UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 9 of its series:

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Government Securities Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Core Plus Bond Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Plus Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of reporting period: February 28, 2021

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report
February 28, 2021
Wells Fargo
Adjustable Rate Government Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery
The views expressed and any forward-looking statements are as of February 28, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Adjustable Rate Government Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Adjustable Rate Government Fund for the six-month period that ended February 28, 2021. Global stocks showed robust returns, as the global economy began emerging from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also had positive returns, led by high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.74%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 16.65%, while the MSCI EM Index (Net),3 had even stronger performance, with a 22.32% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned (1.55)%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 1.41%, and the Bloomberg Barclays Municipal Bond Index,6 returned 0.86% while the ICE BofA U.S. High Yield Index,7 gained 6.14%.
Hope drove the stock markets to new highs.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter gross domestic product growth.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Adjustable Rate Government Fund

Letter to shareholders (unaudited)
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February 2020. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January's expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher growth and inflation expectations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”
“February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Adjustable Rate Government Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Adjustable Rate Government Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Christopher Y. Kauffman, CFA®‡, Michal Stanczyk

Average annual total returns (%) as of February 28, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (ESAAX)	6-30-2000	-1.12	0.87	0.80	0.85	1.27	1.01	0.89	0.75
Class C (ESACX)	6-30-2000	-0.98	0.47	0.23	0.02	0.47	0.23	1.64	1.50
Administrator Class (ESADX)	7-30-2010	–	–	–	0.99	1.41	1.15	0.83	0.61
Institutional Class (EKIZX)	10-1-1991	–	–	–	1.13	1.55	1.28	0.56	0.47
Bloomberg Barclays 6-Month Treasury Bill Index[3]	–	–	–	–	0.65	1.42	0.82	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.74% for Class A, 1.49% for Class C, 0.60% for Administrator Class and 0.46% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg Barclays 6-Month Treasury Bill Index tracks the performance and attributes of recently issued 6-Month U.S. Treasury bills. The index follows Bloomberg Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Wells Fargo Adjustable Rate Government Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2021[1]
FHLMC, 2.82%, 7-1-2038	2.03
FNMA Series 2002-66 Class A3, 3.81%, 4-25-2042	1.26
FNMA, 2.98%, 12-1-2040	1.24
FNMA Series 2018-39 Class WF, 0.44%, 6-25-2048	1.23
FHLMC, 2.64%, 6-1-2050	1.16
FNMA Series 2013-23 Class LF, 0.49%, 3-25-2043	1.11
ECMC Group Student Loan Trust Series 2018-2A Class A, 0.92%, 9-25-2068	1.02
GNMA Series 2017-H11 Class FE, 1.18%, 5-20-2067	0.96
FNMA Series 2004-W15 Class 3A, 3.61%, 6-25-2044	0.96
Navient Student Loan Trust Series 2019-2A Class A2, 1.13%, 2-27-2068	0.95
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Adjustable Rate Government Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2020 to February 28, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2020	Ending account value 2-28-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,009.25	$3.69	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71	0.74%
Class C
Actual	$1,000.00	$1,004.73	$7.06	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.10	1.42%
Administrator Class
Actual	$1,000.00	$1,009.95	$2.99	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$1,010.65	$2.29	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31	0.46%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 79.47%
FHLMC (1 Year Treasury Constant Maturity+0.75%)±	1.49%	4-1-2030	$ 24,610	$ 24,761
FHLMC (11th District Cost of Funds+1.25%)±	1.77	2-1-2035	47,332	46,810
FHLMC (11th District Cost of Funds+1.25%)±	1.78	1-1-2030	1,942	1,924
FHLMC (11th District Cost of Funds+1.25%)±	1.78	1-1-2030	448	446
FHLMC (11th District Cost of Funds+1.25%)±	1.78	7-1-2030	107,571	107,064
FHLMC (6 Month LIBOR+1.73%)±	1.98	6-1-2024	3,792	3,801
FHLMC (12 Month LIBOR+1.51%)±	2.01	2-1-2037	47,781	47,917
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	2.11	11-1-2034	258,910	259,201
FHLMC (6 Month LIBOR+1.42%)±	2.13	2-1-2037	2,398	2,480
FHLMC (12 Month LIBOR+1.73%)±	2.19	1-1-2035	360,580	362,404
FHLMC (12 Month LIBOR+1.74%)±	2.23	12-1-2036	169,261	178,839
FHLMC (6 Month LIBOR+1.72%)±	2.28	6-1-2037	245,674	246,770
FHLMC (12 Month LIBOR+1.78%)±	2.30	11-1-2035	205,674	217,138
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount+1.75%)±	2.34	1-1-2023	6,760	6,767
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	2.34	12-1-2033	325,888	326,834
FHLMC (6 Month LIBOR+1.68%)±	2.34	1-1-2037	698,885	727,098
FHLMC (12 Month LIBOR+1.98%)±	2.35	11-1-2032	98,400	98,219
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	2.38	5-1-2034	53,597	57,043
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	2.38	12-1-2034	167,442	168,026
FHLMC (1 Year Treasury Constant Maturity+1.88%)±	2.39	5-1-2035	261,314	262,312
FHLMC (11th District Cost of Funds+0.00%)±	2.40	3-1-2025	239	239
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	2.40	5-1-2025	41,579	41,645
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	2.40	11-1-2029	32,899	32,919
FHLMC (12 Month LIBOR+1.77%)±	2.40	1-1-2040	2,218,128	2,315,827
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	2.41	11-1-2029	50,352	50,458
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	2.41	1-1-2035	180,196	180,646
FHLMC (1 Year Treasury Constant Maturity+2.03%)±	2.41	12-1-2035	297,127	297,179
FHLMC (12 Month LIBOR+1.99%)±	2.42	7-1-2036	218,116	220,144
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	2.45	4-1-2036	268,394	275,510
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	2.46	9-1-2033	70,520	74,421
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	2.54	11-1-2027	249,214	249,079
FHLMC (6 Month LIBOR+2.09%)±	2.55	6-1-2026	428,015	430,358
FHLMC (1 Year Treasury Constant Maturity+2.33%)±	2.56	7-1-2031	124,738	125,232
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	2.57	1-1-2028	9,348	9,349
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	2.60	11-1-2026	49,436	49,395
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	2.60	8-1-2033	58,680	58,434
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	2.60	1-1-2037	53,660	57,267
FHLMC (12 Month LIBOR+1.75%)±	2.60	9-1-2037	214,624	226,726
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	2.61	1-1-2028	1,378	1,379
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	2.62	5-1-2032	94,885	94,660
FHLMC (12 Month LIBOR+1.93%)±	2.62	4-1-2035	703,519	712,737
FHLMC (12 Month LIBOR+1.64%)±	2.64	6-1-2050	4,782,996	4,959,426
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	2.65	9-1-2031	34,128	34,205
FHLMC (12 Month LIBOR+1.75%)±	2.65	6-1-2033	281,384	284,587
FHLMC (1 Year Treasury Constant Maturity+2.34%)±	2.65	7-1-2034	251,451	251,673
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	2.66	12-1-2032	66,224	66,529
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	2.67	9-1-2029	28,624	28,604
FHLMC (1 Year Treasury Constant Maturity+2.03%)±	2.67	8-1-2033	749,103	760,004
FHLMC (1 Year Treasury Constant Maturity+2.18%)±	2.69	6-1-2036	487,926	519,254
FHLMC (12 Month LIBOR+1.81%)±	2.70	5-1-2039	328,286	330,491
FHLMC (12 Month LIBOR+1.62%)±	2.72	7-1-2045	1,068,752	1,109,484
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	2.73	7-1-2038	149,506	149,085
FHLMC (6 Month LIBOR+2.12%)±	2.74	5-1-2037	28,017	28,236
The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (1 Year Treasury Constant Maturity+2.33%)±	2.75%	7-1-2027	$ 230,708	$ 232,162
FHLMC (12 Month LIBOR+1.77%)±	2.75	6-1-2035	362,765	364,665
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	2.77	10-1-2037	507,101	526,356
FHLMC (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount+1.94%)±	2.81	7-1-2024	16,286	16,197
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	2.82	10-1-2036	169,010	170,937
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	2.82	7-1-2038	8,171,401	8,677,116
FHLMC (12 Month LIBOR+1.77%)±	2.83	10-1-2035	453,264	455,238
FHLMC (12 Month LIBOR+1.86%)±	2.83	7-1-2038	929,920	983,271
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	2.86	6-1-2030	189,649	189,358
FHLMC (12 Month LIBOR+1.78%)±	2.87	9-1-2037	239,257	253,253
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	2.89	7-1-2034	164,891	166,566
FHLMC (12 Month LIBOR+1.77%)±	2.89	10-1-2036	272,677	288,362
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	2.89	4-1-2037	2,027,140	2,164,876
FHLMC (12 Month LIBOR+1.75%)±	2.90	5-1-2033	131,190	131,564
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	2.92	5-1-2038	419,852	426,336
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	2.96	11-1-2029	214,949	214,842
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	2.97	6-1-2035	167,301	167,119
FHLMC (12 Month LIBOR+1.73%)±	2.97	5-1-2037	643,679	681,238
FHLMC (1 Year Treasury Constant Maturity+2.21%)±	2.99	1-1-2037	507,619	511,396
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	3.00	9-1-2030	51,324	51,775
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	3.00	9-1-2038	2,996,355	3,191,119
FHLMC (1 Year Treasury Constant Maturity+2.33%)±	3.01	10-1-2033	591,086	600,328
FHLMC (1 Year Treasury Constant Maturity+2.39%)±	3.01	6-1-2035	665,484	695,213
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	3.07	2-1-2035	300,174	303,024
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	3.09	11-1-2022	29,164	29,401
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	3.09	2-1-2036	3,222,052	3,435,128
FHLMC (1 Year Treasury Constant Maturity+2.66%)±	3.10	5-1-2028	103,305	103,215
FHLMC (11th District Cost of Funds+2.41%)±	3.12	6-1-2029	10,666	10,800
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	3.13	6-1-2030	23,816	24,031
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	3.14	6-1-2033	300,967	304,100
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	3.14	6-1-2035	58,642	62,554
FHLMC (6 Month LIBOR+2.38%)±	3.27	2-1-2024	6,995	7,010
FHLMC (1 Year Treasury Constant Maturity+2.39%)±	3.27	1-1-2037	899,145	964,840
FHLMC (1 Year Treasury Constant Maturity+2.43%)±	3.30	6-1-2025	34,572	34,417
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	3.31	2-1-2036	359,646	372,484
FHLMC (12 Month LIBOR+1.84%)±	3.31	9-1-2036	302,909	319,163
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	3.31	5-1-2037	30,422	30,519
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	3.32	2-1-2034	2,715,100	2,861,006
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	3.33	9-1-2033	213,531	216,496
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	3.36	8-1-2027	3,721	3,745
FHLMC (1 Year Treasury Constant Maturity+2.03%)±	3.37	3-1-2025	13,511	13,508
FHLMC (11th District Cost of Funds+2.39%)±	3.39	6-1-2021	2,782	2,785
FHLMC (12 Month Treasury Average+2.52%)±	3.39	6-1-2028	28,032	27,936
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	3.41	4-1-2038	531,950	568,129
FHLMC (1 Year Treasury Constant Maturity+2.38%)±	3.42	4-1-2034	273,091	273,690
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	3.44	7-1-2031	343,644	344,830
FHLMC (12 Month Treasury Average+1.90%)±	3.45	5-1-2028	137,554	137,993
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	3.47	7-1-2029	35,899	35,965
FHLMC (12 Month LIBOR+1.87%)±	3.50	5-1-2035	51,845	52,325
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	3.53	4-1-2023	50,769	50,738
FHLMC (12 Month LIBOR+1.75%)±	3.55	4-1-2035	111,127	117,253
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	3.56	10-1-2025	29,017	28,928
FHLMC (12 Month LIBOR+1.67%)±	3.67	8-1-2035	127,351	126,919
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	3.73	4-1-2034	157,614	157,959
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	3.73%	4-1-2034	$ 164,997	$ 164,895
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	3.75	5-1-2034	116,517	116,193
FHLMC (3 Year Treasury Constant Maturity+2.27%)±	3.77	4-1-2032	31,149	31,328
FHLMC (12 Month LIBOR+1.90%)±	3.77	4-1-2037	233,955	248,823
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	3.80	3-1-2027	32,498	32,460
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.82	8-1-2027	25,902	25,953
FHLMC (12 Month LIBOR+1.84%)±	3.83	4-1-2035	702,937	741,981
FHLMC (12 Month LIBOR+1.84%)±	3.84	4-1-2037	272,755	288,226
FHLMC (12 Month LIBOR+1.91%)±	3.85	3-1-2032	180,670	181,682
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	3.85	2-1-2034	595,258	600,514
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	3.86	2-1-2034	119,344	119,801
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	3.86	4-1-2038	644,636	644,964
FHLMC (3 Year Treasury Constant Maturity+2.69%)±	3.88	6-1-2035	360,817	368,867
FHLMC (12 Month Treasury Average+2.46%)±	3.89	10-1-2029	76,393	76,434
FHLMC (11th District Cost of Funds+1.25%)±	3.92	11-1-2030	12,691	12,959
FHLMC (1 Year Treasury Constant Maturity+2.44%)±	3.94	4-1-2029	54,333	54,560
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	3.96	9-1-2030	46,953	46,943
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	3.98	2-1-2030	24,801	24,847
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	3.98	6-1-2030	65,960	66,045
FHLMC	4.00	7-1-2029	1,879,612	2,005,603
FHLMC (1 Year Treasury Constant Maturity+2.52%)±	4.00	11-1-2029	71,492	71,824
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	4.01	10-1-2024	43,950	43,980
FHLMC (1 Year Treasury Constant Maturity+2.60%)±	4.10	6-1-2032	128,262	128,235
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	4.26	5-1-2031	84,613	85,758
FHLMC (11th District Cost of Funds+2.57%)±	4.29	12-1-2025	182,142	182,900
FHLMC (2 Year Treasury Constant Maturity+2.44%)±	4.32	8-1-2029	14,357	14,386
FHLMC (11th District Cost of Funds+2.29%)±	4.42	12-1-2025	3,920	3,918
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	4.51	8-1-2029	7,367	7,391
FHLMC (6 Month LIBOR+3.83%)±	4.71	11-1-2026	21,537	21,595
FHLMC	5.00	10-1-2022	2,298	2,406
FHLMC Multifamily Structured Pass Through Certificates Series KF61 Class A (1 Month LIBOR+0.53%)±	0.65	3-25-2029	918,924	928,795
FHLMC Multifamily Structured Pass Through Certificates Series KF85 Class AL (1 Month LIBOR+0.30%)±	0.41	8-25-2030	2,000,000	2,009,216
FHLMC Multifamily Structured Pass Through Certificates Series KF86 Class AL (1 Month LIBOR+0.29%)±	0.40	8-25-2027	3,393,940	3,408,253
FHLMC Multifamily Structured Pass Through Certificates Series KX04 Class AFL (1 Month LIBOR+0.33%)±	0.44	3-25-2030	2,609,412	2,617,598
FHLMC Series 1671 Class QA (11th District Cost of Funds+0.95%)±	1.42	2-15-2024	452,902	455,142
FHLMC Series 1686 Class FE (11th District Cost of Funds+1.10%)±	1.57	2-15-2024	6,388	6,465
FHLMC Series 1709 Class FA (10 Year Treasury Constant Maturity+(0.85)%)±	0.26	3-15-2024	117,100	115,120
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity+(0.60)%)±	0.51	5-15-2024	51,558	50,695
FHLMC Series 20 Class F ±±	3.39	7-1-2029	4,259	4,367
FHLMC Series 2315 Class FW (1 Month LIBOR+0.55%)±	0.66	4-15-2027	42,685	42,869
FHLMC Series 2391 Class EF (1 Month LIBOR+0.50%)±	0.61	6-15-2031	43,113	43,345
FHLMC Series 2454 Class SL (1 Month LIBOR+8.00%)♀±	7.89	3-15-2032	85,936	14,464
FHLMC Series 2461 Class FI (1 Month LIBOR+0.50%)±	0.61	4-15-2028	58,505	58,719
FHLMC Series 2464 Class FE (1 Month LIBOR+1.00%)±	1.11	3-15-2032	56,010	57,245
FHLMC Series 2466 Class FV (1 Month LIBOR+0.55%)±	0.66	3-15-2032	114,110	114,951
FHLMC Series 2538 Class F (1 Month LIBOR+0.60%)±	0.71	12-15-2032	241,966	245,450
FHLMC Series 264 Class F1 (1 Month LIBOR+0.55%)±	0.66	7-15-2042	1,122,768	1,133,571
FHLMC Series 2682 Class FK (1 Month LIBOR+1.47%)±	1.58	1-15-2033	2,435,769	2,535,485
The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  11

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Series 3067 Class FA (1 Month LIBOR+0.35%)±	0.46%	11-15-2035	$ 800,417	$ 805,102
FHLMC Series 3140 Class GF (1 Month LIBOR+0.35%)±	0.46	3-15-2036	573,789	577,174
FHLMC Series 3146 Class FP (1 Month LIBOR+0.35%)±	0.46	4-15-2036	560,945	564,225
FHLMC Series 3149 Class FB (1 Month LIBOR+0.35%)±	0.46	5-15-2036	966,961	971,738
FHLMC Series 319 Class F1 (1 Month LIBOR+0.45%)±	0.56	11-15-2043	1,524,889	1,490,781
FHLMC Series 3240 Class FM (1 Month LIBOR+0.35%)±	0.46	11-15-2036	1,066,200	1,072,534
FHLMC Series 3284 Class CF (1 Month LIBOR+0.37%)±	0.48	3-15-2037	719,661	724,753
FHLMC Series 3286 Class FA (1 Month LIBOR+0.40%)±	0.51	3-15-2037	323,811	325,965
FHLMC Series 3436 Class A ±±	2.44	11-15-2036	364,937	375,444
FHLMC Series 350 Class F2 (1 Month LIBOR+0.35%)±	2.85	9-15-2040	2,776,748	2,761,437
FHLMC Series 3684 Class FM (1 Month LIBOR+0.35%)±	0.49	11-15-2036	1,528,970	1,492,123
FHLMC Series 3753 Class FA (1 Month LIBOR+0.50%)±	0.61	11-15-2040	1,773,075	1,788,728
FHLMC Series 3757 Class PF (1 Month LIBOR+0.50%)±	0.61	8-15-2040	552,534	552,083
FHLMC Series 3822 Class FY (1 Month LIBOR+0.40%)±	0.51	2-15-2033	777,387	783,519
FHLMC Series 3827 Class DF (1 Month LIBOR+0.45%)±	0.56	3-15-2041	692,774	699,864
FHLMC Series 3997 Class FQ (1 Month LIBOR+0.50%)±	0.61	2-15-2042	761,894	768,805
FHLMC Series 4013 Class QF (1 Month LIBOR+0.55%)±	0.66	3-15-2041	585,658	589,680
FHLMC Series 4039 Class FA (1 Month LIBOR+0.50%)±	0.61	5-15-2042	1,275,828	1,288,051
FHLMC Series 4095 Class FB (1 Month LIBOR+0.40%)±	0.51	4-15-2039	588,375	589,673
FHLMC Series 4136 Class DF (1 Month LIBOR+0.30%)±	0.41	11-15-2042	789,670	789,778
FHLMC Series 4143 Class KF (1 Month LIBOR+0.35%)±	0.49	9-15-2037	2,395,766	2,396,997
FHLMC Series 4248 Class FL (1 Month LIBOR+0.45%)±	0.56	5-15-2041	298,757	301,570
FHLMC Series 4316 Class JF (1 Month LIBOR+0.40%)±	0.51	1-15-2044	1,232,354	1,235,666
FHLMC Series 4503 Class FA (1 Month LIBOR+0.35%)±	0.49	2-15-2042	2,030,890	2,031,872
FHLMC Series 4515 Class FA (1 Month LIBOR+0.37%)±	0.51	8-15-2038	302,405	304,175
FHLMC Series 4604 Class PA	3.00	1-15-2044	1,952,506	1,998,510
FHLMC Series 4628 Class KF (1 Month LIBOR+0.50%)±	0.61	1-15-2055	1,817,335	1,839,482
FHLMC Series 4678 Class AF (1 Month LIBOR+0.40%)±	0.54	12-15-2042	1,562,401	1,577,487
FHLMC Series 4691 Class FA (1 Month LIBOR+0.35%)±	0.46	6-15-2047	775,124	769,456
FHLMC Series 4754 Class FM (1 Month LIBOR+0.30%)±	0.41	2-15-2048	2,638,432	2,645,827
FHLMC Series 4821 Class FA (1 Month LIBOR+0.30%)±	0.41	7-15-2048	842,871	845,311
FHLMC Series 4842 Class FA (1 Month LIBOR+0.35%)±	0.46	11-15-2048	1,902,426	1,915,914
FHLMC Series 4921 Class FN (1 Month LIBOR+0.45%)±	0.57	10-25-2049	1,380,593	1,389,788
FHLMC Series 4925 Class FY (1 Month LIBOR+0.45%)±	0.57	10-25-2049	738,111	742,091
FHLMC Series 4933 Class FA (1 Month LIBOR+0.50%)±	0.62	12-25-2049	1,620,021	1,632,250
FHLMC Series 5062 Class FC (30 Day Average U.S. SOFR+0.20%)±	0.24	1-25-2051	1,975,131	1,974,232
FHLMC Series T-15 Class A6 (1 Month LIBOR+0.40%)±	0.52	11-25-2028	273,634	273,698
FHLMC Series T-16 Class A (1 Month LIBOR+0.35%)±	0.22	6-25-2029	972,376	976,503
FHLMC Series T-20 Class A7 (1 Month LIBOR+0.30%)±	0.27	12-25-2029	2,118,249	2,074,560
FHLMC Series T-21 Class A (1 Month LIBOR+0.36%)±	0.30	10-25-2029	607,453	604,989
FHLMC Series T-23 Class A (1 Month LIBOR+0.14%)±	0.27	5-25-2030	1,160,374	1,162,821
FHLMC Series T-27 Class A (1 Month LIBOR+0.30%)±	0.27	10-25-2030	725,999	727,005
FHLMC Series T-30 Class A7 (1 Month LIBOR+0.24%)±	0.36	12-25-2030	777,370	754,245
FHLMC Series T-35 Class A (1 Month LIBOR+0.28%)±	0.26	9-25-2031	1,901,347	1,885,279
FHLMC Series T-48 Class 2A ±±	3.71	7-25-2033	1,474,618	1,555,226
FHLMC Series T-54 Class 4A ±±	3.68	2-25-2043	942,417	1,014,801
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	44,342	52,174
FHLMC Series T-56 Class 3AF (1 Month LIBOR+1.00%)±	1.12	5-25-2043	962,478	991,170
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	1.58	10-25-2044	2,178,599	2,199,493
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	1.70	2-25-2045	1,922,566	1,920,342
FHLMC Series T-66 Class 2A1 ±±	3.44	1-25-2036	1,215,337	1,301,683
FHLMC Series T-67 Class 1A1C ±±	3.16	3-25-2036	2,873,324	3,064,981
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Series T-67 Class 2A1C ±±	3.25%	3-25-2036	$ 2,718,097	$ 2,871,640
FNMA (1 Month LIBOR+0.30%)±	0.42	12-1-2022	3,000,000	3,000,917
FNMA (6 Month LIBOR+1.03%)±	1.28	2-1-2033	107,332	106,804
FNMA (1 Month LIBOR+1.17%)±	1.30	5-1-2029	35,313	35,782
FNMA (6 Month LIBOR+1.18%)±	1.43	8-1-2033	52,642	52,914
FNMA (6 Month LIBOR+1.00%)±	1.51	6-1-2021	446	447
FNMA (6 Month LIBOR+1.37%)±	1.62	1-1-2032	155,607	156,119
FNMA (6 Month LIBOR+1.16%)±	1.62	8-1-2033	2,993	3,010
FNMA (6 Month LIBOR+1.38%)±	1.63	12-1-2031	15,963	15,995
FNMA (11th District Cost of Funds+1.25%)±	1.72	4-1-2042	1,176,556	1,182,907
FNMA (11th District Cost of Funds+1.25%)±	1.72	10-1-2044	694,770	691,953
FNMA (11th District Cost of Funds+1.25%)±	1.74	1-1-2038	21,761	21,701
FNMA (11th District Cost of Funds+1.25%)±	1.75	11-1-2023	7,203	7,175
FNMA (11th District Cost of Funds+1.25%)±	1.75	11-1-2024	85	85
FNMA (6 Month LIBOR+1.38%)±	1.75	8-1-2031	108,739	109,377
FNMA (11th District Cost of Funds+1.25%)±	1.77	3-1-2033	64,370	64,676
FNMA (11th District Cost of Funds+1.26%)±	1.78	1-1-2035	332,895	334,305
FNMA (6 Month LIBOR+1.53%)±	1.78	1-1-2035	742,461	771,119
FNMA (6 Month LIBOR+1.42%)±	1.79	12-1-2031	122,970	123,939
FNMA (6 Month LIBOR+1.55%)±	1.80	12-1-2022	1,803	1,806
FNMA (6 Month LIBOR+1.35%)±	1.80	10-1-2037	348,581	360,503
FNMA (1 Year Treasury Constant Maturity+1.70%)±	1.82	2-1-2033	199,002	200,869
FNMA (6 Month LIBOR+1.55%)±	1.83	3-1-2034	136,976	138,667
FNMA (1 Year Treasury Constant Maturity+1.52%)±	1.86	8-1-2033	661,729	667,218
FNMA (6 Month LIBOR+1.52%)±	1.86	11-1-2034	309,429	311,724
FNMA (1 Year Treasury Constant Maturity+1.74%)±	1.87	1-1-2035	38,030	37,972
FNMA (6 Month LIBOR+1.63%)±	1.88	1-1-2022	1,450	1,449
FNMA (1 Year Treasury Constant Maturity+1.66%)±	1.89	7-1-2048	750,463	773,030
FNMA (12 Month Treasury Average+1.40%)±	1.90	12-1-2030	59,211	59,755
FNMA (11th District Cost of Funds+1.25%)±	1.92	9-1-2037	1,183,171	1,188,825
FNMA (6 Month LIBOR+1.08%)±	1.95	9-1-2032	46,330	46,340
FNMA (6 Month LIBOR+1.74%)±	1.99	12-1-2024	31,595	31,606
FNMA %%	2.00	3-11-2051	3,440,000	3,474,803
FNMA (1 Year Treasury Constant Maturity+1.50%)±	2.06	8-1-2030	610,536	628,921
FNMA (11th District Cost of Funds+1.78%)±	2.08	1-1-2036	156,320	156,855
FNMA (12 Month LIBOR+1.56%)±	2.11	9-1-2036	207,166	209,207
FNMA (6 Month LIBOR+1.74%)±	2.12	10-1-2024	24,049	24,143
FNMA (1 Year Treasury Constant Maturity+1.76%)±	2.13	8-1-2032	114,960	115,458
FNMA (12 Month LIBOR+1.75%)±	2.13	1-1-2035	304,315	318,806
FNMA (11th District Cost of Funds+1.42%)±	2.14	4-1-2024	556,425	555,671
FNMA (6 Month LIBOR+1.93%)±	2.18	6-1-2032	59,596	60,071
FNMA (12 Month LIBOR+1.53%)±	2.18	9-1-2035	475,111	496,418
FNMA (1 Year Treasury Constant Maturity+2.09%)±	2.21	1-1-2036	65,996	67,189
FNMA (1 Year Treasury Constant Maturity+1.88%)±	2.26	8-1-2031	47,859	48,073
FNMA (12 Month Treasury Average+1.75%)±	2.26	10-1-2035	399,924	413,068
FNMA (12 Month LIBOR+1.65%)±	2.27	9-1-2037	524,659	526,465
FNMA (6 Month LIBOR+1.96%)±	2.28	1-1-2033	53,143	53,434
FNMA (11th District Cost of Funds+1.83%)±	2.29	1-1-2036	17,040	17,133
FNMA (1 Year Treasury Constant Maturity+2.17%)±	2.29	12-1-2039	157,053	156,590
FNMA (1 Year Treasury Constant Maturity+2.18%)±	2.30	12-1-2024	15,405	15,428
FNMA (1 Year Treasury Constant Maturity+0.00%)±	2.30	1-1-2035	23,091	23,146
FNMA (1 Year Treasury Constant Maturity+2.18%)±	2.30	1-1-2036	230,345	229,840
FNMA (11th District Cost of Funds+1.81%)±	2.31	3-1-2033	188,986	189,760
FNMA (1 Year Treasury Constant Maturity+2.13%)±	2.32	10-1-2025	57,692	57,842
FNMA (12 Month LIBOR+1.82%)±	2.32	12-1-2046	62,424	62,471
The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  13

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (12 Month LIBOR+1.83%)±	2.33%	1-1-2033	$ 184,149	$ 184,851
FNMA (1 Year Treasury Constant Maturity+0.00%)±	2.35	6-1-2026	115	115
FNMA (1 Year Treasury Constant Maturity+2.22%)±	2.35	8-1-2031	90,608	90,744
FNMA (1 Year Treasury Constant Maturity+2.22%)±	2.35	10-1-2034	126,185	126,265
FNMA (12 Month Treasury Average+1.83%)±	2.35	11-1-2035	85,954	90,577
FNMA (U.S. Treasury H15 Treasury Bill 6 Month Auction High Discount+2.23%)±	2.36	7-1-2025	557	557
FNMA (11th District Cost of Funds+1.86%)±	2.36	10-1-2027	184,116	186,412
FNMA (1 Year Treasury Constant Maturity+2.15%)±	2.37	2-1-2033	50,934	51,276
FNMA (12 Month LIBOR+1.62%)±	2.38	8-1-2050	3,751,023	3,892,211
FNMA (12 Month LIBOR+1.60%)±	2.39	3-1-2046	1,855,410	1,917,365
FNMA (12 Month LIBOR+1.60%)±	2.39	8-1-2050	3,394,750	3,509,041
FNMA (3 Year Treasury Constant Maturity+2.15%)±	2.40	10-1-2024	17,739	17,790
FNMA (12 Month Treasury Average+1.85%)±	2.40	6-1-2035	323,627	340,946
FNMA (1 Year Treasury Constant Maturity+2.18%)±	2.40	9-1-2035	747,127	794,280
FNMA (12 Month Treasury Average+1.87%)±	2.40	11-1-2035	460,274	462,446
FNMA (12 Month Treasury Average+1.94%)±	2.41	7-1-2035	583,521	616,709
FNMA (6 Month LIBOR+2.02%)±	2.44	10-1-2024	23,393	23,657
FNMA (1 Year Treasury Constant Maturity+2.32%)±	2.44	5-1-2025	19,169	19,220
FNMA (1 Year Treasury Constant Maturity+2.32%)±	2.45	6-1-2032	17,000	16,980
FNMA (1 Year Treasury Constant Maturity+2.09%)±	2.46	8-1-2025	13,326	13,361
FNMA (12 Month LIBOR+1.90%)±	2.46	10-1-2034	371,576	375,234
FNMA (1 Year Treasury Constant Maturity+2.21%)±	2.47	9-1-2022	25,906	26,187
FNMA (1 Year Treasury Constant Maturity+2.03%)±	2.47	12-1-2033	392,199	394,896
FNMA (1 Year Treasury Constant Maturity+2.31%)±	2.47	12-1-2034	344,325	353,186
FNMA (12 Month LIBOR+1.68%)±	2.48	6-1-2041	1,467,026	1,547,066
FNMA (11th District Cost of Funds+1.82%)±	2.49	5-1-2028	30,038	30,186
FNMA (1 Year Treasury Constant Maturity+2.37%)±	2.50	7-1-2027	15,176	15,177
FNMA (1 Year Treasury Constant Maturity+2.29%)±	2.50	1-1-2031	235,460	235,753
FNMA (12 Month LIBOR+1.76%)±	2.50	1-1-2042	1,920,014	2,030,553
FNMA %%	2.50	7-25-2050	3,440,000	3,566,313
FNMA (12 Month Treasury Average+1.97%)±	2.51	11-1-2035	497,096	508,144
FNMA (12 Month Treasury Average+1.99%)±	2.51	11-1-2035	16,296	17,219
FNMA (12 Month Treasury Average+2.05%)±	2.52	7-1-2035	371,123	393,857
FNMA (12 Month LIBOR+1.72%)±	2.52	7-1-2043	1,867,663	1,959,649
FNMA (1 Year Treasury Constant Maturity+2.28%)±	2.53	9-1-2026	14,689	14,659
FNMA (1 Year Treasury Constant Maturity+2.40%)±	2.53	9-1-2033	357,778	358,725
FNMA (1 Year Treasury Constant Maturity+2.29%)±	2.54	12-1-2030	17,450	17,425
FNMA (12 Month Treasury Average+2.01%)±	2.54	10-1-2035	228,890	242,446
FNMA (1 Year Treasury Constant Maturity+2.11%)±	2.55	4-1-2040	85,758	89,460
FNMA (12 Month LIBOR+1.62%)±	2.55	4-1-2050	2,010,113	2,091,179
FNMA (12 Month LIBOR+1.95%)±	2.56	9-1-2035	212,755	225,973
FNMA (1 Year Treasury Constant Maturity+2.18%)±	2.56	1-1-2036	344,285	344,986
FNMA (12 Month LIBOR+1.77%)±	2.56	7-1-2044	2,266,954	2,398,599
FNMA (1 Year Treasury Constant Maturity+2.33%)±	2.57	11-1-2024	26,866	27,149
FNMA (1 Year Treasury Constant Maturity+2.19%)±	2.57	8-1-2033	363,197	364,334
FNMA (12 Month Treasury Average+2.07%)±	2.57	1-1-2035	251,985	254,814
FNMA (1 Year Treasury Constant Maturity+2.19%)±	2.58	1-1-2033	853,709	873,150
FNMA (1 Year Treasury Constant Maturity+2.11%)±	2.58	7-1-2035	255,353	258,149
FNMA (1 Year Treasury Constant Maturity+2.21%)±	2.58	8-1-2035	511,684	536,547
FNMA (1 Year Treasury Constant Maturity+1.93%)±	2.58	7-1-2038	441,112	441,866
FNMA (1 Year Treasury Constant Maturity+1.85%)±	2.60	11-1-2027	687	688
FNMA (11th District Cost of Funds+1.92%)±	2.60	9-1-2030	159,764	159,030
FNMA (1 Year Treasury Constant Maturity+2.48%)±	2.60	5-1-2035	352,699	374,330
FNMA (1 Year Treasury Constant Maturity+2.18%)±	2.60	6-1-2035	173,973	175,062
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity+2.22%)±	2.60%	7-1-2035	$ 57,478	$ 59,801
FNMA (1 Year Treasury Constant Maturity+2.22%)±	2.60	7-1-2035	330,946	344,331
FNMA (1 Year Treasury Constant Maturity+2.27%)±	2.62	9-1-2030	52,602	52,647
FNMA (1 Year Treasury Constant Maturity+2.14%)±	2.62	5-1-2034	344,094	344,280
FNMA (1 Year Treasury Constant Maturity+2.36%)±	2.62	11-1-2034	205,512	219,062
FNMA (1 Year Treasury Constant Maturity+2.50%)±	2.63	6-1-2032	75,974	75,581
FNMA (1 Year Treasury Constant Maturity+2.52%)±	2.64	11-1-2024	14,974	14,995
FNMA (1 Year Treasury Constant Maturity+2.28%)±	2.65	4-1-2024	11,862	11,866
FNMA (1 Year Treasury Constant Maturity+2.20%)±	2.65	12-1-2040	2,404,507	2,552,912
FNMA (12 Month LIBOR+1.59%)±	2.66	1-1-2040	89,126	90,887
FNMA (1 Year Treasury Constant Maturity+2.22%)±	2.66	12-1-2040	1,833,778	1,947,367
FNMA (1 Year Treasury Constant Maturity+2.25%)±	2.67	11-1-2038	2,872,570	3,065,916
FNMA (1 Year Treasury Constant Maturity+2.38%)±	2.68	7-1-2027	56,724	57,210
FNMA (12 Month LIBOR+1.67%)±	2.68	7-1-2035	685,340	722,154
FNMA (12 Month LIBOR+1.72%)±	2.69	6-1-2035	75,679	79,829
FNMA (1 Year Treasury Constant Maturity+2.21%)±	2.71	6-1-2033	84,781	84,827
FNMA (1 Year Treasury Constant Maturity+2.60%)±	2.72	10-1-2025	5,207	5,242
FNMA (1 Year Treasury Constant Maturity+2.60%)±	2.72	2-1-2028	27,890	27,865
FNMA (1 Year Treasury Constant Maturity+2.23%)±	2.72	5-1-2033	669,399	675,371
FNMA (6 Month LIBOR+2.25%)±	2.72	3-1-2034	434,494	441,513
FNMA (1 Year Treasury Constant Maturity+2.22%)±	2.72	7-1-2037	195,588	208,606
FNMA (12 Month LIBOR+1.87%)±	2.72	5-1-2038	409,592	434,919
FNMA (1 Year Treasury Constant Maturity+2.50%)±	2.73	3-1-2027	54,378	54,754
FNMA (6 Month LIBOR+2.48%)±	2.73	7-1-2033	30,730	30,730
FNMA (1 Year Treasury Constant Maturity+2.25%)±	2.73	1-1-2037	699,191	713,727
FNMA (11th District Cost of Funds+1.70%)±	2.74	4-1-2030	718	720
FNMA (1 Year Treasury Constant Maturity+2.24%)±	2.75	5-1-2036	1,586,525	1,660,659
FNMA (1 Year Treasury Constant Maturity+2.58%)±	2.77	3-1-2032	98,942	98,695
FNMA (1 Year Treasury Constant Maturity+1.84%)±	2.78	4-1-2030	24,402	24,433
FNMA (12 Month Treasury Average+2.23%)±	2.78	8-1-2035	354,819	358,357
FNMA (12 Month LIBOR+1.90%)±	2.78	5-1-2037	934,710	992,237
FNMA (1 Year Treasury Constant Maturity+2.24%)±	2.79	7-1-2038	2,210,178	2,353,996
FNMA (1 Year Treasury Constant Maturity+2.30%)±	2.80	1-1-2026	119,677	119,759
FNMA (1 Year Treasury Constant Maturity+2.10%)±	2.80	9-1-2036	250,276	249,705
FNMA (12 Month LIBOR+1.70%)±	2.81	4-1-2034	367,032	385,895
FNMA (1 Year Treasury Constant Maturity+2.26%)±	2.82	5-1-2033	107,388	108,061
FNMA (1 Year Treasury Constant Maturity+2.22%)±	2.82	6-1-2035	323,143	344,360
FNMA (1 Year Treasury Constant Maturity+2.27%)±	2.82	10-1-2036	314,935	335,343
FNMA (1 Year Treasury Constant Maturity+2.22%)±	2.82	4-1-2038	414,812	420,273
FNMA (1 Year Treasury Constant Maturity+2.21%)±	2.83	1-1-2027	118,421	118,782
FNMA (1 Year Treasury Constant Maturity+2.40%)±	2.83	7-1-2030	209,375	210,134
FNMA (12 Month LIBOR+1.78%)±	2.83	6-1-2036	166,107	175,350
FNMA (1 Year Treasury Constant Maturity+2.47%)±	2.84	9-1-2028	31,050	30,971
FNMA (1 Year Treasury Constant Maturity+2.03%)±	2.84	12-1-2032	333,970	334,182
FNMA (6 Month LIBOR+1.98%)±	2.85	9-1-2033	48,450	48,765
FNMA (12 Month LIBOR+1.75%)±	2.86	7-1-2035	337,333	355,807
FNMA (12 Month Treasury Average+2.36%)±	2.86	8-1-2040	338,730	342,055
FNMA (12 Month LIBOR+1.59%)±	2.86	6-1-2044	887,163	915,605
FNMA (1 Year Treasury Constant Maturity+2.28%)±	2.89	4-1-2024	4,967	4,991
FNMA (1 Year Treasury Constant Maturity+2.38%)±	2.89	1-1-2029	105,690	105,687
FNMA (1 Year Treasury Constant Maturity+2.27%)±	2.91	6-1-2037	1,060,232	1,132,719
FNMA (1 Year Treasury Constant Maturity+2.64%)±	2.92	10-1-2028	79,060	78,820
FNMA (1 Year Treasury Constant Maturity+2.23%)±	2.93	9-1-2033	273,267	274,872
FNMA (1 Year Treasury Constant Maturity+2.33%)±	2.94	12-1-2030	433,971	435,182
FNMA (1 Year Treasury Constant Maturity+2.21%)±	2.94	10-1-2034	655,605	696,093
The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  15

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity+2.50%)±	2.95%	7-1-2028	$ 212,256	$ 212,016
FNMA (11th District Cost of Funds+1.28%)±	2.98	10-1-2034	58,462	59,102
FNMA (1 Year Treasury Constant Maturity+2.19%)±	2.98	12-1-2040	5,001,710	5,311,175
FNMA (1 Year Treasury Constant Maturity+2.49%)±	2.99	7-1-2037	81,399	81,948
FNMA (6 Month LIBOR+2.55%)±	3.02	4-1-2033	201,771	202,540
FNMA (1 Year Treasury Constant Maturity+2.21%)±	3.04	6-1-2027	56,254	56,216
FNMA (1 Year Treasury Constant Maturity+2.29%)±	3.04	5-1-2034	117,148	117,166
FNMA (6 Month LIBOR+2.31%)±	3.06	4-1-2033	166,676	167,029
FNMA (1 Year Treasury Constant Maturity+2.20%)±	3.06	9-1-2035	1,558,010	1,655,050
FNMA (1 Year Treasury Constant Maturity+1.58%)±	3.08	3-1-2034	240,683	241,396
FNMA (1 Year Treasury Constant Maturity+2.24%)±	3.09	7-1-2028	74	75
FNMA (11th District Cost of Funds+1.25%)±	3.14	4-1-2034	562,250	578,695
FNMA (1 Year Treasury Constant Maturity+2.41%)±	3.19	5-1-2027	39,629	39,614
FNMA (1 Year Treasury Constant Maturity+2.84%)±	3.20	9-1-2030	130,722	130,422
FNMA (1 Year Treasury Constant Maturity+2.34%)±	3.21	9-1-2037	374,135	376,843
FNMA (1 Year Treasury Constant Maturity+2.22%)±	3.26	7-1-2029	266,871	269,587
FNMA (1 Year Treasury Constant Maturity+2.37%)±	3.26	9-1-2030	420,348	421,335
FNMA (12 Month LIBOR+1.63%)±	3.26	11-1-2038	173,379	182,238
FNMA (1 Year Treasury Constant Maturity+2.51%)±	3.32	8-1-2035	211,306	211,607
FNMA (1 Year Treasury Constant Maturity+2.35%)±	3.33	6-1-2027	52,545	52,966
FNMA (1 Year Treasury Constant Maturity+2.50%)±	3.33	10-1-2029	228,058	228,253
FNMA (1 Year Treasury Constant Maturity+2.45%)±	3.33	7-1-2037	1,025,399	1,102,422
FNMA (1 Year Treasury Constant Maturity+1.89%)±	3.39	6-1-2032	50,681	50,403
FNMA (6 Month LIBOR+2.75%)±	3.45	5-1-2033	755,227	772,713
FNMA (1 Year Treasury Constant Maturity+2.22%)±	3.48	8-1-2026	122,184	122,372
FNMA (1 Year Treasury Constant Maturity+2.12%)±	3.49	8-1-2026	18,817	18,749
FNMA (1 Year Treasury Constant Maturity+1.63%)±	3.50	11-1-2029	5,974	6,083
FNMA (1 Year Treasury Constant Maturity+2.50%)±	3.52	9-1-2030	336,721	336,348
FNMA (6 Month LIBOR+2.70%)±	3.55	1-1-2033	54,698	54,887
FNMA (12 Month LIBOR+1.75%)±	3.58	4-1-2034	240,920	243,027
FNMA (5 Year Treasury Constant Maturity+1.90%)±	3.60	9-1-2031	162,055	161,945
FNMA (1 Year Treasury Constant Maturity+2.10%)±	3.60	7-1-2035	42,252	42,244
FNMA (12 Month LIBOR+1.75%)±	3.61	5-1-2035	445,145	469,650
FNMA (1 Year Treasury Constant Maturity+2.64%)±	3.62	7-1-2028	35,844	35,836
FNMA (1 Year Treasury Constant Maturity+2.12%)±	3.62	3-1-2031	25,752	25,621
FNMA (6 Month LIBOR+2.67%)±	3.67	4-1-2024	69,188	69,686
FNMA (12 Month LIBOR+1.75%)±	3.68	4-1-2033	308,138	309,310
FNMA (1 Year Treasury Constant Maturity+2.19%)±	3.69	3-1-2035	297,440	300,080
FNMA (12 Month Treasury Average+2.48%)±	3.70	6-1-2040	512,802	514,621
FNMA (1 Year Treasury Constant Maturity+2.21%)±	3.71	5-1-2037	517,239	517,001
FNMA (1 Year Treasury Constant Maturity+2.25%)±	3.75	10-1-2029	13,875	13,878
FNMA (1 Year Treasury Constant Maturity+2.32%)±	3.82	4-1-2028	68,291	68,348
FNMA (1 Year Treasury Constant Maturity+2.39%)±	3.83	4-1-2038	209,415	209,428
FNMA (5 Year Treasury Constant Maturity+2.42%)±	3.89	6-1-2028	16,950	17,011
FNMA (1 Year Treasury Constant Maturity+2.28%)±	3.90	7-1-2024	5,098	5,102
FNMA (Federal Cost of Funds+2.39%)±	3.95	2-1-2029	659,078	663,948
FNMA (3 Year Treasury Constant Maturity+1.21%)±	3.95	3-1-2030	13,460	13,584
FNMA (11th District Cost of Funds+1.81%)±	3.96	6-1-2034	70,416	71,448
FNMA (1 Year Treasury Constant Maturity+2.40%)±	4.03	6-1-2024	20,710	20,653
FNMA	4.06	7-1-2021	926,931	926,755
FNMA (11th District Cost of Funds+1.93%)±	4.07	12-1-2036	35,774	37,632
FNMA (6 Month LIBOR+3.47%)±	4.09	12-1-2032	130,602	131,036
FNMA (Federal Cost of Funds+2.00%)±	4.11	8-1-2029	28,089	28,191
FNMA (1 Year Treasury Constant Maturity+2.70%)±	4.13	5-1-2035	524,669	527,043
FNMA (1 Year Treasury Constant Maturity+2.64%)±	4.14	3-1-2030	4,158	4,155
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	4.16%	7-1-2021	$ 1,300,000	$ 1,301,781
FNMA (6 Month LIBOR+3.57%)±	4.20	11-1-2031	6,199	6,212
FNMA (11th District Cost of Funds+1.88%)±	4.33	5-1-2034	95,168	96,746
FNMA (3 Year Treasury Constant Maturity+2.47%)±	4.34	6-1-2024	6,323	6,367
FNMA (3 Year Treasury Constant Maturity+2.14%)±	4.39	10-1-2025	4,237	4,264
FNMA (3 Year Treasury Constant Maturity+2.15%)±	4.90	8-1-2031	26,036	25,919
FNMA	6.50	8-1-2028	35,733	36,165
FNMA	6.50	5-1-2031	79,196	90,370
FNMA	7.06	12-1-2024	15,373	15,459
FNMA	7.06	1-1-2027	16,522	16,591
FNMA	7.50	1-1-2031	31,211	34,011
FNMA	7.50	1-1-2033	92,486	102,109
FNMA	7.50	5-1-2033	86,340	95,913
FNMA	7.50	5-1-2033	89,843	98,353
FNMA	7.50	6-1-2033	18,481	18,645
FNMA	7.50	7-1-2033	30,498	30,994
FNMA	7.50	8-1-2033	45,700	47,611
FNMA	8.00	12-1-2026	23,835	24,922
FNMA	8.00	2-1-2030	138	139
FNMA	8.00	3-1-2030	133	136
FNMA	8.00	5-1-2033	39,993	40,534
FNMA	8.50	8-15-2024	11,992	12,149
FNMA Series 1992-39 Class FA (7 Year Treasury Constant Maturity+0.00%)±	0.95	3-25-2022	11,052	11,022
FNMA Series 1992-45 Class F (7 Year Treasury Constant Maturity+0.00%)±	0.95	4-25-2022	2,335	2,326
FNMA Series 1992-87 Class Z	8.00	5-25-2022	1,381	1,423
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity-0.65%)±	0.66	7-25-2023	14,929	14,914
FNMA Series 1993-247 Class FM (11th District Cost of Funds+1.20%)±	1.66	12-25-2023	86,761	87,842
FNMA Series 1994-14 Class F (11th District Cost of Funds+1.60%)±	2.06	10-25-2023	49,395	50,231
FNMA Series 2001-50 Class BA	7.00	10-25-2041	86,373	99,232
FNMA Series 2001-63 Class FD (1 Month LIBOR+0.60%)±	0.71	12-18-2031	76,961	77,509
FNMA Series 2001-81 Class F (1 Month LIBOR+0.55%)±	0.67	1-25-2032	32,286	32,517
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	80,951	96,626
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	1,369,622	1,579,726
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	112,971	135,060
FNMA Series 2001-T12 Class A4 ±±	4.02	8-25-2041	2,556,717	2,660,083
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR+0.12%)±	0.24	8-25-2031	38,013	37,106
FNMA Series 2001-W03 Class A ±±	7.00	9-25-2041	325,652	366,085
FNMA Series 2002-05 Class FD (1 Month LIBOR+0.90%)±	1.02	2-25-2032	64,418	65,258
FNMA Series 2002-33 Class A4 ±±	5.32	11-25-2030	95,132	101,302
FNMA Series 2002-59 Class F (1 Month LIBOR+0.40%)±	0.52	9-25-2032	181,954	182,238
FNMA Series 2002-66 Class A3 ±±	3.81	4-25-2042	5,181,801	5,407,430
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	993,241	1,197,811
FNMA Series 2002-T12 Class A5 ±±	4.54	10-25-2041	1,173,641	1,241,728
FNMA Series 2002-T18 Class A5 ±±	4.28	5-25-2042	2,279,610	2,479,907
FNMA Series 2002-T19 Class A4 ±±	4.13	3-25-2042	141,479	155,364
FNMA Series 2002-W01 Class 3A ±±	3.58	4-25-2042	648,964	679,227
FNMA Series 2002-W04 Class A6 ±±	3.68	5-25-2042	1,047,223	1,106,165
FNMA Series 2003-07 Class A2 ±±	3.59	5-25-2042	473,258	485,057
FNMA Series 2003-63 Class A8 ±±	3.53	1-25-2043	865,424	904,998
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	264,232	319,295
The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  17

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2003-W04 Class 5A ±±	3.65%	10-25-2042	$ 651,903	$ 681,419
FNMA Series 2003-W08 Class 4A ±±	3.80	11-25-2042	820,849	878,592
FNMA Series 2003-W09 Class A (1 Month LIBOR+0.12%)±	0.37	6-25-2033	1,170,917	1,151,131
FNMA Series 2003-W10 Class 2A ±±	3.52	6-25-2043	1,647,703	1,731,487
FNMA Series 2003-W18 Class 2A ±±	3.70	6-25-2043	2,378,408	2,510,091
FNMA Series 2003-W6 Class 6A ±±	3.50	8-25-2042	795,559	831,512
FNMA Series 2004-17 Class FT (1 Month LIBOR+0.40%)±	0.52	4-25-2034	649,610	652,257
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	310,194	370,270
FNMA Series 2004-T03 Class 2A ±±	3.70	8-25-2043	890,863	925,333
FNMA Series 2004-T1 Class 2A ±±	3.26	8-25-2043	1,096,529	1,167,711
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	166,835	196,924
FNMA Series 2004-W01 Class 3A ±±	4.01	1-25-2043	47,247	50,642
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	65,625	76,795
FNMA Series 2004-W12 Class 2A ±±	3.67	6-25-2044	2,530,837	2,689,727
FNMA Series 2004-W15 Class 3A ±±	3.61	6-25-2044	3,886,119	4,110,285
FNMA Series 2005-25 Class PF (1 Month LIBOR+0.35%)±	0.47	4-25-2035	904,088	909,041
FNMA Series 2005-W03 Class 3A ±±	3.56	4-25-2045	728,038	793,789
FNMA Series 2006-112 Class LF (1 Month LIBOR+0.55%)±	0.67	11-25-2036	1,164,058	1,178,318
FNMA Series 2006-16 Class FA (1 Month LIBOR+0.30%)±	0.42	3-25-2036	658,238	660,698
FNMA Series 2006-44 Class FY (1 Month LIBOR+0.57%)±	0.69	6-25-2036	908,153	921,401
FNMA Series 2006-W01 Class 3A ±±	2.93	10-25-2045	2,864,442	3,001,491
FNMA Series 2007-109 Class PF (1 Month LIBOR+0.65%)±	0.77	12-25-2037	906,693	920,731
FNMA Series 2007-95 Class A2 (1 Month LIBOR+0.25%)±	0.38	8-27-2036	182,514	178,293
FNMA Series 2008-67 Class FG (1 Month LIBOR+1.00%)±	1.12	7-25-2038	869,922	896,080
FNMA Series 2009-11 Class FU (1 Month LIBOR+1.00%)±	1.12	3-25-2049	1,177,613	1,188,311
FNMA Series 2010-54 Class AF (1 Month LIBOR+0.56%)±	0.68	4-25-2037	322,653	326,946
FNMA Series 2011-21 Class PF (1 Month LIBOR+0.35%)±	0.47	12-25-2041	320,887	322,434
FNMA Series 2012-47 Class FW (1 Month LIBOR+1.70%)±	1.82	5-25-2027	199,300	204,692
FNMA Series 2013-130 Class CF (1 Month LIBOR+0.25%)±	0.37	6-25-2043	679,749	680,734
FNMA Series 2013-23 Class LF (1 Month LIBOR+0.35%)±	0.49	3-25-2043	4,706,756	4,734,600
FNMA Series 2013-86 Class GA	3.00	7-25-2030	1,070,660	1,076,659
FNMA Series 2014-10 Class CF (1 Month LIBOR+0.30%)±	0.44	3-25-2044	1,248,666	1,249,742
FNMA Series 2014-49 Class AF (1 Month LIBOR+0.32%)±	0.46	8-25-2044	186,909	186,759
FNMA Series 2015-4 Class FA (1 Month LIBOR+0.35%)±	0.49	2-25-2045	1,588,280	1,588,793
FNMA Series 2016-40 Class AF (1 Month LIBOR+0.45%)±	0.59	7-25-2046	568,961	569,456
FNMA Series 2016-58 Class FA (1 Month LIBOR+0.48%)±	0.62	8-25-2046	1,049,728	1,046,923
FNMA Series 2016-62 Class AF (1 Month LIBOR+0.45%)±	0.59	9-25-2046	996,434	1,002,936
FNMA Series 2016-82 Class FM (1 Month LIBOR+0.40%)±	0.54	11-25-2046	2,172,949	2,175,082
FNMA Series 2016-87 Class AF (1 Month LIBOR+0.40%)±	0.54	11-25-2046	480,692	479,341
FNMA Series 2017-M6 Class F (1 Month LIBOR+0.48%)±	0.61	4-25-2029	2,864,480	2,889,623
FNMA Series 2018-39 Class WF (1 Month LIBOR+0.30%)±	0.44	6-25-2048	5,243,337	5,254,668
FNMA Series 2018-47 Class PC	3.50	9-25-2047	843,623	863,361
FNMA Series 2018-72 Class FB (1 Month LIBOR+0.35%)±	0.47	10-25-2058	3,986,255	4,004,359
FNMA Series 2019-25 Class FA (1 Month LIBOR+0.45%)±	0.57	6-25-2049	438,009	442,595
FNMA Series 2019-41 Class F (1 Month LIBOR+0.50%)±	0.62	8-25-2059	3,806,114	3,842,710
FNMA Series 2019-42 Class MF (1 Month LIBOR+0.40%)±	0.54	8-25-2059	3,118,548	3,106,121
FNMA Series 2019-5 Class FE (1 Month LIBOR+0.45%)±	0.57	3-25-2049	726,449	735,288
FNMA Series G92-20 Class FB (7 Year Treasury Constant Maturity+0.00%)±	0.95	4-25-2022	353	353
FNMA Series G93-1 Class K	6.68	1-25-2023	47,250	48,833
GNMA	6.45	4-20-2025	22,997	25,285
GNMA	6.45	9-20-2025	24,609	28,014
GNMA	6.50	6-20-2034	65,930	67,628
GNMA	6.50	8-20-2034	273,214	290,552
GNMA	6.75	2-15-2029	34,917	38,937
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA	9.00%	9-20-2024	$ 584	$ 593
GNMA	9.00	11-20-2024	77	77
GNMA	9.00	1-20-2025	1,933	2,025
GNMA	9.00	2-20-2025	5,070	5,503
GNMA Series 2004-80 Class FA (1 Month LIBOR+0.40%)±	0.51	10-20-2034	572,615	575,089
GNMA Series 2008-65 Class FG (1 Month LIBOR+0.75%)±	0.86	8-20-2038	950,637	962,013
GNMA Series 2008-68 Class FA (1 Month LIBOR+0.95%)±	1.06	8-20-2038	1,190,826	1,211,598
GNMA Series 2009-50 Class FW (1 Month LIBOR+1.00%)±	1.11	7-20-2039	1,140,331	1,163,799
GNMA Series 2009-52 Class FD (1 Month LIBOR+0.95%)±	1.06	7-16-2039	562,518	572,597
GNMA Series 2010-25 Class FH (1 Month LIBOR+0.72%)±	0.83	2-16-2040	625,862	635,291
GNMA Series 2011-H12 Class FA (1 Month LIBOR+0.49%)±	0.63	2-20-2061	1,259,295	1,261,122
GNMA Series 2011-H17 Class FA (1 Month LIBOR+0.53%)±	0.67	6-20-2061	629,932	631,616
GNMA Series 2014-H16 Class FL (1 Month LIBOR+0.47%)±	0.62	7-20-2064	1,086,423	1,084,677
GNMA Series 2017-130 Class FH (1 Month LIBOR+0.30%)±	0.41	8-20-2047	1,985,192	1,987,036
GNMA Series 2017-H11 Class FE (12 Month LIBOR+0.18%)±	1.18	5-20-2067	4,142,589	4,111,600
GNMA Series 2017-H11 Class FP (1 Month LIBOR+0.22%)±	0.36	4-20-2067	280,718	280,464
GNMA Series 2018-120 Class FL (1 Month LIBOR+0.30%)±	0.41	9-20-2048	985,044	983,976
GNMA Series 2018-49 Class FM (1 Month LIBOR+0.25%)±	0.36	4-20-2048	2,568,379	2,568,542
GNMA Series 2020-H19 Class FB (1 Month LIBOR+0.45%)±	0.56	11-20-2070	3,626,414	3,637,687
Total Agency securities (Cost $337,129,785)				339,937,018
Asset-backed securities: 12.86%
Brazos Education Funding Series 2015-1 Class A (1 Month LIBOR+1.00%)144A±	1.12	10-25-2056	3,137,342	3,152,831
ECMC Group Student Loan Trust Series 2018-1A Class A (1 Month LIBOR+0.75%)144A±	0.87	2-27-2068	1,904,321	1,907,960
ECMC Group Student Loan Trust Series 2018-2A Class A (1 Month LIBOR+0.80%)144A±	0.92	9-25-2068	4,388,756	4,379,605
ECMC Group Student Loan Trust Series 2019-1A Class A1B (1 Month LIBOR+1.00%)144A±	1.12	7-25-2069	2,995,851	3,037,714
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR+1.15%)144A±	1.27	11-25-2069	3,964,583	4,005,309
ECMC Group Student Loan Trust Series 2020-3A Class A1B (1 Month LIBOR+1.00%)144A±	1.12	1-27-2070	3,386,505	3,424,765
EFS Volunteer LLC Series 2010-1 Class A2 (3 Month LIBOR+0.85%)144A±	1.07	10-25-2035	1,068,857	1,068,803
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	1,612,880	1,623,675
Navient Student Loan Trust Series 2017-3A Class A2 (1 Month LIBOR+0.60%)144A±	0.73	7-26-2066	3,023,701	3,025,006
Navient Student Loan Trust Series 2018-2A Class A3 (1 Month LIBOR+0.75%)144A±	0.87	3-25-2067	280,000	281,174
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR+0.42%)144A±	0.54	3-25-2067	2,482,405	2,478,264
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR+1.00%)144A±	1.13	2-27-2068	4,000,000	4,082,353
Navient Student Loan Trust Series 2020-1A Class A1B (1 Month LIBOR+1.05%)144A±	1.17	6-25-2069	3,121,735	3,187,205
Navient Student Loan Trust Series 2020-2A Class A1B (1 Month LIBOR+0.90%)144A±	1.02	8-26-2069	1,462,519	1,484,037
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	2,624,865	2,635,867
Nelnet Student Loan Trust Series 2007-1 Class A3 (3 Month LIBOR+0.07%)±	0.26	5-27-2025	641,124	639,616
Nelnet Student Loan Trust Series 2019-2A Class A (1 Month LIBOR+0.90%)144A±	1.02	6-27-2067	1,559,390	1,562,521
The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  19

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Nelnet Student Loan Trust Series 2019-4A Class A (1 Month LIBOR+0.87%)144A±	0.99%	9-26-2067	$ 943,079	$ 953,121
Nelnet Student Loan Trust Series 2019-7A Class A1 (1 Month LIBOR+0.50%)144A±	0.62	1-25-2068	1,132,425	1,133,744
New Hampshire Higher Education Loan Corporation Series 2020-1 Class A1B (1 Month LIBOR+1.20%)±	1.33	9-25-2060	3,579,644	3,687,199
North Texas Higher Education Authority Incorporated Series 2011-1 Class A1 (3 Month LIBOR+1.10%)±	1.34	4-1-2040	3,563,473	3,594,404
RAAC Series 2007-SP1 Class A3 (1 Month LIBOR+0.96%)±	1.08	3-25-2037	151,883	151,957
SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR+0.60%)144A±	0.82	10-25-2029	533,383	534,113
SLM Student Loan Trust Series 2005-4 Class A3 (3 Month LIBOR+0.12%)±	0.34	1-25-2027	860,794	857,465
South Carolina Student Loan Series 2008-1 Class A4 (3 Month LIBOR+1.00%)±	1.23	9-3-2024	319,605	321,682
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR+1.22%)144A±	1.34	10-25-2027	349,316	351,423
Towd Point Mortgage Trust Series 2017-5 Class A1 (1 Month LIBOR+0.60%)144A±	0.72	2-25-2057	1,419,810	1,419,810
Total Asset-backed securities (Cost $54,420,104)				54,981,623
Non-agency mortgage-backed securities: 3.02%
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	2,374,168	2,383,695
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	2,169,747	2,170,187
GS Mortgage-Backed Securities Trust Series 2020-PJ4 Class A2 144A±±	3.00	1-25-2051	1,499,359	1,527,238
JPMorgan Mortgage Trust Series 2016-5 Class A1 144A±±	2.59	12-25-2046	1,872,745	1,904,415
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR+0.80%)144A±	0.92	11-25-2053	1,885,000	1,886,585
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	1,046,897	1,046,345
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (1 Month LIBOR+0.90%)144A±	1.02	1-25-2048	2,001,911	2,013,776
Total Non-agency mortgage-backed securities (Cost $12,920,227)				12,932,241

		Yield	Shares
Short-term investments: 5.95%
Investment companies: 5.95%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	25,463,720	25,463,720
Total Short-term investments (Cost $25,463,720)				25,463,720
Total investments in securities (Cost $429,933,836)	101.30%			433,314,602
Other assets and liabilities, net	(1.30)			(5,551,349)
Total net assets	100.00%			$427,763,253

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Adjustable Rate Government Fund

Portfolio of investments—February 28, 2021 (unaudited)
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
♀	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$49,544,301	$223,504,172	$(247,584,753)	$0	$0	$25,463,720	5.95%	25,463,720	$5,162
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(22)	6-21-2021	$ (2,944,234)	$ (2,919,812)	$ 24,422	$0
2-Year U.S. Treasury Notes	(427)	6-30-2021	(94,322,956)	(94,266,922)	56,034	0
5-Year U.S. Treasury Notes	(224)	6-30-2021	(27,954,584)	(27,769,000)	185,584	0
					$266,040	$0
The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  21

Statement of assets and liabilities—February 28, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $404,470,116)	$ 407,850,882
Investments in affiliated securites, at value (cost $25,463,720)	25,463,720
Cash	64,033
Principal paydown receivable	1,011,059
Receivable for interest	695,513
Segregated cash for futures contracts	335,000
Receivable for Fund shares sold	139,936
Prepaid expenses and other assets	44,359
Total assets	435,604,502
Liabilities
Payable for when-issued transactions	7,165,413
Payable for Fund shares redeemed	370,839
Management fee payable	99,072
Dividends payable	41,194
Payable for daily variation margin on open futures contracts	40,280
Administration fees payable	32,761
Trustees’ fees and expenses payable	2,201
Distribution fee payable	2,194
Accrued expenses and other liabilities	87,295
Total liabilities	7,841,249
Total net assets	$427,763,253
Net assets consist of
Paid-in capital	$ 421,788,819
Total distributable earnings	5,974,434
Total net assets	$427,763,253
Computation of net asset value and offering price per share
Net assets – Class A	$ 102,630,508
Shares outstanding – Class A1	11,442,848
Net asset value per share – Class A	$8.97
Maximum offering price per share – Class A2	$9.15
Net assets – Class C	$ 3,579,359
Shares outstanding – Class C1	399,775
Net asset value per share – Class C	$8.95
Net assets – Administrator Class	$ 7,903,067
Shares outstanding – Administrator Class[1]	880,952
Net asset value per share – Administrator Class	$8.97
Net assets – Institutional Class	$ 313,650,319
Shares outstanding – Institutional Class[1]	34,968,771
Net asset value per share – Institutional Class	$8.97
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Adjustable Rate Government Fund

Statement of operations—six months ended February 28, 2021 (unaudited)

Investment income
Interest	$ 3,128,493
Income from affiliated securities	5,162
Total investment income	3,133,655
Expenses
Management fee	768,779
Administration fees
Class A	84,426
Class C	3,471
Administrator Class	3,970
Institutional Class	128,596
Shareholder servicing fees
Class A	131,758
Class C	5,420
Administrator Class	9,923
Distribution fee
Class C	16,256
Custody and accounting fees	16,651
Professional fees	35,662
Registration fees	22,542
Shareholder report expenses	18,667
Trustees’ fees and expenses	9,557
Other fees and expenses	18,925
Total expenses	1,274,603
Less: Fee waivers and/or expense reimbursements
Fund-level	(58,694)
Class A	(24,129)
Class C	(2,398)
Administrator Class	(5,010)
Net expenses	1,184,372
Net investment income	1,949,283
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	2,513,873
Futures contracts	293,981
Net realized gains on investments	2,807,854
Net change in unrealized gains (losses) on
Unaffiliated securities	(739,640)
Futures contracts	302,417
Net change in unrealized gains (losses) on investments	(437,223)
Net realized and unrealized gains (losses) on investments	2,370,631
Net increase in net assets resulting from operations	$4,319,914
The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  23

Statement of changes in net assets

	Six months ended February 28, 2021 (unaudited)		Year ended August 31, 2020
Operations
Net investment income		$ 1,949,283		$ 6,105,573
Net realized gains on investments		2,807,854		61,759
Net change in unrealized gains (losses) on investments		(437,223)		(1,792,315)
Net increase in net assets resulting from operations		4,319,914		4,375,017
Distributions to shareholders from
Net investment income and net realized gains
Class A		(386,724)		(2,146,645)
Class C		(1,135)		(64,201)
Administrator Class		(34,564)		(118,284)
Institutional Class		(1,616,168)		(3,818,289)
Total distributions to shareholders		(2,038,591)		(6,147,419)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,160,356	10,376,867	2,808,277	25,108,322
Class C	182,694	1,630,023	241,187	2,157,808
Administrator Class	14,158	126,507	341,277	3,042,765
Institutional Class	17,912,526	160,240,823	20,269,482	180,910,886
		172,374,220		211,219,781
Reinvestment of distributions
Class A	36,833	329,607	207,797	1,859,418
Class C	122	1,089	6,361	56,841
Administrator Class	3,821	34,207	13,037	116,596
Institutional Class	156,284	1,398,644	374,832	3,351,646
		1,763,547		5,384,501
Payment for shares redeemed
Class A	(2,256,538)	(20,183,046)	(3,727,766)	(33,483,672)
Class C	(310,981)	(2,778,971)	(454,968)	(4,072,575)
Administrator Class	(42,147)	(376,878)	(43,358)	(388,738)
Institutional Class	(15,387,972)	(137,678,237)	(5,966,182)	(53,278,794)
		(161,017,132)		(91,223,779)
Net increase in net assets resulting from capital share transactions		13,120,635		125,380,503
Total increase in net assets		15,401,958		123,608,101
Net assets
Beginning of period		412,361,295		288,753,194
End of period		$ 427,763,253		$412,361,295
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Adjustable Rate Government Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.92	$8.98	$8.93	$8.96	$9.01	$9.10
Net investment income	0.03	0.17	0.18 [1]	0.10	0.06	0.04
Net realized and unrealized gains (losses) on investments	0.05	(0.06)	0.05	(0.01)	(0.04)	(0.06)
Total from investment operations	0.08	0.11	0.23	0.09	0.02	(0.02)
Distributions to shareholders from
Net investment income	(0.03)	(0.17)	(0.18)	(0.12)	(0.07)	(0.05)
Net realized gains	0.00	(0.00) [2]	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.02)
Total distributions to shareholders	(0.03)	(0.17)	(0.18)	(0.12)	(0.07)	(0.07)
Net asset value, end of period	$8.97	$8.92	$8.98	$8.93	$8.96	$9.01
Total return[3]	0.93%	1.25%	2.64%	0.98%	0.23%	(0.19)%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.88%	0.88%	0.83%	0.80%	0.78%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	0.69%	1.92%	2.04%	1.28%	0.72%	0.56%
Supplemental data
Portfolio turnover rate	40%	9%	5%	3%	2%	13%
Net assets, end of period (000s omitted)	$102,631	$111,538	$118,675	$103,963	$153,953	$172,131

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.91	$8.97	$8.93	$8.96	$9.01	$9.10
Net investment income (loss)	0.00 [1,2]	0.10 [1]	0.10 [1]	0.05 [1]	(0.00) [1,3]	(0.02) [1]
Net realized and unrealized gains (losses) on investments	0.04	(0.06)	0.06	(0.03)	(0.05)	(0.07)
Total from investment operations	0.04	0.04	0.16	0.02	(0.05)	(0.09)
Distributions to shareholders from
Net investment income	(0.00) [2]	(0.10)	(0.12)	(0.05)	(0.00) [2]	(0.00) [2]
Net realized gains	0.00	(0.00) [2]	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.00) [2]
Total distributions to shareholders	0.00	(0.10)	(0.12)	(0.05)	(0.00) [2]	(0.00) [2]
Net asset value, end of period	$8.95	$8.91	$8.97	$8.93	$8.96	$9.01
Total return[4]	0.47%	0.50%	1.76%	0.23%	(0.52)%	(0.94)%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.63%	1.62%	1.55%	1.55%	1.53%
Net expenses	1.42% [5]	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income (loss)	0.02%	1.17%	1.13%	0.54%	(0.04)%	(0.19)%
Supplemental data
Portfolio turnover rate	40%	9%	5%	3%	2%	13%
Net assets, end of period (000s omitted)	$3,579	$4,702	$6,594	$45,693	$60,766	$97,452

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005)
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[5]	During the six months ended February 28, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.07% higher.
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Adjustable Rate Government Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.92	$8.98	$8.93	$8.96	$9.01	$9.10
Net investment income	0.04 [1]	0.18 [1]	0.19 [1]	0.13 [1]	0.07 [1]	0.06
Net realized and unrealized gains (losses) on investments	0.05	(0.06)	0.06	(0.03)	(0.04)	(0.06)
Total from investment operations	0.09	0.12	0.25	0.10	0.03	0.00
Distributions to shareholders from
Net investment income	(0.04)	(0.18)	(0.20)	(0.13)	(0.08)	(0.07)
Net realized gains	0.00	(0.00) [2]	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.02)
Total distributions to shareholders	(0.04)	(0.18)	(0.20)	(0.13)	(0.08)	(0.09)
Net asset value, end of period	$8.97	$8.92	$8.98	$8.93	$8.96	$9.01
Total return[3]	0.99%	1.40%	2.78%	1.12%	0.37%	(0.05)%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.81%	0.81%	0.77%	0.74%	0.72%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.83%	1.98%	2.12%	1.42%	0.82%	0.71%
Supplemental data
Portfolio turnover rate	40%	9%	5%	3%	2%	13%
Net assets, end of period (000s omitted)	$7,903	$8,076	$5,337	$9,140	$18,805	$61,658

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Adjustable Rate Government Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.92	$8.98	$8.93	$8.96	$9.01	$9.10
Net investment income	0.04	0.19 [1]	0.22	0.16	0.09	0.08
Net realized and unrealized gains (losses) on investments	0.05	(0.06)	0.04	(0.05)	(0.04)	(0.07)
Total from investment operations	0.09	0.13	0.26	0.11	0.05	0.01
Distributions to shareholders from
Net investment income	(0.04)	(0.19)	(0.21)	(0.14)	(0.10)	(0.07)
Net realized gains	0.00	(0.00) [2]	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.04)	(0.19)	(0.21)	(0.14)	(0.10)	(0.10)
Net asset value, end of period	$8.97	$8.92	$8.98	$8.93	$8.96	$9.01
Total return[3]	1.07%	1.54%	2.93%	1.26%	0.51%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.54%	0.54%	0.50%	0.47%	0.45%
Net expenses	0.46%	0.46%	0.46%	0.46%	0.46%	0.45%
Net investment income	0.96%	2.12%	2.27%	1.55%	0.98%	0.84%
Supplemental data
Portfolio turnover rate	40%	9%	5%	3%	2%	13%
Net assets, end of period (000s omitted)	$313,650	$288,045	$158,147	$235,078	$397,529	$702,617

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Adjustable Rate Government Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and sub-advisory agreement. The Fund's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Wells Fargo Adjustable Rate Government Fund  |  29

Notes to financial statements (unaudited)
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

30  |  Wells Fargo Adjustable Rate Government Fund

Notes to financial statements (unaudited)
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $429,916,790 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 4,667,630
Gross unrealized losses	(1,003,778)
Net unrealized gains	$ 3,663,852
As of August 31, 2020, the Fund had capital loss carryforwards which consisted of $35,267 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 339,937,018	$0	$ 339,937,018
Asset-backed securities	0	54,981,623	0	54,981,623
Non-agency mortgage-backed securities	0	12,932,241	0	12,932,241
Short-term investments
Investment companies	25,463,720	0	0	25,463,720
Total assets	$25,463,720	$407,850,882	$0	$433,314,602
Liabilities
Futures contracts	$ 266,040	$ 0	$0	$ 266,040
Total liabilities	$ 266,040	$ 0	$0	$ 266,040
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Adjustable Rate Government Fund  |  31

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 28, 2021, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08

32  |  Wells Fargo Adjustable Rate Government Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Funds Management also voluntarily waived class-level expenses during the six months ended February 28, 2021. These voluntary class-level waivers may be discontinued at any time. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.74%
Class C	1.49
Administrator Class	0.60
Institutional Class	0.46
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2021, Funds Distributor received $175 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$192,328,685	$61,724,391	$157,814,534	$9,475,757
6. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2021, the Fund entered into futures contracts for duration and curve management. The Fund had an average notional amount of $678,501 in long futures contracts and $114,436,402 in short futures contracts during the six months ended February 28, 2021.

Wells Fargo Adjustable Rate Government Fund  |  33

Notes to financial statements (unaudited)
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended February 28, 2021, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

34  |  Wells Fargo Adjustable Rate Government Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Adjustable Rate Government Fund  |  35

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

36  |  Wells Fargo Adjustable Rate Government Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Adjustable Rate Government Fund  |  37

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

38  |  Wells Fargo Adjustable Rate Government Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0321-00287 04-21
SA215/SAR215 02-21

Semi-Annual Report
February 28, 2021
Wells Fargo
Conservative Income Fund

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The views expressed and any forward-looking statements are as of February 28, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Conservative Income Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Conservative Income Fund for the six-month period that ended February 28, 2021. Global stocks showed robust returns, as the global economy began emerging from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also had positive returns, led by high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.74%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 16.65%, while the MSCI EM Index (Net),3 had even stronger performance, with a 22.32% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned (1.55)%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 1.41%, and the Bloomberg Barclays Municipal Bond Index,6 returned 0.86% while the ICE BofA U.S. High Yield Index,7 gained 6.14%.
Hope drove the stock markets to new highs.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter gross domestic product growth.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Conservative Income Fund

Letter to shareholders (unaudited)
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February 2020. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January's expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher growth and inflation expectations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”
“February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Conservative Income Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Conservative Income Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Andrew M. Greenberg, CFA®‡, Anthony J. Melville, CFA®‡, Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of February 28, 2021
					Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	Gross	Net [2]
Class A2 (WCIAX)[3]	5-29-2020	1.02	1.51	1.05	0.71	0.50
Institutional Class (WCIIX)	5-31-2013	1.26	1.75	1.28	0.38	0.25
Bloomberg Barclays 6-9 Month Treasury Bill Index[4]	–	0.77	1.35	0.92 *	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Class A2 shares and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	Based on the inception date of the oldest Fund class.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.50% for Class A2 and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class A2 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class A2 shares.
[4]	The Bloomberg Barclays 6-9 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than nine months and more than six, are rated investment-grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Wells Fargo Conservative Income Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2021[1]
Hyundai Auto Lease Securitization Trust Series 2019-B Class A3, 2.04%, 8-15-2022	1.53
Ford Credit Auto Owner Trust Series 2020-A Class A3, 1.04%, 8-15-2024	1.43
HPEFS Equipment Trust Series 2021-1A Class C, 0.93%, 3-20-2031	1.29
GNMA, 4.38%, 8-20-2070	1.10
USAA Capital Corporation, 2.00%, 6-1-2021	1.06
Enterprise Products Operating LLC , 3.50%, 2-1-2022	1.04
Buckeye Ohio Tobacco Settlement Financing Authority, 1.58%, 6-1-2021	1.03
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class 3, 1.94%, 3-15-2024	1.02
Lloyds Banking Group plc, 3.00%, 1-11-2022	1.02
Mizuho Financial Group, 1.06%, 7-16-2023	1.02
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Conservative Income Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2020 to February 28, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
	Beginning account value 9-1-2020	Ending account value 2-28-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A2
Actual	$1,000.00	$1,001.46	$2.48	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Institutional Class
Actual	$1,000.00	$1,002.63	$1.29	0.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$1.30	0.26%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Conservative Income Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.80%
FNMA	3.00%	1-1-2028	$ 3,284,971	$ 3,466,152
GNMA ±±	4.38	8-20-2070	5,023,656	5,439,587
Total Agency securities (Cost $8,832,957)				8,905,739
Asset-backed securities: 23.45%
AmeriCredit Automobile Receivables Trust Series 2020-1 Class A3	1.11	8-19-2024	3,400,000	3,430,104
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR+1.05%)144A±	1.23	11-20-2028	4,846,215	4,848,216
CarMax Auto Owner Trust Series 2020-1 Class A2	1.87	4-17-2023	1,593,854	1,603,388
CarMax Auto Owner Trust Series 2020-4 Class A2	0.31	1-16-2024	1,000,000	1,000,734
CarMax Auto Owner Trust Series 2021-1 Class A3	0.34	12-15-2025	2,345,000	2,342,299
CCG Receivables Trust Series 2018-2 Class A2 144A	3.09	12-15-2025	753,284	759,747
CCG Receivables Trust Series 2020-1 Class A2 144A	0.54	12-14-2027	2,290,000	2,294,435
Chesapeake Funding II LLC Series 2020-1A Class A1 144A	0.87	8-16-2032	1,633,072	1,646,282
Dell Equipment Finance Trust Series 2019-2 Class A2 144A	1.95	12-22-2021	1,185,563	1,191,387
Dorchester Park CLO Limited Series 2016-25A Class AR (3 Month LIBOR+0.90%)144A±	1.12	4-20-2028	3,761,141	3,762,130
Enterprise Fleet Financing LLC Series 2020-1 Class A2 144A	1.78	12-22-2025	2,177,881	2,212,249
Enterprise Fleet Financing LLC Series 2020-2 Class A2 144A	0.61	7-20-2026	2,185,000	2,192,012
Enterprise Fleet Financing LLC Series 2021-1 Class A2 144A	0.44	12-21-2026	1,095,000	1,094,159
Evergreen Credit Card Trust Series 2018-1 Class A 144A	2.95	3-15-2023	4,000,000	4,005,518
Evergreen Credit Card Trust Series 2019-3 Class B 144A	2.36	10-16-2023	3,750,000	3,789,152
Ford Credit Auto Owner Trust Series 2019-B Class A3	2.23	10-15-2023	1,652,596	1,674,588
Ford Credit Auto Owner Trust Series 2020-A Class A3	1.04	8-15-2024	7,000,000	7,070,828
Foursight Capital Automobile Receivables Trust Series 2021-1 Class A2 144A	0.40	8-15-2024	3,225,000	3,225,201
GM Financial Automobile Leasing Trust Series 2020 -3 Class A2A	0.35	11-21-2022	1,810,000	1,811,433
GM Financial Automobile Leasing Trust Series 2021-1 Class C	0.70	2-20-2025	4,500,000	4,492,094
GM Financial Securitized Term Auto Receivables Trust Series 2019-4 Class B	2.04	2-18-2025	3,775,000	3,894,833
GM Financial Securitized Term Auto Receivables Trust Series 2020-1 Class A2	1.83	1-17-2023	339,700	340,584
Great America Leasing Receivables Funding LLC Series 2021-1 Class A2 144A	0.27	6-15-2023	2,735,000	2,733,958
Hertz Fleet Lease Funding LP Series 2017-1 Class A1 (1 Month LIBOR+0.65%)144A±	0.77	4-10-2031	139,373	139,461
HPEFS Equipment Trust Series 2021-1A Class C 144A%%	0.93	3-20-2031	6,400,000	6,389,680
Hyundai Auto Lease Securitization Trust Series 2019-B Class A3 144A	2.04	8-15-2022	7,500,000	7,553,605
Hyundai Auto Lease Securitization Trust Series 2021-A Class B 144A	0.61	10-15-2025	1,800,000	1,797,793
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class 3	1.94	3-15-2024	5,000,000	5,073,584
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class A2A	2.04	6-15-2022	200,342	200,854
MMAF Equipment Finance LLC Series 2020-Ba Class A2 144A	0.38	8-14-2023	1,060,000	1,060,930
Oscar US Funding Trust Series 2019-2A Class A2 144A	2.49	8-10-2022	106,610	106,915
Oscar US Funding Trust Series 2021-1A Class A2 144A	0.40	3-11-2024	1,135,000	1,134,574
Penarth Master Issuer plc Series 2019-1A Class A1 (1 Month LIBOR+0.54%)144A±	0.65	7-18-2023	2,000,000	2,000,314
Santander Consumer Auto Receivables Trust Series 2020-BA Class A2 144A	0.38	2-15-2023	2,111,060	2,112,195
Santander Retail Auto Lease Trust Series 2019-B Class A2A 144A	2.29	4-20-2022	1,286,866	1,291,500
The accompanying notes are an integral part of these financial statements.

Wells Fargo Conservative Income Fund  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Santander Retail Auto Lease Trust Series 2019-C Class A2A 144A	1.89%	9-20-2022	$ 1,558,264	$ 1,567,606
Santander Retail Auto Lease Trust Series 2020-A Class A2 144A	1.69	1-20-2023	359,889	363,387
Santander Retail Auto Lease Trust Series 2020-B Class A2 144A	0.42	11-20-2023	1,355,000	1,357,240
SoFi Consumer Loan Program Trust Series 2018-4 Class A 144A	3.54	11-26-2027	45,880	45,987
SoFi Consumer Loan Program Trust Series 2019-2 Class A 144A	3.01	4-25-2028	275,685	278,080
SoFi Consumer Loan Program Trust Series 2020-1 Class A 144A	2.02	1-25-2029	1,492,628	1,508,220
Tesla Auto Lease Trust Series 2020-A Class A2 144A	0.55	5-22-2023	1,278,586	1,281,438
Toyota Auto Receivables Owner Trust Series 2020-A Class A2	1.67	11-15-2022	3,368,687	3,386,149
Trillium Credit Card Trust II Series 2020-1A Class B 144A	2.33	12-26-2024	1,355,000	1,375,892
Venture CDO Limited Series 16-25A Class AR (3 Month LIBOR+1.02%)144A±	1.24	4-20-2029	5,000,000	5,000,000
Verizon Owner Trust Series 2018-1A Class A1 144A	2.82	9-20-2022	443,430	444,774
Volvo Financial Equipment LLC Series 2020-1A Class A2 144A	0.37	4-17-2023	1,800,000	1,801,637
Wheels SPV LLC Series 2020-1A Class A2 144A	0.51	8-20-2029	1,055,000	1,057,650
World Omni Auto Lease Trust Series 2020-A Class A2	1.71	11-15-2022	1,720,527	1,734,338
World Omni Auto Lease Trust Series 2020-B Class A2	0.32	9-15-2023	2,330,928	2,331,934
World Omni Auto Receivables Trust Series 2019-A Class A3	2.94	5-16-2022	2,368,129	2,386,374
Total Asset-backed securities (Cost $115,899,800)				116,197,442
Corporate bonds and notes: 34.60%
Consumer discretionary: 1.25%
Automobiles: 1.06%
Volkswagen Group of America Incorporated 144A	0.75	11-23-2022	4,200,000	4,218,694
Volkswagen Group of America Incorporated 144A	4.00	11-12-2021	1,000,000	1,025,359
				5,244,053
Textiles, apparel & luxury goods: 0.19%
Ralph Lauren Corporation	1.70	6-15-2022	940,000	956,310
Consumer staples: 1.83%
Food & staples retailing: 1.83%
7-Eleven Incorporated (3 Month LIBOR+0.45%)144A±	0.65	8-10-2022	4,650,000	4,655,476
Kroger Company	2.95	11-1-2021	4,350,000	4,418,178
				9,073,654
Energy: 3.92%
Oil, gas & consumable fuels: 3.92%
BP Capital Markets America Incorporated	4.74	3-11-2021	5,000,000	5,005,312
Chevron Corporation (3 Month LIBOR+0.90%)±	1.10	5-11-2023	4,525,000	4,612,714
Enterprise Products Operating LLC	3.50	2-1-2022	5,000,000	5,143,756
Phillips 66 (3 Month LIBOR+0.62%)±	0.81	2-15-2024	3,080,000	3,087,334
Pioneer Natural Resource	0.75	1-15-2024	1,565,000	1,560,927
				19,410,043
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Conservative Income Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 17.79%
Banks: 3.19%
Bank of America Corporation (3 Month LIBOR+1.02%)±	2.88%	4-24-2023	$ 2,000,000	$ 2,057,137
Bank of America Corporation (3 Month LIBOR+0.79%)±	3.00	12-20-2023	1,000,000	1,045,160
Bank of America Corporation	5.70	1-24-2022	1,000,000	1,048,663
Citibank NA	3.40	7-23-2021	2,040,000	2,060,021
Citigroup Incorporated (U.S. SOFR+0.87%)±	2.31	11-4-2022	1,090,000	1,103,307
Citigroup Incorporated	2.90	12-8-2021	2,364,000	2,407,272
MUFG Union Bank National Association	2.10	12-9-2022	3,000,000	3,087,842
PNC Bank NA	2.15	4-29-2021	2,000,000	2,003,054
Truist Financial Corporation	2.05	5-10-2021	1,000,000	1,001,910
				15,814,366
Capital markets: 3.35%
Charles Schwab Corporation (3 Month LIBOR+0.32%)±	0.50	5-21-2021	3,040,000	3,041,436
Goldman Sachs Group Incorporated	0.48	1-27-2023	3,500,000	3,500,706
Goldman Sachs Group Incorporated (U.S. SOFR+0.54%)±	0.59	11-17-2023	1,500,000	1,505,423
Goldman Sachs Group Incorporated	5.25	7-27-2021	2,500,000	2,550,472
Morgan Stanley	4.10	5-22-2023	3,000,000	3,228,418
Morgan Stanley	5.50	7-28-2021	1,500,000	1,531,424
State Street Corporation (U.S. SOFR+2.69%)±	2.83	3-30-2023	1,225,000	1,259,102
				16,616,981
Consumer finance: 4.78%
American Honda Finance Corporation	1.70	9-9-2021	2,000,000	2,015,302
BMW US Capital LLC 144A	2.00	4-11-2021	2,584,000	2,585,163
Caterpillar Financial Services Corporation (3 Month LIBOR+0.20%)±	0.40	11-12-2021	3,000,000	3,003,564
Caterpillar Financial Services Corporation	0.95	5-13-2022	4,000,000	4,032,043
Daimler Finance NA LLC 144A	3.75	11-5-2021	825,000	843,761
Daimler Finance NA LLC 144A	3.88	9-15-2021	3,242,000	3,303,915
Hyundai Capital America Company 144A	0.80	1-8-2024	2,000,000	1,987,183
Toyota Motor Credit Corporation (3 Month LIBOR+0.13%)±	0.32	8-13-2021	1,900,000	1,900,709
Toyota Motor Credit Corporation	1.15	5-26-2022	2,000,000	2,021,997
Toyota Motor Credit Corporation	1.90	4-8-2021	2,000,000	2,003,340
				23,696,977
Diversified financial services: 0.82%
National Rural Utilities Cooperative Finance	2.40	4-25-2022	3,950,000	4,037,784
Insurance: 5.65%
AIG Global Funding (3 Month LIBOR+0.46%)144A±	0.71	6-25-2021	2,600,000	2,603,747
Athene Global Funding 144A	0.95	1-8-2024	1,600,000	1,603,115
Athene Global Funding 144A	1.20	10-13-2023	3,430,000	3,470,623
Athene Global Funding 144A	2.80	5-26-2023	3,000,000	3,142,973
Metropolitan Life Global Funding Incorporated 144A	1.95	9-15-2021	4,175,000	4,214,096
New York Life Global Funding 144A	2.00	4-13-2021	600,000	601,245
Principal Life Global Funding II 144A	2.38	11-21-2021	1,250,000	1,267,700
Protective Life Global Funding (3 Month LIBOR+0.52%)144A±	0.77	6-28-2021	5,000,000	5,008,437
The Allstate Corporation (3 Month LIBOR+0.43%)±	0.68	3-29-2021	825,000	825,326
USAA Capital Corporation 144A	2.00	6-1-2021	5,220,000	5,243,374
				27,980,636
The accompanying notes are an integral part of these financial statements.

Wells Fargo Conservative Income Fund  |  11

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 2.52%
Biotechnology: 1.10%
AbbVie Incorporated (3 Month LIBOR+0.65%)±	0.83%	11-21-2022	$ 3,000,000	$ 3,023,489
Gilead Sciences Incorporated (3 Month LIBOR+0.15%)±	0.38	9-17-2021	2,425,000	2,426,498
				5,449,987
Health care providers & services: 0.74%
CVS Health Corporation (3 Month LIBOR+0.72%)±	0.95	3-9-2021	3,645,000	3,645,547
Pharmaceuticals: 0.68%
Bayer US Finance LLC 144A	3.50	6-25-2021	3,350,000	3,374,709
Industrials: 0.39%
Road & rail: 0.39%
Penske Truck Leasing Company LP 144A	3.65	7-29-2021	1,900,000	1,919,314
Information technology: 0.47%
IT services: 0.47%
Fidelity National Information Services Incorporated %%	0.38	3-1-2023	2,320,000	2,319,059
Materials: 0.91%
Paper & forest products: 0.91%
Georgia-Pacific LLC 144A	3.73	7-15-2023	4,250,000	4,543,130
Real estate: 0.82%
Real estate management & development: 0.82%
Simon Property Group LP	2.35	1-30-2022	4,000,000	4,052,375
Utilities: 4.70%
Electric utilities: 2.71%
American Electric Power (3 Month LIBOR+0.48%)±	0.69	11-1-2023	2,910,000	2,914,037
Entergy Louisiana LLC	0.62	11-17-2023	2,100,000	2,104,601
Florida Power & Light Company (3 Month LIBOR+0.38%)±	0.60	7-28-2023	2,000,000	2,000,084
NextEra Energy Operating Partners LP (3 Month LIBOR+0.27%)±	0.45	2-22-2023	2,400,000	2,400,840
Southern Company	2.35	7-1-2021	4,000,000	4,019,598
				13,439,160
Gas utilities: 0.60%
CenterPoint Energy (3 Month LIBOR+0.50%)±%%	0.68	3-2-2023	2,965,000	2,965,000
Multi-utilities: 1.39%
Dominion Energy Incorporated (3 Month LIBOR+0.53%)±	0.75	9-15-2023	3,500,000	3,507,494
DTE Energy Company	0.55	11-1-2022	3,380,000	3,387,008
				6,894,502
Total Corporate bonds and notes (Cost $170,891,674)				171,433,587
Municipal obligations: 5.94%
California: 2.30%
Education revenue: 0.30%
University of California Series BF	0.63	5-15-2023	1,500,000	1,508,175
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Conservative Income Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.56%
California Earthquake Authority Series B	1.23%	7-1-2021	$ 1,000,000	$ 1,003,370
Ontario CA Pension Obligation	1.97	6-1-2021	585,000	586,404
Ontario CA Pension Obligation	2.07	6-1-2022	915,000	925,907
Pomona California Pension Obligation Series BJ	4.00	8-1-2023	1,000,000	1,068,740
San Luis Unit/Westlands Water District Financing Authority (AGM Insured)	1.09	9-1-2022	1,000,000	1,010,680
Torrance CA Joint Powers Financing Authority	1.29	10-1-2022	1,000,000	1,007,190
Torrance CA Joint Powers Financing Authority	1.43	10-1-2023	1,500,000	1,517,805
West Covina CA Public Financing Authoriy Series A	1.75	8-1-2021	595,000	598,017
				7,718,113
Water & sewer revenue: 0.44%
El Dorado CA Irrigation District Revenue Refunding Bond Series C	0.64	3-1-2021	1,090,000	1,090,000
El Dorado CA Irrigation District Revenue Refunding Bond Series C	0.74	3-1-2022	650,000	652,945
El Dorado CA Irrigation District Revenue Unrefunded Bond Series C	0.64	3-1-2021	410,000	410,000
				2,152,945
				11,379,233
Connecticut: 0.27%
GO revenue: 0.27%
Connecticut Series A	3.00	7-1-2021	1,350,000	1,362,825
Florida: 0.15%
Education revenue: 0.15%
Florida Development Finance Corporation Refunding Bond Nova Southeastern University	1.65	4-1-2021	750,000	750,383
Illinois: 0.20%
Airport revenue: 0.20%
Chicago IL O’Hare International Airport Senior Lien Series D	0.96	1-1-2023	1,000,000	1,010,280
New York: 0.84%
Airport revenue: 0.27%
Port Authority of New York & New Jersey Series AAA	1.09	7-1-2023	1,305,000	1,325,606
Tax revenue: 0.45%
New York Dormitory Authority Personal Income Tax Revenue Series B ##	5.00	3-31-2021	2,200,000	2,208,976
Utilities revenue: 0.12%
Long Island NY Power Authority Electric System Series C	0.66	3-1-2022	180,000	180,180
Long Island NY Power Authority Electric System Series C	0.76	3-1-2023	430,000	432,172
				612,352
				4,146,934
Ohio: 1.03%
Tobacco revenue: 1.03%
Buckeye Ohio Tobacco Settlement Financing Authority ##	1.58	6-1-2021	5,065,000	5,078,726
The accompanying notes are an integral part of these financial statements.

Wells Fargo Conservative Income Fund  |  13

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 0.75%
Education revenue: 0.32%
Pennsylvania State University Series D ##	1.09%	9-1-2021	$ 1,560,000	$ 1,567,254
Tax revenue: 0.43%
Philadelphia PA School District AMT Series A ##	4.00	6-30-2021	2,100,000	2,126,838
				3,694,092
Texas: 0.40%
Airport revenue: 0.20%
Houston TX Airport System Revenue Refunding Taxable Subordinated Lien Series C	0.88	7-1-2022	1,000,000	1,003,500
Education revenue: 0.20%
Texas Tech University Improvement & Refunding Bonds Financing System	0.51	2-15-2022	1,000,000	1,002,120
				2,005,620
Total Municipal obligations (Cost $29,275,527)				29,428,093
Yankee corporate bonds and notes: 23.00%
Consumer staples: 0.63%
Food products: 0.63%
Danone SA 144A	2.08	11-2-2021	3,100,000	3,132,797
Energy: 3.17%
Energy equipment & services: 0.70%
Schlumberger Limited 144A	2.65	11-20-2022	3,345,000	3,462,424
Oil, gas & consumable fuels: 2.47%
Enbridge Incorporated (U.S. SOFR+0.40%)±	0.42	2-17-2023	1,000,000	1,002,137
Enbridge Incorporated (3 Month LIBOR+0.50%)±	0.69	2-18-2022	4,000,000	4,013,992
Shell International Finance BV	1.75	9-12-2021	2,000,000	2,016,005
Shell International Finance BV	2.38	8-21-2022	2,000,000	2,061,178
Total Capital International SA	2.22	7-12-2021	2,112,000	2,123,247
Total Capital SA	4.25	12-15-2021	1,000,000	1,031,593
				12,248,152
Financials: 18.67%
Banks: 15.74%
ABN AMRO Bank NV (3 Month LIBOR+0.57%)144A±	0.76	8-27-2021	5,000,000	5,012,650
Barclays Bank plc	1.70	5-12-2022	1,075,000	1,091,360
BPCE SA (3 Month LIBOR+1.22%)144A±	1.40	5-22-2022	4,000,000	4,046,680
Cooperatieve Rabobank UA (3 Month LIBOR+0.43%)±	0.65	4-26-2021	3,000,000	3,002,103
Credit Suisse AG (U.S. SOFR+0.39%)±	0.44	2-2-2024	2,225,000	2,230,118
Credit Suisse AG	2.10	11-12-2021	1,000,000	1,012,832
Credit Suisse AG	2.80	4-8-2022	4,150,000	4,264,348
DNB Bank ASA (3 Month LIBOR+0.62%)144A±	0.85	12-2-2022	500,000	504,181
HSBC Holdings plc (3 Month LIBOR+1.06%)±	3.26	3-13-2023	2,000,000	2,059,258
Lloyds Banking Group plc (3 Month LIBOR+0.81%)±	2.91	11-7-2023	1,000,000	1,038,451
Lloyds Banking Group plc	3.00	1-11-2022	4,959,000	5,072,270
Macquarie Bank Limited 144A	0.44	12-16-2022	1,775,000	1,778,245
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Conservative Income Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Mitsubishi UFJ Financial Group Incorporated (3 Month LIBOR+0.65%)±	0.87%	7-26-2021	$ 2,735,000	$ 2,741,707
Mitsubishi UFJ Financial Group Incorporated (3 Month LIBOR+0.70%)±	0.93	3-7-2022	2,060,000	2,072,828
Mizuho Financial Group (3 Month LIBOR+0.84%)±	1.06	7-16-2023	5,000,000	5,039,438
National Australia Bank Limited	3.70	11-4-2021	1,410,000	1,440,964
National Bank of Canada 144A	2.15	10-7-2022	2,165,000	2,227,174
Nordea Bank AB 144A	1.00	6-9-2023	2,850,000	2,891,199
Santander UK Group Holdings plc	2.88	8-5-2021	3,000,000	3,032,761
Santander UK plc (3 Month LIBOR+0.66%)±	0.85	11-15-2021	2,629,000	2,640,588
Santander UK plc	3.40	6-1-2021	520,000	523,968
Skandinaviska Enskilda Banken (3 Month LIBOR+0.32%)144A±	0.55	9-1-2023	3,000,000	3,006,848
Skandinaviska Enskilda Banken (3 Month LIBOR+0.65%)144A±	0.86	12-12-2022	1,250,000	1,260,038
Societe Generale SA (3 Month LIBOR+1.33%)144A±	1.56	4-8-2021	5,000,000	5,006,675
Sumitomo Mitsui Banking Corporation (3 Month LIBOR+1.14%)±	1.36	10-19-2021	2,815,000	2,834,645
Sumitomo Mitsui Trust Bank Limited 144A	0.80	9-12-2023	1,550,000	1,566,304
Svenska Handelsbanken AB (3 Month LIBOR+0.47%)±	0.65	5-24-2021	4,000,000	4,004,243
Swedbank AB 144A	1.30	6-2-2023	2,225,000	2,266,369
United Overseas Bank Limited (3 Month LIBOR+0.48%)144A±	0.70	4-23-2021	1,800,000	1,800,968
Westpac Banking Corporation (3 Month LIBOR+1.00%)±	1.19	5-13-2021	2,500,000	2,504,900
				77,974,113
Capital markets: 1.70%
UBS AG (U.S. SOFR+0.36%)144A±	0.40	2-9-2024	3,000,000	3,007,740
UBS AG 144A	1.75	4-21-2022	2,375,000	2,412,871
UBS AG 144A	3.00	4-15-2021	3,000,000	3,009,997
				8,430,608
Consumer finance: 0.61%
Hyundai Capital Services 144A	2.88	3-16-2021	3,000,000	3,002,850
Thrifts & mortgage finance: 0.62%
Nationwide Building Society 144A	0.55	1-22-2024	3,100,000	3,094,495
Industrials: 0.53%
Electrical equipment: 0.53%
Siemens Financieringsmaatschappij NV 144A	1.70	9-15-2021	2,600,000	2,620,390
Total Yankee corporate bonds and notes (Cost $113,477,197)				113,965,829
Short-term investments: 12.36%
Commercial paper: 11.86%
AT&T Incorporated 144A☼	0.37	10-19-2021	5,000,000	4,990,502
Banco Santander SA 144A☼	0.29	7-6-2021	3,000,000	2,998,158
BAT International Finance plc 144A☼	0.31	4-22-2021	5,000,000	4,998,304
Catholic Health Initiatives ☼	0.91	3-25-2021	3,300,000	3,299,755
Concord Minutemen Capital Company 144A¶☼	0.30	6-14-2021	13,000,000	12,992,473
Glencore Funding LLC 144A¶☼	0.24	3-16-2021	5,000,000	4,999,350
Great Bridge Capital Company LLC 144A☼	0.24	3-18-2021	7,000,000	6,999,533
Hyundai Capital America Company 144A☼	0.35	3-1-2021	3,000,000	2,999,963
Sheffield Receivables Company LLC 144A¶☼	0.22	4-1-2021	2,500,000	2,499,667
The accompanying notes are an integral part of these financial statements.

Wells Fargo Conservative Income Fund  |  15

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial paper (continued)
Versailles CDS LLC ☼	0.25%	4-5-2021	$ 8,000,000	$ 7,998,792
VW Credit Incorporated 144A☼	0.24	4-15-2021	4,000,000	3,998,880
				58,775,377

		Yield	Shares
Investment companies: 0.50%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	2,444,185	2,444,185
Total Short-term investments (Cost $61,208,396)				61,219,562
Total investments in securities (Cost $499,585,551)	101.15%			501,150,252
Other assets and liabilities, net	(1.15)			(5,708,323)
Total net assets	100.00%			$495,441,929

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
¶	Asset-backed commercial paper
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 0	$ 4,817,500	$ (4,817,500)	$0	$0	$ 0		0	$ 34#
Wells Fargo Government Money Market Fund Select Class	588,730	185,707,108	(183,851,653)	0	0	2,444,185		2,444,185	827
				$0	$0	$2,444,185	0.50%		$861

The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Conservative Income Fund

Portfolio of investments—February 28, 2021 (unaudited)
#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Conservative Income Fund  |  17

Statement of assets and liabilities—February 28, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $497,141,366)	$ 498,706,067
Investments in affiliated securites, at value (cost $2,444,185)	2,444,185
Cash	657,763
Receivable for investments sold	5,664,285
Receivable for interest	1,509,629
Receivable for Fund shares sold	54,896
Prepaid expenses and other assets	26,317
Total assets	509,063,142
Liabilities
Payable for when-issued transactions	11,681,710
Payable for investments purchased	1,500,000
Payable for Fund shares redeemed	277,683
Management fee payable	57,810
Dividends payable	53,955
Administration fees payable	32,841
Trustees’ fees and expenses payable	2,183
Accrued expenses and other liabilities	15,031
Total liabilities	13,621,213
Total net assets	$495,441,929
Net assets consist of
Paid-in capital	$ 497,011,125
Total distributable loss	(1,569,196)
Total net assets	$495,441,929
Computation of net asset value per share
Net assets – Class A2	$ 257,762
Shares outstanding – Class A2[1]	25,682
Net asset value per share – Class A2	$10.04
Net assets – Institutional Class	$ 495,184,167
Shares outstanding – Institutional Class[1]	49,329,129
Net asset value per share – Institutional Class	$10.04
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Conservative Income Fund

Statement of operations—six months ended February 28, 2021 (unaudited)

Investment income
Interest	$ 2,152,451
Income from affiliated securities	917
Total investment income	2,153,368
Expenses
Management fee	589,012
Administration fees
Class A2	130
Institutional Class	188,419
Shareholder servicing fees
Class A2	203
Custody and accounting fees	12,126
Professional fees	20,926
Registration fees	11,699
Shareholder report expenses	9,294
Trustees’ fees and expenses	9,556
Other fees and expenses	6,847
Total expenses	848,212
Less: Fee waivers and/or expense reimbursements
Fund-level	(230,049)
Class A2	(73)
Net expenses	618,090
Net investment income	1,535,278
Realized and unrealized gains (losses) on investments
Net realized gains on investments	132,370
Net change in unrealized gains (losses) on investments	(475,494)
Net realized and unrealized gains (losses) on investments	(343,124)
Net increase in net assets resulting from operations	$1,192,154
The accompanying notes are an integral part of these financial statements.

Wells Fargo Conservative Income Fund  |  19

Statement of changes in net assets

	Six months ended February 28, 2021 (unaudited)		Year ended August 31, 2020
Operations
Net investment income		$ 1,535,278		$ 6,678,702
Net realized gains (losses) on investments		132,370		(1,261,670)
Net change in unrealized gains (losses) on investments		(475,494)		1,229,474
Net increase in net assets resulting from operations		1,192,154		6,646,506
Distributions to shareholders from
Net investment income and net realized gains
Class A2		(360)		(122) [1]
Institutional Class		(1,684,665)		(6,761,898)
Total distributions to shareholders		(1,685,025)		(6,762,020)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A2	21,666	217,538	7,063 [1]	70,834 [1]
Institutional Class	27,682,263	277,964,993	35,880,506	359,015,049
		278,182,531		359,085,883
Reinvestment of distributions
Class A2	29	292	7 [1]	65 [1]
Institutional Class	126,198	1,267,023	570,498	5,703,164
		1,267,315		5,703,229
Payment for shares redeemed
Class A2	(3,083)	(30,953)	0 [1]	0 [1]
Institutional Class	(16,713,293)	(167,807,661)	(31,457,672)	(312,900,963)
		(167,838,614)		(312,900,963)
Net increase in net assets resulting from capital share transactions		111,611,232		51,888,149
Total increase in net assets		111,118,361		51,772,635
Net assets
Beginning of period		384,323,568		332,550,933
End of period		$ 495,441,929		$ 384,323,568
[1]	For the period from May 29, 2020 (commencement of class operations) to August 31, 2020
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Conservative Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A2	Six months ended February 28, 2021 (unaudited)	2020 [1]
Net asset value, beginning of period	$10.05	$10.02
Net investment income	0.02	0.02
Net realized and unrealized gains (losses) on investments	(0.01)	0.03
Total from investment operations	0.01	0.05
Distributions to shareholders from
Net investment income	(0.02)	(0.02)
Net asset value, end of period	$10.04	$10.05
Total return[2]	0.15%	0.53%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.70%
Net expenses	0.50%	0.50%
Net investment income	0.37%	0.78%
Supplemental data
Portfolio turnover rate	42%	102%
Net assets, end of period (000s omitted)	$258	$71

[1]	For the period from May 29, 2020 (commencement of class operations) to August 31, 2020
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Conservative Income Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.05	$10.00	$9.99	$10.01	$10.01	$10.00
Net investment income	0.03	0.17	0.26	0.18	0.12	0.07
Net realized and unrealized gains (losses) on investments	(0.00) [1]	0.06	0.01	(0.02)	0.00 [2]	0.01
Total from investment operations	0.03	0.23	0.27	0.16	0.12	0.08
Distributions to shareholders from
Net investment income	(0.04)	(0.18)	(0.26)	(0.18)	(0.12)	(0.07)
Net realized gains	0.00	0.00	0.00	(0.00) [2]	0.00	0.00
Total distributions to shareholders	(0.04)	(0.18)	(0.26)	(0.18)	(0.12)	(0.07)
Net asset value, end of period	$10.04	$10.05	$10.00	$9.99	$10.01	$10.01
Total return[3]	0.26%	2.30%	2.71%	1.65%	1.20%	0.79%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.38%	0.37%	0.37%	0.36%	0.36%
Net expenses	0.26%	0.27%	0.27%	0.27%	0.27%	0.27%
Net investment income	0.65%	1.74%	2.54%	1.79%	1.17%	0.72%
Supplemental data
Portfolio turnover rate	42%	102%	171%	197%	197%	269%
Net assets, end of period (000s omitted)	$495,184	$384,253	$332,551	$400,002	$419,239	$547,829

[1]	Amount is more than $(0.005)
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Conservative Income Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Conservative Income Fund (the “Fund”) which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and sub-advisory agreement. The Fund's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

Wells Fargo Conservative Income Fund  |  23

Notes to financial statements (unaudited)
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $499,672,375 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,568,405
Gross unrealized losses	(90,528)
Net unrealized gains	$1,477,877
As of August 31, 2020, the Fund had capital loss carryforwards which consisted of $3,032,650 in short-term capital losses .

24  |  Wells Fargo Conservative Income Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 8,905,739	$0	$ 8,905,739
Asset-backed securities	0	116,197,442	0	116,197,442
Corporate bonds and notes	0	171,433,587	0	171,433,587
Municipal obligations	0	29,428,093	0	29,428,093
Yankee corporate bonds and notes	0	113,965,829	0	113,965,829
Short-term investments
Commercial paper	0	58,775,377	0	58,775,377
Investment companies	2,444,185	0	0	2,444,185
Total assets	$2,444,185	$498,706,067	$0	$501,150,252
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended February 28, 2021, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.

Wells Fargo Conservative Income Fund  |  25

Notes to financial statements (unaudited)
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A2	0.16%
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A2	0.50%
Institutional Class	0.25
Prior to January 1, 2021, Institutional Class shares expenses were capped at 0.27%.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A2 shares of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$12,544,849	$285,421,892	$0	$169,850,312

26  |  Wells Fargo Conservative Income Fund

Notes to financial statements (unaudited)
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 28, 2021, the Fund did not have any securities on loan.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended February 28, 2021, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Conservative Income Fund  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Wells Fargo Conservative Income Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Conservative Income Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Wells Fargo Conservative Income Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Conservative Income Fund  |  31

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0321-00289 04-21
SA265/SAR265 02-21

Semi-Annual Report
February 28, 2021
Wells Fargo Core Plus Bond Fund

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The views expressed and any forward-looking statements are as of February 28, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Core Plus Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Core Plus Bond Fund for the six-month period that ended February 28, 2021. Global stocks showed robust returns, as the global economy began emerging from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also had positive returns, led by high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.74%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 16.65%, while the MSCI EM Index (Net),3 had even stronger performance, with a 22.32% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned (1.55)%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 1.41%, and the Bloomberg Barclays Municipal Bond Index,6 returned 0.86% while the ICE BofA U.S. High Yield Index,7 gained 6.14%.
Hope drove the stock markets to new highs.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter gross domestic product growth.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Core Plus Bond Fund

Letter to shareholders (unaudited)
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February 2020. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January's expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher growth and inflation expectations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”
“February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Core Plus Bond Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Core Plus Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Christopher Y. Kauffman, CFA®‡, Jay N. Mueller, CFA®‡, Janet S. Rilling, CFA®‡, CPA, Michael J. Schueller, CFA®‡, Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 28, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STYAX)	7-13-1998	1.76	4.57	4.14	6.53	5.54	4.62	0.89	0.75
Class C (WFIPX)	7-13-1998	4.69	4.74	3.84	5.69	4.74	3.84	1.64	1.50
Class R6 (STYJX)[3]	10-31-2016	–	–	–	6.92	5.92	4.97	0.51	0.37
Administrator Class (WIPDX)	7-30-2010	–	–	–	6.58	5.65	4.75	0.83	0.64
Institutional Class (WIPIX)	7-18-2008	–	–	–	6.79	5.87	4.94	0.56	0.42
Bloomberg Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	1.38	3.55	3.58	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.73% for Class A, 1.48% for Class C, 0.35% for Class R6, 0.62% for Administrator Class and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Wells Fargo Core Plus Bond Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.
Ten largest holdings (%) as of February 28, 2021[1]
FNMA, 2.50%, 7-25-2050	4.54
FNMA, 2.00%, 3-11-2051	2.67
U.S. Treasury Bond, 1.88%, 2-15-2051	1.67
U.S. Treasury Note, 0.38%, 1-31-2026	1.57
U.S. Treasury Note, 0.38%, 11-30-2025	1.53
U.S. Treasury Note, 0.25%, 10-31-2025	1.31
TIPS, 0.13%, 7-15-2030	1.02
TVA, 5.88%, 4-1-2036	0.73
U.S. Treasury Note, 0.38%, 4-30-2025	0.71
TIPS, 0.13%, 1-15-2031	0.70
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Core Plus Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2020 to February 28, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2020	Ending account value 2-28-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,008.56	$3.59	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%
Class C
Actual	$1,000.00	$1,004.89	$7.36	1.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	$7.40	1.48%
Class R6
Actual	$1,000.00	$1,010.37	$1.74	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Administrator Class
Actual	$1,000.00	$1,008.35	$3.09	0.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11	0.62%
Institutional Class
Actual	$1,000.00	$1,009.36	$1.99	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01	0.40%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 15.17%
FHLB	3.00%	9-1-2034	$792,144	$ 835,834
FHLB	3.00	8-1-2050	2,750,344	2,898,560
FHLMC (12 Month LIBOR +1.33%) ±	2.01	1-1-2036	9,532	9,911
FHLMC	3.00	6-1-2050	1,663,594	1,768,550
FHLMC	3.00	7-1-2050	3,137,646	3,335,592
FHLMC	3.00	8-1-2050	1,477,569	1,571,046
FHLMC	3.50	12-1-2045	1,612,644	1,736,573
FHLMC	3.50	12-1-2045	549,786	590,465
FHLMC	4.00	6-1-2044	1,250,748	1,373,522
FHLMC	4.00	5-1-2049	3,866,402	4,148,109
FHLMC	5.00	6-1-2036	149,332	173,693
FHLMC	5.00	8-1-2040	161,413	187,907
FHLMC	5.50	8-1-2038	34,665	40,564
FHLMC	5.50	12-1-2038	304,842	355,858
FHLMC	5.50	6-1-2040	465,206	535,654
FHLMC	8.00	2-1-2030	140	162
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	323,276	322,861
FHLMC Series 4753 Class KB	3.50	6-15-2042	320,962	322,018
FHLMC Series K020 Class X1 ♀±±	1.34	5-25-2022	12,177,572	159,035
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,178,257	1,446,316
FHLMC Series T-57 Class 2A1 ±±	3.81	7-25-2043	34,652	37,076
FHLMC Series T-59 Class 2A1 ±±	3.58	10-25-2043	173,859	213,260
FNMA ¤	0.00	8-6-2038	16,140,000	10,380,410
FNMA	2.00	3-11-2051	50,295,000	50,803,844
FNMA (12 Month LIBOR +1.73%) ±	2.23	9-1-2036	10,035	10,595
FNMA	2.50	7-25-2050	83,540,000	86,607,484
FNMA (12 Month LIBOR +1.78%) ±	2.52	8-1-2036	19,132	20,238
FNMA (12 Month LIBOR +1.61%) ±	2.52	3-1-2046	873,836	907,275
FNMA (12 Month LIBOR +1.61%) ±	2.53	5-1-2046	637,666	662,686
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	2.67	11-1-2038	22,526	24,043
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.75	8-1-2036	439,361	467,625
FNMA	3.00	11-1-2045	1,031,331	1,090,560
FNMA	3.00	12-1-2045	2,656,860	2,809,659
FNMA	3.00	12-1-2046	1,316,280	1,395,696
FNMA	3.00	8-1-2050	3,063,436	3,231,855
FNMA	3.02	2-1-2026	3,076,590	3,351,109
FNMA	3.27	7-1-2022	1,146,664	1,176,042
FNMA	3.48	3-1-2029	972,095	1,105,037
FNMA	3.50	10-1-2043	840,943	915,803
FNMA	3.50	4-1-2045	141,934	153,089
FNMA	3.50	8-1-2045	2,722,175	2,924,055
FNMA	3.50	3-1-2048	5,750,561	6,121,846
FNMA	3.62	3-1-2029	443,000	507,361
FNMA	3.63	3-1-2029	1,233,249	1,415,320
FNMA	3.77	3-1-2029	975,060	1,128,878
FNMA	3.77	3-1-2029	1,061,283	1,228,086
FNMA	3.95	9-1-2021	383,102	384,128
FNMA	4.00	2-1-2046	279,366	305,767
FNMA	4.00	4-1-2046	1,572,942	1,726,627
FNMA	4.00	6-1-2048	2,238,409	2,413,941
FNMA	4.00	2-1-2050	3,698,176	3,977,899
FNMA	4.50	11-1-2048	2,486,010	2,733,153
FNMA	5.00	1-1-2024	20,804	21,804
FNMA	5.00	2-1-2036	16,397	19,064
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	5.00%	6-1-2040	$52,034	$ 60,544
FNMA	5.00	8-1-2040	985,248	1,146,577
FNMA	5.50	11-1-2023	16,336	17,088
FNMA	5.50	8-1-2034	61,021	71,176
FNMA	5.50	2-1-2035	18,729	21,869
FNMA	5.50	8-1-2038	94,804	105,605
FNMA	5.50	8-1-2038	174,477	194,495
FNMA	6.00	10-1-2037	347,586	416,085
FNMA	6.00	11-1-2037	21,135	25,410
FNMA	6.25	5-15-2029	5,910,000	8,156,229
FNMA	6.50	7-1-2036	15,959	18,559
FNMA	6.50	7-1-2036	6,239	7,360
FNMA	6.50	11-1-2036	2,284	2,565
FNMA	6.63	11-15-2030	5,015,000	7,329,467
FNMA	7.00	12-1-2022	10,276	10,346
FNMA	7.00	7-1-2036	5,472	5,762
FNMA	7.00	11-1-2037	3,101	3,553
FNMA	7.50	5-1-2038	1,836	1,861
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	5,068	6,111
FNMA Series 2003-W08 Class 4A ±±	3.80	11-25-2042	96,075	102,834
FNMA Series 2003-W14 Class 2A ±±	3.07	6-25-2045	62,816	66,930
FNMA Series 2003-W14 Class 2A ±±	3.99	1-25-2043	166,409	174,625
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	873,825	1,000,494
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	409,599	492,246
GNMA	3.00	11-20-2045	2,236,977	2,365,655
GNMA	3.00	10-20-2050	8,212,166	8,631,114
GNMA	3.50	9-20-2047	1,554,807	1,655,174
GNMA	3.50	12-20-2047	3,346,725	3,576,106
GNMA	4.00	12-20-2047	1,877,792	2,032,474
GNMA	4.50	8-20-2049	777,341	840,500
GNMA	5.00	7-20-2040	351,679	403,941
GNMA	7.50	12-15-2029	406	432
GNMA Series 2008-22 Class XM ♀±±	1.15	2-16-2050	747,482	19,200
International Development Finance Corporation	2.12	3-20-2024	4,635,000	4,768,974
STRIPS ¤	0.00	11-15-2027	1,795,000	1,657,895
STRIPS ¤	0.00	5-15-2044	9,270,000	5,544,661
TVA	5.88	4-1-2036	9,420,000	13,948,903
TVA Principal STRIPS ¤	0.00	4-1-2056	33,500,000	12,247,832
Total Agency securities (Cost $288,049,711)				289,214,197
Asset-backed securities: 8.12%
Ally Auto Receivables Trust Series 2019-1 Class A3	2.91	9-15-2023	3,541,526	3,597,277
American Credit Acceptance Receivables Trust Series 2019-4 Class D 144A	2.97	12-12-2025	6,000,000	6,218,021
Arbys Funding LLC Series 2020-1A Class A2 144A	3.24	7-30-2050	6,666,500	6,787,097
ECMC Group Student Loan Trust Series 2020-3A Class A1B (1 Month LIBOR+1.00%) 144A±	1.12	1-27-2070	4,837,864	4,892,521
Educational Services of America Series 2015-1 Class A (1 Month LIBOR+0.80%) 144A±	0.92	10-25-2056	751,029	748,978
Exeter Automobile Receivables Trust Series 2018-1A Class C1 144A	3.03	1-17-2023	269,983	270,419
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	5,678,373	5,716,380
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,597,925	1,667,467
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Flagship Credit Auto Trust Series 2019-4 Class A 144A	2.17%	6-17-2024	$2,464,658	$ 2,495,645
Freedom Financial Trust Series 2021-1CP Class B 144A	1.41	3-20-2028	2,500,000	2,494,464
Gracie Point International Series 2020-B Class A (1 Month LIBOR+1.40%) 144A±	1.52	5-2-2023	5,859,771	5,869,495
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	337,767	338,687
Hertz Vehicle Financing LLC Series 2016-2A Class A 144A	2.95	3-25-2022	1,129,539	1,135,512
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	457,613	460,073
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	495,950	498,587
Hertz Vehicle Financing LLC Series 2018-1A Class B 144A	3.60	2-25-2024	9,100,000	9,135,231
Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	329,023	330,761
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	605,352	607,785
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	2,685,000	2,704,495
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	600,000	613,792
MMAF Equipment Finance LLC Series 2017-AA Class A4	2.41	8-16-2024	1,149,359	1,160,431
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	151,984	152,204
Neighborly Issuer LLC 144A%%	3.58	4-30-2051	8,000,000	8,000,000
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3 144A	2.80	1-20-2051	4,250,000	4,318,109
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	6,769,342	6,834,203
Ocwen Master Advance Receivables Trust Series 2020-T1 Class CT1 144A	2.32	8-15-2052	1,400,000	1,409,784
Oscar US Funding Trust Series 2016-2A Class A4 144A	2.99	12-15-2023	1,090,098	1,092,621
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	7,290,000	7,274,753
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	10,200,000	10,198,800
ServiceMaster Brands Series 2020-1 Class A2I 144A	2.84	1-30-2051	3,700,000	3,728,490
SLM Student Loan Trust Series 2004-1 Class A4 (3 Month LIBOR+0.26%) ±	0.48	10-27-2025	774,079	770,676
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR+0.75%) ±	0.87	5-1-2030	1,841,518	1,841,775
SpringCastle America Funding LLC 144A	1.97	9-25-2037	5,613,629	5,675,347
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR+1.22%) 144A±	1.34	10-25-2027	601,400	605,026
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR+0.60%) 144A±	0.72	1-25-2046	1,710,823	1,699,695
Towd Point Mortgage Trust Series 2015-1 Class A3 144A±±	3.25	10-25-2053	5,500,000	5,630,738
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.52	11-25-2060	4,530,000	4,775,962
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  11

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75%	4-25-2055	$2,675,000	$ 2,723,294
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	1,768,168	1,826,182
Towd Point Mortgage Trust Series 2019- MH1 Class A1 144A±±	3.00	11-25-2058	1,363,595	1,397,444
Towd Point Mortgage Trust Series 2019-4 Class M1 144A±±	3.50	10-25-2059	4,000,000	4,202,582
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	2,713,000	2,737,915
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	8,088,000	8,151,584
Volvo Financial Equipment LLC Series 2018-AA Class A (1 Month LIBOR+0.52%) 144A±	0.63	7-17-2023	2,590,000	2,593,755
Westlake Automobile Receivables Trust Series 2018-3A Class C 144A	3.61	10-16-2023	5,015,867	5,053,903
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57	2-15-2023	1,029,557	1,033,161
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	45,928	46,049
Wingstop Funding LLC Series 2020-1A Class A2 144A	0.01	12-5-2050	3,350,000	3,383,768
Total Asset-backed securities (Cost $153,798,398)				154,900,938

	Shares
Common stocks: 0.14%
Energy: 0.14%
Oil, gas & consumable fuels: 0.14%
Denbury Incorporated †	37,360	1,597,140
Whiting Petroleum Corporation †	29,806	1,022,346
Total Common stocks (Cost $3,086,340)		2,619,486

			Principal
Corporate bonds and notes: 25.13%
Communication services: 2.54%
Diversified telecommunication services: 0.41%
AT&T Incorporated 144A	3.55	9-15-2055	$2,330,000	2,139,268
Cablevision Lightpath LLC 144A	5.63	9-15-2028	1,615,000	1,641,244
Frontier Communications 144A	5.88	10-15-2027	145,000	155,150
T-Mobile USA Incorporated 144A	3.30	2-15-2051	4,225,000	3,913,575
				7,849,237
Media: 1.63%
CCO Holdings LLC 144A	4.50	8-15-2030	1,500,000	1,553,250
Charter Communications Operating LLC	6.48	10-23-2045	655,000	878,017
Cinemark USA Incorporated	4.88	6-1-2023	2,000,000	1,979,420
Cinemark USA Incorporated	5.13	12-15-2022	2,000,000	1,982,500
Comcast Corporation	4.70	10-15-2048	1,800,000	2,283,553
CSC Holdings LLC 144A	5.75	1-15-2030	2,000,000	2,134,400
Diamond Sports Group LLC 144A	5.38	8-15-2026	2,000,000	1,414,400
Diamond Sports Group LLC 144A«	6.63	8-15-2027	2,040,000	1,050,600
Discovery Communications LLC 144A	4.00	9-15-2055	2,137,000	2,188,787
Gray Television Incorporated 144A	4.75	10-15-2030	2,000,000	2,000,000
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
Interpublic Group of Companies Incorporated	2.40%	3-1-2031	$4,945,000	$ 4,950,430
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	700,000	714,875
Nielsen Finance LLC 144A	5.88	10-1-2030	2,000,000	2,162,500
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	145,000	142,408
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	2,575,000	2,610,406
Townsquare Media Incorporated 144A	6.88	2-1-2026	3,000,000	3,137,535
				31,183,081
Wireless telecommunication services: 0.50%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,617,826
SBA Tower Trust 144A	3.72	4-9-2048	1,968,000	2,006,027
Sprint Spectrum Company 144A	4.74	9-20-2029	3,930,000	4,235,558
Sprint Spectrum Company 144A	5.15	9-20-2029	530,000	614,996
				9,474,407
Consumer discretionary: 2.19%
Automobiles: 0.37%
Ford Motor Company	9.00	4-22-2025	4,720,000	5,710,138
General Motors Company	5.95	4-1-2049	985,000	1,286,428
				6,996,566
Hotels, restaurants & leisure: 0.87%
Carnival Corporation 144A	5.75	3-1-2027	330,000	335,000
Carnival Corporation 144A	7.63	3-1-2026	950,000	998,688
Carnival Corporation 144A	11.50	4-1-2023	1,000,000	1,140,200
Darden Restaurants Incorporated	3.85	5-1-2027	2,005,000	2,182,010
Genting New York LLC 144A	3.30	2-15-2026	3,920,000	3,931,277
Las Vegas Sands Corporation	3.90	8-8-2029	3,000,000	3,197,786
NCL Corporation Limited 144A	5.88	3-15-2026	135,000	135,648
NCL Corporation Limited 144A	12.25	5-15-2024	2,500,000	2,971,875
Royal Caribbean Cruises	4.25	6-15-2023	1,150,000	1,745,334
				16,637,818
Household durables: 0.11%
KB Home Company	4.80	11-15-2029	2,000,000	2,150,000
Leisure products: 0.22%
Hasbro Incorporated	3.50	9-15-2027	3,746,000	4,074,056
Multiline retail: 0.15%
Kohl's Corporation	9.50	5-15-2025	765,000	987,983
Nordstrom Incorporated	5.00	1-15-2044	1,920,000	1,843,719
				2,831,702
Specialty retail: 0.33%
Macy's Retail Holdings Incorporated	3.88	1-15-2022	3,940,000	3,958,912
Michaels Stores Incorporated 144A	8.00	7-15-2027	2,000,000	2,135,000
Michaels Stores Incorporated 144A	4.75	10-1-2027	50,000	51,125
Rent-A-Center Incorporated 144A	6.38	2-15-2029	135,000	140,415
				6,285,452
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  13

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Textiles, apparel & luxury goods: 0.14%
Tapestry Incorporated	4.25%	4-1-2025	$1,000,000	$ 1,085,584
Tapestry Incorporated	4.13	7-15-2027	1,500,000	1,646,919
				2,732,503
Consumer staples: 1.09%
Beverages: 0.11%
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	1,810,000	2,099,922
Food & staples retailing: 0.40%
7 Eleven Incorporated 144A	0.80	2-10-2024	5,245,000	5,249,422
PetSmart Incorporated 144A	4.75	2-15-2028	145,000	149,953
PetSmart Incorporated 144A	7.75	2-15-2029	145,000	155,513
Walgreens Boots Alliance ☼	4.10	4-15-2050	1,925,000	2,024,475
				7,579,363
Food products: 0.42%
CHS Incorporated 144A	6.00	1-15-2029	3,000,000	3,180,000
CHS Incorporated 144A	6.88	4-15-2029	3,000,000	3,079,350
Kraft Heinz Foods Company	4.88	10-1-2049	1,430,000	1,674,154
				7,933,504
Tobacco: 0.16%
Altria Group Incorporated	1.70	6-15-2025	2,000,000	2,541,642
Reynolds American Incorporated	7.00	8-4-2041	450,000	597,040
				3,138,682
Energy: 4.51%
Energy equipment & services: 0.49%
Alexander Funding Trust 144A	1.84	11-15-2023	2,805,000	2,851,383
Bristow Group Incorporated 144A	6.88	3-1-2028	3,000,000	3,026,250
Hilcorp Energy Company 144A	5.75	2-1-2029	225,000	229,219
Hilcorp Energy Company 144A	6.00	2-1-2031	225,000	228,663
Hilcorp Energy Company 144A	6.25	11-1-2028	1,900,000	1,983,125
USA Compression Partners LP	6.88	4-1-2026	1,000,000	1,032,500
USA Compression Partners LP	6.88	9-1-2027	75,000	78,750
				9,429,890
Oil, gas & consumable fuels: 4.02%
Aethon United 144A	8.25	2-15-2026	3,000,000	3,120,000
Antero Resources Corporation «	5.00	3-1-2025	1,110,000	1,103,895
Antero Resources Corporation 144A	8.38	7-15-2026	150,000	164,063
Apache Corporation	5.35	7-1-2049	2,250,000	2,238,750
Archrock Partners LP 144A	6.88	4-1-2027	1,300,000	1,371,786
Buckeye Partners LP	4.13	12-1-2027	1,300,000	1,305,278
Crestwood Midstream Partners LP 144A	5.63	5-1-2027	2,300,000	2,279,875
DCP Midstream Operating Company	5.13	5-15-2029	4,000,000	4,238,880
EnCana Corporation	6.50	2-1-2038	836,000	1,023,440
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,330,000	1,539,538
EnLink Midstream Partners LP	4.15	6-1-2025	1,000,000	992,500
EnLink Midstream Partners LP	5.45	6-1-2047	1,100,000	910,250
EnLink Midstream Partners LP 144A	5.63	1-15-2028	145,000	146,269
EQT Corporation	1.75	5-1-2026	1,750,000	2,566,537
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
EQT Corporation	3.90%	10-1-2027	$2,270,000	$ 2,354,467
Harvest Midstream LP 144A	7.50	9-1-2028	2,275,000	2,415,766
Indigo Natural Resources LLC 144A	5.38	2-1-2029	235,000	233,825
Marathon Petroleum Corporation	4.50	4-1-2048	3,295,000	3,583,955
Murphy Oil Corporation	5.88	12-1-2027	2,050,000	2,019,250
Nabors Industries Limited «	9.00	2-1-2025	198,000	203,940
Occidental Petroleum Corporation	8.88	7-15-2030	4,100,000	5,240,333
ONEOK Incorporated	7.15	1-15-2051	2,070,000	2,800,694
Phillips 66 Partners LP	3.75	3-1-2028	5,220,000	5,604,787
Plains All American Pipeline LP	3.55	12-15-2029	1,680,000	1,724,840
Plains All American Pipeline LP	3.80	9-15-2030	3,215,000	3,339,138
Plains All American Pipeline LP	3.85	10-15-2023	3,400,000	3,618,266
Range Resources Corporation 144A	8.25	1-15-2029	150,000	161,205
Range Resources Corporation	9.25	2-1-2026	3,550,000	3,863,146
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	1,975,000	2,110,781
Sabine Pass Liquefaction LLC	4.50	5-15-2030	1,235,000	1,412,572
Southwestern Energy Company	7.75	10-1-2027	1,250,000	1,337,500
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	1,400,000	1,392,440
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	2,445,000	2,607,104
Western Midstream Operating LP	6.50	2-1-2050	225,000	258,910
WPX Energy Incorporated	5.25	10-15-2027	6,895,000	7,362,619
				76,646,599
Financials: 5.88%
Banks: 1.60%
Bank of America Corporation (U.S. SOFR+1.37%) ±	1.92	10-24-2031	4,000,000	3,882,988
Bank of America Corporation (3 Month LIBOR+0.64%) ±	2.02	2-13-2026	5,000,000	5,169,707
Bank of America Corporation (U.S. SOFR+1.93%) ±	2.68	6-19-2041	1,610,000	1,560,853
Bank of America Corporation (3 Month LIBOR+3.90%) ʊ±	6.10	12-29-2049	2,590,000	2,877,749
Citigroup Incorporated (5 Year Treasury Constant Maturity+3.60%) ʊ±	4.00	12-10-2025	5,000,000	5,049,900
Citigroup Incorporated (3 Month LIBOR+4.52%) ±	6.25	12-29-2049	1,030,000	1,174,509
JPMorgan Chase & Company (U.S. SOFR+0.70%) ±	1.04	2-4-2027	3,165,000	3,121,390
JPMorgan Chase & Company (3 Month LIBOR+3.25%) ±	5.15	12-29-2049	3,625,000	3,695,204
PNC Financial Services (3 Month LIBOR+3.30%) ±	5.00	12-29-2049	565,000	618,325
Santander Holdings USA Incorporated	3.24	10-5-2026	1,125,000	1,204,989
Truist Financial Corporation (5 Year Treasury Constant Maturity+4.61%) ʊ±	4.95	9-2-2025	2,015,000	2,166,730
				30,522,344
Capital markets: 0.75%
Bank of New York Mellon Corporation (5 Year Treasury Constant Maturity+4.36%) ʊ±	4.70	9-22-2025	3,100,000	3,344,900
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,319,013
Charles Schwab Corporation (5 Year Treasury Constant Maturity+4.97%) ʊ±	5.38	6-2-2025	3,905,000	4,256,450
Goldman Sachs Group Incorporated (3 Month LIBOR+0.82%) ±	2.88	10-31-2022	1,910,000	1,940,901
Morgan Stanley (U.S. SOFR+1.43%) ±	2.80	1-25-2052	3,585,000	3,413,017
				14,274,281
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  15

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance: 1.13%
ERAC USA Finance LLC 144A	4.50%	2-15-2045	$1,695,000	$ 2,047,040
Ford Motor Credit Company LLC	4.00	11-13-2030	1,000,000	1,022,500
General Motors Financial Company Incorporated	2.70	8-20-2027	6,210,000	6,448,763
Hyundai Capital America 144A	2.65	2-10-2025	5,810,000	6,055,681
Hyundai Capital America Company 144A	1.30	1-8-2026	4,205,000	4,160,324
Springleaf Finance Corporation	7.13	3-15-2026	1,500,000	1,732,500
				21,466,808
Diversified financial services: 0.36%
Aviation Capital Group Corporation 144A	5.50	12-15-2024	1,785,000	2,011,140
KKR Group Finance Company LLC 144A	5.13	6-1-2044	1,960,000	2,456,435
WEA Finance LLC 144A	2.88	1-15-2027	2,390,000	2,426,262
				6,893,837
Insurance: 1.72%
Athene Global Funding 144A	2.55	11-19-2030	3,000,000	2,951,305
Athene Global Funding 144A	2.95	11-12-2026	3,550,000	3,777,584
Axis Specialty Finance LLC (5 Year Treasury Constant Maturity+3.19%) ±	4.90	1-15-2040	5,105,000	5,245,238
Brighthouse Financial Incorporated	4.70	6-22-2047	820,000	866,457
Guardian Life Insurance Company 144A	3.70	1-22-2070	1,500,000	1,547,859
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,309,067
Metlife Incorporated (5 Year Treasury Constant Maturity+3.58%) ʊ±	3.85	9-15-2025	7,000,000	7,157,500
National Life Global Insurance Company (3 Month LIBOR+3.31%) 144A±	5.25	7-19-2068	1,668,000	1,702,176
New York Life Insurance Company 144A	3.75	5-15-2050	1,670,000	1,856,181
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	1,635,000	1,654,047
PartnerRe Finance II Incorporated (3 Month LIBOR+2.33%) ±	2.52	12-1-2066	1,345,000	1,184,467
Transatlantic Holdings Incorporated	8.00	11-30-2039	2,329,000	3,567,555
				32,819,436
Mortgage REITs: 0.16%
Blackstone Mortgage Trust	4.38	5-5-2022	3,000,000	3,046,689
Thrifts & mortgage finance: 0.16%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	525,000	506,625
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	2,500,000	2,484,375
				2,991,000
Health care: 0.64%
Health care providers & services: 0.53%
AdaptHealth LLC 144A	4.63	8-1-2029	195,000	195,310
CommonSpirit Health	2.95	11-1-2022	1,250,000	1,300,475
CommonSpirit Health	3.82	10-1-2049	1,810,000	1,971,261
Dignity Health	3.81	11-1-2024	2,000,000	2,179,854
Fresenius Medical Care US Finance III 144A	2.38	2-16-2031	2,000,000	1,947,722
Highmark Incorporated 144A	6.13	5-15-2041	710,000	857,717
Magellan Health Incorporated	4.90	9-22-2024	1,585,000	1,735,575
				10,187,914
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.11%
Bausch Health Companies Incorporated 144A	5.00%	1-30-2028	$2,000,000	$ 2,040,000
Industrials: 3.24%
Aerospace & defense: 0.65%
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	1,010,000	976,306
The Boeing Company	2.20	2-4-2026	8,170,000	8,187,016
The Boeing Company	5.81	5-1-2050	2,490,000	3,211,977
				12,375,299
Airlines: 1.47%
Alaska Airlines 144A	4.80	2-15-2029	2,742,483	3,029,078
Delta Air Lines Incorporated	2.00	12-10-2029	3,613,634	3,655,180
Delta Air Lines Incorporated	3.75	10-28-2029	1,105,000	1,102,149
Delta Air Lines Incorporated 144A	4.75	10-20-2028	1,850,000	2,054,305
Delta Air Lines Incorporated	7.38	1-15-2026	3,000,000	3,513,645
Delta Airlines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	1,960,927	2,007,957
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	2,000,000	2,097,880
Jetblue Airways Corporation	4.00	5-15-2034	2,000,000	2,195,941
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	7,625,000	8,330,313
				27,986,448
Construction & engineering: 0.00%
Pike Corporation 144A	5.50	9-1-2028	115,000	119,600
Electrical equipment: 0.01%
Sensata Technologies Incorporated 144A	3.75	2-15-2031	180,000	180,675
Industrial conglomerates: 0.13%
General Electric Company (3 Month LIBOR+3.33%) ±	3.52	12-29-2049	2,537,000	2,418,268
Trading companies & distributors: 0.65%
Air Lease Corporation	3.38	7-1-2025	9,000,000	9,567,580
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,500,000	1,560,608
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	1,110,000	1,266,177
				12,394,365
Transportation infrastructure: 0.33%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	830,239
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	856,173
Toll Road Investors Partnership II LP 144A¤	0.01	2-15-2026	5,630,000	4,686,677
				6,373,089
Information technology: 1.88%
Communications equipment: 0.15%
CommScope Incorporated 144A	8.25	3-1-2027	895,000	943,097
CommScope Technologies LLC 144A	5.00	3-15-2027	2,000,000	1,959,160
				2,902,257
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  17

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronic equipment, instruments & components: 0.25%
Corning Incorporated	3.90%	11-15-2049	$2,500,000	$ 2,813,409
Jabil Incorporated	3.00	1-15-2031	1,875,000	1,915,700
				4,729,109
Semiconductors & semiconductor equipment: 0.48%
Microchip Technology Incorporated 144A	0.97	2-15-2024	9,000,000	9,032,445
Software: 0.70%
Logan Merger Sub Incorporated 144A	5.50	9-1-2027	2,500,000	2,612,500
MPH Acquisition Holdings Company 144A«	5.75	11-1-2028	3,000,000	2,977,500
ServiceNow Incorporated	1.40	9-1-2030	8,400,000	7,810,836
				13,400,836
Technology hardware, storage & peripherals: 0.30%
Dell International LLC / EMC Corporation 144A	6.20	7-15-2030	3,125,000	3,970,356
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,797,762
				5,768,118
Materials: 0.10%
Containers & packaging: 0.06%
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	1,000,000	1,013,010
Metals & mining: 0.04%
Cleveland Cliffs Incorporated	5.88	6-1-2027	800,000	816,768
Real estate: 1.92%
Equity REITs: 1.92%
American Assets Trust LP	3.38	2-1-2031	1,000,000	1,019,371
American Campus Company	2.85	2-1-2030	2,215,000	2,289,896
Kimco Realty Corporation	1.90	3-1-2028	1,835,000	1,834,395
National Health Investor Company	3.00	2-1-2031	2,000,000	1,941,733
Omega Healthcare Investors Incorporated	3.38	2-1-2031	2,930,000	3,002,717
Omega Healthcare Investors Incorporated	4.50	1-15-2025	2,130,000	2,320,626
Omega Healthcare Investors Incorporated	5.25	1-15-2026	1,700,000	1,931,447
Sabra Health Care LP / Sabra Capital Corporation	4.80	6-1-2024	6,500,000	7,101,365
Service Properties Trust Company	3.95	1-15-2028	3,000,000	2,775,000
Simon Property Group LP	1.75	2-1-2028	5,000,000	4,936,713
Simon Property Group LP	3.80	7-15-2050	2,880,000	3,008,921
Tanger Properties LP	3.75	12-1-2024	1,600,000	1,713,240
WEA Finance LLC 144A	4.75	9-17-2044	2,610,000	2,732,420
				36,607,844
Utilities: 1.14%
Electric utilities: 0.84%
Basin Electric Power Cooperative 144A	4.75	4-26-2047	1,315,000	1,487,124
NRG Energy Incorporated 144A	2.00	12-2-2025	4,000,000	4,033,508
Oglethorpe Power Corporation 144A	3.75	8-1-2050	2,320,000	2,362,563
Oglethorpe Power Corporation	5.05	10-1-2048	1,060,000	1,282,127
The Southern Company (5 Year Treasury Constant Maturity+3.73%) ±	4.00	1-15-2051	4,000,000	4,176,376
Tucson Electric Power Company	4.00	6-15-2050	2,415,000	2,748,626
				16,090,324
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Gas utilities: 0.30%
CenterPoint Energy (3 Month LIBOR+0.50%) ±%%	0.68%	3-2-2023	$2,865,000	$ 2,865,000
CenterPoint Energy %%	0.70	3-2-2023	2,865,000	2,862,221
				5,727,221
Total Corporate bonds and notes (Cost $455,744,510)				479,220,767

	Shares
Exchange-traded funds: 0.99%
iShares Broad USD High Yield Corporate Bond ETF	188,000	7,715,520
VanEck Vectors JPMorgan Emerging Markets Local Currency Bond ETF	355,100	11,263,772
Total Exchange-traded funds (Cost $18,138,162)		18,979,292

			Principal
Foreign corporate bonds and notes: 2.77%
Communication services: 0.31%
Media: 0.31%
Tele Columbus AG 144A	3.88	5-2-2025	EUR	2,320,000	2,829,485
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	2,500,000	2,997,675
Consumer discretionary: 0.27%
Auto components: 0.15%
HP Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	2,480,000	2,816,804
Automobiles: 0.12%
Peugeot SA Company	2.00	3-20-2025	EUR	1,800,000	2,297,512
					5,114,316
Consumer staples: 0.82%
Food & staples retailing: 0.09%
Tasty Bondco 1 SA 144A	6.25	5-15-2026	EUR	1,600,000	1,771,506
Food products: 0.26%
Danone SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +1.43%) ʊ±	1.75	3-23-2023	EUR	2,600,000	3,199,772
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	1,500,000	1,759,556
Household products: 0.11%
Energizer Gamma Acquisition BV 144A	4.63	7-15-2026	EUR	1,600,000	1,986,658
Tobacco: 0.36%
BAT International Finance plc	2.25	1-16-2030	EUR	5,250,000	6,915,001
					15,632,493
Energy: 0.35%
Oil, gas & consumable fuels: 0.35%
Eni SpA	1.13	9-19-2028	EUR	3,200,000	4,086,195
Total SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.78%) ±	3.88	12-29-2049	EUR	2,000,000	2,504,268
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  19

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Financials: 0.32%
Banks: 0.20%
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.82%) ʊ±	6.00%	7-18-2022	EUR	1,200,000	$ 1,500,983
Caixa Geral de Depositos SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +10.93%) ±	10.75	3-30-2022	EUR	1,800,000	2,361,171
Diversified financial services: 0.12%
LKQ European Holdings BV Company 144A	3.63	4-1-2026	EUR	1,800,000	2,204,368
					6,066,522
Health care: 0.18%
Pharmaceuticals: 0.18%
Takeda Pharmaceutical Company Limited	2.00	7-9-2040	EUR	2,750,000	3,537,501
Industrials: 0.32%
Commercial services & supplies: 0.08%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	1,200,000	1,459,009
Containers & packaging: 0.16%
Can-Pack SA 144A	2.38	11-1-2027	EUR	2,500,000	3,098,247
Electrical equipment: 0.08%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	1,300,000	1,639,099
					6,196,355
Real estate: 0.20%
Real estate management & development: 0.20%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	2,500,000	3,152,113
ATF Netherlands BV	1.50	7-15-2024	EUR	500,000	632,210
Total Foreign corporate bonds and notes (Cost $48,611,972)					52,749,133
Foreign government bonds: 1.60%
Brazil	10.00	1-1-2025	BRL	8,600,000	1,661,579
Brazil	10.00	1-1-2029	BRL	8,000,000	1,562,141
Brazil Government Bond ¤	0.00	1-1-2024	BRL	57,000,000	8,397,816
Hungary	1.00	11-26-2025	HUF	900,000,000	2,883,718
Malaysia Government Bond	3.88	3-14-2025	MYR	15,000,000	3,948,238
Malaysia Government Bond	3.96	9-15-2025	MYR	15,000,000	3,964,744
Mexico	3.75	2-21-2024	EUR	1,000,000	1,231,164
Mexico	4.75	4-27-2032	USD	3,615,000	4,068,683
Republic of Turkey	5.88	6-26-2031	USD	1,500,000	1,485,000
Ukraine 144A	7.38	9-25-2032	USD	1,200,000	1,233,662
Total Foreign government bonds (Cost $32,499,502)					30,436,745
Loans: 0.50%
Consumer discretionary: 0.04%
Hotels, restaurants & leisure: 0.04%
Carnival Corporation (1 Month LIBOR+7.50%) ±	8.50	6-30-2025		$815,900	845,819
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.10%
Oil, gas & consumable fuels: 0.10%
Apergy Corporation (3 Month LIBOR+5.00%) ±	6.00%	6-3-2027	$1,852,500	$ 1,882,603
Health care: 0.06%
Health care providers & services: 0.06%
Surgery Center Holdings Incorporated (1 Month LIBOR+3.25%) ±	4.25	9-3-2024	1,209,375	1,204,187
Industrials: 0.06%
Airlines: 0.06%
Mileage Plus Holdings LLC (3 Month LIBOR+5.25%) ±	6.25	6-25-2027	975,000	1,039,652
Information technology: 0.11%
Software: 0.11%
Sophia LP (3 Month LIBOR+3.75%) ±	1.00	10-7-2027	2,000,000	2,004,380
Materials: 0.13%
Paper & forest products: 0.13%
Vertical US Newco Incorporated (6 Month LIBOR+4.25%) ±	4.48	7-30-2027	2,493,750	2,513,077
Total Loans (Cost $9,398,492)				9,489,718
Municipal obligations: 0.88%
California: 0.19%
Airport revenue: 0.10%
San Jose CA Series B (AGM Insured)	6.60	3-1-2041	2,000,000	2,004,340
Transportation revenue: 0.09%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B (Ambac Insured)¤	0.00	10-1-2028	2,115,000	1,722,181
Illinois: 0.41%
GO revenue: 0.22%
Cook County IL Series B (BAM Insured)	6.36	11-15-2033	1,745,000	2,445,932
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured)¤	0.00	1-1-2025	1,820,000	1,725,069
				4,171,001
Tax revenue: 0.19%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	1,075,000	1,530,650
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 (AGM Insured)¤	0.00	6-15-2026	1,975,000	1,833,551
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.01	12-15-2051	765,000	258,509
				3,622,710
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  21

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 0.02%
Health revenue: 0.02%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00%	11-15-2025	$310,000	$ 309,985
Maryland: 0.04%
Education revenue: 0.04%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	720,000	722,290
Michigan: 0.05%
Miscellaneous revenue: 0.05%
Michigan Finance Authority Local Government Loan Program Project Series E	7.19	11-1-2022	855,000	921,904
Pennsylvania: 0.17%
Education revenue: 0.12%
Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	2,318,669
Health revenue: 0.05%
Quakertown PA General Authority U.S. Department of Agriculture Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	900,000	899,397
Total Municipal obligations (Cost $14,385,923)				16,692,477
Non-agency mortgage-backed securities: 13.08%
Agate Bay Mortgage Loan Trust Series 2015-3 Class B3 144A±±	3.61	4-25-2045	1,427,156	1,491,760
American Money Management Corporation Series 2014-14A Class A1R2 (3 Month LIBOR+1.02%)144A±	1.24	7-25-2029	8,570,000	8,571,380
American Money Management Corporation Series 2015-16A Class AR2 (3 Month LIBOR+0.98%)144A±	1.11	4-14-2029	5,000,000	5,000,735
American Money Management Corporation Series 2016-19A Class AR (3 Month LIBOR+1.14%)144A±	1.38	10-16-2028	2,750,000	2,750,652
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059	601,540	605,336
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	5,227,478	5,284,143
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	3,822,363	3,859,643
Avery Point CLO Limited Series 2015-7A Class AR2 (3 Month LIBOR+0.96%)144A±	1.20	1-15-2028	8,075,000	8,075,945
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	233,932	233,770
Benefit Street Partners CLO Limited Series 2016-10A Class A1R (3 Month LIBOR+1.14%)144A±	1.38	1-15-2029	3,500,000	3,500,000
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR+1.05%)144A±	1.23	11-20-2028	906,242	906,616
BlueMountain CLO Limited Series 2013-1A Class A1R2 (3 Month LIBOR+1.23%)144A±	1.45	1-20-2029	1,754,467	1,755,183
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	7,445,000	7,726,570
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	2,704,592	2,768,794
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
BX Trust Series 2019-OC11 Class A 144A	3.20%	12-9-2041	$4,975,000	$ 5,341,359
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	438,199	457,693
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,146,143
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR+0.80%)144A±	1.02	1-20-2028	2,239,752	2,240,341
Citigroup Commercial Mortgage Trust 2017-MDRA Class A 144A	3.66	7-10-2030	2,000,000	2,043,718
Colt Funding LLC Series 2020-1R Class A1 ±±	1.26	9-25-2065	2,295,168	2,306,741
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	295,009	293,559
Credit Suisse Mortgage Trust Series 2013-IVR2 Class B4 144A±±	3.40	4-25-2043	2,746,148	2,801,454
Credit Suisse Mortgage Trust Series 2021-AFC1 Class A2 144A±±	1.07	3-25-2056	9,088,500	9,088,334
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR+0.91%)144A±	1.15	12-31-2027	700,625	700,791
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR+1.17%)144A±	1.39	10-20-2028	3,145,050	3,145,871
CSMLT Trust Series 2015-1 Class B4 144A±±	3.83	5-25-2045	3,855,337	3,923,150
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR+1.03%)144A±	1.14	12-19-2030	582,684	583,737
Deephaven Residential Mortgage Series 2019-2A Class A1 144A±±	3.56	4-25-2059	1,035,662	1,039,789
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	1,642,702	1,661,976
Dryden Senior Loan Fund Series 2013-28A Class A2LR (3 Month LIBOR+1.65%)144A±	1.84	8-15-2030	4,000,000	4,003,004
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †±±	8.00	7-25-2027	15,908	2
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR+2.75%)144A±	2.87	1-25-2030	3,965,000	3,953,245
FWD Securitization Trust Series 2019-INV1 Class A3 144A±±	3.11	6-25-2049	2,907,833	3,018,012
GB Trust Series 2020-FlLIX (1 Month LIBOR+1.12%)144A±	1.23	8-15-2037	3,000,000	3,023,657
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	4,217,405	4,235,803
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	3,004,615	3,053,554
GCAT Series 2019-RPl1 Class A1 144A±±	2.65	10-25-2068	3,874,553	4,026,242
Gilbert Park CLO Series 2017-1A Class B (3 Month LIBOR+1.60%)144A±	1.84	10-15-2030	3,000,000	3,000,984
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.81	11-10-2052	500,000	500,907
Goldman Sachs Mortgage Securities Trust Series 2019-PJ2 Class A4 144A±±	4.00	11-25-2049	1,150,350	1,159,561
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	1,148,674	1,161,755
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR+1.00%)144A±	1.11	11-15-2036	2,416,198	2,416,198
Imperial Fund LLC Series 2020-NQM1 Class A1 144A±±	1.38	10-25-2055	2,185,004	2,193,508
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class ASB	2.38	10-15-2045	1,188,743	1,205,762
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-3 Class B4 144A±±	3.39	7-25-2043	3,616,907	3,589,434
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  23

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR+0.96%)144A±	1.07%	7-15-2036	$5,000,000	$ 4,996,985
JPMorgan Mortgage Trust Series 2014-2 Class B4 144A±±	3.41	6-25-2029	1,215,000	1,251,157
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A±±	3.50	6-25-2050	3,035,044	3,093,063
KKR Financial Holdings LLC (3 Month LIBOR+1.34%)144A±	1.58	4-15-2029	3,150,000	3,150,000
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR+1.13%)144A±	1.24	5-15-2028	1,442,458	1,442,909
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A♀±±	0.78	5-28-2040	42,263	0
Mello Warehouse Securitization Trust Series 2019-1 Class A (1 Month LIBOR+0.80%)144A±	0.92	6-25-2052	3,115,000	3,117,295
Mello Warehouse Securitization Trust Series 2019-1 Class E (1 Month LIBOR+2.35%)144A±	2.48	6-25-2052	4,000,000	4,001,432
Metlife Securitization Trust 2019-1A Class A1A 144A±±	3.75	4-25-2058	1,763,773	1,832,234
MF1 Limited Series 2020-FL3 Class A (1 Month LIBOR+2.05%)144A±	2.16	7-15-2035	3,700,000	3,739,326
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	3,626,907	3,624,994
Mill City Mortgage Trust Series 2019 Class M2 144A±±	3.25	7-25-2059	4,592,000	4,789,360
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	610,000	620,848
Morgan Stanley Capital I Series 2004-RR2 Class X 144A♀±±	0.35	10-28-2033	1,818	4
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1 144A±±	3.25	7-25-2059	5,000,000	5,219,579
Octagon Investment Partners Series 2017-1A Class A2R (3 Month LIBOR+1.45%)144A±	1.56	3-17-2030	8,205,000	8,205,591
Onslow Bay Financial LLC Series 2020 Class A21 144A±±	3.50	12-25-2049	2,513,165	2,561,502
OZLM Funding Limited Series 2014-8A Class A2RR (3 Month LIBOR+1.80%)144A±	2.02	10-17-2029	5,400,000	5,402,381
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR+0.97%)144A±	1.19	4-20-2027	1,839,888	1,840,370
Residential Mortgage Loan Trust Series 2020-1 Class M1 144A±±	3.24	2-25-2024	5,000,000	5,064,149
Residential Mortgage Loan Trust Series 2021-1R Class A2 144A♦±±	1.10	1-25-2065	3,500,000	3,500,000
Shellpoint Company Originator Trust Series 2016-1 Class B2 144A±±	3.61	11-25-2046	5,874,687	6,152,354
Sound Point CLO Limited Series 2013-2RA Class A1 (3 Month LIBOR+0.95%)144A±	1.19	4-15-2029	2,825,000	2,819,943
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR+1.55%)144A±	1.73	4-15-2030	10,340,000	10,343,236
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	1,660,038	1,684,794
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	2,169,657	2,211,519
Station Place Securitization Trust Series 2021-WL1 Class A (1 Month LIBOR+0.65%)144A±	0.78	1-26-2054	6,790,000	6,790,000
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
TCW Collateralized Loan Obligation Limited Series 2017-1A Class BR (3 Month LIBOR+1.55%)144A±	1.76%	7-29-2029	$5,545,000	$ 5,546,980
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR+0.90%)144A±	1.02	4-25-2048	1,541,853	1,547,469
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,252,149
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR+0.85%)144A±	0.96	2-15-2032	2,930,000	2,920,402
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	1,171,722	1,186,828
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	4,320,983	4,347,560
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	2,275,380	2,286,622
Voya CLO Limited Series 2015-2A Class AR (3 Month LIBOR+0.97%)144A±	1.19	7-23-2027	2,695,903	2,696,650
West CLO Limited Series 2014-2A Class A1 (3 Month LIBOR+0.87%)144A±	1.09	1-16-2027	346,444	346,523
Total Non-agency mortgage-backed securities (Cost $247,051,669)				249,433,019
U.S. Treasury securities: 11.08%
TIPS	0.13	7-15-2030	17,691,724	19,378,658
TIPS	0.13	1-15-2031	12,347,034	13,457,061
TIPS	1.38	2-15-2044	3,140,428	4,210,075
U.S. Treasury Bond	1.25	5-15-2050	2,855,000	2,305,636
U.S. Treasury Bond	1.63	11-15-2050	14,600,000	12,982,594
U.S. Treasury Bond	1.88	2-15-2051	33,580,000	31,796,063
U.S. Treasury Bond	2.25	8-15-2049	6,670,000	6,861,763
U.S. Treasury Bond	2.38	11-15-2049	2,105,000	2,224,557
U.S. Treasury Note	0.25	8-31-2025	1,535,000	1,509,157
U.S. Treasury Note	0.25	10-31-2025	25,475,000	24,996,349
U.S. Treasury Note	0.38	4-30-2025	13,685,000	13,587,174
U.S. Treasury Note	0.38	11-30-2025	29,525,000	29,106,345
U.S. Treasury Note	0.38	12-31-2025	6,135,000	6,041,537
U.S. Treasury Note	0.38	1-31-2026	30,390,000	29,896,163
U.S. Treasury Note	0.63	8-15-2030	650,000	606,836
U.S. Treasury Note	1.13	2-15-2031	12,565,000	12,256,765
Total U.S. Treasury securities (Cost $215,059,339)				211,216,733
Yankee corporate bonds and notes: 12.74%
Communication services: 0.83%
Diversified telecommunication services: 0.09%
Telefonica Emisiones SAU	5.21	3-8-2047	1,485,000	1,795,895
Interactive media & services: 0.43%
Baidu Incorporated	2.38	10-9-2030	5,000,000	4,911,503
Tencent Holdings Limited 144A	3.98	4-11-2029	3,000,000	3,331,352
				8,242,855
Media: 0.06%
WPP Finance Limited 2010	3.75	9-19-2024	1,054,000	1,158,894
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  25

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wireless telecommunication services: 0.25%
NTT Finance Corporation 144A%%	0.58%	3-1-2024	$4,690,000	$ 4,685,934
Consumer discretionary: 0.59%
Automobiles: 0.17%
Nissan Motor Company 144A	4.81	9-17-2030	2,961,000	3,304,670
Internet & direct marketing retail: 0.42%
Alibaba Group Holding Limited	3.25	2-9-2061	3,835,000	3,673,168
Prosus NV 144A	3.83	2-8-2051	3,000,000	2,724,354
Prosus NV 144A	4.03	8-3-2050	1,565,000	1,506,974
				7,904,496
Consumer staples: 0.31%
Beverages: 0.08%
Fomento Economico SA	3.50	1-16-2050	1,580,000	1,608,440
Tobacco: 0.23%
Imperial Brands Finance plc 144A	3.50	7-26-2026	4,055,000	4,381,969
Energy: 1.62%
Oil, gas & consumable fuels: 1.62%
Aker BP ASA 144A	4.75	6-15-2024	6,255,000	6,462,233
Baytex Energy Corporation 144A	5.63	6-1-2024	2,000,000	1,840,000
BP Capital Markets plc (5 Year Treasury Constant Maturity+4.40%) ʊ±	4.88	12-24-2029	4,950,000	5,313,825
Comision Federal de Electricidad 144A«	3.35	2-9-2031	4,085,000	4,022,704
Comision Federal de Electricidad 144A	4.75	2-23-2027	1,140,000	1,261,125
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	4,995,000	4,939,228
Northriver Midstream Finance LP 144A	5.63	2-15-2026	1,050,000	1,088,063
Saudi Arabian Oil Company 144A	2.25	11-24-2030	3,660,000	3,591,918
Total Capital International SA	2.99	6-29-2041	2,265,000	2,281,459
				30,800,555
Financials: 6.90%
Banks: 3.64%
ABN AMRO Bank NV 144A	4.75	7-28-2025	1,800,000	2,036,700
Banco Bradesco 144A	2.85	1-27-2023	3,205,000	3,264,325
Banco de Bogota SA 144A	6.25	5-12-2026	1,400,000	1,597,750
Banco del Estado de Chile 144A	2.70	1-9-2025	4,165,000	4,403,440
Banco do Brasil SA 144A	4.63	1-15-2025	1,615,000	1,748,238
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%) 144A±	4.88	1-29-2031	1,500,000	1,530,000
Banco Internacional del Peru 144A	3.25	10-4-2026	1,600,000	1,694,240
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.97%) 144Aʊ±	6.75	9-27-2024	1,565,000	1,664,769
Banco Safra SA 144A	4.13	2-8-2023	1,695,000	1,759,664
Banco Santander Mexico (5 Year Treasury Constant Maturity+3.00%) 144A±	5.95	10-1-2028	1,700,000	1,851,351
Banistmo SA 144A	4.25	7-31-2027	4,570,000	4,808,234
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	2,520,000	2,821,871
Barclays Bank plc (1 Year Treasury Constant Maturity+0.80%) ±	1.01	12-10-2024	3,710,000	3,728,992
BNP Paribas (U.S. SOFR+1.00%) 144A±	1.32	1-13-2027	5,455,000	5,403,207
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,953,497
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
BPCE SA (U.S. SOFR+1.31%) 144A±	2.28%	1-20-2032	$7,000,000	$ 6,951,876
Danske Bank 144A	5.38	1-12-2024	1,705,000	1,916,482
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year+2.55%) ±	4.88	12-1-2032	1,750,000	1,862,000
Itau Unibanco Holding SA 144A	3.25	1-24-2025	3,510,000	3,641,625
Macquire Bank Limited (5 Year Treasury Constant Maturity+1.70%) 144A±%%	3.05	3-3-2036	7,875,000	7,817,733
Perrigo Finance plc	4.90	12-15-2044	1,500,000	1,558,067
Unicredit SpA (5 Year Treasury Constant Maturity+4.75%) 144A±	5.46	6-30-2035	3,000,000	3,242,319
Westpac Banking Corporation	2.96	11-16-2040	2,160,000	2,139,194
				69,395,574
Capital markets: 0.59%
Credit Suisse Group AG (U.S. SOFR+0.98%) 144A±	1.31	2-2-2027	3,000,000	2,957,295
Credit Suisse Group AG (5 Year Treasury Constant Maturity+4.89%) 144Aʊ±	5.25	2-11-2027	3,500,000	3,718,750
Credit Suisse Group Funding Limited (3 Month LIBOR+1.20%) 144A±	3.00	12-14-2023	1,485,000	1,548,870
UBS Group Funding Switzerland AG 144A	3.49	5-23-2023	1,165,000	1,207,834
UBS Group Funding Switzerland AG (USD Swap Semi Annual (vs. 6 Month LIBOR) 5 Year+4.87%) ±	7.00	12-29-2049	1,650,000	1,889,250
				11,321,999
Consumer finance: 0.25%
Credito Real SAB de CV 144A	8.00	1-21-2028	2,000,000	2,102,579
Nissan Motor Acceptance Corporation 144A	2.65	7-13-2022	1,843,000	1,884,511
Unifin Financiera SAB de CV 144A	9.88	1-28-2029	800,000	838,000
				4,825,090
Diversified financial services: 0.98%
Avolon Holdings Funding Limited 144A	2.75	2-21-2028	2,000,000	1,911,354
Avolon Holdings Funding Limited 144A	5.50	1-15-2026	2,515,000	2,783,299
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,614,375
Brookfield Finance Incorporated	3.50	3-30-2051	2,865,000	2,864,074
Corporacion Financiera de Desarrollo SA (3 Month LIBOR+5.61%) 144A±	5.25	7-15-2029	1,185,000	1,288,688
DAE Funding LLC 144A	3.38	3-20-2028	3,205,000	3,244,101
GE Capital International Funding Company	4.42	11-15-2035	3,535,000	4,037,106
				18,742,997
Insurance: 1.29%
AIA Group Limited 144A	3.38	4-7-2030	5,640,000	6,163,377
Fairfax Financial Holdings Limited	4.85	4-17-2028	2,780,000	3,105,983
Fairfax Financial Holdings Limited	4.63	4-29-2030	4,700,000	5,189,486
Nippon Life Insurance (5 Year Treasury Constant Maturity+2.65%) 144A±	2.75	1-21-2051	4,595,000	4,556,461
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,827,435
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity+3.58%) 144A±	5.00	4-2-2049	1,600,000	1,833,600
Validus Holdings Limited	8.88	1-26-2040	1,210,000	1,926,006
				24,602,348
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  27

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Thrifts & mortgage finance: 0.15%
Nationwide Building Society (USD ICE Swap Rate 11:00am NY 5 Year+1.85%) 144A±	4.13%	10-18-2032	$2,500,000	$ 2,759,063
Health care: 0.04%
Pharmaceuticals: 0.04%
Teva Pharmaceutical Finance BV	2.80	7-21-2023	800,000	784,000
Industrials: 0.83%
Aerospace & defense: 0.16%
Bombardier Incorporated 144A	7.88	4-15-2027	3,500,000	3,141,950
Paper & forest products: 0.06%
Suzano Austria GmbH	3.75	1-15-2031	1,000,000	1,056,200
Professional services: 0.58%
IHS Markit Limited	4.25	5-1-2029	9,600,000	11,046,720
Transportation infrastructure: 0.03%
Mexico City Airport Trust 144A	5.50	7-31-2047	570,000	536,228
Information technology: 0.67%
Communications equipment: 0.47%
Ericsson LM	4.13	5-15-2022	8,699,000	9,006,727
Semiconductors & semiconductor equipment: 0.20%
SK Hynix Incorporated 144A	2.38	1-19-2031	3,820,000	3,729,871
Materials: 0.72%
Chemicals: 0.72%
Orbia Advance Corporation SAB 144A	4.88	9-19-2022	5,040,000	5,327,280
Syngenta Finance NV 144A	4.44	4-24-2023	8,000,000	8,374,682
				13,701,962
Utilities: 0.23%
Electric utilities: 0.23%
Electricite de France SA 144A	4.95	10-13-2045	1,130,000	1,385,718
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	3,016,660
				4,402,378
Total Yankee corporate bonds and notes (Cost $235,961,544)				242,936,815
Yankee government bonds: 0.86%
Bermuda 144A	3.38	8-20-2050	1,455,000	1,455,000
Bermuda 144A	3.72	1-25-2027	410,000	449,467
Dominican Republic 144A	4.50	1-30-2030	1,000,000	1,010,000
Dominican Republic 144A	4.88	9-23-2032	1,800,000	1,827,000
Provincia de Cordoba 144A	6.98	12-10-2025	1,781,310	1,243,889
Provincia de Santa Fe 144A	7.00	3-23-2023	2,000,000	1,560,020
Republic of Argentina	0.13	7-9-2030	1,703,981	616,841
Republic of Argentina	1.00	7-9-2029	206,310	81,286
Republic of Argentina	5.00	7-9-2035	1,817,118	578,752
Republic of Kenya 144A	8.25	2-28-2048	750,000	827,895
Republic of Paraguay 144A	5.40	3-30-2050	1,750,000	2,013,393
Republic of Senegal 144A	6.25	5-23-2033	750,000	797,538
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Saudi Arabia 144A	4.50%	4-22-2060	$1,870,000	$ 2,114,334
Sultanate of Oman 144A	6.25	1-25-2031	1,700,000	1,789,250
Total Yankee government bonds (Cost $16,997,086)				16,364,665

		Yield	Shares
Short-term investments: 14.44%
Commercial paper: 1.57%
Intesa Sanpaolo Funding LLC ☼		0.17	15,000,000	14,996,501
Walgreens Boots Alliance 144A☼		0.10	15,000,000	14,995,200
				29,991,701
Investment companies: 5.79%
Securities Lending Cash Investments LLC ♠∩∞		0.05	6,037,335	6,037,335
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	104,340,787	104,340,787
				110,378,122
U.S. Treasury securities: 7.08%
U.S. Cash Management Bill ☼		0.01	20,000,000	19,998,812
U.S. Treasury Bill ☼		0.01	30,000,000	29,999,644
U.S. Treasury Bill ☼		0.01	20,000,000	19,997,250
U.S. Treasury Bill ☼		0.01	20,000,000	19,994,808
U.S. Treasury Bill ☼		0.03	45,000,000	44,999,973
				134,990,487
Total Short-term investments (Cost $275,361,583)				275,360,310
Total investments in securities (Cost $2,014,144,231)	107.50%			2,049,614,295
Other assets and liabilities, net	(7.50)			(142,927,693)
Total net assets	100.00%			$1,906,686,602

±	Variable rate investment. The rate shown is the rate in effect at period end.
♀	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  29

Portfolio of investments—February 28, 2021 (unaudited)
Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
BRL	Brazilian real
CAB	Capital appreciation bond
EUR	Euro
EURIBOR	Euro Interbank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HUF	Hungarian forint
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury inflation-protected securities
TVA	Tennessee Valley Authority
USD	United States Dollar
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 263,640	$406,578,555	$(400,804,860)	$0	$0	$ 6,037,335		6,037,335	$ 7,767#
Wells Fargo Government Money Market Fund Select Class	94,304,438	733,721,668	(723,685,319)	0	0	104,340,787		104,340,787	24,571
				$0	$0	$110,378,122	5.79%		$32,338

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Core Plus Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	339	6-21-2021	$ 45,257,678	$ 44,991,656	$ 0	$ (266,022)
U.S. Long Term Bonds	110	6-21-2021	17,670,172	17,514,063	0	(156,109)
U.S. Ultra Bond	189	6-21-2021	35,969,933	35,732,813	0	(237,120)
2-Year U.S. Treasury Notes	1,122	6-30-2021	247,911,195	247,699,032	0	(212,163)
5-Year U.S. Treasury Notes	185	6-30-2021	23,125,288	22,934,219	0	(191,069)
Short
Euro-BOBL Futures	(135)	3-8-2021	(21,994,043)	(21,860,706)	133,337	0
Euro-Bund Futures	(230)	3-8-2021	(49,093,311)	(48,119,651)	973,660	0
Euro-Schatz Futures	(67)	3-8-2021	(9,078,498)	(9,067,698)	10,800	0
10-Year Ultra Futures	(277)	6-21-2021	(41,034,482)	(40,814,219)	220,263	0
					$1,338,060	$(1,062,483)
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
2,085,994,820 JPY	20,177,105 USD	Citibank	3-31-2021	$ 0	$ (601,040)
57,164,222 USD	47,109,985 EUR	Citibank	3-31-2021	284,813	0
1,300,000 EUR	1,576,066 USD	Citibank	3-31-2021	0	(6,478)
6,482,201 AUD	5,000,000 USD	Citibank	3-31-2021	0	(11,684)
6,365,880 CAD	5,000,000 USD	Citibank	3-31-2021	2,682	0
11,145,064 USD	9,250,000 EUR	Citibank	3-31-2021	0	(23,152)
5,009,297 USD	6,365,880 CAD	Citibank	3-31-2021	6,615	0
6,400,000 CAD	4,136,291 EUR	Citibank	3-31-2021	35,443	0
6,500,000 AUD	4,135,791 EUR	Citibank	3-31-2021	8,563	0
5,022,215 USD	6,482,201 AUD	Citibank	3-31-2021	33,899	0
20,092,673 USD	2,085,994,820 JPY	Citibank	3-31-2021	516,608	0
3,987,588 USD	3,250,000 EUR	Citibank	3-31-2021	63,619	0
				$952,242	$(642,354)
Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit iTraxx Europe Crossover	5.00%	Quarterly	12-20-2024	EUR	3,786,680	$458,398	$(37,112)	$495,510	$0
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  31

Statement of assets and liabilities—February 28, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $5,914,804 of securities loaned), at value (cost $1,903,766,109)	$ 1,939,236,173
Investments in affiliated securites, at value (cost $110,378,122)	110,378,122
Cash due from broker	2,872,600
Cash at broker segregated for forward foreign currency contracts	500,010
Segregated cash for swap contracts	336,175
Receivable for investments sold	32,878,046
Receivable for Fund shares sold	14,912,645
Receivable for interest	9,814,767
Segregated cash for futures contracts	4,720,114
Unrealized gains on forward foreign currency contracts	952,242
Receivable for daily variation margin on open futures contracts	608,895
Foreign currency, at value (cost $48,839)	48,503
Receivable for securities lending income, net	3,289
Principal paydown receivable	40
Prepaid expenses and other assets	181,194
Total assets	2,117,442,815
Liabilities
Payable for when-issued transactions	155,825,828
Payable for investments purchased	42,405,876
Payable upon receipt of securities loaned	6,037,335
Payable for Fund shares redeemed	4,665,957
Unrealized losses on forward foreign currency contracts	642,354
Overdraft due to custodian bank	468,610
Management fee payable	427,225
Administration fees payable	133,863
Distribution fee payable	20,734
Payable for daily variation margin on centrally cleared swaps	11,326
Trustees’ fees and expenses payable	2,064
Accrued expenses and other liabilities	115,041
Total liabilities	210,756,213
Total net assets	$1,906,686,602
Net assets consist of
Paid-in capital	$ 1,866,831,828
Total distributable earnings	39,854,774
Total net assets	$1,906,686,602
Computation of net asset value and offering price per share
Net assets – Class A	$ 283,868,710
Shares outstanding – Class A1	21,264,779
Net asset value per share – Class A	$13.35
Maximum offering price per share – Class A2	$13.98
Net assets – Class C	$ 36,226,965
Shares outstanding – Class C1	2,716,048
Net asset value per share – Class C	$13.34
Net assets – Class R6	$ 79,033,412
Shares outstanding – Class R6[1]	5,911,818
Net asset value per share – Class R6	$13.37
Net assets – Administrator Class	$ 109,744,432
Shares outstanding – Administrator Class[1]	8,237,111
Net asset value per share – Administrator Class	$13.32
Net assets – Institutional Class	$ 1,397,813,083
Shares outstanding – Institutional Class[1]	104,592,739
Net asset value per share – Institutional Class	$13.36
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Core Plus Bond Fund

Statement of assets and liabilities—February 28, 2021 (unaudited)
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  33

Statement of operations—six months ended February 28, 2021 (unaudited)

Investment income
Interest	$ 20,759,650
Dividends	1,320,407
Income from affiliated securities	58,153
Total investment income	22,138,210
Expenses
Management fee	3,381,395
Administration fees
Class A	211,837
Class C	25,541
Class R6	11,657
Administrator Class	48,165
Institutional Class	450,780
Shareholder servicing fees
Class A	330,770
Class C	39,908
Administrator Class	120,412
Distribution fee
Class C	119,723
Custody and accounting fees	29,528
Professional fees	39,917
Registration fees	61,417
Shareholder report expenses	38,378
Trustees’ fees and expenses	9,557
Other fees and expenses	17,347
Total expenses	4,936,332
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,021,486)
Class A	(19,509)
Class C	(3)
Administrator Class	(23,585)
Net expenses	3,871,749
Net investment income	18,266,461
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	10,244,082
Forward foreign currency contracts	(2,787,010)
Futures contracts	(6,772,002)
Swap contracts	(22,829)
Net realized gains on investments	662,241
Net change in unrealized gains (losses) on
Unaffiliated securities	(11,458,975)
Forward foreign currency contracts	2,348,009
Futures contracts	1,374,436
Swap contracts	79,837
Net change in unrealized gains (losses) on investments	(7,656,693)
Net realized and unrealized gains (losses) on investments	(6,994,452)
Net increase in net assets resulting from operations	$ 11,272,009
The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Core Plus Bond Fund

Statement of changes in net assets

	Six months ended February 28, 2021 (unaudited)		Year ended August 31, 2020
Operations
Net investment income		$ 18,266,461		$ 30,099,430
Net realized gains on investments		662,241		48,260,799
Net change in unrealized gains (losses) on investments		(7,656,693)		13,371,709
Net increase in net assets resulting from operations		11,272,009		91,731,938
Distributions to shareholders from
Net investment income and net realized gains
Class A		(10,478,122)		(8,171,769)
Class C		(1,142,293)		(549,882)
Class R6		(3,180,266)		(2,452,657)
Administrator Class		(3,900,187)		(2,263,862)
Institutional Class		(47,337,523)		(23,463,205)
Total distributions to shareholders		(66,038,391)		(36,901,375)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,814,500	51,996,105	3,415,044	45,155,629
Class C	915,082	12,482,841	1,052,336	13,908,235
Class R6	1,243,512	16,963,304	1,642,751	21,915,029
Administrator Class	3,016,961	41,062,549	2,516,024	33,041,254
Institutional Class	52,490,998	717,353,656	45,235,915	595,518,013
		839,858,455		709,538,160
Reinvestment of distributions
Class A	718,850	9,743,570	579,700	7,576,693
Class C	78,654	1,064,770	37,616	492,207
Class R6	191,357	2,598,388	151,605	1,988,286
Administrator Class	287,964	3,894,480	173,041	2,259,572
Institutional Class	3,184,568	43,214,802	1,533,691	20,105,074
		60,516,010		32,421,832
Payment for shares redeemed
Class A	(2,461,417)	(33,599,418)	(3,579,677)	(46,707,885)
Class C	(336,647)	(4,600,321)	(420,883)	(5,548,980)
Class R6	(1,558,811)	(21,324,453)	(526,084)	(6,893,021)
Administrator Class	(893,803)	(12,183,628)	(1,247,359)	(16,107,146)
Institutional Class	(11,723,476)	(159,443,154)	(26,157,510)	(337,958,968)
		(231,150,974)		(413,216,000)
Net increase in net assets resulting from capital share transactions		669,223,491		328,743,992
Total increase in net assets		614,457,109		383,574,555
Net assets
Beginning of period		1,292,229,493		908,654,938
End of period		$1,906,686,602		$1,292,229,493
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  35

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.77	$13.09	$12.27	$12.71	$12.70	$12.14
Net investment income	0.13	0.34	0.37	0.34	0.36 [1]	0.33
Net realized and unrealized gains (losses) on investments	(0.01)	0.77	0.80	(0.45)	(0.01)	0.60
Total from investment operations	0.12	1.11	1.17	(0.11)	0.35	0.93
Distributions to shareholders from
Net investment income	(0.16)	(0.36)	(0.35)	(0.33)	(0.33)	(0.33)
Net realized gains	(0.38)	(0.07)	0.00	0.00	(0.01)	(0.04)
Total distributions to shareholders	(0.54)	(0.43)	(0.35)	(0.33)	(0.34)	(0.37)
Net asset value, end of period	$13.35	$13.77	$13.09	$12.27	$12.71	$12.70
Total return[2]	0.86%	8.72%	9.74%	(0.84)%	2.78%	7.78%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.88%	0.91%	0.92%	0.93%	0.93%
Net expenses	0.72%	0.72%	0.73%	0.73%	0.76%	0.84%
Net investment income	2.08%	2.60%	2.99%	2.63%	2.88%	2.76%
Supplemental data
Portfolio turnover rate	86%	130%	89%	148%	199%	288%
Net assets, end of period (000s omitted)	$283,869	$264,366	$245,879	$229,688	$255,668	$349,852

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Core Plus Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.77	$13.09	$12.26	$12.71	$12.70	$12.14
Net investment income	0.08	0.23	0.28	0.23	0.26	0.24 [1]
Net realized and unrealized gains (losses) on investments	(0.02)	0.78	0.81	(0.44)	(0.01)	0.59
Total from investment operations	0.06	1.01	1.09	(0.21)	0.25	0.83
Distributions to shareholders from
Net investment income	(0.11)	(0.26)	(0.26)	(0.24)	(0.23)	(0.23)
Net realized gains	(0.38)	(0.07)	0.00	0.00	(0.01)	(0.04)
Total distributions to shareholders	(0.49)	(0.33)	(0.26)	(0.24)	(0.24)	(0.27)
Net asset value, end of period	$13.34	$13.77	$13.09	$12.26	$12.71	$12.70
Total return[2]	0.42%	7.85%	8.91%	(1.66)%	2.01%	6.99%
Ratios to average net assets (annualized)
Gross expenses	1.61%	1.63%	1.66%	1.67%	1.68%	1.68%
Net expenses	1.48%	1.48%	1.48%	1.48%	1.51%	1.59%
Net investment income	1.30%	1.85%	2.25%	1.89%	2.12%	2.00%
Supplemental data
Portfolio turnover rate	86%	130%	89%	148%	199%	288%
Net assets, end of period (000s omitted)	$36,227	$28,342	$18,195	$20,550	$19,036	$21,216

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  37

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class R6	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$13.79	$13.11	$12.28	$12.73	$12.59
Net investment income	0.17	0.39 [2]	0.41	0.39	0.33 [2]
Net realized and unrealized gains (losses) on investments	(0.03)	0.77	0.82	(0.46)	0.12
Total from investment operations	0.14	1.16	1.23	(0.07)	0.45
Distributions to shareholders from
Net investment income	(0.18)	(0.41)	(0.40)	(0.38)	(0.30)
Net realized gains	(0.38)	(0.07)	0.00	0.00	(0.01)
Total distributions to shareholders	(0.56)	(0.48)	(0.40)	(0.38)	(0.31)
Net asset value, end of period	$13.37	$13.79	$13.11	$12.28	$12.73
Total return[3]	1.04%	9.10%	10.14%	(0.55)%	3.64%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.50%	0.53%	0.54%	0.55%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.45%	2.98%	3.36%	3.05%	3.12%
Supplemental data
Portfolio turnover rate	86%	130%	89%	148%	199%
Net assets, end of period (000s omitted)	$79,033	$83,260	$62,522	$45,159	$31,451

[1]	For the period from October 31, 2016 (commencement of class operations) to August 31, 2017
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Core Plus Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.75	$13.07	$12.25	$12.69	$12.68	$12.12
Net investment income	0.14	0.35	0.38	0.35	0.37	0.34
Net realized and unrealized gains (losses) on investments	(0.03)	0.77	0.81	(0.44)	(0.01)	0.60
Total from investment operations	0.11	1.12	1.19	(0.09)	0.36	0.94
Distributions to shareholders from
Net investment income	(0.16)	(0.37)	(0.37)	(0.35)	(0.34)	(0.34)
Net realized gains	(0.38)	(0.07)	0.00	0.00	(0.01)	(0.04)
Total distributions to shareholders	(0.54)	(0.44)	(0.37)	(0.35)	(0.35)	(0.38)
Net asset value, end of period	$13.32	$13.75	$13.07	$12.25	$12.69	$12.68
Total return[1]	0.83%	8.85%	9.88%	(0.74)%	2.90%	7.92%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.82%	0.85%	0.86%	0.87%	0.87%
Net expenses	0.62%	0.62%	0.62%	0.62%	0.66%	0.72%
Net investment income	2.15%	2.71%	3.07%	2.74%	2.97%	2.84%
Supplemental data
Portfolio turnover rate	86%	130%	89%	148%	199%	288%
Net assets, end of period (000s omitted)	$109,744	$80,099	$57,316	$32,241	$41,806	$71,133

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Core Plus Bond Fund  |  39

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.79	$13.11	$12.28	$12.72	$12.71	$12.15
Net investment income	0.18	0.38	0.39	0.37 [1]	0.38	0.36
Net realized and unrealized gains (losses) on investments	(0.05)	0.77	0.83	(0.44)	0.01	0.60
Total from investment operations	0.13	1.15	1.22	(0.07)	0.39	0.96
Distributions to shareholders from
Net investment income	(0.18)	(0.40)	(0.39)	(0.37)	(0.37)	(0.36)
Net realized gains	(0.38)	(0.07)	0.00	0.00	(0.01)	(0.04)
Total distributions to shareholders	(0.56)	(0.47)	(0.39)	(0.37)	(0.38)	(0.40)
Net asset value, end of period	$13.36	$13.79	$13.11	$12.28	$12.72	$12.71
Total return[2]	0.94%	9.05%	10.17%	(0.52)%	3.10%	8.05%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.55%	0.58%	0.59%	0.60%	0.60%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.44%	0.58%
Net investment income	2.36%	2.92%	3.29%	3.00%	3.17%	3.04%
Supplemental data
Portfolio turnover rate	86%	130%	89%	148%	199%	288%
Net assets, end of period (000s omitted)	$1,397,813	$836,162	$524,743	$264,292	$163,387	$79,687

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Core Plus Bond Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Core Plus Bond Fund (the “Fund”) which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and sub-advisory agreement. The Fund's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the

Wells Fargo Core Plus Bond Fund  |  41

Notes to financial statements (unaudited)
authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward

42  |  Wells Fargo Core Plus Bond Fund

Notes to financial statements (unaudited)
foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the OTC market (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the [Fund/Portfolio] will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the FundFund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the [Fund/Portfolio] could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

Wells Fargo Core Plus Bond Fund  |  43

Notes to financial statements (unaudited)
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $2,011,297,826 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 59,871,044
Gross unrealized losses	(20,473,600)
Net unrealized gains	$ 39,397,444
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

44  |  Wells Fargo Core Plus Bond Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 289,214,197	$ 0	$ 289,214,197
Asset-backed securities	0	154,900,938	0	154,900,938
Common stocks
Energy	2,619,486	0	0	2,619,486
Corporate bonds and notes	0	479,220,767	0	479,220,767
Exchange-traded funds	18,979,292	0	0	18,979,292
Foreign corporate bonds and notes	0	52,749,133	0	52,749,133
Foreign government bonds	0	30,436,745	0	30,436,745
Loans	0	7,607,115	1,882,603	9,489,718
Municipal obligations	0	16,692,477	0	16,692,477
Non-agency mortgage-backed securities	0	249,433,019	0	249,433,019
U.S. Treasury securities	211,216,733	0	0	211,216,733
Yankee corporate bonds and notes	0	242,936,815	0	242,936,815
Yankee government bonds	0	16,364,665	0	16,364,665
Short-term investments
Commercial paper	0	29,991,701	0	29,991,701
Investment companies	110,378,122	0	0	110,378,122
U.S. Treasury securities	0	134,990,487	0	134,990,487
	343,193,633	1,704,538,059	1,882,603	2,049,614,295
Futures contracts	1,338,060	0	0	1,338,060
Forward foreign currency contracts	0	952,242	0	952,242
Swap	0	495,510	0	495,510
Total assets	$344,531,693	$1,705,985,811	$1,882,603	$2,052,400,107
Liabilities
Forward foreign currency contracts	$ 0	$ 642,354	$ 0	$ 642,354
Futures contracts	1,062,483	0	0	1,062,483
Total liabilities	$ 1,062,483	$ 642,354	$ 0	$ 1,704,837
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

Wells Fargo Core Plus Bond Fund  |  45

Notes to financial statements (unaudited)
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the six months ended February 28, 2021, the management fee was equivalent to an annual rate of 0.42% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration

46  |  Wells Fargo Core Plus Bond Fund

Notes to financial statements (unaudited)
date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.73%
Class C	1.48
Class R6	0.35
Administrator Class	0.62
Institutional Class	0.40
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2021, Funds Distributor received $17,342 from the sale of Class A shares and $568 in contingent deferred sales charges from redemptions of Class C shares. Funds Distributor did not receive any contingent deferred sales charges from Class A for the six months ended February 28, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,220,404,276	$710,480,637	$970,811,731	$306,259,610
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.

Wells Fargo Core Plus Bond Fund  |  47

Notes to financial statements (unaudited)
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 28, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Barclays Capital Incorporated	$ 26,758	$ (26,758)	$0
Credit Suisse Securities (USA) LLC	1,672,228	(1,672,228)	0
JPMorgan Securities LLC	578,562	(578,562)	0
Morgan Stanley & Company LLC	3,637,256	(3,637,256)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2021, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into credit default swap contracts to hedge risks and/or enhance total returns.
The volume of the Fund's derivative activity during the six months ended February 28, 2021 was as follows:
Futures contracts
Average notional balance on long futures	$389,609,615
Average notional balance on short futures	122,890,673
Forward foreign currency contracts
Average contract amounts to buy	$ 7,625,529
Average contract amounts to sell	10,443,929
Swap contracts
Average notional balance	$ 7,891,004
The Fund's swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of February 28, 2021 by risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 1,338,060*	Unrealized losses on futures contracts	$ 1,062,483*
Foreign currency risk	Unrealized gains on forwards foreign currency contracts	952,242	Unrealized losses on forwards foreign currency contracts	642,354
Credit risk	Net unrealized gains on swap contracts	495,510 *	Net unrealized losses on swap contracts	0 *
		$2,785,812		$1,704,837
* Amount represents the cumulative unrealized gains (losses) as reported in the tables following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of February 28, 2021 is reported separately on the Statement of Assets and Liabilities.

48  |  Wells Fargo Core Plus Bond Fund

Notes to financial statements (unaudited)
The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2021 was as follows for the Fund:
	Amount of realized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate risk	$ (6,772,002)	$ 0	$ 0	$ (6,772,002)
Foreign currency risk	0	(2,787,010)	0	(2,787,010)
Credit risk	0	0	(22,829)	(22,829)
	$(6,772,002)	$(2,787,010)	$(22,829)	$(9,581,841)

	Change in unrealized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Interest rate risk	$ 1,374,436	$ 0	$ 0	$ 1,374,436
Foreign currency risk	0	2,348,009	0	2,348,009
Credit risk	0	0	79,837	79,837
	$1,374,436	$2,348,009	$79,837	$3,802,282
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Citibank	$952,242	$642,354	$309,888	$0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Citibank	$642,354	$642,354	$0	$0
8. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

Wells Fargo Core Plus Bond Fund  |  49

Notes to financial statements (unaudited)
on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended February 28, 2021, there were no borrowings by the Fund under the agreement.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

50  |  Wells Fargo Core Plus Bond Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Core Plus Bond Fund  |  51

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

52  |  Wells Fargo Core Plus Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Core Plus Bond Fund  |  53

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

54  |  Wells Fargo Core Plus Bond Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0321-00291 04-21
SA219/SAR219 02-21

Semi-Annual Report
February 28, 2021
Wells Fargo
Government Securities Fund

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The views expressed and any forward-looking statements are as of February 28, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Government Securities Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Government Securities Fund for the six-month period that ended February 28, 2021. Global stocks showed robust returns, as the global economy began emerging from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also had positive returns, led by high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.74%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 16.65%, while the MSCI EM Index (Net),3 had even stronger performance, with a 22.32% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned (1.55)%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 1.41%, and the Bloomberg Barclays Municipal Bond Index,6 returned 0.86% while the ICE BofA U.S. High Yield Index,7 gained 6.14%.
Hope drove the stock markets to new highs.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter gross domestic product growth.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Government Securities Fund

Letter to shareholders (unaudited)
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February 2020. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January's expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher growth and inflation expectations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”
“February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Government Securities Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Government Securities Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Christopher Y. Kauffman, CFA®‡, Jay N. Mueller, CFA®‡, Michal Stanczyk

Average annual total returns (%) as of February 28, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SGVDX)	8-31-1999	-3.17	1.52	2.20	1.39	2.46	2.67	0.91	0.86
Class C (WGSCX)	12-26-2002	-0.38	1.70	1.90	0.62	1.70	1.90	1.66	1.61
Administrator Class (WGSDX)	4-8-2005	–	–	–	1.50	2.66	2.88	0.85	0.65
Institutional Class (SGVIX)	8-31-1999	–	–	–	1.67	2.84	3.05	0.58	0.49
Bloomberg Barclays U.S. Aggregate ex Credit Index[3]	–	–	–	–	0.70	2.66	2.98	–	–
Bloomberg Barclays U.S. Government Intermediate Bond Index[4]	–	–	–	–	1.50	2.25	2.34	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.85% for Class A, 1.60% for Class C, 0.64% for Administrator Class and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The Bloomberg Barclays U.S. Aggregate ex Credit Index is composed of the Bloomberg Barclays U.S. Government Index and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.
[4]	The Bloomberg Barclays Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. government securities with maturities in the one to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Wells Fargo Government Securities Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Wells Fargo Government Securities Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2021[1]
FNMA, 2.50%, 7-25-2050	8.16
FNMA, 2.00%, 3-11-2051	4.28
State of Israel, 5.50%, 12-4-2023	2.90
Resolution Funding Corporation STRIPS, 0.00%, 2-15-2039	2.03
U.S. Treasury Note, 0.50%, 2-28-2026	2.02
Resolution Funding Corporation STRIPS, 0.00%, 1-15-2030	2.01
FNMA, 3.00%, 12-1-2045	1.80
FNMA, 6.63%, 11-15-2030	1.72
U.S. Treasury Bond, 1.38%, 11-15-2040	1.65
TVA, 4.63%, 9-15-2060	1.55
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Wells Fargo Government Securities Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2020 to February 28, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2020	Ending account value 2-28-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 991.05	$4.15	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class C
Actual	$1,000.00	$ 987.29	$7.88	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$8.00	1.60%
Administrator Class
Actual	$1,000.00	$ 992.02	$3.16	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%
Institutional Class
Actual	$1,000.00	$ 992.80	$2.37	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Government Securities Fund  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 77.92%
FHLB	3.00%	8-1-2050	$4,992,573	$ 5,261,624
FHLB	5.63	3-14-2036	6,020,000	9,013,223
FHLMC ¤	0.00	3-15-2031	12,190,000	10,307,426
FHLMC ¤	0.00	11-15-2038	1,575,000	1,073,483
FHLMC (12 Month LIBOR +1.91%) ±	2.41	9-1-2031	2,806	2,803
FHLMC (12 Month LIBOR +0.00%) ±	2.46	1-1-2038	250,244	252,280
FHLMC (12 Month LIBOR +1.91%) ±	2.53	9-1-2031	37,819	38,093
FHLMC (12 Month LIBOR +1.71%) ±	2.57	7-1-2038	943,925	996,500
FHLMC	2.62	12-25-2026	3,735,369	3,970,549
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	2.67	6-1-2032	17,982	18,057
FHLMC	2.75	3-25-2027	4,711,214	4,967,368
FHLMC (1 Year Treasury Constant Maturity +2.14%) ±	2.80	10-1-2026	84,774	84,981
FHLMC	2.90	4-25-2026	5,452,978	5,813,434
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.90	7-1-2029	20,798	20,812
FHLMC	3.00	6-1-2050	1,365,898	1,452,073
FHLMC	3.00	7-1-2050	2,575,327	2,737,798
FHLMC	3.00	8-1-2050	1,213,717	1,290,502
FHLMC (11th District Cost of Funds +1.25%) ±	3.08	7-1-2032	250,495	254,746
FHLMC (3 Year Treasury Constant Maturity +2.21%) ±	3.43	5-1-2026	17,566	17,825
FHLMC	3.50	8-1-2045	2,583,676	2,783,059
FHLMC	3.50	11-1-2045	4,644,963	5,006,034
FHLMC	3.50	12-1-2045	3,273,026	3,524,553
FHLMC	3.50	12-1-2045	1,000,453	1,074,477
FHLMC	3.50	10-1-2049	5,470,148	5,794,228
FHLMC	4.00	6-1-2044	2,353,824	2,584,877
FHLMC	4.00	5-1-2049	2,554,866	2,741,013
FHLMC	4.00	9-1-2049	683,695	733,690
FHLMC	4.50	3-1-2042	177,316	198,085
FHLMC	4.50	9-1-2044	2,253,469	2,517,573
FHLMC	4.50	9-1-2049	7,319,779	7,968,953
FHLMC	5.00	6-1-2026	603,267	632,348
FHLMC	5.00	8-1-2040	754,213	878,008
FHLMC	5.50	7-1-2035	2,145,595	2,487,632
FHLMC	5.50	12-1-2038	1,220,196	1,424,400
FHLMC	6.00	10-1-2032	18,342	22,024
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	13,279	13,286
FHLMC	6.50	4-1-2021	36	36
FHLMC	6.50	4-1-2022	7,209	8,096
FHLMC	6.50	9-1-2028	10,106	11,388
FHLMC	6.50	7-1-2031	2	2
FHLMC	7.00	12-1-2023	1,025	1,085
FHLMC	7.00	12-1-2026	254	276
FHLMC	7.00	4-1-2029	870	1,006
FHLMC	7.00	5-1-2029	4,720	5,498
FHLMC	7.00	4-1-2032	59,176	69,698
FHLMC	7.50	11-1-2031	63,184	70,111
FHLMC	7.50	4-1-2032	131,819	154,184
FHLMC	8.00	8-1-2023	3,162	3,205
FHLMC	8.00	6-1-2024	1,856	1,992
FHLMC	8.00	6-1-2024	1,650	1,658
FHLMC	8.00	6-1-2024	3,141	3,230
FHLMC	8.00	8-1-2026	8,871	10,066
FHLMC	8.00	11-1-2026	8,153	9,279
FHLMC	8.00	11-1-2028	4,110	4,477
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Government Securities Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC	8.50%	12-1-2025	$5,129	$ 5,609
FHLMC	8.50	5-1-2026	735	747
FHLMC	8.50	8-1-2026	3,580	3,597
FHLMC	9.00	4-1-2021	1	1
FHLMC	9.00	8-1-2021	5	5
FHLMC	9.00	7-1-2022	4	4
FHLMC	9.50	5-1-2021	5	5
FHLMC	9.50	9-17-2022	705	709
FHLMC	9.50	4-1-2025	8,656	8,780
FHLMC Multifamily Structured Pass-through Series T056 Class A4	6.00	5-25-2043	3,506,029	4,150,524
FHLMC Multifamily Structured Pass-through Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	5,025,063
FHLMC Multifamily Structured Pass-through Series KF80 Class AS (30 Day Average U.S. SOFR +0.51%) ±	0.59	6-25-2030	2,000,000	2,019,571
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	839,048	837,971
FHLMC Series 2733 Class FB (1 Month LIBOR +0.60%) ±	0.71	10-15-2033	299,866	303,792
FHLMC Series 2882 Class TF (1 Month LIBOR +0.25%) ±	0.36	10-15-2034	8,450	8,444
FHLMC Series 3070 Class FT (1 Month LIBOR +0.35%) ±	0.46	11-15-2035	635,721	639,961
FHLMC Series 3614 Class QB	4.00	12-15-2024	877,882	918,186
FHLMC Series 3830 Class FD (1 Month LIBOR +0.36%) ±	0.47	3-15-2041	293,110	295,349
FHLMC Series 3906 Class EA	3.00	5-15-2026	303,976	312,996
FHLMC Series 4057 Class FN (1 Month LIBOR +0.35%) ±	0.46	12-15-2041	255,835	257,119
FHLMC Series 4068 Class FK (1 Month LIBOR +0.30%) ±	0.41	6-15-2040	251,507	252,630
FHLMC Series 4093 Class FB (1 Month LIBOR +0.35%) ±	0.46	7-15-2039	676,483	678,100
FHLMC Series 4159 Class AF (1 Month LIBOR +1.18%) ±	1.29	12-15-2036	279,287	286,709
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	0.36	7-15-2042	440,935	440,807
FHLMC Series 4409 Class MA	3.00	1-15-2054	83,086	86,107
FHLMC Series 4604 Class PA	3.00	1-15-2044	1,531,842	1,567,935
FHLMC Series 4620 Class AF (1 Month LIBOR +0.44%) ±	0.58	11-15-2042	2,826,310	2,851,943
FHLMC Series K020 Class X1 ±±	1.34	5-25-2022	40,530,027	529,310
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	2,800,000	2,975,249
FHLMC Series K039 Class A2	3.30	7-25-2024	325,000	352,837
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	160,000	179,015
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	0.79	2-25-2023	144,742	144,631
FHLMC Series KJ14 Class A1	2.20	11-25-2023	1,139,803	1,178,366
FHLMC Series M036 Class A	4.16	12-15-2029	3,200,000	3,314,912
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	0.52	11-25-2028	127,541	127,571
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	0.27	5-25-2030	480,630	481,644
FHLMC Series T-35 Class A (1 Month LIBOR +0.28%) ±	0.26	9-25-2031	541,980	537,400
FHLMC Series T-42 Class A6	9.50	2-25-2042	637,718	806,804
FHLMC Series T-55 Class 2A1 ±±	3.50	3-25-2043	319,404	328,204
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	837,222	1,020,987
FHLMC Series T-57 Class 2A1 ±±	3.81	7-25-2043	1,536,432	1,643,885
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	1.58	10-25-2044	731,423	738,438
FHLMC Series T-67 Class 1A1C ±±	3.16	3-25-2036	680,087	725,450
FHLMC Series T-67 Class 2A1C ±±	3.25	3-25-2036	1,053,940	1,113,476
FNAM Series 2013-114 Class LM	4.00	3-25-2042	914,000	1,022,152
FNMA ¤	0.00	5-15-2030	7,700,000	6,644,650
FNMA ¤	0.00	8-6-2038	7,450,000	4,791,453
FNMA	1.38	7-1-2030	4,183,902	4,149,311
FNMA	1.65	6-1-2030	1,436,949	1,454,216
FNMA	1.65	7-1-2030	2,434,419	2,456,756
FNMA	1.66	7-1-2032	4,202,777	4,205,150
The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  11

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (11th District Cost of Funds +1.36%) ±	1.86%	5-1-2023	$636	$ 635
FNMA (11th District Cost of Funds +1.25%) ±	1.89	5-1-2036	591,092	582,554
FNMA	1.97	5-1-2030	4,516,508	4,685,733
FNMA	2.00	3-11-2051	29,690,000	29,990,379
FNMA (12 Month LIBOR +1.73%) ±	2.23	9-1-2036	273,335	288,586
FNMA	2.32	1-1-2026	6,248,038	6,637,792
FNMA (11th District Cost of Funds +1.25%) ±	2.32	9-1-2027	119,147	120,650
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.32	11-1-2031	99,067	99,644
FNMA (12 Month LIBOR +1.62%) ±	2.38	8-1-2050	2,051,667	2,128,892
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.43	12-1-2034	193,605	193,464
FNMA	2.50	7-25-2050	55,100,000	57,123,203
FNMA	2.50	9-1-2050	610,950	633,976
FNMA	2.51	9-1-2031	5,276,163	5,606,511
FNMA (12 Month LIBOR +1.78%) ±	2.52	8-1-2036	500,195	529,112
FNMA (12 Month LIBOR +1.61%) ±	2.53	5-1-2046	2,388,700	2,482,426
FNMA (12 Month LIBOR +1.77%) ±	2.56	7-1-2044	118,292	125,162
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.57	9-1-2031	19,439	19,521
FNMA	2.60	12-1-2023	1,902,491	2,001,211
FNMA	2.65	2-1-2032	2,965,364	3,175,964
FNMA	2.65	2-1-2032	2,306,395	2,470,194
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.65	12-1-2040	92,826	98,556
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	2.72	10-1-2027	66,137	66,050
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	2.72	6-1-2032	77,346	77,743
FNMA	2.75	9-1-2031	917,886	984,659
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	2.78	7-1-2026	32,842	32,680
FNMA	2.86	7-1-2029	1,001,832	1,092,136
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.94	12-1-2040	21,454	21,523
FNMA	3.00	5-1-2027	679,116	716,572
FNMA	3.00	6-1-2034	5,545,948	5,851,831
FNMA	3.00	4-1-2045	59,056	62,237
FNMA	3.00	11-1-2045	5,108,603	5,401,993
FNMA	3.00	12-1-2045	11,946,822	12,633,897
FNMA	3.00	12-1-2046	431,606	457,647
FNMA	3.00	8-1-2050	5,569,464	5,875,653
FNMA	3.00	9-1-2050	4,906,313	5,191,861
FNMA	3.02	2-1-2026	5,998,640	6,533,888
FNMA (11th District Cost of Funds +1.25%) ±	3.04	5-1-2036	261,067	267,803
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	3.06	9-1-2035	250,595	266,203
FNMA (12 Month LIBOR +1.63%) ±	3.38	4-1-2032	55,144	54,984
FNMA	3.48	3-1-2029	904,048	1,027,684
FNMA	3.50	4-1-2034	7,595,571	8,174,225
FNMA	3.50	2-1-2043	28,978	31,107
FNMA	3.50	2-1-2045	861,584	927,462
FNMA	3.50	4-1-2045	2,842,046	3,065,428
FNMA	3.50	8-1-2045	309,928	332,913
FNMA	3.50	12-1-2045	1,079,769	1,159,848
FNMA	3.50	2-1-2046	1,239,945	1,335,738
FNMA	3.63	3-1-2029	384,774	441,580
FNMA	3.77	3-1-2029	975,060	1,128,878
FNMA	3.86	3-1-2029	824,445	959,128
FNMA (6 Month LIBOR +3.13%) ±	3.99	7-1-2033	127,648	127,593
FNMA	4.00	4-1-2046	8,592,922	9,432,498
FNMA	4.00	3-1-2047	1,281,197	1,446,131
FNMA (6 Month LIBOR +0.00%) ±	4.23	4-1-2033	10,609	10,626
FNMA	4.50	1-1-2026	32,214	33,795
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Government Securities Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	4.50%	10-1-2046	$226,223	$ 250,068
FNMA	4.50	9-1-2049	2,371,957	2,583,250
FNMA	5.00	4-1-2023	29,839	31,254
FNMA	5.00	6-1-2023	137,159	143,708
FNMA	5.00	3-1-2034	300,869	348,441
FNMA	5.00	8-1-2040	3,753,156	4,367,714
FNMA	5.00	10-1-2040	459,472	534,708
FNMA	5.00	1-1-2042	313,581	362,140
FNMA	5.00	11-1-2048	705,288	780,742
FNMA	5.00	12-1-2048	770,420	853,031
FNMA	5.50	11-1-2023	24,191	25,304
FNMA	5.50	1-1-2025	8,374	8,633
FNMA	5.50	1-1-2025	40,128	41,299
FNMA	5.50	9-1-2033	1,318,316	1,533,340
FNMA	5.50	9-1-2033	519,873	605,093
FNMA	5.50	8-1-2035	389,260	454,277
FNMA	5.50	1-1-2037	364,695	425,889
FNMA	5.50	4-1-2040	980,738	1,144,254
FNMA	6.00	3-1-2024	29,221	32,786
FNMA	6.00	1-1-2028	549,114	616,639
FNMA	6.00	2-1-2035	796,676	887,456
FNMA	6.00	11-1-2037	272,799	327,970
FNMA	6.00	7-1-2038	99,773	119,789
FNMA	6.25	5-15-2029	5,360,000	7,397,189
FNMA	6.50	1-1-2024	809	908
FNMA	6.50	3-1-2028	9,825	10,697
FNMA	6.50	12-1-2029	126,785	142,344
FNMA	6.50	11-1-2031	26,965	30,274
FNMA	6.50	7-1-2036	242,996	282,588
FNMA	6.50	7-1-2036	173,674	204,883
FNMA	6.63	11-15-2030	8,220,000	12,013,603
FNMA	7.00	11-1-2026	3,012	3,242
FNMA	7.00	1-1-2032	1,328	1,391
FNMA	7.00	2-1-2032	53,586	63,038
FNMA	7.00	10-1-2032	129,111	153,243
FNMA	7.00	2-1-2034	1,660	1,926
FNMA	7.00	4-1-2034	79,396	91,737
FNMA	7.00	1-1-2036	5,913	6,469
FNMA	7.50	9-1-2031	58,036	69,238
FNMA	7.50	2-1-2032	23,955	28,107
FNMA	7.50	10-1-2037	567,667	685,984
FNMA	8.00	5-1-2027	21,431	21,695
FNMA	8.00	6-1-2028	896	962
FNMA	8.00	2-1-2030	24,794	25,214
FNMA	8.00	7-1-2031	615,920	705,422
FNMA	8.50	8-1-2024	2,973	2,988
FNMA	8.50	5-1-2026	51,581	56,187
FNMA	8.50	7-1-2026	13,925	14,332
FNMA	8.50	10-1-2026	39	39
FNMA	8.50	11-1-2026	4,086	4,159
FNMA	8.50	11-1-2026	20,996	21,219
FNMA	8.50	12-1-2026	78,985	87,983
FNMA	8.50	12-1-2026	10,357	11,446
FNMA	8.50	12-1-2026	198	199
FNMA	8.50	2-1-2027	133	149
The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  13

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	8.50%	2-1-2027	$4,252	$ 4,271
FNMA	8.50	3-1-2027	585	620
FNMA	8.50	6-1-2027	41,060	42,144
FNMA	9.00	6-1-2021	4	4
FNMA	9.00	8-1-2021	7	7
FNMA	9.00	10-1-2021	29	29
FNMA	9.00	1-1-2025	9,512	10,314
FNMA	9.00	3-1-2025	1,306	1,312
FNMA	9.00	3-1-2025	483	485
FNMA	9.00	7-1-2028	2,432	2,459
FNMA	9.50	6-1-2022	30	30
FNMA	9.50	7-1-2028	3,722	3,740
FNMA 11 ¤	0.00	11-15-2030	2,765,000	2,351,709
FNMA 2006-50 Class BF (1 Month LIBOR +0.40%) ±	0.52	6-25-2036	709,823	715,015
FNMA 2010-136 Class FA (1 Month LIBOR +0.50%) ±	0.62	12-25-2040	874,988	885,475
FNMA Series 1991-85 Class Z	8.00	6-25-2021	471	474
FNMA Series 1992-45 Class Z	8.00	4-25-2022	8,547	8,801
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	507,492	579,979
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	573,772	690,016
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	162,783	198,125
FNMA Series 2002 Class 5F (1 Month LIBOR +0.35%) ±	0.47	2-25-2032	273,966	274,049
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	245,620	299,536
FNMA Series 2002-T12 Class A5 ±±	4.54	10-25-2041	661,889	700,287
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	2,973,206	3,565,821
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.24%) ±	0.37	5-25-2032	309,682	308,041
FNMA Series 2002-T6 Class A1	6.50	7-25-2042	1,147,914	1,365,031
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	424,555	495,463
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	0.46	3-25-2033	778,266	764,269
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	0.37	6-25-2033	64,345	63,258
FNMA Series 2003-W1 Class 1A1 ±±	5.15	12-25-2042	564,140	617,088
FNMA Series 2003-W11 Class A1 ±±	3.17	6-25-2033	30,865	31,377
FNMA Series 2003-W3 Class 1A4 ±±	3.66	8-25-2042	1,738,441	1,850,864
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	0.35	4-25-2033	207,610	203,071
FNMA Series 2003-W6 Class 6A ±±	3.50	8-25-2042	884,882	924,871
FNMA Series 2003-W6 Class PT4 ±±	8.30	10-25-2042	987,330	1,220,950
FNMA Series 2003-W8 Class PT1 ±±	9.08	12-25-2042	366,890	428,963
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	293,281	343,907
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	815,220	962,248
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	520,382	625,382
FNMA Series 2005-71 Class DB	4.50	8-25-2025	201,780	208,034
FNMA Series 2007-101 Class A2 (1 Month LIBOR +0.25%) ±	0.34	6-27-2036	64,990	64,022
FNMA Series 2007-W10 Class 2A ±±	6.30	8-25-2047	223,029	254,891
FNMA Series 2008-17 Class DP	4.75	2-25-2038	1,230,671	1,321,932
FNMA Series 2011-110 Class FE (1 Month LIBOR +0.40%) ±	0.52	4-25-2041	138,208	137,492
FNMA Series 2011-128 Class FK (1 Month LIBOR +0.35%) ±	0.47	7-25-2041	248,822	249,347
FNMA Series 2011-15 Class HI ♀	5.50	3-25-2026	8,325	65
FNMA Series 2013-17 Class PC	2.00	3-25-2039	153,778	153,906
FNMA Series 2014-17 Class FE (1 Month LIBOR +0.55%) ±	0.67	4-25-2044	2,050,862	2,078,615
FNMA Series 2014-20 Class TM ±±	6.95	4-25-2044	443,079	536,515
FNMA Series 2017-M2 Class A2 ±±	2.81	2-25-2027	9,904,261	10,725,121
FNMA Series 2017-M6 Class F (1 Month LIBOR +0.48%) ±	0.61	4-25-2029	3,341,893	3,371,227
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Government Securities Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2018-M1 Class A2 ±±	2.99%	12-25-2027	$885,000	$ 980,699
FNMA Series 2018-M13 Class A2 ±±	3.70	9-25-2030	460,000	541,301
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	5,200,000	5,797,892
FNMA Series 265 Class 2	9.00	3-25-2024	23,133	24,857
FNMA Series 4764 Class NK	3.50	9-15-2043	1,358,508	1,380,324
FNMA Series G92-30 Class Z	7.00	6-25-2022	3,300	3,367
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	398,997	422,231
GNMA	2.50	8-20-2050	195,086	202,690
GNMA	3.00	11-20-2045	5,721,692	6,050,821
GNMA	3.00	10-20-2050	6,949,131	7,303,644
GNMA	3.50	12-20-2047	6,346,508	6,781,490
GNMA	3.50	3-20-2050	4,504,881	4,773,444
GNMA	4.00	11-15-2024	644,343	684,346
GNMA	4.00	12-20-2047	4,482,885	4,852,159
GNMA	4.25	6-20-2036	296,349	323,074
GNMA	4.50	8-20-2049	1,223,240	1,322,627
GNMA	5.00	7-20-2040	689,947	792,477
GNMA	6.00	8-20-2034	68,012	75,289
GNMA	6.50	12-15-2025	5,227	5,829
GNMA	6.50	5-15-2029	478	533
GNMA	6.50	5-15-2031	635	708
GNMA	6.50	9-20-2033	37,767	45,211
GNMA	7.00	12-15-2022	2,970	3,001
GNMA	7.00	5-15-2026	1,107	1,192
GNMA	7.00	3-15-2028	7,687	7,722
GNMA	7.00	4-15-2031	732	745
GNMA	7.00	8-15-2031	16,945	17,737
GNMA	7.00	3-15-2032	12,769	13,083
GNMA	7.34	10-20-2021	2,373	2,383
GNMA	7.34	9-20-2022	1,455	1,460
GNMA	8.00	6-15-2023	1,415	1,477
GNMA	8.00	12-15-2023	71,494	75,535
GNMA	8.00	2-15-2024	333	355
GNMA	8.00	9-15-2024	1,593	1,617
GNMA	8.00	6-15-2025	32	32
GNMA Series 2005-23 Class IO ♀±±	0.00	6-17-2045	1,591,021	159
GNMA Series 2006-32 Class XM ♀±±	0.11	11-16-2045	3,998,247	9,120
GNMA Series 2007-69 Class D ±±	5.25	6-16-2041	199,436	206,100
GNMA Series 2008-22 Class XM ♀±±	1.15	2-16-2050	10,226,844	262,689
GNMA Series 2010-158 Class EI ♀	4.00	12-16-2025	4,355,735	222,044
GNMA Series 2012-12 Class HD	2.00	5-20-2062	20,096	20,520
GNMA Series 2019-H06 Class HI ♀±±	1.75	4-20-2069	5,404,134	247,533
International Development Finance Corporation	2.12	3-20-2024	8,570,000	8,817,714
Overseas Private Investment Corporation ¤	0.00	1-17-2026	2,000,000	2,159,209
Resolution Funding Corporation STRIPS ¤	0.00	1-15-2030	16,245,000	14,075,640
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2037	7,035,000	4,780,166
Resolution Funding Corporation STRIPS ¤	0.00	2-15-2039	20,000,000	14,179,044
TVA ¤	0.00	11-1-2025	6,900,000	6,642,417
TVA	4.25	9-15-2065	2,600,000	3,566,539
TVA	4.63	9-15-2060	7,550,000	10,847,899
TVA	5.38	4-1-2056	5,000,000	7,936,370
TVA	5.88	4-1-2036	4,380,000	6,485,796
Total Agency securities (Cost $529,577,389)				545,613,397
The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  15

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 2.62%
American Tower Trust I 144A	3.65%	3-15-2048	$4,000,000	$ 4,375,898
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	3,514,303	3,537,825
Navient Student Loan Trust Series 2017-3A Class A2 (1 Month LIBOR+0.60%) 144A±	0.73	7-26-2066	450,867	451,062
Navient Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR+0.42%) 144A±	0.54	3-25-2067	1,698,674	1,695,841
Navient Student Loan Trust Series 2019-2A Class A2 (1 Month LIBOR+1.00%) 144A±	1.13	2-27-2068	3,050,000	3,112,794
Ocwen Master Advance Receivable Trust Series 2020-T1 Class AT1 144A	1.28	8-15-2052	4,790,000	4,823,855
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	339,880	341,719
Total Asset-backed securities (Cost $17,835,992)				18,338,994
Corporate bonds and notes: 0.85%
Financials: 0.30%
Diversified financial services: 0.30%
GTP Acquisition Partners Corporation 144A	3.48	6-15-2050	2,000,000	2,142,803
Industrials: 0.55%
Commercial services & supplies: 0.55%
Rockfeller Foundation Class B	2.49	10-1-2050	4,000,000	3,839,529
Total Corporate bonds and notes (Cost $6,148,974)				5,982,332
Municipal obligations: 0.18%
Texas: 0.18%
Education revenue: 0.18%
North Texas Higher Education Authority Incorporated Series 2011-1 Class A1 (3 Month LIBOR +1.10%)±	1.34	4-1-2040	1,272,669	1,283,716
Total Municipal obligations (Cost $1,270,345)				1,283,716
Non-agency mortgage-backed securities: 8.62%
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	2,293,418	2,315,786
Arroyo Mortgage Trust Series 2019-1 Class A1 144A±±	3.81	1-25-2049	2,992,235	3,095,178
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	305,000	333,146
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	3,672,334	3,745,293
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041	3,030,000	3,253,129
CD Commercial Mortgage Trust Series 2014-CR16 Class A3	3.78	4-10-2047	2,641,668	2,826,959
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,591,281
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	5,349,842	5,337,820
Goldman Sachs Mortgage Securities Trust Series 2014-GC24 Class A4	3.67	9-10-2047	4,165,000	4,460,064
Gracie Point International Series 2020-B Class A (1 Month LIBOR+1.40%)144A±	1.52	5-2-2023	2,924,886	2,929,739
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	5,416,516
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1 144A±±	3.00	9-25-2059	3,961,436	4,163,942
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Government Securities Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Mello Warehouse Securitization Trust Series 2019-1 Class A (1 Month LIBOR+0.80%)144A±	0.92%	6-25-2052	$3,000,000	$ 3,002,210
MMAF Equipment Finance LLC Series 2017-AA Class A4	2.41	8-16-2024	2,586,785	2,611,704
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	2,106,010	2,125,421
New Residential Mortgage Loan Series 2020-NQM2 Class A1 144A±±	1.65	5-24-2060	1,595,219	1,606,170
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	1,251,597	1,270,262
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.52	11-25-2060	2,780,000	2,930,944
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	1,653,613	1,668,798
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,834,910
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.27	2-15-2025	82,510	90,980
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	108,222	123,007
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	35,307	35,322
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	1,592,766	1,600,635
Total Non-agency mortgage-backed securities (Cost $58,971,941)				60,369,216
U.S. Treasury securities: 13.10%
TIPS	0.13	7-15-2030	1,691,457	1,852,740
TIPS	0.13	1-15-2031	4,742,702	5,169,082
TIPS	1.38	2-15-2044	3,067,785	4,112,689
U.S. Treasury Bond	1.13	5-15-2040	2,945,000	2,529,939
U.S. Treasury Bond	1.38	11-15-2040	12,940,000	11,573,213
U.S. Treasury Bond	1.63	11-15-2050	9,140,000	8,127,459
U.S. Treasury Bond	1.88	2-15-2051	7,970,000	7,546,594
U.S. Treasury Bond	2.38	11-15-2049	5,355,000	5,659,147
U.S. Treasury Note	0.38	4-30-2025	8,815,000	8,751,987
U.S. Treasury Note	0.38	11-30-2025	8,810,000	8,685,077
U.S. Treasury Note	0.38	1-31-2026	5,700,000	5,607,375
U.S. Treasury Note %%	0.50	2-28-2026	14,315,000	14,165,140
U.S. Treasury Note	1.13	2-15-2031	8,150,000	7,950,070
Total U.S. Treasury securities (Cost $93,990,176)				91,730,512
Yankee corporate bonds and notes: 0.36%
Financials: 0.36%
Banks: 0.36%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,519,382
Total Yankee corporate bonds and notes (Cost $2,288,608)				2,519,382
Yankee government bonds: 4.35%
State of Israel	5.50	12-4-2023	17,750,000	20,291,838
State of Israel	5.50	9-18-2033	1,585,000	2,238,870
U.S. International Development Finance Corporation	2.82	3-20-2024	7,605,000	7,920,473
Total Yankee government bonds (Cost $30,394,217)				30,451,181

The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  17

Portfolio of investments—February 28, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 6.73%
Investment companies: 6.73%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03%	47,094,980	$ 47,094,980
Total Short-term investments (Cost $47,094,980)				47,094,980
Total investments in securities (Cost $787,572,622)	114.73%			803,383,710
Other assets and liabilities, net	(14.73)			(103,152,370)
Total net assets	100.00%			$ 700,231,340

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
♀	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury inflation-protected securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$74,603,629	$133,240,490	$(160,749,139)	$0	$0	$47,094,980	6.73%	47,094,980	$10,289
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Government Securities Fund

Portfolio of investments—February 28, 2021 (unaudited)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	288	6-30-2021	$ 63,634,959	$ 63,580,500	$ 0	$ (54,459)
5-Year U.S. Treasury Notes	243	6-30-2021	30,375,377	30,124,406	0	(250,971)
Short
10-Year U.S. Treasury Notes	(159)	6-21-2021	(21,278,782)	(21,102,281)	176,501	0
10-Year Ultra Futures	(282)	6-21-2021	(41,775,177)	(41,550,938)	224,239	0
U.S. Long Term Bonds	(168)	6-21-2021	(26,754,820)	(26,748,750)	6,070	0
U.S. Ultra Bond	(111)	6-21-2021	(20,745,436)	(20,985,938)	0	(240,502)
					$406,810	$(545,932)
The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  19

Statement of assets and liabilities—February 28, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $740,477,642)	$ 756,288,730
Investments in affiliated securites, at value (cost $47,094,980)	47,094,980
Cash	113,315
Receivable for investments sold	6,971,411
Segregated cash for futures contracts	4,213,096
Receivable for interest	2,571,498
Receivable for Fund shares sold	611,568
Principal paydown receivable	173,492
Prepaid expenses and other assets	20,354
Total assets	818,058,444
Liabilities
Payable for investments purchased	101,265,806
Payable for when-issued transactions	14,165,140
Payable for Fund shares redeemed	1,097,330
Payable for daily variation margin on open futures contracts	704,947
Management fee payable	194,327
Dividends payable	133,841
Administration fees payable	61,872
Distribution fee payable	2,740
Trustees’ fees and expenses payable	2,028
Accrued expenses and other liabilities	199,073
Total liabilities	117,827,104
Total net assets	$700,231,340
Net assets consist of
Paid-in capital	$ 692,943,051
Total distributable earnings	7,288,289
Total net assets	$700,231,340
Computation of net asset value and offering price per share
Net assets – Class A	$ 269,768,676
Shares outstanding – Class A1	23,463,494
Net asset value per share – Class A	$11.50
Maximum offering price per share – Class A2	$12.04
Net assets – Class C	$ 4,489,513
Shares outstanding – Class C1	390,473
Net asset value per share – Class C	$11.50
Net assets – Administrator Class	$ 109,432,193
Shares outstanding – Administrator Class[1]	9,522,055
Net asset value per share – Administrator Class	$11.49
Net assets – Institutional Class	$ 316,540,958
Shares outstanding – Institutional Class[1]	27,542,450
Net asset value per share – Institutional Class	$11.49
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Government Securities Fund

Statement of operations—six months ended February 28, 2021 (unaudited)

Investment income
Interest	$ 6,619,546
Income from affiliated securities	10,289
Total investment income	6,629,835
Expenses
Management fee	1,586,981
Administration fees
Class A	220,410
Class C	4,931
Administrator Class	57,950
Institutional Class	128,028
Shareholder servicing fees
Class A	344,391
Class C	7,704
Administrator Class	144,707
Distribution fee
Class C	23,112
Custody and accounting fees	28,890
Professional fees	35,765
Registration fees	29,724
Shareholder report expenses	21,341
Trustees’ fees and expenses	9,557
Other fees and expenses	12,241
Total expenses	2,655,732
Less: Fee waivers and/or expense reimbursements
Fund-level	(175,365)
Class A	(17,458)
Administrator Class	(55,250)
Institutional Class	(64,481)
Net expenses	2,343,178
Net investment income	4,286,657
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	2,376,953
Futures contracts	8,858,225
Net realized gains on investments	11,235,178
Net change in unrealized gains (losses) on
Unaffiliated securities	(20,868,261)
Futures contracts	(429,604)
Net change in unrealized gains (losses) on investments	(21,297,865)
Net realized and unrealized gains (losses) on investments	(10,062,687)
Net decrease in net assets resulting from operations	$ (5,776,030)
The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  21

Statement of changes in net assets

	Six months ended February 28, 2021 (unaudited)		Year ended August 31, 2020
Operations
Net investment income		$ 4,286,657		$ 10,941,962
Net realized gains on investments		11,235,178		15,509,427
Net change in unrealized gains (losses) on investments		(21,297,865)		5,626,871
Net increase (decrease) in net assets resulting from operations		(5,776,030)		32,078,260
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,578,849)		(4,370,123)
Class C		(11,653)		(91,882)
Administrator Class		(778,572)		(2,040,552)
Institutional Class		(2,407,673)		(4,903,457)
Tax basis return of capital
Class A		0		(332,033)
Class C		0		(12,945)
Administrator Class		0		(138,534)
Institutional Class		0		(312,817)
Total distributions to shareholders		(4,776,747)		(12,202,343)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,224,237	25,887,685	4,977,612	57,271,993
Class C	64,376	749,630	431,622	4,971,124
Administrator Class	1,591,999	18,502,297	4,578,704	52,520,201
Institutional Class	6,452,994	74,993,226	18,855,445	217,274,023
		120,132,838		332,037,341
Reinvestment of distributions
Class A	120,172	1,395,404	367,990	4,202,063
Class C	882	10,244	3,761	42,977
Administrator Class	65,904	764,893	187,125	2,137,702
Institutional Class	156,947	1,821,422	333,117	3,815,534
		3,991,963		10,198,276
Payment for shares redeemed
Class A	(2,562,577)	(29,771,254)	(5,711,802)	(65,356,355)
Class C	(322,656)	(3,749,409)	(762,500)	(8,814,689)
Administrator Class	(2,440,345)	(28,367,002)	(386,661)	(44,337,143)
Institutional Class	(7,283,255)	(84,586,913)	(9,584,688)	(110,260,602)
		(146,474,578)		(228,768,789)
Net increase (decrease) in net assets resulting from capital share transactions		(22,349,777)		113,466,828
Total increase (decrease) in net assets		(32,902,554)		133,342,745
Net assets
Beginning of period		733,133,894		599,791,149
End of period		$ 700,231,340		$ 733,133,894
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Government Securities Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.67	$11.31	$10.65	$11.01	$11.51	$11.22
Net investment income	0.06	0.18 [1]	0.23	0.19	0.15	0.11 [1]
Net realized and unrealized gains (losses) on investments	(0.16)	0.38	0.68	(0.35)	(0.22)	0.34
Total from investment operations	(0.10)	0.56	0.91	(0.16)	(0.07)	0.45
Distributions to shareholders from
Net investment income	(0.07)	(0.19)	(0.25)	(0.20)	(0.16)	(0.10)
Net realized gains	0.00	0.00	0.00	0.00	(0.27)	(0.06)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.07)	(0.20)	(0.25)	(0.20)	(0.43)	(0.16)
Net asset value, end of period	$11.50	$11.67	$11.31	$10.65	$11.01	$11.51
Total return[2]	(0.89)%	5.02%	8.65%	(1.44)%	(0.52)%	4.03%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.91%	0.91%	0.90%	0.88%	0.87%
Net expenses	0.84%	0.84%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.01%	1.56%	2.20%	1.86%	1.38%	0.94%
Supplemental data
Portfolio turnover rate	100%	111%	178%	197%	299%	397%
Net assets, end of period (000s omitted)	$269,769	$276,310	$271,986	$292,550	$394,645	$483,112

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.67	$11.31	$10.65	$11.01	$11.51	$11.21
Net investment income	0.01 [1]	0.09 [1]	0.15 [1]	0.12 [1]	0.07 [1]	0.02 [1]
Net realized and unrealized gains (losses) on investments	(0.16)	0.38	0.68	(0.36)	(0.23)	0.36
Total from investment operations	(0.15)	0.47	0.83	(0.24)	(0.16)	0.38
Distributions to shareholders from
Net investment income	(0.02)	(0.10)	(0.17)	(0.12)	(0.07)	(0.02)
Net realized gains	0.00	0.00	0.00	0.00	(0.27)	(0.06)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.02)	(0.11)	(0.17)	(0.12)	(0.34)	(0.08)
Net asset value, end of period	$11.50	$11.67	$11.31	$10.65	$11.01	$11.51
Total return[2]	(1.27)%	4.24%	7.84%	(2.18)%	(1.26)%	3.25%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.66%	1.66%	1.65%	1.61%	1.62%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	0.24%	0.81%	1.44%	1.12%	0.63%	0.16%
Supplemental data
Portfolio turnover rate	100%	111%	178%	197%	299%	397%
Net assets, end of period (000s omitted)	$4,490	$7,560	$11,026	$15,508	$20,132	$27,085

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Government Securities Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.66	$11.31	$10.65	$11.01	$11.51	$11.21
Net investment income	0.07 [1]	0.20	0.26 [1]	0.22 [1]	0.18 [1]	0.13
Net realized and unrealized gains (losses) on investments	(0.16)	0.37	0.67	(0.35)	(0.23)	0.36
Total from investment operations	(0.09)	0.57	0.93	(0.13)	(0.05)	0.49
Distributions to shareholders from
Net investment income	(0.08)	(0.21)	(0.27)	(0.23)	(0.18)	(0.13)
Net realized gains	0.00	0.00	0.00	0.00	(0.27)	(0.06)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.08)	(0.22)	(0.27)	(0.23)	(0.45)	(0.19)
Net asset value, end of period	$11.49	$11.66	$11.31	$10.65	$11.01	$11.51
Total return[2]	(0.80)%	5.15%	8.88%	(1.23)%	(0.31)%	4.34%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.85%	0.85%	0.84%	0.82%	0.81%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	1.21%	1.75%	2.42%	2.07%	1.60%	1.13%
Supplemental data
Portfolio turnover rate	100%	111%	178%	197%	299%	397%
Net assets, end of period (000s omitted)	$109,432	$120,181	$106,355	$91,671	$198,520	$229,169

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Government Securities Fund  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.66	$11.31	$10.65	$11.00	$11.50	$11.21
Net investment income	0.08 [1]	0.21 [1]	0.27 [1]	0.24 [1]	0.19 [1]	0.15
Net realized and unrealized gains (losses) on investments	(0.16)	0.38	0.68	(0.35)	(0.22)	0.35
Total from investment operations	(0.08)	0.59	0.95	(0.11)	(0.03)	0.50
Distributions to shareholders from
Net investment income	(0.09)	(0.23)	(0.29)	(0.24)	(0.20)	(0.15)
Net realized gains	0.00	0.00	0.00	0.00	(0.27)	(0.06)
Tax basis return of capital	0.00	(0.01)	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.09)	(0.24)	(0.29)	(0.24)	(0.47)	(0.21)
Net asset value, end of period	$11.49	$11.66	$11.3	$10.65	$11.00	$11.50
Total return[2]	(0.72)%	5.31%	9.05%	(0.99)%	(0.15)%	4.42%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.58%	0.58%	0.57%	0.55%	0.54%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.37%	1.87%	2.56%	2.22%	1.75%	1.28%
Supplemental data
Portfolio turnover rate	100%	111%	178%	197%	299%	397%
Net assets, end of period (000s omitted)	$316,541	$329,083	$210,424	$310,966	$416,834	$487,113

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Government Securities Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Securities Fund (the “Fund”) which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and sub-advisory agreement. The Fund's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Wells Fargo Government Securities Fund  |  27

Notes to financial statements (unaudited)
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $801,600,399 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 26,346,872
Gross unrealized losses	(24,702,683)
Net unrealized gains	$ 1,644,189
As of August 31, 2020, the Fund had capital loss carryforwards which consisted of $4,706,777 in short-term capital losses .
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

28  |  Wells Fargo Government Securities Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 545,613,397	$0	$ 545,613,397
Asset-backed securities	0	18,338,994	0	18,338,994
Corporate bonds and notes	0	5,982,332	0	5,982,332
Municipal obligations	0	1,283,716	0	1,283,716
Non-agency mortgage-backed securities	0	60,369,216	0	60,369,216
U.S. Treasury securities	91,730,512	0	0	91,730,512
Yankee corporate bonds and notes	0	2,519,382	0	2,519,382
Yankee government bonds	0	30,451,181	0	30,451,181
Short-term investments
Investment companies	47,094,980	0	0	47,094,980
	138,825,492	664,558,218	0	803,383,710
Futures contracts	406,810	0	0	406,810
Total assets	$139,232,302	$664,558,218	$0	$803,790,520
Liabilities
Futures contracts	$ 545,932	$ 0	$0	$ 545,932
Total liabilities	$ 545,932	$ 0	$0	$ 545,932
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Government Securities Fund  |  29

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the six months ended February 28, 2021, the advisory fee was equivalent to an annual rate of 0.44% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

30  |  Wells Fargo Government Securities Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	0.85%
Class C	1.60
Administrator Class	0.64
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2021, Funds Distributor received $2,477 from the sale of Class A shares and $16 in contingent deferred sales charges from redemptions of Class C shares. Funds Distributor did not receive any contingent deferred sales charges from Class A for the six months ended February 28, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$813,922,054	$46,443,141	$730,625,236	$16,147,409
6. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2021, the Fund entered into futures contracts to manage duration and yield curve exposures. The Fund had an average notional amount of $127,516,028 in long futures contracts and $102,179,475 in short futures contracts during the six months ended February 28, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended February 28, 2021, there were no borrowings by the Fund under the agreement.

Wells Fargo Government Securities Fund  |  31

Notes to financial statements (unaudited)
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

32  |  Wells Fargo Government Securities Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Government Securities Fund  |  33

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

34  |  Wells Fargo Government Securities Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Government Securities Fund  |  35

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

36  |  Wells Fargo Government Securities Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0321-00293 04-21
SA216/SAR216 02-21

Semi-Annual Report
February 28, 2021
Wells Fargo High Yield Bond Fund

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The views expressed and any forward-looking statements are as of February 28, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo High Yield Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo High Yield Bond Fund for the six-month period that ended February 28, 2021. Global stocks showed robust returns, as the global economy began emerging from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also had positive returns, led by high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.74%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 16.65%, while the MSCI EM Index (Net),3 had even stronger performance, with a 22.32% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned (1.55)%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 1.41%, and the Bloomberg Barclays Municipal Bond Index,6 returned 0.86% while the ICE BofA U.S. High Yield Index,7 gained 6.14%.
Hope drove the stock markets to new highs.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter gross domestic product growth.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo High Yield Bond Fund

Letter to shareholders (unaudited)
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February 2020. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January's expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher growth and inflation expectations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”
“February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo High Yield Bond Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo High Yield Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Robert Junkin, Margaret D. Patel

Average annual total returns (%) as of February 28, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKHAX)	1-20-1998	2.59	5.45	4.86	7.28	6.40	5.34	1.04	0.93
Class C (EKHCX)	1-21-1998	5.79	5.67	4.59	6.79	5.67	4.59	1.79	1.68
Administrator Class (EKHYX)	4-14-1998	–	–	–	7.42	6.48	5.54	0.98	0.80
Institutional Class (EKHIX)[3]	10-31-2014	–	–	–	7.70	6.82	5.68	0.71	0.53
ICE BofA U.S. High Yield Constrained Index[4]	–	–	–	–	8.53	8.82	6.33	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.93% for Class A, 1.68% for Class C, 0.80% for Administrator Class and 0.53% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[4]	The ICE BofA U.S. High Yield Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB–/Baa3, but are not in default. The ICE BofA U.S. High Yield Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment-grade bond investments, such as credit risk (for example, risk of issuer default), below investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Wells Fargo High Yield Bond Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2021[1]
Ball Corporation, 2.88%, 8-15-2030	3.78
Bausch Health Companies Incorporated, 5.25%, 1-30-2030	3.55
Methanex Corporation, 5.13%, 10-15-2027	3.50
Davita Incorporated, 4.63%, 6-1-2030	3.43
Tronox Finance plc, 5.75%, 10-1-2025	3.21
AMN Healthcare Incorporated , 4.00%, 4-15-2029	3.03
MTS Systems Corporation, 5.75%, 8-15-2027	2.82
Hologic Incorporated, 3.25%, 2-15-2029	2.72
Post Holdings Incorporated, 5.00%, 8-15-2026	2.70
Western Digital Corporation, 4.75%, 2-15-2026	2.58
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Credit quality as of February 28, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo High Yield Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2020 to February 28, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2020	Ending account value 2-28-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,035.83	$4.64	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61	0.92%
Class C
Actual	$1,000.00	$1,031.85	$8.46	1.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.46	$8.40	1.68%
Administrator Class
Actual	$1,000.00	$1,033.39	$3.98	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96	0.79%
Institutional Class
Actual	$1,000.00	$1,034.73	$2.67	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.17	$2.66	0.53%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo High Yield Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Common stocks: 9.41%
Communication services: 0.03%
Media: 0.03%
Comcast Corporation Class A	2,000	$ 105,440
Health care: 4.26%
Biotechnology: 3.07%
AbbVie Incorporated	75,000	8,080,500
Alexion Pharmaceuticals Incorporated †	8,500	1,298,375
Amgen Incorporated	11,000	2,474,120
		11,852,995
Health care equipment & supplies: 0.25%
Abbott Laboratories	8,000	958,240
Health care providers & services: 0.22%
McKesson Corporation	5,000	847,600
Pharmaceuticals: 0.72%
Bristol-Myers Squibb Company	40,000	2,453,200
Horizon Therapeutics plc †	2,000	181,820
Merck & Company Incorporated	2,000	145,240
		2,780,260
Industrials: 0.93%
Aerospace & defense: 0.28%
L3Harris Technologies Incorporated	6,000	1,091,460
Machinery: 0.19%
John Bean Technologies Corporation	5,000	737,850
Professional services: 0.46%
Leidos Holdings Incorporated	20,000	1,769,000
Information technology: 4.19%
Electronic equipment, instruments & components: 0.33%
Amphenol Corporation Class A	10,000	1,256,800
IT services: 0.37%
Akamai Technologies Incorporated †	15,000	1,417,500
Semiconductors & semiconductor equipment: 2.32%
Applied Materials Incorporated	10,000	1,181,900
Broadcom Incorporated	13,000	6,108,310
Microchip Technology Incorporated	2,000	305,260
Micron Technology Incorporated †	15,000	1,372,950
		8,968,420
Software: 0.54%
Adobe Incorporated †	2,000	919,340
Microsoft Corporation	5,000	1,161,900
		2,081,240
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Shares	Value
Technology hardware, storage & peripherals: 0.63%
Apple Incorporated	20,000	$ 2,425,200
Total Common stocks (Cost $27,545,296)		36,292,005

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 77.22%
Communication services: 0.56%
Media: 0.56%
CCO Holdings LLC 144A	5.75%	2-15-2026	$ 2,092,000	2,162,187
Consumer discretionary: 4.36%
Auto components: 2.37%
Dana Holding Corporation	5.50	12-15-2024	1,500,000	1,526,250
Speedway Motors Incorporated 144A	4.88	11-1-2027	2,000,000	1,995,000
Tenneco Incorporated «	5.00	7-15-2026	6,000,000	5,632,500
				9,153,750
Hotels, restaurants & leisure: 0.86%
International Game Technology plc 144A	6.50	2-15-2025	3,000,000	3,315,000
Household durables: 1.13%
Installed Building Company 144A	5.75	2-1-2028	4,110,000	4,366,875
Consumer staples: 5.98%
Food products: 3.51%
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	3,000,000	3,108,750
Post Holdings Incorporated 144A	5.00	8-15-2026	10,000,000	10,435,000
				13,543,750
Household durables: 2.47%
Spectrum Brands Incorporated 144A	3.88	3-15-2031	9,645,000	9,533,986
Energy: 1.36%
Oil, gas & consumable fuels: 1.36%
Cheniere Energy Partners LP	4.50	10-1-2029	5,000,000	5,262,500
Financials: 2.29%
Banks: 0.86%
Bank of America Corporation (3 Month LIBOR+3.90%)±	6.10	12-29-2049	3,000,000	3,333,300
Consumer finance: 0.94%
Navient Corporation	5.88	10-25-2024	1,000,000	1,052,500
SLM Corporation	5.50	1-25-2023	2,500,000	2,587,500
				3,640,000
Insurance: 0.49%
Genworth Holdings Incorporated	4.80	2-15-2024	2,000,000	1,880,000
Health care: 20.57%
Health care equipment & supplies: 4.70%
Hologic Incorporated 144A	3.25	2-15-2029	10,500,000	10,479,683
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo High Yield Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care equipment & supplies (continued)
Teleflex Incorporated 144A	4.25%	6-1-2028	$ 4,000,000	$ 4,135,000
Teleflex Incorporated	4.88	6-1-2026	3,415,000	3,517,450
				18,132,133
Health care providers & services: 12.32%
AMN Healthcare Incorporated 144A	4.00	4-15-2029	11,500,000	11,697,800
AMN Healthcare Incorporated 144A	4.63	10-1-2027	2,250,000	2,334,375
Catalent Pharma Solutions Incorporated 144A	3.13	2-15-2029	6,250,000	6,174,875
Centene Corporation	4.63	12-15-2029	3,000,000	3,237,000
Davita Incorporated 144A	4.63	6-1-2030	13,000,000	13,227,500
Encompass Health Corporation	4.63	4-1-2031	5,500,000	5,842,372
HealthSouth Corporation	5.13	3-15-2023	5,000,000	5,000,000
				47,513,922
Health care technology: 0.80%
IQVIA Incorporated	5.00	10-15-2026	3,000,000	3,103,875
Life sciences tools & services: 1.70%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	6,300,000	6,567,750
Pharmaceuticals: 1.05%
Bausch Health Companies Incorporated 144A	5.25	2-15-2031	4,000,000	4,050,000
Industrials: 10.74%
Aerospace & defense: 4.55%
Moog Incorporated 144A	4.25	12-15-2027	4,050,000	4,161,375
TransDigm Group Incorporated 144A	4.63	1-15-2029	4,000,000	3,935,000
TransDigm Group Incorporated	6.38	6-15-2026	9,200,000	9,477,653
				17,574,028
Commercial services & supplies: 3.68%
Clean Harbors Incorporated 144A	4.88	7-15-2027	3,000,000	3,127,500
Clean Harbors Incorporated 144A	5.13	7-15-2029	4,250,000	4,579,375
Stericycle Incorporated 144A	5.38	7-15-2024	6,000,000	6,180,000
Stericycle Incorporated 144A	3.88	1-15-2029	300,000	302,145
				14,189,020
Construction & engineering: 0.85%
Aecom Company	5.13	3-15-2027	3,000,000	3,277,500
Trading companies & distributors: 1.66%
WESCO Distribution Incorporated	5.38	6-15-2024	6,245,000	6,385,513
Information technology: 16.15%
Communications equipment: 0.91%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	3,466,000	3,524,402
Electronic equipment, instruments & components: 6.10%
MTS Systems Corporation 144A	5.75	8-15-2027	10,000,000	10,880,000
TTM Technologies Incorporated 144A	4.00	3-1-2029	9,495,000	9,601,819
TTM Technologies Incorporated 144A	5.63	10-1-2025	3,000,000	3,068,730
				23,550,549
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  11

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors & semiconductor equipment: 4.14%
Broadcom Incorporated	4.75%	4-15-2029	$ 6,000,000	$ 6,876,193
Microchip Technology Incorporated 144A	4.25	9-1-2025	8,650,000	9,076,328
				15,952,521
Software: 2.42%
Citrix Systems Incorporated	3.30	3-1-2030	2,000,000	2,109,992
Fair Isaac Corporation 144A	5.25	5-15-2026	1,000,000	1,132,500
NortonLifeLock Incorporated 144A	5.00	4-15-2025	6,000,000	6,075,000
				9,317,492
Technology hardware, storage & peripherals: 2.58%
Western Digital Corporation	4.75	2-15-2026	8,995,000	9,948,110
Materials: 8.96%
Chemicals: 3.59%
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,468,094
Olin Corporation	5.50	8-15-2022	3,275,000	3,397,813
Tronox Incorporated 144A	6.50	4-15-2026	2,000,000	2,067,540
Valvoline Incorporated 144A	3.63	6-15-2031	5,000,000	4,925,000
				13,858,447
Containers & packaging: 5.37%
Ball Corporation	2.88	8-15-2030	15,000,000	14,568,750
Berry Global Incorporated 144A«	4.50	2-15-2026	6,000,000	6,127,500
				20,696,250
Real estate: 6.25%
Equity REITs: 6.25%
Iron Mountain Incorporated 144A	4.50	2-15-2031	7,500,000	7,445,250
Iron Mountain Incorporated 144A	4.88	9-15-2027	500,000	521,250
Sabra Health Care LP/Sabra Capital Corporation	3.90	10-15-2029	3,639,000	3,791,272
SBA Communications Corporation 144A	3.13	2-1-2029	7,000,000	6,809,110
SBA Communications Corporation	3.88	2-15-2027	5,350,000	5,545,436
				24,112,318
Total Corporate bonds and notes (Cost $292,549,850)				297,945,178
Yankee corporate bonds and notes: 15.53%
Consumer discretionary: 2.41%
Auto components: 2.41%
Adient Global Holdings Limited 144A	4.88	8-15-2026	9,210,000	9,302,100
Financials: 3.21%
Diversified financial services: 3.21%
Tronox Finance plc 144A	5.75	10-1-2025	12,000,000	12,392,520
Health care: 3.55%
Pharmaceuticals: 3.55%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	13,450,000	13,674,615
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo High Yield Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 0.86%
Electrical equipment: 0.86%
Sensata Technologies BV 144A	5.63%	11-1-2024	$ 3,000,000	$ 3,307,500
Information technology: 2.00%
Technology hardware, storage & peripherals: 2.00%
Seagate HDD 144A	3.13	7-15-2029	1,000,000	958,360
Seagate HDD 144A	4.09	6-1-2029	3,273,000	3,396,801
Seagate HDD	4.88	6-1-2027	3,018,000	3,357,842
				7,713,003
Materials: 3.50%
Chemicals: 3.50%
Methanex Corporation	5.13	10-15-2027	13,067,000	13,513,891
Total Yankee corporate bonds and notes (Cost $58,347,600)				59,903,629

		Yield	Shares
Short-term investments: 2.14%
Investment companies: 2.14%
Securities Lending Cash Investments LLC ♠∩∞		0.05	4,743,850	4,743,850
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	3,520,136	3,520,136
Total Short-term investments (Cost $8,263,986)				8,263,986
Total investments in securities (Cost $386,706,732)	104.30%			402,404,798
Other assets and liabilities, net	(4.30)			(16,592,382)
Total net assets	100.00%			$385,812,416

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  13

Portfolio of investments—February 28, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$1,738,500	$17,059,446	$(14,054,096)	$0	$0	$ 4,743,850		4,743,850	$439 #
Wells Fargo Government Money Market Fund Select Class	526,937	65,473,106	(62,479,907)	0	0	3,520,136		3,520,136	397
				$0	$0	$8,263,986	2.14%		$836

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo High Yield Bond Fund

Statement of assets and liabilities—February 28, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $4,642,379 of securities loaned), at value (cost $378,442,746)	$ 394,140,812
Investments in affiliated securites, at value (cost $8,263,986)	8,263,986
Receivable for investments sold	7,257,551
Receivable for dividends and interest	3,422,153
Receivable for Fund shares sold	327,765
Receivable for securities lending income, net	20
Prepaid expenses and other assets	1,004
Total assets	413,413,291
Liabilities
Payable for investments purchased	19,202,494
Payable upon receipt of securities loaned	4,743,850
Payable for Fund shares redeemed	3,248,163
Management fee payable	132,689
Dividends payable	68,683
Administration fees payable	39,921
Distribution fee payable	2,825
Trustees’ fees and expenses payable	2,274
Accrued expenses and other liabilities	159,976
Total liabilities	27,600,875
Total net assets	$385,812,416
Net assets consist of
Paid-in capital	$ 424,744,791
Total distributable loss	(38,932,375)
Total net assets	$385,812,416
Computation of net asset value and offering price per share
Net assets – Class A	$ 245,387,730
Shares outstanding – Class A1	72,467,169
Net asset value per share – Class A	$3.39
Maximum offering price per share – Class A2	$3.55
Net assets – Class C	$ 4,782,313
Shares outstanding – Class C1	1,408,190
Net asset value per share – Class C	$3.40
Net assets – Administrator Class	$ 18,780,350
Shares outstanding – Administrator Class[1]	5,540,030
Net asset value per share – Administrator Class	$3.39
Net assets – Institutional Class	$ 116,862,023
Shares outstanding – Institutional Class[1]	34,469,777
Net asset value per share – Institutional Class	$3.39
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  15

Statement of operations—six months ended February 28, 2021 (unaudited)

Investment income
Interest	$ 7,784,571
Dividends	414,900
Income from affiliated securities	1,881
Total investment income	8,201,352
Expenses
Management fee	1,028,892
Administration fees
Class A	197,134
Class C	4,894
Administrator Class	9,959
Institutional Class	40,675
Shareholder servicing fees
Class A	307,873
Class C	7,647
Administrator Class	24,844
Distribution fee
Class C	22,942
Custody and accounting fees	13,095
Professional fees	26,315
Registration fees	28,248
Shareholder report expenses	19,553
Trustees’ fees and expenses	9,557
Other fees and expenses	11,339
Total expenses	1,752,967
Less: Fee waivers and/or expense reimbursements
Fund-level	(164,686)
Class A	(16,313)
Administrator Class	(7,810)
Institutional Class	(35,120)
Net expenses	1,529,038
Net investment income	6,672,314
Realized and unrealized gains (losses) on investments
Net realized gains on investments	2,598,251
Net change in unrealized gains (losses) on investments	3,742,123
Net realized and unrealized gains (losses) on investments	6,340,374
Net increase in net assets resulting from operations	$13,012,688
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo High Yield Bond Fund

Statement of changes in net assets

	Six months ended February 28, 2021 (unaudited)		Year ended August 31, 2020
Operations
Net investment income		$ 6,672,314		$ 14,615,422
Payment from affiliate		0		31,431
Net realized gains (losses) on investments		2,598,251		(14,583,364)
Net change in unrealized gains (losses) on investments		3,742,123		18,161,495
Net increase in net assets resulting from operations		13,012,688		18,224,984
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,304,184)		(10,215,739)
Class C		(83,972)		(310,197)
Administrator Class		(360,344)		(956,624)
Institutional Class		(1,967,330)		(3,097,746)
Total distributions to shareholders		(6,715,830)		(14,580,306)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,348,040	7,934,474	4,641,622	15,155,503
Class C	53,258	180,839	215,082	688,486
Administrator Class	127,478	428,134	1,596,322	5,195,585
Institutional Class	17,209,957	57,467,860	10,922,542	35,419,171
		66,011,307		56,458,745
Reinvestment of distributions
Class A	1,162,883	3,914,275	2,842,804	9,241,024
Class C	24,628	82,850	89,154	289,705
Administrator Class	100,919	339,550	278,499	906,613
Institutional Class	580,656	1,960,105	939,820	3,063,178
		6,296,780		13,500,520
Payment for shares redeemed
Class A	(6,455,622)	(21,725,901)	(15,248,102)	(49,382,003)
Class C	(1,142,387)	(3,860,046)	(1,551,285)	(5,081,240)
Administrator Class	(1,035,787)	(3,495,525)	(3,020,506)	(9,617,779)
Institutional Class	(5,366,929)	(18,139,723)	(12,861,136)	(41,411,140)
		(47,221,195)		(105,492,162)
Net increase (decrease) in net assets resulting from capital share transactions		25,086,892		(35,532,897)
Total increase (decrease) in net assets		31,383,750		(31,888,219)
Net assets
Beginning of period		354,428,666		386,316,885
End of period		$385,812,416		$ 354,428,666
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$3.33	$3.29	$3.28	$3.40	$3.31	$3.16
Net investment income	0.06	0.13	0.14	0.14	0.14	0.13
Payment from affiliate	0.00	0.00 [1]	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.06	0.04	0.01	(0.12)	0.10	0.15
Total from investment operations	0.12	0.17	0.15	0.02	0.24	0.28
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.14)	(0.13)	(0.15)	(0.13)
Tax basis return of capital	0.00	0.00	0.00	(0.01)	0.00	0.00
Total distributions to shareholders	(0.06)	(0.13)	(0.14)	(0.14)	(0.15)	(0.13)
Net asset value, end of period	$3.39	$3.33	$3.29	$3.28	$3.40	$3.31
Total return[2]	3.58%	5.31% [3]	4.79%	0.68%	7.28%	9.25%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.04%	1.04%	1.02%	1.01%	1.04%
Net expenses	0.92%	0.93%	0.93%	0.93%	0.93%	1.01%
Net investment income	3.47%	4.01%	4.36%	4.26%	4.39%	4.24%
Supplemental data
Portfolio turnover rate	17%	34%	26%	18%	20%	75%
Net assets, end of period (000s omitted)	$245,388	$251,410	$273,553	$272,170	$314,156	$370,560

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended August 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return. See Note 4 in the Notes to Financials Statements for additional information.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo High Yield Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$3.34	$3.29	$3.28	$3.40	$3.31	$3.16
Net investment income	0.05 [1]	0.11 [1]	0.12 [1]	0.12	0.12	0.11
Payment from affiliate	0.00	0.01	0.00	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.06	0.03	0.01	(0.12)	0.09	0.15
Total from investment operations	0.11	0.15	0.13	0.00	0.21	0.26
Distributions to shareholders from
Net investment income	(0.05)	(0.10)	(0.12)	(0.11)	(0.12)	(0.11)
Tax basis return of capital	0.00	0.00	0.00	(0.01)	(0.00) [2]	0.00
Total distributions to shareholders	(0.05)	(0.10)	(0.12)	(0.12)	(0.12)	(0.11)
Net asset value, end of period	$3.40	$3.34	$3.29	$3.28	$3.40	$3.31
Total return[3]	3.19%	4.83% [4]	4.00%	(0.07)%	6.49%	8.44%
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.79%	1.79%	1.77%	1.76%	1.80%
Net expenses	1.68%	1.68%	1.68%	1.68%	1.68%	1.77%
Net investment income	2.73%	3.25%	3.64%	3.51%	3.65%	3.48%
Supplemental data
Portfolio turnover rate	17%	34%	26%	18%	20%	75%
Net assets, end of period (000s omitted)	$4,782	$8,265	$12,220	$47,811	$61,734	$72,908

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]	During the year ended August 31, 2020, the Fund received a payment from an affiliate that had a 0.31% impact on the total return. See Note 4 in the Notes to Financials Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$3.34	$3.29	$3.29	$3.41	$3.31	$3.16
Net investment income	0.06	0.13	0.15 [1]	0.15	0.15	0.14 [1]
Net realized and unrealized gains (losses) on investments	0.05	0.05	0.00	(0.12)	0.10	0.15
Total from investment operations	0.11	0.18	0.15	0.03	0.25	0.29
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.15)	(0.14)	(0.15)	(0.14)
Tax basis return of capital	0.00	0.00	0.00	(0.01)	(0.00) [2]	0.00
Total distributions to shareholders	(0.06)	(0.13)	(0.15)	(0.15)	(0.15)	(0.14)
Net asset value, end of period	$3.39	$3.34	$3.29	$3.29	$3.41	$3.31
Total return[3]	3.34%	5.76%	4.60%	0.82%	7.74%	9.48%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.99%	0.98%	0.96%	0.95%	0.98%
Net expenses	0.79%	0.79%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.57%	4.14%	4.48%	4.39%	4.55%	4.43%
Supplemental data
Portfolio turnover rate	17%	34%	26%	18%	20%	75%
Net assets, end of period (000s omitted)	$18,780	$21,185	$24,667	$23,940	$31,592	$76,688

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo High Yield Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$3.34	$3.29	$3.28	$3.41	$3.31	$3.17
Net investment income	0.06	0.14	0.15	0.16	0.16	0.14
Net realized and unrealized gains (losses) on investments	0.06	0.05	0.01	(0.13)	0.10	0.14
Total from investment operations	0.12	0.19	0.16	0.03	0.26	0.28
Distributions to shareholders from
Net investment income	(0.07)	(0.14)	(0.15)	(0.15)	(0.16)	(0.14)
Tax basis return of capital	0.00	0.00	0.00	(0.01)	(0.00) [1]	0.00
Total distributions to shareholders	(0.07)	(0.14)	(0.15)	(0.16)	(0.16)	(0.14)
Net asset value, end of period	$3.39	$3.34	$3.29	$3.28	$3.41	$3.31
Total return[2]	3.47%	6.04%	5.20%	0.79%	8.03%	9.27%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.71%	0.71%	0.69%	0.68%	0.70%
Net expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.61%
Net investment income	3.85%	4.39%	4.75%	4.67%	4.79%	4.65%
Supplemental data
Portfolio turnover rate	17%	34%	26%	18%	20%	75%
Net assets, end of period (000s omitted)	$116,862	$73,568	$75,877	$134,770	$125,991	$100,023

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo High Yield Bond Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and sub-advisory agreement. The Fund's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions

22  |  Wells Fargo High Yield Bond Fund

Notes to financial statements (unaudited)
is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $374,750,789 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$33,486,083
Gross unrealized losses	(5,832,074)
Net unrealized gains	$27,654,009
As of August 31, 2020, the Fund had capital loss carryforwards which consisted of $16,415,740 in short-term capital losses and $41,199,521 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Wells Fargo High Yield Bond Fund  |  23

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 105,440	$ 0	$0	$ 105,440
Health care	16,439,095	0	0	16,439,095
Industrials	3,598,310	0	0	3,598,310
Information technology	16,149,160	0	0	16,149,160
Corporate bonds and notes	0	297,945,178	0	297,945,178
Yankee corporate bonds and notes	0	59,903,629	0	59,903,629
Short-term investments
Investment companies	8,263,986	0	0	8,263,986
Total assets	$44,555,991	$357,848,807	$0	$402,404,798
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2021, the Fund did not have any transfers into/out of Level 3.

24  |  Wells Fargo High Yield Bond Fund

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended February 28, 2021, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

Wells Fargo High Yield Bond Fund  |  25

Notes to financial statements (unaudited)
Expense ratio caps
Class A	0.93%
Class C	1.68
Administrator Class	0.80
Institutional Class	0.53
Other transactions
On August 14, 2020, Class A and Class C of the Fund was reimbursed by Funds Management in the amount of $79 and $31,352, respectively. The reimbursements were made in connection with resolving certain fee reimbursements.
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2021, Funds Distributor received $456 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2021 were $100,201,676 and $61,698,517, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 28, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:

26  |  Wells Fargo High Yield Bond Fund

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
BNP Paribas Securities Corporation	$1,888,039	$(1,888,039)	$0
Citigroup Global Markets Incorporated	819,100	(819,100)	0
Credit Suisse Securities (USA) LLC	1,935,240	(1,935,240)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended February 28, 2021, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo High Yield Bond Fund  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Wells Fargo High Yield Bond Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo High Yield Bond Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Wells Fargo High Yield Bond Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo High Yield Bond Fund  |  31

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0321-00294 04-21
SA218/SAR218 02-21

Semi-Annual Report
February 28, 2021
Wells Fargo Short Duration Government Bond Fund

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The views expressed and any forward-looking statements are as of February 28, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Short Duration Government Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Short Duration Government Bond Fund for the six-month period that ended February 28, 2021. Global stocks showed robust returns, as the global economy began emerging from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also had positive returns, led by high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.74%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 16.65%, while the MSCI EM Index (Net),3 had even stronger performance, with a 22.32% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned (1.55)%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 1.41%, and the Bloomberg Barclays Municipal Bond Index,6 returned 0.86% while the ICE BofA U.S. High Yield Index,7 gained 6.14%.
Hope drove the stock markets to new highs.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter gross domestic product growth.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Short Duration Government Bond Fund

Letter to shareholders (unaudited)
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February 2020. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January's expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher growth and inflation expectations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”
“February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Short Duration Government Bond Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Short Duration Government Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks to provide current income consistent with capital preservation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Maulik Bhansali, CFA®‡, Thomas O’Connor, CFA®‡, Jarad Vasquez

Average annual total returns (%) as of February 28, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (MSDAX)	3-11-1996	-0.46	1.13	1.05	1.57	1.54	1.25	0.81	0.78
Class C (MSDCX)	5-31-2002	-0.19	0.78	0.51	0.81	0.78	0.51	1.56	1.53
Class R6 (MSDRX)[3]	11-30-2012	–	–	–	1.99	1.97	1.70	0.43	0.37
Administrator Class (MNSGX)	12-18-1992	–	–	–	1.76	1.72	1.45	0.75	0.60
Institutional Class (WSGIX)	4-8-2005	–	–	–	1.94	1.90	1.63	0.48	0.42
Bloomberg Barclays U.S. 1-3 Year Government Index[4]	–	–	–	–	1.65	1.77	1.31	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.78% for Class A, 1.53% for Class C, 0.37% for Class R6, 0.60% for Administrator Class and 0.42% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.
[4]	The Bloomberg Barclays U.S. 1–3 Year Government Bond Index is composed of all publicly issued, nonconvertible domestic debt of the U.S. government and its agencies. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Wells Fargo Short Duration Government Bond Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2021[1]
U.S. Treasury Note, 0.13%, 2-28-2023	15.39
U.S. Treasury Note, 0.13%, 10-31-2022	9.90
FHLMC, 3.50%, 11-1-2030	3.40
U.S. Treasury Note, 0.13%, 9-30-2022	3.28
U.S. Treasury Note, 2.13%, 5-15-2022	3.25
U.S. Treasury Note, 0.13%, 1-31-2023	2.88
U.S. Treasury Note, 0.13%, 7-31-2022	2.46
U.S. Treasury Note, 0.13%, 12-31-2022	2.22
FHLMC, 3.50%, 2-1-2031	2.09
U.S. Treasury Note, 0.13%, 5-31-2022	2.04
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Short Duration Government Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2020 to February 28, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2020	Ending account value 2-28-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.57	$3.87	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91	0.78%
Class C
Actual	$1,000.00	$ 996.85	$7.58	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.65	1.53%
Class R6
Actual	$1,000.00	$1,002.62	$1.84	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86	0.37%
Administrator Class
Actual	$1,000.00	$1,001.48	$2.98	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%
Institutional Class
Actual	$1,000.00	$1,002.36	$2.09	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11	0.42%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Short Duration Government Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 42.29%
FHLMC (12 Month LIBOR +1.65%) ±	2.35%	3-1-2043	$1,122,575	$ 1,163,154
FHLMC	2.50	11-1-2028	4,841,625	5,120,027
FHLMC (12 Month LIBOR +1.76%) ±	2.60	12-1-2042	1,555,226	1,631,165
FHLMC (12 Month LIBOR +1.64%) ±	2.85	7-1-2047	3,081,961	3,202,788
FHLMC	3.00	10-1-2032	12,466,989	13,423,476
FHLMC (12 Month LIBOR +1.85%) ±	3.30	5-1-2042	1,041,404	1,094,618
FHLMC	3.50	11-1-2030	26,743,596	28,776,220
FHLMC	3.50	2-1-2031	16,438,963	17,679,832
FHLMC	3.50	3-1-2031	1,464,590	1,590,009
FHLMC	4.00	10-1-2033	506,134	567,666
FHLMC	4.00	1-1-2034	476,943	534,757
FHLMC	4.00	5-15-2039	242,754	244,518
FHLMC	4.00	7-1-2049	5,365,896	5,922,616
FHLMC	4.50	4-1-2031	908,075	998,793
FHLMC	4.50	11-1-2048	4,518,950	5,022,972
FHLMC Series 3632 Class PK	5.00	2-15-2040	2,580,867	2,890,423
FHLMC Series 3653 Class AU	4.00	4-15-2040	699,610	748,865
FHLMC Series 4239 Class AB	4.00	12-15-2039	109,649	110,083
FHLMC Series 4426 Class QC	1.75	7-15-2037	4,169,122	4,314,669
FHLMC Series 4891 Class PA	3.50	7-15-2048	1,328,799	1,386,156
FHLMC Series 4940 Class AG	3.00	5-15-2040	13,735,676	14,546,521
FNMA	2.00	12-1-2030	4,765,183	4,941,632
FNMA	2.00	12-1-2030	3,058,635	3,172,032
FNMA	2.00	10-1-2035	8,253,934	8,569,623
FNMA	2.00	1-1-2036	8,080,611	8,367,017
FNMA	2.00	1-25-2036	16,000,000	16,555,136
FNMA	2.00	2-1-2036	13,521,553	14,000,805
FNMA (12 Month LIBOR +1.69%) ±	2.42	11-1-2042	2,029,086	2,121,966
FNMA (12 Month LIBOR +1.56%) ±	2.48	9-1-2045	1,557,056	1,616,376
FNMA	2.50	2-1-2036	4,689,000	5,002,871
FNMA	2.50	10-1-2050	9,370,683	9,807,108
FNMA (12 Month LIBOR +1.59%) ±	2.68	1-1-2046	1,853,118	1,927,326
FNMA (12 Month LIBOR +1.58%) ±	2.70	2-1-2046	2,272,145	2,361,686
FNMA (12 Month LIBOR +1.58%) ±	2.76	6-1-2045	1,128,625	1,171,783
FNMA	3.00	4-1-2035	5,468,597	5,949,873
FNMA	3.00	12-1-2035	3,366,515	3,687,670
FNMA	3.50	6-1-2035	2,002,684	2,220,203
FNMA	3.50	7-1-2043	3,525,649	3,870,981
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	3.96	3-1-2049	2,973,010	3,129,086
FNMA	4.00	4-1-2032	407,667	445,437
FNMA	4.00	10-1-2033	625,769	690,653
FNMA	4.00	2-1-2034	3,734,069	4,084,903
FNMA	4.00	7-1-2034	921,725	1,014,425
FNMA	4.50	7-1-2048	3,444,670	3,818,584
FNMA	4.50	10-1-2048	9,575,113	10,671,795
FNMA	4.50	11-1-2049	2,141,180	2,429,958
FNMA	5.00	10-1-2040	895,758	1,036,907
FNMA	5.00	5-1-2046	369,244	428,641
FNMA	5.00	1-1-2049	3,638,219	4,134,470
FNMA	5.00	8-1-2049	5,012,035	5,701,418
FNMA	5.00	11-1-2049	4,483,476	5,097,971
FNMA	5.00	12-1-2049	2,044,273	2,367,563
FNMA	5.50	6-1-2049	5,168,109	6,014,826
FNMA Series 2009-20 Class DT	4.50	4-25-2039	1,560,409	1,751,196
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2011-14 Class GD	4.00%	4-25-2040	$1,084,247	$ 1,110,931
FNMA Series 2013-103 Class H	4.50	3-25-2038	520,050	524,780
FNMA Series 2013-71 Class AC	2.00	3-25-2038	366,613	367,158
FNMA Series 2013-90 Class A	4.00	11-25-2038	423,285	425,249
FNMA Series 2015-57 Class AB	3.00	8-25-2045	2,261,471	2,417,177
FNMA Series 2019-33 Class MA	3.50	7-25-2055	13,718,244	14,357,213
GNMA	4.00	9-20-2044	1,437,214	1,591,617
GNMA	4.00	12-20-2044	1,747,965	1,938,525
GNMA	4.00	1-20-2045	1,167,098	1,294,261
GNMA	4.00	4-20-2048	4,123,812	4,425,669
GNMA	4.50	3-20-2048	1,128,220	1,235,285
GNMA	4.50	6-20-2048	4,411,928	4,804,715
GNMA	4.50	6-20-2048	1,463,123	1,596,175
GNMA	4.50	8-20-2048	1,605,472	1,747,088
GNMA	4.50	10-20-2048	384,670	419,404
GNMA	4.50	2-20-2049	2,473,965	2,709,443
GNMA	4.50	4-20-2049	618,191	676,963
GNMA	5.00	10-15-2039	638,914	745,429
GNMA	5.00	3-20-2048	1,201,147	1,336,306
GNMA	5.00	6-20-2048	169,700	189,885
GNMA	5.00	6-20-2048	184,867	206,508
GNMA	5.00	7-20-2048	144,202	158,176
GNMA	5.00	9-20-2048	1,043,527	1,145,238
GNMA	5.00	3-20-2049	284,426	319,886
GNMA	5.00	3-20-2049	1,266,540	1,416,073
GNMA	5.00	5-20-2049	2,139,874	2,405,360
GNMA	5.50	1-20-2049	155,702	172,485
GNMA	5.50	5-20-2049	10,900,824	12,041,104
GNMA Series 2011-137 Class WA ±±	5.57	7-20-2040	2,037,078	2,383,599
GNMA Series 2012-141 Class WD ±±	4.92	7-20-2040	1,754,708	2,007,068
GNMA Series 2017-99 Class DE	2.50	7-20-2045	2,236,799	2,292,955
GNMA Series 2018-11 Class PC	2.75	12-20-2047	4,090,794	4,273,581
GNMA Series 2018-154 Class WP	3.50	11-20-2048	406,785	428,194
GNMA Series 2018-36 Class KC	3.00	2-20-2046	1,868,150	1,967,096
GNMA Series 2019-132 Class NA	3.50	9-20-2049	595,674	628,268
GNMA Series 2020-11 Class ME	2.50	2-20-2049	5,289,122	5,525,967
GNMA Series 2021-23 Class MG ‡	1.50	2-20-2051	16,846,000	17,030,253
Total Agency securities (Cost $352,789,691)				357,446,333
Asset-backed securities: 10.01%
Avis Budget Rental Car Funding LLC Series 2019-1A Class A 144A	3.45	3-20-2023	5,965,000	6,115,687
Ford Credit Auto Owner Trust Series 2018-2 Class A 144A	3.47	1-15-2030	4,060,000	4,353,120
General Motors Series 2020-2 Class A 144A	0.69	10-15-2025	2,587,000	2,600,550
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	4,226,238	4,349,286
Navient Student Loan Trust Series 2020-DA Class A 144A	1.69	5-15-2069	8,396,952	8,511,848
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	3,038,094	3,050,827
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	7,152,070	7,216,835
Navient Student Loan Trust Series 2020-IA Class A1A 144A	1.33	4-15-2069	7,368,973	7,338,636
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	2,041,000	2,041,902
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR+0.16%) ±	0.38	1-25-2037	3,079,471	3,052,219
Nelnet Student Loan Trust Series 2012-1A Class A (1 Month LIBOR+0.80%) 144A±	0.92	12-27-2039	1,942,994	1,940,059
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Short Duration Government Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR+0.80%) 144A±	0.92%	9-25-2065	$4,544,598	$ 4,534,476
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR+0.88%) ±	1.06	11-25-2042	909,605	914,633
SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR+0.14%) ±	0.36	10-27-2031	1,971,540	1,948,115
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR+0.65%) ±	0.77	12-27-2038	4,771,271	4,744,638
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	988,948	1,000,805
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	1,111,250	1,128,538
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR+1.45%) 144A±	1.56	2-17-2032	1,370,242	1,392,459
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	6,582,647	6,610,984
SMB Private Education Loan Trust Series 2021-A Class APT1 144A	1.07	1-15-2053	6,562,000	6,475,146
SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR+1.10%) 144A±	1.22	10-27-2036	521,189	524,107
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR+0.95%) 144A±	1.07	1-25-2039	1,056,378	1,061,880
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR+0.85%) 144A±	0.97	7-25-2039	321,973	321,969
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR+0.70%) 144A±	0.82	3-26-2040	563,460	563,754
SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR+0.60%) 144A±	0.72	7-25-2040	536,878	536,089
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	773,324	786,909
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	1,482,002	1,513,272
Total Asset-backed securities (Cost $84,240,267)				84,628,743
Non-agency mortgage-backed securities: 5.05%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	849,858	869,433
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	2,411,088	2,429,257
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	1,184,775	1,185,792
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	1,407,529	1,441,983
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class AAB	3.37	10-10-2047	411,043	429,216
Deephaven Residential Mortgage Trust Series 2020-2 Class A1 144A	1.69	5-25-2065	1,971,821	1,987,033
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	1,156,911	1,161,958
Mello Warehouse Securitization Trust Series 2020-1 Class A (1 Month LIBOR+0.90%)±	1.02	10-25-2053	4,875,000	4,876,896
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR+0.80%)144A±	0.92	11-25-2053	4,753,000	4,756,998
Mello Warehouse Securitization Trust Series 2021-1 A (1 Month LIBOR+0.70%)144A±	0.81	2-25-2055	4,092,000	4,060,675
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  11

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 144A±±	3.60%	4-25-2049	$965,944	$ 975,075
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.84	2-25-2059	1,963,109	1,975,183
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	1,875,142	1,917,896
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	1,383,431	1,390,266
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	1,524,321	1,565,102
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	1,145,728	1,169,925
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	2,318,178	2,344,795
Verus Securitization Trust Series 2020-5 Class A1 144A	1.22	5-25-2065	3,303,437	3,311,950
Verus Securitization Trust Series 2021-R1 Class A1 144A±±	0.82	10-25-2063	4,872,075	4,875,422
Total Non-agency mortgage-backed securities (Cost $42,498,982)				42,724,855
U.S. Treasury securities: 43.48%
U.S. Treasury Note	0.13	5-31-2022	17,270,000	17,272,698
U.S. Treasury Note	0.13	7-31-2022	20,793,000	20,795,437
U.S. Treasury Note	0.13	9-30-2022	27,740,000	27,742,167
U.S. Treasury Note	0.13	10-31-2022	83,653,000	83,653,000
U.S. Treasury Note	0.13	12-31-2022	18,766,000	18,765,267
U.S. Treasury Note	0.13	1-31-2023	24,358,000	24,355,145
U.S. Treasury Note %%	0.13	2-28-2023	130,108,000	130,108,000
U.S. Treasury Note	0.13	12-15-2023	2,963,000	2,952,583
U.S. Treasury Note	0.13	1-15-2024	8,703,000	8,667,644
U.S. Treasury Note	0.13	2-15-2024	5,814,000	5,788,564
U.S. Treasury Note	2.13	5-15-2022	26,776,000	27,428,665
Total U.S. Treasury securities (Cost $367,377,657)				367,529,170

		Yield	Shares
Short-term investments: 16.31%
Investment companies: 16.31%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	137,820,032	137,820,032
Total Short-term investments (Cost $137,820,032)				137,820,032
Total investments in securities (Cost $984,726,629)	117.14%			990,149,133
Other assets and liabilities, net	(17.14)			(144,877,793)
Total net assets	100.00%			$ 845,271,340

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
‡	Security is valued using significant unobservable inputs.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Short Duration Government Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)
Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$51,203,298	$701,735,104	$(615,118,370)	$0	$0	$137,820,032	16.31%	137,820,032	$6,972
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Note	746	6-30-2021	$164,813,571	$164,691,157	$ 0	$ (122,414)
Short
10-Year Ultra Futures	(212)	6-30-2021	(31,533,486)	(31,236,875)	296,611	0
5-Year U.S. Treasury Note	(331)	6-30-2021	(41,370,524)	(41,033,656)	336,868	0
					$633,479	$(122,414)
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  13

Statement of assets and liabilities—February 28, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $846,906,597)	$ 852,329,101
Investments in affiliated securites, at value (cost $137,820,032)	137,820,032
Cash	127,925
Receivable for interest	1,274,680
Receivable for Fund shares sold	878,743
Segregated cash for futures contracts	692,749
Principal paydown receivable	363,062
Prepaid expenses and other assets	36,860
Total assets	993,523,152
Liabilities
Payable for when-issued transactions	130,031,518
Payable for investments purchased	16,730,364
Payable for Fund shares redeemed	974,278
Management fee payable	197,521
Payable for daily variation margin on open futures contracts	101,389
Administration fees payable	55,763
Dividends payable	44,842
Distribution fee payable	4,309
Trustees’ fees and expenses payable	2,217
Accrued expenses and other liabilities	109,611
Total liabilities	148,251,812
Total net assets	$845,271,340
Net assets consist of
Paid-in capital	$ 915,470,442
Total distributable loss	(70,199,102)
Total net assets	$845,271,340
Computation of net asset value and offering price per share
Net assets – Class A	$ 86,792,640
Shares outstanding – Class A1	8,854,089
Net asset value per share – Class A	$9.80
Maximum offering price per share – Class A2	$10.00
Net assets – Class C	$ 7,172,172
Shares outstanding – Class C1	730,607
Net asset value per share – Class C	$9.82
Net assets – Class R6	$ 40,075,063
Shares outstanding – Class R6[1]	4,073,317
Net asset value per share – Class R6	$9.84
Net assets – Administrator Class	$ 33,703,944
Shares outstanding – Administrator Class[1]	3,431,650
Net asset value per share – Administrator Class	$9.82
Net assets – Institutional Class	$ 677,527,521
Shares outstanding – Institutional Class[1]	69,006,818
Net asset value per share – Institutional Class	$9.82
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Short Duration Government Bond Fund

Statement of operations—six months ended February 28, 2021 (unaudited)

Investment income
Interest	$ 3,413,474
Income from affiliated securities	6,972
Total investment income	3,420,446
Expenses
Management fee	1,311,161
Administration fees
Class A	61,791
Class C	7,006
Class R6	6,500
Administrator Class	17,152
Institutional Class	234,240
Shareholder servicing fees
Class A	96,549
Class C	10,948
Administrator Class	42,837
Distribution fee
Class C	32,843
Custody and accounting fees	16,489
Professional fees	26,685
Registration fees	37,170
Shareholder report expenses	24,921
Trustees’ fees and expenses	9,557
Other fees and expenses	9,991
Total expenses	1,945,840
Less: Fee waivers and/or expense reimbursements
Fund-level	(85,204)
Class A	(333)
Class R6	(4,693)
Administrator Class	(11,906)
Institutional Class	(63,491)
Net expenses	1,780,213
Net investment income	1,640,233
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	1,572,922
Futures contracts	1,264,161
Net realized gains on investments	2,837,083
Net change in unrealized gains (losses) on
Unaffiliated securities	(3,359,959)
Futures contracts	564,188
Net change in unrealized gains (losses) on investments	(2,795,771)
Net realized and unrealized gains (losses) on investments	41,312
Net increase in net assets resulting from operations	$ 1,681,545
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  15

Statement of changes in net assets

	Six months ended February 28, 2021 (unaudited)		Year ended August 31, 2020
Operations
Net investment income		$ 1,640,233		$ 9,525,096
Net realized gains on investments		2,837,083		7,113,797
Net change in unrealized gains (losses) on investments		(2,795,771)		3,953,438
Net increase in net assets resulting from operations		1,681,545		20,592,331
Distributions to shareholders from
Net investment income and net realized gains
Class A		(433,414)		(688,464)
Class C		(17,765)		(119,451)
Class R6		(338,218)		(1,028,202)
Administrator Class		(227,203)		(861,324)
Institutional Class		(4,341,861)		(11,227,856)
Total distributions to shareholders		(5,358,461)		(13,925,297)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,367,432	33,112,865	4,032,194	39,684,604
Class C	335,020	3,303,549	431,607	4,241,099
Class R6	520,556	5,134,469	2,648,245	26,044,046
Administrator Class	166,811	1,642,197	455,653	4,477,225
Institutional Class	33,747,907	332,302,532	28,565,351	280,049,109
		375,495,612		354,496,083
Reinvestment of distributions
Class A	43,218	424,645	67,536	660,795
Class C	1,789	17,617	11,326	110,884
Class R6	28,676	282,831	90,769	891,016
Administrator Class	22,917	225,622	87,219	854,491
Institutional Class	413,359	4,068,125	1,100,654	10,779,244
		5,018,840		13,296,430
Payment for shares redeemed
Class A	(690,433)	(6,783,072)	(1,008,887)	9,840,463
Class C	(505,071)	(4,975,899)	(572,969)	(5,611,877)
Class R6	(1,368,326)	(13,498,200)	(2,144,187)	(20,987,705)
Administrator Class	(432,120)	(4,256,804)	(848,865)	(8,326,143)
Institutional Class	(10,935,834)	(107,693,016)	(29,552,849)	(289,715,629)
		(137,206,991)		(334,481,817)
Net increase in net assets resulting from capital share transactions		243,307,461		33,310,696
Total increase in net assets		239,630,545		39,977,730
Net assets
Beginning of period		605,640,795		565,663,065
End of period		$ 845,271,340		$ 605,640,795
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Short Duration Government Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.85	$9.73	$9.60	$9.85	$9.96	$10.02
Net investment income	0.01	0.15	0.21	0.14	0.07	0.07
Net realized and unrealized gains (losses) on investments	0.00 [1]	0.18	0.16	(0.20)	(0.03)	0.02
Total from investment operations	0.01	0.33	0.37	(0.06)	0.04	0.09
Distributions to shareholders from
Net investment income	(0.06)	(0.21)	(0.24)	(0.19)	(0.15)	(0.15)
Net asset value, end of period	$9.80	$9.85	$9.73	$9.60	$9.85	$9.96
Total return[2]	0.06%	3.41%	3.92%	(0.56)%	0.45%	0.90%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.81%	0.81%	0.80%	0.79%	0.78%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	0.13%	1.32%	2.22%	1.36%	0.79%	0.70%
Supplemental data
Portfolio turnover rate	164%	395%	635%	331%	348%	284%
Net assets, end of period (000s omitted)	$86,793	$60,425	$29,618	$30,538	$51,890	$57,976

[1]	Amount is less than $0.005.
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.87	$9.75	$9.62	$9.87	$9.98	$10.03
Net investment income (loss)	(0.03) [1]	0.07	0.14 [1]	0.06 [1]	0.00 [1,2]	(0.01)
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.18	0.16	(0.19)	(0.03)	0.03
Total from investment operations	(0.03)	0.25	0.30	(0.13)	(0.03)	0.02
Distributions to shareholders from
Net investment income	(0.02)	(0.13)	(0.17)	(0.12)	(0.08)	(0.07)
Net asset value, end of period	$9.82	$9.87	$9.75	$9.62	$9.87	$9.98
Total return[3]	(0.31)%	2.64%	3.14%	(1.30)%	(0.30)%	0.25%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.56%	1.56%	1.55%	1.54%	1.53%
Net expenses	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Net investment income (loss)	(0.59)%	0.61%	1.49%	0.62%	0.04%	(0.05)%
Supplemental data
Portfolio turnover rate	164%	395%	635%	331%	348%	284%
Net assets, end of period (000s omitted)	$7,172	$8,868	$10,032	$15,093	$20,026	$27,454

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Short Duration Government Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class R6	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.89	$9.77	$9.64	$9.89	$9.99	$10.05
Net investment income	0.03 [1]	0.19	0.25 [1]	0.16 [1]	0.12 [1]	0.12
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.18	0.16	(0.17)	(0.02)	0.01
Total from investment operations	0.03	0.37	0.41	(0.01)	0.10	0.13
Distributions to shareholders from
Net investment income	(0.08)	(0.25)	(0.28)	(0.24)	(0.20)	(0.19)
Net asset value, end of period	$9.84	$9.89	$9.77	$9.64	$9.89	$9.99
Total return[3]	0.26%	3.83%	4.34%	(0.14)%	0.96%	1.32%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.43%	0.43%	0.42%	0.41%	0.40%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	0.55%	1.77%	2.62%	1.64%	1.19%	1.11%
Supplemental data
Portfolio turnover rate	164%	395%	635%	331%	348%	284%
Net assets, end of period (000s omitted)	$40,075	$48,371	$41,987	$35,472	$172,106	$233,993

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.87	$9.75	$9.62	$9.87	$9.98	$10.03
Net investment income	0.02 [1]	0.16 [1]	0.23 [1]	0.15 [1]	0.08	0.08
Net realized and unrealized gains (losses) on investments	(0.01) [2]	0.19	0.16	(0.19)	(0.02)	0.04
Total from investment operations	0.01	0.35	0.39	(0.04)	0.06	0.12
Distributions to shareholders from
Net investment income	(0.06)	(0.23)	(0.26)	(0.21)	(0.17)	(0.17)
Net asset value, end of period	$9.82	$9.87	$9.75	$9.62	$9.87	$9.98
Total return[3]	0.15%	3.60%	4.10%	(0.37)%	0.63%	1.18%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.75%	0.75%	0.74%	0.73%	0.72%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.32%	1.54%	2.41%	1.56%	0.96%	0.87%
Supplemental data
Portfolio turnover rate	164%	395%	635%	331%	348%	284%
Net assets, end of period (000s omitted)	$33,704	$36,262	$38,816	$71,997	$89,743	$121,576

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Short Duration Government Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.87	$9.75	$9.62	$9.87	$9.98	$10.03
Net investment income	0.03	0.17	0.25	0.17	0.11	0.11
Net realized and unrealized gains (losses) on investments	(0.01)	0.19	0.16	(0.19)	(0.03)	0.03
Total from investment operations	0.02	0.36	0.41	(0.02)	0.08	0.14
Distributions to shareholders from
Net investment income	(0.07)	(0.24)	(0.28)	(0.23)	(0.19)	(0.19)
Net asset value, end of period	$9.82	$9.87	$9.75	$9.62	$9.87	$9.98
Total return[1]	0.24%	3.78%	4.29%	(0.20)%	0.81%	1.37%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.48%	0.48%	0.47%	0.46%	0.45%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	0.49%	1.72%	2.57%	1.75%	1.15%	1.06%
Supplemental data
Portfolio turnover rate	164%	395%	635%	331%	348%	284%
Net assets, end of period (000s omitted)	$677,528	$451,715	$445,211	$493,372	$579,690	$664,047

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short Duration Government Bond Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and sub-advisory agreement. The Fund's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a

22  |  Wells Fargo Short Duration Government Bond Fund

Notes to financial statements (unaudited)
regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $984,731,247 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 7,322,177
Gross unrealized losses	(1,393,226)
Net unrealized gains	$ 5,928,951
As of August 31, 2020, the Fund had capital loss carryforwards which consisted of $39,108,647 in short-term capital losses and $36,448,663 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based

Wells Fargo Short Duration Government Bond Fund  |  23

Notes to financial statements (unaudited)
on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 340,416,080	$ 17,030,253	$ 357,446,333
Asset-backed securities	0	84,628,743	0	84,628,743
Non-agency mortgage-backed securities	0	42,724,855	0	42,724,855
U.S. Treasury securities	367,529,170	0	0	367,529,170
Short-term investments
Investment companies	137,820,032	0	0	137,820,032
	505,349,202	467,769,678	17,030,253	990,149,133
Futures contracts	633,479	0	0	633,479
Total assets	$505,982,681	$467,769,678	$17,030,253	$990,782,612
Liabilities
Futures contracts	$ 122,414	$ 0	$ 0	$ 122,414
Total liabilities	$ 122,414	$ 0	$ 0	$ 122,414
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Agency securities
Balance as of August 31, 2020	$ 0
Accrued discounts (premiums)	0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(157,931)
Purchases	17,188,184
Sales	0
Transfer into Level 3	0
Transfer out of Level 3	0
Balance as of February 28, 2021	$17,030,253
Change in unrealized gain (loss) from investments held at February 28, 2021	$ (157,931)
The agency security in the Level 3 table was valued using an indicative broker quote. The indicative broker quote was considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and

24  |  Wells Fargo Short Duration Government Bond Fund

Notes to financial statements (unaudited)
therefore the disclosure that would address these inputs is not included above.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 28, 2021, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2021 to

Wells Fargo Short Duration Government Bond Fund  |  25

Notes to financial statements (unaudited)
waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.78%
Class C	1.53
Class R6	0.37
Administrator Class	0.60
Institutional Class	0.42
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2021, Funds Distributor received $1,255 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,489,971,192	$93,593,762	$1,204,228,829	$29,486,824
6. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2021, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $153,777,723 in long futures contracts and $61,945,360 in short futures contracts during the six months ended February 28, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

26  |  Wells Fargo Short Duration Government Bond Fund

Notes to financial statements (unaudited)
on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended February 28, 2021, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Short Duration Government Bond Fund  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Wells Fargo Short Duration Government Bond Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Short Duration Government Bond Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Wells Fargo Short Duration Government Bond Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Short Duration Government Bond Fund  |  31

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0321-00295 04-21
SA220/SAR220 2-21

Semi-Annual Report
February 28, 2021
Wells Fargo
Short-Term Bond Plus Fund

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The views expressed and any forward-looking statements are as of February 28, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Short-Term Bond Plus Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term Bond Plus Fund for the six-month period that ended February 28, 2021. Global stocks showed robust returns, as the global economy began emerging from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also had positive returns, led by high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.74%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 16.65%, while the MSCI EM Index (Net),3 had even stronger performance, with a 22.32% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned (1.55)%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 1.41%, and the Bloomberg Barclays Municipal Bond Index,6 returned 0.86% while the ICE BofA U.S. High Yield Index,7 gained 6.14%.
Hope drove the stock markets to new highs.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter gross domestic product growth.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Short-Term Bond Plus Fund

Letter to shareholders (unaudited)
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February 2020. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January's expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher growth and inflation expectations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”
“February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Short-Term Bond Plus Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Short-Term Bond Plus Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Christopher Y. Kauffman, CFA®‡, Jay N. Mueller, CFA®‡, Janet S. Rilling, CFA®‡, CPA, Michael J. Schueller, CFA®‡, Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 28, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SSTVX)	8-31-1999	2.58	2.42	1.89	4.67	2.84	2.10	0.85	0.75
Class C (WFSHX)	3-31-2008	2.79	2.05	1.33	3.79	2.05	1.33	1.60	1.50
Class R6 (SSTYX)[3]	7-31-2018	–	–	–	4.98	3.08	2.38	0.47	0.43
Institutional Class (SSHIX)	8-31-1999	–	–	–	4.92	3.08	2.38	0.52	0.48
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[4]	–	–	–	–	1.94	2.09	1.58	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6 and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.03% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.72% for Class A, 1.47% for Class C, 0.40% for Class R6 and 0.45% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.
[4]	The Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index is the one- to three-year component of the Bloomberg Barclays U.S. Government/Credit Bond Index that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Wells Fargo Short-Term Bond Plus Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below investment- grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The Fund is exposed to high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Wells Fargo Short-Term Bond Plus Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2021[1]
U.S. Treasury Note, 0.25%, 4-15-2023	3.46
Invesco BulletShares 2022 High Yield Corporate Bond ETF	1.89
FNMA, 2.00%, 1-25-2036	1.35
iShares 0-5 Year High Yield Corporate Bond ETF	1.16
Chase Auto Credit Linked Note Series 2020-1 Class B , 0.99%, 1-25-2028	1.01
Drive Auto Receivables Trust Series 2018-4 Class D, 4.09%, 1-15-2026	0.84
Invesco BulletShares 2023 High Yield Corporate Bond ETF	0.83
National Securities Clearing Corporation, 1.50%, 4-23-2025	0.78
Santander Drive Auto Receivables Trust Series 2021-1 Class C, 0.75%, 2-17-2026	0.71
Valero Energy Corporation, 2.85%, 4-15-2025	0.64
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Wells Fargo Short-Term Bond Plus Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2020 to February 28, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2020	Ending account value 2-28-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,015.20	$3.50	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Class C
Actual	$1,000.00	$1,011.23	$7.33	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35	1.47%
Class R6
Actual	$1,000.00	$1,016.71	$2.00	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$2.01	0.40%
Institutional Class
Actual	$1,000.00	$1,016.45	$2.25	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Short-Term Bond Plus Fund  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 3.11%
FHLMC (12 Month LIBOR +1.91%) ±	2.41%	9-1-2031	$2,104	$ 2,103
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	2.53	4-1-2038	124,395	130,921
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	2.90	7-1-2029	504	504
FHLMC (3 Year Treasury Constant Maturity +2.21%) ±	3.43	5-1-2026	15,389	15,615
FHLMC	3.50	10-15-2025	219,154	230,217
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	3.75	4-1-2032	20,694	20,918
FHLMC	4.00	5-1-2025	379,515	404,025
FHLMC	6.00	10-1-2021	7,657	7,716
FHLMC	9.50	12-1-2022	61	61
FHLMC Series 2597 Class AE	5.50	4-15-2033	23,246	25,276
FHLMC Series 2642 Class AR	4.50	7-15-2023	76,879	79,257
FHLMC Series 3609 Class LA	4.00	12-15-2024	41	42
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	1.12	5-25-2044	502,516	502,116
FHLMC Series T-42 Class A6	9.50	2-25-2042	257,823	326,183
FHLMC Series T-57 Class 2A1 ±±	3.81	7-25-2043	59,775	63,956
FHLMC Series T-59 Class 2A1 ±±	3.58	10-25-2043	683,687	838,628
FHMLC Series 4358 Class DA	3.00	6-15-2040	743,470	749,214
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	1.75	8-1-2034	124,375	124,653
FNMA %%	2.00	1-25-2036	6,400,000	6,622,045
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	2.32	11-1-2031	33,022	33,215
FNMA (12 Month LIBOR +1.77%) ±	2.56	7-1-2044	399,002	422,172
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.75	8-1-2036	659,042	701,438
FNMA	4.00	6-25-2026	245,223	266,793
FNMA	4.00	8-25-2037	162,428	168,884
FNMA	5.50	3-1-2023	101,638	104,630
FNMA	6.00	4-1-2021	15	15
FNMA	6.00	3-1-2033	179,571	201,819
FNMA	6.50	8-1-2031	140,712	167,437
FNMA	8.00	9-1-2023	188	189
FNMA	9.00	11-1-2024	16,250	17,714
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	421,325	505,962
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	22,808	28,106
FNMA Series 2003-41 Class PE	5.50	5-25-2023	72,804	75,557
FNMA Series 2003-W11 Class A1 ±±	3.17	6-25-2033	4,240	4,310
FNMA Series 2003-W6 Class 6A ±±	3.50	8-25-2042	414,198	432,916
FNMA Series 2003-W6 Class PT4 ±±	8.30	10-25-2042	44,931	55,562
FNMA Series 2005-84 Class MB	5.75	10-25-2035	195,761	219,821
FNMA Series 2006-W1 Class 2AF2 (1 Month LIBOR +0.19%) ±	0.32	2-25-2046	858,893	845,502
FNMA Series 2010-37 Class A1	5.41	5-25-2035	804,319	843,357
GNMA	4.50	4-20-2035	48,608	52,493
GNMA	8.00	12-15-2023	5,492	5,802
GNMA	9.00	11-15-2024	100	100
Total Agency securities (Cost $14,858,377)				15,297,244
Asset-backed securities: 9.92%
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR+1.05%) 144A±	1.23	11-20-2028	1,356,940	1,357,501
Chase Auto Credit Linked Note Series 2020-1 Class B 144A	0.99	1-25-2028	4,966,638	4,982,417
Chesapeake Funding II LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	122,036	122,174
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56%	9-25-2045	$1,630,009	$ 1,692,338
Drive Auto Receivables Trust Series 2018-3 Class C	3.72	9-16-2024	103,925	104,221
Drive Auto Receivables Trust Series 2018-4 Class D	4.09	1-15-2026	4,000,000	4,141,408
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR+1.00%) 144A±	1.13	12-25-2056	629,157	635,662
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	2,134,476	2,148,763
GM Financial Securitized Term Trust Series 2018-4 Class C	3.62	6-17-2024	300,000	314,467
Hertz Vehicle Financing LLC Series 2015-3A Class B 144A	3.71	9-25-2021	2,250,000	2,255,733
Hertz Vehicle Financing LLC Series 2016-2A Class A 144A	2.95	3-25-2022	235,857	237,104
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	182,316	183,296
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	197,470	198,520
Hertz Vehicle Financing LLC Series 2018-1A Class B 144A	3.60	2-25-2024	2,690,000	2,700,414
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	417,231	418,909
Hertz Vehicle Financing LLC Series 2019-1A Class B 144A	4.10	3-25-2023	1,500,000	1,503,013
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	142,485	142,691
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	2,314,518	2,336,694
Ocwen Master Advance Receivable Trust Series 2020-T1 Class AT1 144A	1.28	8-15-2052	2,930,000	2,950,709
Santander Drive Auto Receivables Trust Series 2017-1 Class D	3.17	4-17-2023	1,242,996	1,251,128
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	3,500,000	3,499,588
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR+0.10%) ±	0.32	9-15-2026	169,191	169,184
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR+0.60%) ±	0.73	11-25-2027	79,900	79,934
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR+0.65%) ±	0.77	12-27-2038	1,579,610	1,570,793
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR+0.55%) ±	0.68	5-26-2055	797,043	787,842
SLM Student Loan Trust Series 2014-A Class B 144A	3.50	11-15-2044	2,500,000	2,522,938
SoFi Professional Loan Program LLC Series 2016- A Class A1 (1 Month LIBOR+1.75%) 144A±	1.88	8-25-2036	1,114,146	1,127,707
SpringCastle America Funding LLC 144A	1.97	9-25-2037	1,827,693	1,847,787
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR+1.22%) 144A±	1.34	10-25-2027	602,480	606,113
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	197,675	198,744
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR+0.90%) 144A±	1.02	4-25-2048	721,323	723,950
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR+0.60%) 144A±	0.72	1-25-2046	1,283,117	1,274,771
Volvo Financial Equipment LLC Series 2018-AA Class A (1 Month LIBOR+0.52%) 144A±	0.63	7-17-2023	2,240,000	2,243,247
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Plus Fund  |  11

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57%	2-15-2023	$686,371	$ 688,774
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	39,469	39,573
World Omni Automobile Lease Southeast Series 2019-A Class A4	3.01	7-15-2024	1,710,000	1,738,320
Total Asset-backed securities (Cost $48,619,369)				48,796,427
Corporate bonds and notes: 27.49%
Communication services: 1.42%
Diversified telecommunication services: 0.57%
CyrusOne LP	2.90	11-15-2024	630,000	667,636
T-Mobile USA Incorporated 144A	3.50	4-15-2025	2,000,000	2,162,460
				2,830,096
Media: 0.78%
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	1,655,000	1,671,550
QVC Incorporated	4.85	4-1-2024	2,000,000	2,145,000
				3,816,550
Wireless telecommunication services: 0.07%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	330,000	332,475
Consumer discretionary: 3.01%
Automobiles: 1.43%
Ford Motor Company	8.50	4-21-2023	845,000	944,288
Ford Motor Company	9.00	4-22-2025	1,730,000	2,092,911
General Motors Company	6.13	10-1-2025	2,150,000	2,559,511
Volkswagen Group America Company 144A	3.35	5-13-2025	1,325,000	1,435,665
				7,032,375
Hotels, restaurants & leisure: 0.63%
Genting New York LLC 144A	3.30	2-15-2026	1,080,000	1,083,107
Las Vegas Sands Corporation	3.20	8-8-2024	1,900,000	1,994,724
				3,077,831
Household durables: 0.46%
Lennar Corporation	4.75	11-15-2022	251,000	263,550
Lennar Corporation	5.88	11-15-2024	1,770,000	2,022,225
				2,285,775
Textiles, apparel & luxury goods: 0.49%
Ralph Lauren Corporation	1.70	6-15-2022	1,380,000	1,403,944
Tapestry Incorporated	3.00	7-15-2022	1,005,000	1,031,603
				2,435,547
Consumer staples: 1.63%
Food & staples retailing: 0.29%
7 Eleven Incorporated 144A	0.80	2-10-2024	1,445,000	1,446,218
Food products: 0.44%
Land O'Lakes Incorporated 144A	6.00	11-15-2022	2,000,000	2,135,514
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco: 0.90%
Altria Group Incorporated	1.70%	6-15-2025	$1,515,000	$ 1,925,294
BAT Capital Corporation	2.79	9-6-2024	2,350,000	2,499,810
				4,425,104
Energy: 2.84%
Oil, gas & consumable fuels: 2.84%
Energy Transfer Operating Company	3.60	2-1-2023	1,188,000	1,247,181
Energy Transfer Partners LP	5.20	2-1-2022	2,060,000	2,119,064
Marathon Petroleum Corporation	4.70	5-1-2025	2,500,000	2,843,513
Oneok Incorporated Company	5.85	1-15-2026	1,885,000	2,231,467
Plains All American Pipeline LP	3.85	10-15-2023	2,205,000	2,346,552
Valero Energy Corporation	2.85	4-15-2025	3,000,000	3,165,704
				13,953,481
Financials: 11.14%
Banks: 3.82%
Bank of America Corporation (U.S. SOFR+0.74%) ±	0.81	10-24-2024	3,000,000	3,022,734
Bank of America Corporation (3 Month LIBOR+0.94%) ±	3.86	7-23-2024	1,000,000	1,077,307
Citigroup Incorporated (U.S. SOFR+0.69%) ±	0.78	10-30-2024	2,000,000	2,010,290
Credit Suisse NY	2.95	4-9-2025	2,250,000	2,432,552
Deutsche Bank (U.S. SOFR+2.16%) ±	2.22	9-18-2024	1,500,000	1,543,593
JPMorgan Chase & Company (U.S. SOFR+0.70%) ±	1.04	2-4-2027	835,000	823,495
JPMorgan Chase & Company (U.S. SOFR+1.46%) ±	1.51	6-1-2024	3,000,000	3,070,750
JPMorgan Chase & Company (3 Month LIBOR+0.70%) ±	3.21	4-1-2023	1,080,000	1,113,444
Santander Holdings USA Incorporated	3.40	1-18-2023	2,500,000	2,618,271
Synchrony Bank	3.65	5-24-2021	1,075,000	1,080,034
				18,792,470
Capital markets: 1.83%
Ameriprise Financial Services Incorporated	3.00	4-2-2025	2,000,000	2,145,319
Goldman Sachs Group Incorporated (U.S. SOFR+0.54%) ±	0.63	11-17-2023	1,500,000	1,504,627
Goldman Sachs Group Incorporated (3 Month LIBOR+0.82%) ±	2.88	10-31-2022	2,900,000	2,946,918
Morgan Stanley (U.S. SOFR+1.99%) ±	2.19	4-28-2026	2,305,000	2,400,197
				8,997,061
Consumer finance: 2.38%
BMW US Capital LLC 144A	3.90	4-9-2025	1,000,000	1,107,475
Daimler Finance North America LLC 144A	0.75	3-1-2024	1,420,000	1,422,351
General Motors Financial Company Incorporated	1.70	8-18-2023	1,000,000	1,022,586
Harley Davidson Financial Services Company 144A	3.35	6-8-2025	1,395,000	1,477,539
Hyundai Capital America Company 144A	1.30	1-8-2026	1,115,000	1,103,154
Hyundai Capital America Company 144A	2.38	2-10-2023	1,695,000	1,748,073
Nissan Motor Acceptance Corporation 144A	3.88	9-21-2023	2,030,000	2,181,639
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	1,600,000	1,654,840
				11,717,657
Diversified financial services: 1.62%
GTP Acquisition Partners Corporation 144A	3.48	6-15-2050	1,900,000	2,035,663
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Plus Fund  |  13

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services (continued)
National Securities Clearing Corporation 144A	1.50%	4-23-2025	$3,750,000	$ 3,820,206
WEA Finance LLC 144A	3.75	9-17-2024	2,000,000	2,128,408
				7,984,277
Insurance: 1.02%
Athene Global Funding 144A	2.50	1-14-2025	2,705,000	2,833,195
OneBeacon US Holdings Incorporated	4.60	11-9-2022	2,075,000	2,203,196
				5,036,391
Mortgage REITs: 0.47%
Starwood Property Trust Incorporated	5.00	12-15-2021	1,500,000	1,522,500
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	750,000	781,875
				2,304,375
Health care: 0.73%
Health care providers & services: 0.73%
Dignity Health	3.13	11-1-2022	2,255,000	2,335,173
Magellan Health Incorporated	4.90	9-22-2024	1,155,000	1,264,725
				3,599,898
Industrials: 2.63%
Aerospace & defense: 0.66%
The Boeing Company	4.51	5-1-2023	2,000,000	2,145,176
The Boeing Company	4.88	5-1-2025	1,000,000	1,118,002
				3,263,178
Airlines: 0.91%
Delta Air Lines incorporated 144A	4.50	10-20-2025	2,455,000	2,622,074
Delta Air Lines Incorporated	3.40	4-19-2021	1,000,000	1,002,178
United Airlines Pass-Through Trust Certificates Series 2020-1 Class B	4.88	7-15-2027	810,000	838,350
				4,462,602
Machinery: 0.58%
CNH Industrial Capital LLC	1.95	7-2-2023	2,750,000	2,836,462
Trading companies & distributors: 0.48%
Aircastle Limited 144A	5.25	8-11-2025	700,000	766,451
Fortress Transportation & Infrastructure Investors LLC 144A	6.75	3-15-2022	1,616,000	1,615,305
				2,381,756
Information technology: 0.53%
Semiconductors & semiconductor equipment: 0.53%
Microchip Technology Incorporated 144A	0.97	2-15-2024	1,000,000	1,003,605
Microchip Technology Incorporated 144A	2.67	9-1-2023	1,525,000	1,596,165
				2,599,770
Real estate: 2.56%
Equity REITs: 2.56%
Omega Healthcare Investors Incorporated	4.95	4-1-2024	2,210,000	2,424,377
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Sabra Health Care LP / Sabra Capital Corporation	4.80%	6-1-2024	$2,500,000	$ 2,731,294
SBA Tower Trust 144A	3.45	3-15-2048	2,135,000	2,261,616
Service Properties Trust	4.50	6-15-2023	1,500,000	1,511,250
Tanger Properties LP	3.88	12-1-2023	1,485,000	1,559,088
Vornado Realty Trust	3.50	1-15-2025	2,000,000	2,123,647
				12,611,272
Utilities: 1.00%
Electric utilities: 0.38%
Florida Power and Light Company	2.85	4-1-2025	800,000	858,946
NRG Energy Incorporated 144A	2.00	12-2-2025	1,000,000	1,008,377
				1,867,323
Gas utilities: 0.31%
CenterPoint Energy (3 Month LIBOR+0.50%) ±	0.68	3-2-2023	770,000	770,000
CenterPoint Energy	0.70	3-2-2023	765,000	764,258
				1,534,258
Independent power & renewable electricity producers: 0.31%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	1,500,000	1,530,000
Total Corporate bonds and notes (Cost $130,413,651)				135,289,716

	Shares
Exchange-traded funds: 3.88%
Invesco BulletShares 2022 High Yield Corporate Bond ETF	402,000	9,318,360
Invesco BulletShares 2023 High Yield Corporate Bond ETF	161,500	4,069,800
iShares 0-5 Year High Yield Corporate Bond ETF	126,000	5,727,960
Total Exchange-traded funds (Cost $18,842,101)		19,116,120

			Principal
Foreign corporate bonds and notes: 0.37%
Financials: 0.24%
Banks: 0.24%
Permanent TSB Group (EUR Swap Annual (vs. 6 Month EURIBOR) 1 Year +2.55%) ±	2.13	9-26-2024	EUR	1,000,000	1,215,066
Industrials: 0.13%
Electrical equipment: 0.13%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	500,000	630,423
Total Foreign corporate bonds and notes (Cost $1,764,258)					1,845,489
Foreign government bonds: 1.22%
Brazil Government Bond ¤	0.00	1-1-2024	BRL	17,000,000	2,504,612
Hungary Government Bond	1.50	8-23-2023	HUF	350,000,000	1,174,689
Malaysia Government Bond	3.88	3-14-2025	MYR	3,500,000	921,256
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Plus Fund  |  15

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign government bonds (continued)
Malaysia Government Bond	3.96%	9-15-2025	MYR	3,500,000	$ 925,107
Republic of Turkey Government Bond	4.75	1-26-2026	TRY	500,000	500,850
Total Foreign government bonds (Cost $6,260,437)					6,026,514
Loans: 1.99%
Communication services: 0.61%
Media: 0.61%
CSC Holdings LLC (1 Month LIBOR+2.25%) ±	2.39	7-17-2025		$1,989,664	1,977,050
Nexstar Broadcasting Incorporated (1 Month LIBOR+2.25%) ±%%	2.40	1-17-2024		1,000,000	998,750
					2,975,800
Financials: 0.20%
Diversified financial services: 0.20%
Russell Investments US Institutional Holdco Incorporated (5 Month LIBOR+3.00%) ±	4.00	5-30-2025		1,000,000	1,001,880
Health care: 0.19%
Pharmaceuticals: 0.19%
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR+3.00%) ±	3.14	6-2-2025		942,823	943,652
Industrials: 0.20%
Aerospace & defense: 0.20%
TransDigm Incorporated (1 Month LIBOR+2.25%) ±	2.40	8-22-2024		997,481	985,013
Materials: 0.79%
Containers & packaging: 0.79%
Flex Acquisition Company Incorporated (3 Month LIBOR+3.00%) ±	3.23	12-29-2023		1,976,770	1,974,615
Plastipak Packaging Incorporated (1 Month LIBOR+2.50%) ±	2.65	10-14-2024		1,894,733	1,893,843
					3,868,458
Total Loans (Cost $9,622,073)					9,774,803
Municipal obligations: 1.32%
Georgia: 0.22%
Health revenue: 0.22%
Georgia Medical Center Hospital Authority Taxable Refunding Bond	4.88	8-1-2022		1,000,000	1,064,460
Illinois: 0.06%
Tax revenue: 0.06%
Chicago IL Retiree Health Series B	6.30	12-1-2021		310,000	323,153
Indiana: 0.25%
Education revenue: 0.25%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%)±	0.92	2-25-2044		1,235,007	1,238,502
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.42%
Miscellaneous revenue: 0.42%
New Jersey Transportation Trust Fund Authority System Series B	2.55%	6-15-2023	$2,000,000	$ 2,076,880
New York: 0.17%
Transportation revenue: 0.17%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	795,000	817,968
Pennsylvania: 0.20%
Miscellaneous revenue: 0.20%
Philadelphia PA IDA Pension Funding Series B (Ambac Insured)¤	0.00	4-15-2021	970,000	969,699
Total Municipal obligations (Cost $6,304,195)				6,490,662
Non-agency mortgage-backed securities: 23.53%
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059	434,797	437,541
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	1,528,945	1,543,857
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	2,374,168	2,383,695
Bayview Opportunity Master Fund Trust Series 2017 Class RT5 144A±±	3.50	5-28-2069	2,414,590	2,480,387
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	2,225,000	2,309,150
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	1,243,212	1,272,723
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	376,092	392,823
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	1,504,672	1,504,978
CCG Receivables Trust LLC Series 2018-1 Class A2 144A	2.50	6-16-2025	18,235	18,253
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	289,027	289,827
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR+0.79%)144A±	0.90	7-15-2032	2,603,599	2,606,064
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	128,000	128,639
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR+1.10%)144A±	1.21	7-15-2030	805,175	799,391
Citigroup Mortgage Loan Trust Series 2019-IMC1 Class A3 144A±±	3.03	7-25-2049	1,593,830	1,622,031
Colt Funding LLC Series 2020-1R Class A1 ±±	1.26	9-25-2065	1,763,454	1,772,346
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85	3-25-2065	2,055,495	2,084,352
Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	624,605	631,734
Commercial Mortgage Trust Series 2012-CR4 Class A	3.25	10-15-2045	2,000,000	2,023,835
Commercial Mortgage Trust Series 2014-CR14 Class B ±±	4.62	2-10-2047	680,000	740,962
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	6,200	6,198
Commercial Mortgage Trust Series 2015-DC1 Class A3	3.22	2-10-2048	1,500,000	1,524,218
ContiMortgage Home Equity Trust Series 1996-2 Class IO ♀±±	0.00	7-15-2027	518,021	7,850
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Plus Fund  |  17

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	2.01%	6-19-2031	$85,400	$ 86,123
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR+1.25%)144A±	1.36	1-15-2034	1,400,000	1,399,856
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	1,975,203	2,006,428
Credit Suisse Mortgage Trust Series 2021-AFC1 Class A2 144A±±	1.07	3-25-2056	2,340,000	2,339,957
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR+1.17%)144A±	1.39	10-20-2028	2,111,676	2,112,227
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A4	3.49	11-15-2048	1,734,694	1,854,513
CSAIL Commercial Mortgage Trust Series 2019-C15 Class A1	2.99	3-15-2052	306,209	314,837
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR+1.03%)144A±	1.14	12-19-2030	550,000	550,994
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	766,236	775,226
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	233,622	234,745
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR+1.13%)±	1.24	9-25-2033	205,479	201,187
Freedom Financial Trust Series 2021-1CP Class A 144A	0.66	3-20-2028	3,000,000	2,997,755
Freedom Financial Trust Series 2021-1CP Class B 144A	1.41	3-20-2028	750,000	748,339
FWD Securitization Trust Series 2020-INV1 Class A3 144A±±	2.44	1-25-2050	2,194,859	2,208,645
Galton Funding Mortgage Trust Series 2020-H1 Class A1 144A±±	2.31	1-25-2060	1,168,382	1,191,674
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	1,540,409	1,547,129
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	1,377,635	1,400,074
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2	1.00	2-25-2027	34,322	34,520
Goldman Sachs Mortgage Securities Trust Series 2012-ALOH Class A 144A	3.55	4-10-2034	2,414,000	2,459,208
Goldman Sachs Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	530,140	528,949
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	2,934,697	2,947,143
Gracie Point International Series 2020-B Class A (1 Month LIBOR+1.40%)144A±	1.52	5-2-2023	1,849,928	1,852,998
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	131,175	131,163
Home Equity Asset Trust Series 2003-6 Class M1 (1 Month LIBOR+1.05%)±	1.63	2-25-2034	675,497	673,952
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	921,418	931,912
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR+1.00%)144A±	1.11	11-15-2036	1,757,235	1,757,235
InTown Hotel Portfolio Trust Series 2018-STAY Class A (1 Month LIBOR+0.95%)144A±	1.06	1-15-2033	550,000	550,660
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class A3	2.83	10-15-2045	2,272,322	2,333,152
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class A4	2.69	4-15-2046	1,608,504	1,659,684
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR+0.91%)144A±	2.41%	6-15-2035	$566,915	$ 568,056
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR+0.96%)144A±	1.07	7-15-2036	2,500,000	2,498,492
KKR Financial Holdings LLC (3 Month LIBOR+1.34%)144A±	1.58	4-15-2029	2,250,000	2,250,000
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	1,855,000	1,868,469
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23	4-20-2027	160,000	163,678
Lendmark Funding Trust Series 2019-2A Class A 144A	2.78	4-20-2028	3,000,000	3,090,374
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR+1.13%)144A±	1.24	5-15-2028	961,639	961,939
Marlette Funding Trust Series 2020-2A Class A 144A	1.02	9-16-2030	1,100,466	1,102,432
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	3.81	10-25-2032	968	983
Mello Warehouse Securitization Trust Series 2019-1 Class A (1 Month LIBOR+0.80%)144A±	0.92	6-25-2052	2,240,000	2,241,650
Mello Warehouse Securitization Trust Series 2019-1 Class E (1 Month LIBOR+2.35%)144A±	2.48	6-25-2052	1,000,000	1,000,358
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR+0.80%)144A±	0.92	11-25-2053	1,940,000	1,941,632
Mello Warehouse Securitization Trust Series 2021-1 Class B (1 Month LIBOR+0.90%)144A±	1.01	2-25-2055	1,460,000	1,460,146
MF1 Limited Series 2020-FL3 Class A (1 Month LIBOR+2.05%)144A±	2.16	7-15-2035	1,395,000	1,409,827
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	222,717	222,868
New Residential Mortgage Loan Series 2019-6A Class A1B 144A±±	3.50	9-25-2059	1,248,155	1,318,030
Oaktree CLO Limited Series 15-1A Class A1R (3 Month LIBOR+0.87%)144A±	1.09	10-20-2027	972,466	972,722
Octagon Investment Partners Series 2017-1A Class A2R (3 Month LIBOR+1.45%)144A±	1.56	3-17-2030	2,190,000	2,190,158
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR+0.90%)144A±	1.09	11-15-2026	764,956	765,261
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	1,870,000	1,866,089
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	874,135	900,017
Regatta II Funding LP Series 2013-2A Class A1R2 (3 Month LIBOR+1.25%)144A±	1.49	1-15-2029	2,925,000	2,925,690
Residential Mortgage Loan Trust Series 2021-1R Class A2 144A♦±±	1.10	1-25-2065	1,000,000	1,000,000
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR+1.55%)144A±	1.73	4-15-2030	2,660,000	2,660,833
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	926,755	940,576
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	1,452,077	1,473,849
Station Place Securitization Trust Series 2021-WL1 Class A (1 Month LIBOR+0.65%)144A±	0.78	1-26-2054	1,830,000	1,830,000
TCW Collateralized Loan Obligation Limited Series 2017-1A Class BR (3 Month LIBOR+1.55%)144A±	1.76	7-29-2029	2,255,000	2,255,805
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	1,245,000	1,267,477
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Plus Fund  |  19

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75%	10-25-2056	$2,130,687	$ 2,169,305
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	824,303	851,349
Towd Point Mortgage Trust Series 2019- MH1 Class A1 144A±±	3.00	11-25-2058	606,042	621,086
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	1,244,915	1,256,347
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR+0.85%)144A±	0.96	2-15-2032	1,680,000	1,674,497
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	30,018	30,031
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	990,248	1,003,015
Verus Securitization Trust Series 2021-R1 Class A2 144A±±	1.06	10-25-2063	493,054	493,561
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.17	8-25-2032	69,435	73,032
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.17	8-25-2032	57,669	56,384
Wilshire Funding Corporation Series 1998-2 Class M1 (1 Week LIBOR+2.00%)±	2.10	12-28-2037	6,838	7,011
Total Non-agency mortgage-backed securities (Cost $114,852,506)				115,794,168
U.S. Treasury securities: 3.91%
U.S. Treasury Note	0.25	4-15-2023	17,000,000	17,033,203
U.S. Treasury Note	0.38	12-31-2025	90,000	88,629
U.S. Treasury Note	0.38	1-31-2026	2,150,000	2,115,063
Total U.S. Treasury securities (Cost $19,197,813)				19,236,895
Yankee corporate bonds and notes: 17.60%
Communication services: 0.50%
Interactive media & services: 0.50%
Tencent Holdings Limited 144A	3.28	4-11-2024	2,310,000	2,472,528
Consumer discretionary: 1.62%
Auto components: 0.52%
Toyota Industries Corporation 144A	3.11	3-12-2022	2,460,000	2,523,279
Automobiles: 0.56%
Conti Gummi Finance BV	1.13	9-25-2024	2,000,000	2,491,397
Stellantis NV	5.25	4-15-2023	250,000	271,363
				2,762,760
Household durables: 0.54%
Panasonic Corporation 144A	2.54	7-19-2022	2,600,000	2,660,781
Energy: 1.47%
Oil, gas & consumable fuels: 1.47%
Aker BP ASA 144A	2.88	1-15-2026	1,000,000	1,036,891
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
BP Capital Markets plc (5 Year Treasury Constant Maturity+4.04%) ʊ±	4.38%	6-22-2025	$3,000,000	$ 3,162,810
Schlumberger Finance BV	1.40	9-17-2025	3,000,000	3,022,911
				7,222,612
Financials: 12.08%
Banks: 8.69%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,200,000	2,266,396
Banco Bradesco 144A	2.85	1-27-2023	745,000	758,790
Banco de Bogota SA 144A	5.38	2-19-2023	1,500,000	1,601,640
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,305,000	1,353,938
Bank of New Zealand 144A%%	1.00	3-3-2026	2,000,000	1,987,089
Banque Federative du Credit Mutuel SA 144A	0.65	2-27-2024	2,000,000	1,999,628
Barclays Bank plc (1 Year Treasury Constant Maturity+0.80%) ±	1.01	12-10-2024	1,155,000	1,160,913
BNP Paribas (U.S. SOFR+1.00%) 144A±	1.32	1-13-2027	1,545,000	1,530,331
BPCE SA (U.S. SOFR+1.52%) 144A±	1.65	10-6-2026	2,530,000	2,549,769
Central American Bank 144A	1.14	2-9-2026	2,500,000	2,485,750
Corporacion Andina de Fomento	2.13	9-27-2021	3,000,000	3,023,280
Credicorp Limited 144A	2.75	6-17-2025	3,000,000	3,102,750
Danske Bank A/S 144A	5.00	1-12-2022	1,405,000	1,458,148
Global Bank Corporation 144A	4.50	10-20-2021	470,000	476,486
HSBC Holdings plc (U.S. SOFR+1.54%) ±	1.65	4-18-2026	1,140,000	1,152,832
Intesa Sanpaolo SpA 144A	3.25	9-23-2024	2,000,000	2,137,497
Mitsubishi UFJ Financial Group Incorporated	1.41	7-17-2025	2,000,000	2,016,993
Mizuho Financial Group (3 Month LIBOR+0.98%) ±	2.84	7-16-2025	1,000,000	1,059,848
NatWest Markets plc 144A	2.38	5-21-2023	1,375,000	1,431,571
Nordea Bank AB 144A	3.75	8-30-2023	2,000,000	2,162,570
Sumitomo Mitsui Financial Group (3 Month LIBOR+0.80%) ±	1.02	10-16-2023	2,000,000	2,032,196
Sumitomo Mitsui Financial Group	2.70	7-16-2024	2,510,000	2,671,947
UniCredit SpA 144A	6.57	1-14-2022	2,220,000	2,324,990
				42,745,352
Capital markets: 0.93%
Enel Finance International NV 144A	4.25	9-14-2023	2,500,000	2,723,840
Macquarie Group Limited (U.S. SOFR+1.07%) 144A±	1.34	1-12-2027	1,885,000	1,872,594
				4,596,434
Consumer finance: 0.57%
NTT Finance Corporation 144A%%	0.37	3-3-2023	2,830,000	2,830,422
Diversified financial services: 0.84%
Avolon Holdings Funding Limited 144A	5.50	1-15-2026	965,000	1,067,946
Banco Latino Americano SA 144A	2.38	9-14-2025	2,000,000	2,046,000
DAE Funding LLC 144A	2.63	3-20-2025	1,000,000	1,012,700
				4,126,646
Insurance: 0.57%
Sompo International Holdings Limited	4.70	10-15-2022	2,628,000	2,791,193
Thrifts & mortgage finance: 0.48%
Nationwide Building Society 144A	1.00	8-28-2025	2,360,000	2,345,911
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Plus Fund  |  21

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.07%
Pharmaceuticals: 0.07%
Perrigo Company plc	4.00%	11-15-2023	$323,000	$ 351,554
Information technology: 0.46%
Communications equipment: 0.42%
Ericsson LM	4.13	5-15-2022	2,000,000	2,070,750
Semiconductors & semiconductor equipment: 0.04%
SK Hynix Incorporated 144A	1.50	1-19-2026	200,000	199,014
Materials: 0.96%
Chemicals: 0.96%
Orbia Advance Corporation SAB 144A	4.88	9-19-2022	1,508,000	1,593,956
Park Aerospace Holdings Company 144A	5.25	8-15-2022	1,000,000	1,045,425
Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	2,093,671
				4,733,052
Real estate: 0.44%
Equity REITs: 0.44%
Scentre Group Trust 144A	3.63	1-28-2026	2,000,000	2,174,025
Total Yankee corporate bonds and notes (Cost $84,399,407)				86,606,313

		Yield	Shares
Short-term investments: 8.08%
Investment companies: 8.08%
Securities Lending Cash Investments LLC ♠∩∞		0.05	838,940	838,940
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	38,910,163	38,910,163
Total Short-term investments (Cost $39,749,103)				39,749,103
Total investments in securities (Cost $494,883,290)	102.42%			504,023,454
Other assets and liabilities, net	(2.42)			(11,888,668)
Total net assets	100.00%			$492,134,786

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
♀	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2021 (unaudited)
Abbreviations:
Ambac	Ambac Financial Group Incorporated
BAN	Bond anticipation notes
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUF	Hungarian forint
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TRY	Turkish lira
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 0	$ 32,849,985	$ (32,011,045)	$0	$0	$ 838,940		838,940	$ 1,990#
Wells Fargo Government Money Market Fund Select Class	19,447,173	136,118,824	(116,655,834)	0	0	38,910,163		38,910,163	3,292
				$0	$0	$39,749,103	8.08%		$5,282

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	603	6-30-2021	$133,235,697	$133,121,673	$ 0	$ (114,024)
Short
Euro-BOBL Futures	(25)	3-8-2021	(4,072,971)	(4,048,279)	24,692	0
5-Year U.S. Treasury Notes	(442)	6-30-2021	(55,112,190)	(54,794,188)	318,002	0
					$342,694	$(114,024)
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Plus Fund  |  23

Portfolio of investments—February 28, 2021 (unaudited)
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,300,000 CAD	840,090 EUR	Morgan Stanley	3-31-2021	$ 6,145	$ 0
1,300,000 AUD	827,060 EUR	Morgan Stanley	3-31-2021	3,989	0
1,300,000 CAD	840,090 EUR	Morgan Stanley	3-31-2021	1,168	0
1,300,000 AUD	827,060 EUR	Morgan Stanley	3-31-2021	0	(2,158)
1,273,242 CAD	1,000,000 USD	Morgan Stanley	3-31-2021	588	0
1,296,641 AUD	1,000,000 USD	Morgan Stanley	3-31-2021	0	(2,182)
2,891,626 USD	2,400,000 EUR	Morgan Stanley	3-31-2021	0	(6,073)
433,519,691 JPY	4,193,314 USD	Morgan Stanley	3-31-2021	0	(124,938)
1,004,603 USD	1,296,641 AUD	Morgan Stanley	3-31-2021	6,785	0
1,002,040 USD	1,273,242 CAD	Morgan Stanley	3-31-2021	1,452	0
4,175,717 USD	433,519,691 JPY	Morgan Stanley	3-31-2021	107,342	0
7,074,637 USD	5,830,000 EUR	Morgan Stanley	3-31-2021	35,642	0
540,000 EUR	662,761 USD	Morgan Stanley	3-31-2021	0	(10,779)
				$163,111	$(146,130)
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Short-Term Bond Plus Fund

Statement of assets and liabilities—February 28, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $821,500 of securities loaned), at value (cost $455,134,187)	$ 464,274,351
Investments in affiliated securites, at value (cost $39,749,103)	39,749,103
Cash	21,872
Receivable for Fund shares sold	4,608,849
Receivable for interest	2,245,809
Receivable for investments sold	2,155,042
Segregated cash for futures contracts	649,673
Unrealized gains on forward foreign currency contracts	163,111
Receivable for daily variation margin on open futures contracts	13,919
Principal paydown receivable	11,783
Receivable for securities lending income, net	1,292
Prepaid expenses and other assets	53,655
Total assets	513,948,459
Liabilities
Payable for when-issued transactions	12,499,563
Payable for investments purchased	7,236,325
Payable for Fund shares redeemed	845,996
Payable upon receipt of securities loaned	838,940
Unrealized losses on forward foreign currency contracts	146,130
Management fee payable	110,043
Administration fees payable	39,347
Distribution fee payable	2,821
Trustees’ fees and expenses payable	2,288
Due to custodian bank, foreign currency, at value (cost $(115))	112
Accrued expenses and other liabilities	92,108
Total liabilities	21,813,673
Total net assets	$492,134,786
Net assets consist of
Paid-in capital	$ 478,849,343
Total distributable earnings	13,285,443
Total net assets	$492,134,786
Computation of net asset value and offering price per share
Net assets – Class A	$ 174,911,136
Shares outstanding – Class A1	19,333,252
Net asset value per share – Class A	$9.05
Maximum offering price per share – Class A2	$9.23
Net assets – Class C	$ 4,829,228
Shares outstanding – Class C1	534,504
Net asset value per share – Class C	$9.03
Net assets – Class R6	$ 30,813,556
Shares outstanding – Class R6[1]	3,407,144
Net asset value per share – Class R6	$9.04
Net assets – Institutional Class	$ 281,580,866
Shares outstanding – Institutional Class[1]	31,107,661
Net asset value per share – Institutional Class	$9.05
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Plus Fund  |  25

Statement of operations—six months ended February 28, 2021 (unaudited)

Investment income
Interest	$ 5,267,234
Dividends	379,792
Income from affiliated securities	13,590
Total investment income	5,660,616
Expenses
Management fee	820,368
Administration fees
Class A	137,548
Class C	4,125
Class R6	5,084
Institutional Class	103,119
Shareholder servicing fees
Class A	214,918
Class C	6,445
Distribution fee
Class C	19,334
Custody and accounting fees	14,359
Professional fees	26,136
Registration fees	31,741
Shareholder report expenses	28,261
Trustees’ fees and expenses	9,556
Other fees and expenses	7,379
Total expenses	1,428,373
Less: Fee waivers and/or expense reimbursements
Fund-level	(83,654)
Class A	(56,368)
Class C	(1,164)
Net expenses	1,287,187
Net investment income	4,373,429
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	3,757,603
Forward foreign currency contracts	(142,486)
Futures contracts	446,641
Net realized gains on investments	4,061,758
Net change in unrealized gains (losses) on
Unaffiliated securities	(1,242,092)
Forward foreign currency contracts	31,078
Futures contracts	273,231
Net change in unrealized gains (losses) on investments	(937,783)
Net realized and unrealized gains (losses) on investments	3,123,975
Net increase in net assets resulting from operations	$ 7,497,404
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Short-Term Bond Plus Fund

Statement of changes in net assets

	Six months ended February 28, 2021 (unaudited)		Year ended August 31, 2020
Operations
Net investment income		$ 4,373,429		$ 9,967,779
Net realized gains on investments		4,061,758		6,969,763
Net change in unrealized gains (losses) on investments		(937,783)		4,701,877
Net increase in net assets resulting from operations		7,497,404		21,639,419
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,376,266)		(3,342,219)
Class C		(77,519)		(77,827)
Class R6		(708,883)		(712,785)
Institutional Class		(5,446,645)		(5,649,805)
Total distributions to shareholders		(9,609,313)		(9,782,636)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,993,261	18,095,757	3,043,211	27,155,906
Class C	90,105	817,125	316,697	2,810,473
Class R6	601,611	5,459,445	2,340,627	20,875,367
Institutional Class	8,801,316	79,937,576	18,043,261	160,187,200
		104,309,903		211,028,946
Reinvestment of distributions
Class A	353,988	3,204,551	355,241	3,151,367
Class C	8,577	77,519	8,099	71,752
Class R6	120	1,085	392	3,471
Institutional Class	443,845	4,021,442	458,701	4,071,268
		7,304,597		7,297,858
Payment for shares redeemed
Class A	(1,830,840)	(16,619,519)	(3,856,219)	(34,055,224)
Class C	(200,378)	(1,818,355)	(498,113)	(4,403,080)
Class R6	(1,081,098)	(9,814,147)	(1,917,157)	(16,957,171)
Institutional Class	(5,798,525)	(52,644,344)	(16,460,491)	(145,833,125)
		(80,896,365)		(201,248,600)
Net increase in net assets resulting from capital share transactions		30,718,135		17,078,204
Total increase in net assets		28,606,226		28,934,987
Net assets
Beginning of period		463,528,560		434,593,573
End of period		$492,134,786		$ 463,528,560
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Plus Fund  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.09	$8.84	$8.65	$8.77	$8.78	$8.77
Net investment income	0.08	0.19	0.20	0.15	0.12	0.11
Net realized and unrealized gains (losses) on investments	0.05	0.24	0.19	(0.12)	(0.01)	0.04
Total from investment operations	0.13	0.43	0.39	0.03	0.11	0.15
Distributions to shareholders from
Net investment income	(0.07)	(0.18)	(0.20)	(0.15)	(0.12)	(0.11)
Net realized gains	(0.10)	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.17)	(0.18)	(0.20)	(0.15)	(0.12)	(0.14)
Net asset value, end of period	$9.05	$9.09	$8.84	$8.65	$8.77	$8.78
Total return[1]	1.52%	4.96%	4.60%	0.31%	1.25%	1.77%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.82%	0.82%	0.81%	0.81%
Net expenses	0.70%	0.71%	0.72%	0.72%	0.72%	0.72%
Net investment income	1.72%	2.10%	2.33%	1.68%	1.35%	1.29%
Supplemental data
Portfolio turnover rate	38%	88%	43%	43%	50%	59%
Net assets, end of period (000s omitted)	$174,911	$170,975	$170,345	$182,179	$225,797	$278,802

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Short-Term Bond Plus Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.07	$8.83	$8.64	$8.76	$8.77	$8.76
Net investment income	0.04	0.12	0.14	0.08	0.05	0.05
Net realized and unrealized gains (losses) on investments	0.06	0.24	0.19	(0.12)	(0.01)	0.04
Total from investment operations	0.10	0.36	0.33	(0.04)	0.04	0.09
Distributions to shareholders from
Net investment income	(0.04)	(0.12)	(0.14)	(0.08)	(0.05)	(0.05)
Net realized gains	(0.10)	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.14)	(0.12)	(0.14)	(0.08)	(0.05)	(0.08)
Net asset value, end of period	$9.03	$9.07	$8.83	$8.64	$8.76	$8.77
Total return[1]	1.12%	4.10%	3.82%	(0.44)%	0.49%	1.01%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.56%	1.57%	1.57%	1.56%	1.56%
Net expenses	1.47%	1.47%	1.47%	1.47%	1.47%	1.47%
Net investment income	0.95%	1.36%	1.57%	0.93%	0.61%	0.53%
Supplemental data
Portfolio turnover rate	38%	88%	43%	43%	50%	59%
Net assets, end of period (000s omitted)	$4,829	$5,773	$7,146	$8,588	$11,361	$14,204

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Plus Fund  |  29

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class R6	Six months ended February 28, 2021 (unaudited)	2020	2019	2018 [1]
Net asset value, beginning of period	$9.08	$8.83	$8.66	$8.64
Net investment income	0.09	0.21	0.23	0.02 [2]
Net realized and unrealized gains on investments	0.06	0.25	0.17	0.02
Total from investment operations	0.15	0.46	0.40	0.04
Distributions to shareholders from
Net investment income	(0.09)	(0.21)	(0.23)	(0.02)
Net realized gains	(0.10)	0.00	0.00	0.00
Total distributions to shareholders	(0.19)	(0.21)	(0.23)	(0.02)
Net asset value, end of period	$9.04	$9.08	$8.83	$8.66
Total return[3]	1.67%	5.28%	4.69%	0.42%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.44%	0.44%	0.44%
Net expenses	0.40%	0.40%	0.40%	0.40%
Net investment income	2.01%	2.41%	2.71%	2.24%
Supplemental data
Portfolio turnover rate	38%	88%	43%	43%
Net assets, end of period (000s omitted)	$30,814	$35,301	$30,585	$2,553

[1]	For the period from July 31, 2018 (commencement of class operations) to August 31, 2018
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Short-Term Bond Plus Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$9.09	$8.84	$8.65	$8.78	$8.79	$8.77
Net investment income	0.09	0.21	0.23	0.17	0.14	0.13
Net realized and unrealized gains (losses) on investments	0.06	0.24	0.19	(0.13)	(0.01)	0.05
Total from investment operations	0.15	0.45	0.42	0.04	0.13	0.18
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.23)	(0.17)	(0.14)	(0.13)
Net realized gains	(0.10)	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.19)	(0.20)	(0.23)	(0.17)	(0.14)	(0.16)
Net asset value, end of period	$9.05	$9.09	$8.84	$8.65	$8.78	$8.79
Total return[1]	1.64%	5.23%	4.88%	0.46%	1.49%	2.14%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.49%	0.49%	0.49%	0.48%	0.48%
Net expenses	0.45%	0.45%	0.45%	0.46%	0.48%	0.48%
Net investment income	1.96%	2.37%	2.60%	1.95%	1.59%	1.51%
Supplemental data
Portfolio turnover rate	38%	88%	43%	43%	50%	59%
Net assets, end of period (000s omitted)	$281,581	$251,480	$226,517	$226,655	$230,549	$252,961

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term Bond Plus Fund  |  31

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term Bond Plus Fund (the “Fund”) which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and sub-advisory agreement. The Fund's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

32  |  Wells Fargo Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Wells Fargo Short-Term Bond Plus Fund  |  33

Notes to financial statements (unaudited)
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $495,134,317 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$9,840,229
Gross unrealized losses	(705,441)
Net unrealized gains	$9,134,788
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

34  |  Wells Fargo Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 15,297,244	$0	$ 15,297,244
Asset-backed securities	0	48,796,427	0	48,796,427
Corporate bonds and notes	0	135,289,716	0	135,289,716
Exchange-traded funds	19,116,120	0	0	19,116,120
Foreign corporate bonds and notes	0	1,845,489	0	1,845,489
Foreign government bonds	0	6,026,514	0	6,026,514
Loans	0	9,774,803	0	9,774,803
Municipal obligations	0	6,490,662	0	6,490,662
Non-agency mortgage-backed securities	0	115,794,168	0	115,794,168
U.S. Treasury securities	19,236,895	0	0	19,236,895
Yankee corporate bonds and notes	0	86,606,313	0	86,606,313
Short-term investments
Investment companies	39,749,103	0	0	39,749,103
	78,102,118	425,921,336	0	504,023,454
Futures contracts	342,694	0	0	342,694
Forward foreign currency contracts	0	163,111	0	163,111
Total assets	$78,444,812	$426,084,447	$0	$504,529,259
Liabilities
Forward foreign currency contracts	$ 0	$ 146,130	$0	$ 146,130
Futures contracts	114,024	0	0	114,024
Total liabilities	$ 114,024	$ 146,130	$0	$ 260,154
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES

Wells Fargo Short-Term Bond Plus Fund  |  35

Notes to financial statements (unaudited)
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 28, 2021, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Class R6	0.03
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:

36  |  Wells Fargo Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	0.72%
Class C	1.47
Class R6	0.40
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2021, Funds Distributor received $560 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C shares of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$44,485,509	$178,804,175	$45,560,909	$127,879,652
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 28, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Wells Fargo Short-Term Bond Plus Fund  |  37

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$246,862	$(246,862)	$0
Credit Suisse Securities (USA) LLC	408,384	(408,384)	0
UBS Securities LLC	166,254	(166,254)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2021, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio and entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Fund's derivative activity during the six months ended February 28, 2021 was as follows:
Futures contracts
Average notional balance on long futures	$138,333,519
Average notional balance on short futures	61,088,915
Forward foreign currency contracts
Average contract amounts to buy	$ 7,625,529
Average contract amounts to sell	10,443,929
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of February 28, 2021 by risk type was as follows for the Fund:
	Asset derivatives		Liability derivatives
	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair value
Interest rate risk	Unrealized gains on futures contracts	$ 342,694*	Unrealized losses on futures contracts	$ 114,024*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	163,111	Unrealized losses on forward foreign currency contracts	146,130
		$505,805		$260,154
* Amount represents the cumulative unrealized gains (losses) as reported in the tables following the Portfolio of Investments. For futures contracts, only the current day's variation margin as of February 28, 2021 is reported separately on the Statement of Assets and Liabilities.
The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2021 was as follows for the Fund:
	Amount of realized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Total
Interest rate risk	$ 446,461	$ 0	$ 446,461
Foreign currency risk	0	(142,486)	(142,486)
	$446,461	$(142,486)	$ 303,975

38  |  Wells Fargo Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
	Change in unrealized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Total
Interest rate risk	$ 273,231	$ 0	$ 273,231
Foreign currency risk	0	31,078	31,078
	$273,231	$31,078	$304,309
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley	$163,111	$(146,130)	$0	$16,981

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Morgan Stanley	$146,130	$(146,130)	$0	$0
8. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended February 28, 2021, there were no borrowings by the Fund under the agreement.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Wells Fargo Short-Term Bond Plus Fund  |  39

Notes to financial statements (unaudited)
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

40  |  Wells Fargo Short-Term Bond Plus Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Wells Fargo Short-Term Bond Plus Fund  |  41

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

42  |  Wells Fargo Short-Term Bond Plus Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Wells Fargo Short-Term Bond Plus Fund  |  43

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

44  |  Wells Fargo Short-Term Bond Plus Fund

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0321-00296 04-21
SA221/SAR221 02-21

Semi-Annual Report
February 28, 2021
Wells Fargo
Short-Term High Yield Bond Fund

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 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Short-Term High Yield Bond Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Short-Term High Yield Bond Fund for the six-month period that ended February 28, 2021. Global stocks showed robust returns, as the global economy began emerging from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also had positive returns, led by high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.74%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 16.65%, while the MSCI EM Index (Net),3 had even stronger performance, with a 22.32% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned (1.55)%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 1.41%, and the Bloomberg Barclays Municipal Bond Index,6 returned 0.86% while the ICE BofA U.S. High Yield Index,7 gained 6.14%.
Hope drove the stock markets to new highs.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter gross domestic product growth.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Short-Term High Yield Bond Fund

Letter to shareholders (unaudited)
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February 2020. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January's expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher growth and inflation expectations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”
“February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Short-Term High Yield Bond Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Short-Term High Yield Bond Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Chris Lee, CFA®‡*, Michael J. Schueller, CFA®‡

Average annual total returns (%) as of February 28, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SSTHX)	2-29-2000	3.64	3.25	3.10	6.84	3.88	3.41	0.95	0.82
Class C (WFHYX)	3-31-2008	5.04	3.10	2.64	6.04	3.10	2.64	1.70	1.57
Administrator Class (WDHYX)	7-30-2010	–	–	–	7.00	4.04	3.58	0.89	0.66
Institutional Class (STYIX)[3]	11-30-2012	–	–	–	7.16	4.20	3.69	0.62	0.51
ICE BofA High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Index[4]	–	–	–	–	7.91	6.33	5.54	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class shares would be higher.
[4]	The ICE BofA High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Wells Fargo Short-Term High Yield Bond Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2021[1]
Magellan Health Incorporated, 4.90%, 9-22-2024	1.71
TerraForm Power Operating LLC, 4.25%, 1-31-2023	1.53
EnLink Midstream Partners LP, 4.15%, 6-1-2025	1.49
Plastipak Holdings Incorporated, 6.25%, 10-15-2025	1.44
Air Canada Company, 7.75%, 4-15-2021	1.40
Live Nation Entertainment Incorporated, 4.88%, 11-1-2024	1.36
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10-1-2025	1.28
Nordstrom Incorporated, 8.75%, 5-15-2025	1.26
Alcoa Nederland Holding Company BV, 6.75%, 9-30-2024	1.26
Rockies Express Pipeline LLC, 3.60%, 5-15-2025	1.25
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Credit quality as of February 28, 2021[1]
[1]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of the three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Short-Term High Yield Bond Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2020 to February 28, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2020	Ending account value 2-28-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,035.72	$4.04	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Class C
Actual	$1,000.00	$1,031.84	$7.86	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.06	$7.80	1.56%
Administrator Class
Actual	$1,000.00	$1,036.51	$3.28	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Institutional Class
Actual	$1,000.00	$1,037.29	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 68.31%
Communication services: 7.03%
Diversified telecommunication services: 2.24%
CenturyLink Incorporated	6.75%	12-1-2023	$ 7,000,000	$ 7,770,000
CommScope Holding Company Incorporated 144A	5.50	3-1-2024	3,370,000	3,458,463
Level 3 Financing Incorporated 144A	4.63	9-15-2027	525,000	543,218
Level 3 Financing Incorporated	5.38	5-1-2025	3,515,000	3,606,390
Lumen Technologies Incorporated	7.50	4-1-2024	3,915,000	4,394,588
				19,772,659
Entertainment: 1.46%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	11,890,000	12,025,308
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	805,000	888,559
				12,913,867
Media: 2.80%
Cinemark USA Incorporated 144A	8.75	5-1-2025	5,635,000	6,128,063
CSC Holdings LLC 144A	5.50	4-15-2027	850,000	894,370
DISH DBS Corporation	5.00	3-15-2023	4,150,000	4,274,500
DISH DBS Corporation	5.88	7-15-2022	4,835,000	5,041,358
Townsquare Media Incorporated 144A	6.88	2-1-2026	8,095,000	8,466,115
				24,804,406
Wireless telecommunication services: 0.53%
Sprint Corporation	7.88	9-15-2023	4,080,000	4,710,564
Consumer discretionary: 14.03%
Auto components: 1.75%
Clarios Global LP 144A	6.75	5-15-2025	3,348,000	3,594,111
Goodyear Tire & Rubber Company	5.00	5-31-2026	4,624,000	4,723,971
Goodyear Tire & Rubber Company	5.13	11-15-2023	7,090,000	7,134,313
				15,452,395
Automobiles: 1.75%
Ford Motor Company	4.13	8-17-2027	4,600,000	4,841,500
Ford Motor Company	8.50	4-21-2023	8,480,000	9,476,400
Ford Motor Company	9.00	4-22-2025	975,000	1,179,531
				15,497,431
Commercial services & supplies: 0.56%
Aramark Services Incorporated 144A	6.38	5-1-2025	4,655,000	4,916,844
Diversified consumer services: 0.05%
Service Corporation International	8.00	11-15-2021	445,000	465,693
Hotels, restaurants & leisure: 3.25%
Carnival Corporation 144A	9.88	8-1-2027	400,000	460,032
Carnival Corporation 144A	11.50	4-1-2023	5,745,000	6,550,449
International Game Technology plc 144A	6.25	2-15-2022	3,781,000	3,851,894
NCL Corporation Limited 144A	12.25	5-15-2024	5,160,000	6,133,950
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	5,600,000	6,146,000
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Royal Caribbean Cruises Limited 144A	10.88%	6-1-2023	$ 425,000	$ 481,451
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	4,395,000	5,142,150
				28,765,926
Household durables: 1.28%
KB Home Class B	7.50	9-15-2022	8,055,000	8,739,675
Newell Brands Incorporated	4.35	4-1-2023	2,429,000	2,553,486
				11,293,161
Internet & direct marketing retail: 0.72%
QVC Incorporated	4.38	3-15-2023	6,070,000	6,357,111
Multiline retail: 2.81%
Macy's Incorporated	3.63	6-1-2024	650,000	645,125
Macy's Incorporated	4.38	9-1-2023	2,350,000	2,364,688
Macy's Incorporated 144A	8.38	6-15-2025	9,720,000	10,740,600
Nordstrom Incorporated 144A	8.75	5-15-2025	9,985,000	11,131,380
				24,881,793
Specialty retail: 1.78%
L Brands Incorporated	5.63	10-15-2023	1,520,000	1,645,400
L Brands Incorporated 144A	9.38	7-1-2025	5,860,000	7,251,750
Penske Automotive Group Incorporated	3.50	9-1-2025	275,000	280,500
The Gap Incorporated 144A	8.63	5-15-2025	5,930,000	6,611,713
				15,789,363
Textiles, apparel & luxury goods: 0.08%
Levi Strauss & Company	5.00	5-1-2025	725,000	742,219
Consumer staples: 0.17%
Food products: 0.08%
B&G Foods Incorporated	5.25	4-1-2025	700,000	717,780
Personal products: 0.09%
Edgewell Personal Care Company	4.70	5-24-2022	785,000	820,725
Energy: 12.25%
Energy equipment & services: 0.56%
Oceaneering International Incorporated	4.65	11-15-2024	3,365,000	3,352,381
USA Compression Partners LP	6.88	4-1-2026	275,000	283,938
USA Compression Partners LP	6.88	9-1-2027	1,260,000	1,323,000
				4,959,319
Oil, gas & consumable fuels: 11.69%
Antero Midstream Company	5.38	9-15-2024	10,170,000	10,246,275
Apache Corporation	4.63	11-15-2025	1,535,000	1,590,644
Archrock Partners LP 144A	6.88	4-1-2027	250,000	263,805
Buckeye Partners LP 144A	4.13	3-1-2025	1,360,000	1,384,650
Buckeye Partners LP	4.15	7-1-2023	750,000	759,476
Continental Resources Incorporated	4.50	4-15-2023	1,625,000	1,668,128
Crestwood Midstream Partners LP	5.75	4-1-2025	4,265,000	4,288,671
Crestwood Midstream Partners LP	6.25	4-1-2023	6,905,000	6,913,631
DCP Midstream Operating LP	5.38	7-15-2025	8,640,000	9,210,586
EnLink Midstream Partners LP	4.15	6-1-2025	13,245,000	13,145,663
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Enviva Partners LP 144A	6.50%	1-15-2026	$ 4,060,000	$ 4,247,775
EQT Corporation	7.63	2-1-2025	1,981,000	2,304,339
Occidental Petroleum Corporation (3 Month LIBOR +1.45%)±	1.64	8-15-2022	3,215,000	3,142,663
Occidental Petroleum Corporation	8.00	7-15-2025	7,165,000	8,315,878
Ovintiv Exploration Incorporated	3.90	11-15-2021	3,520,000	3,555,376
Ovintiv Exploration Incorporated	5.75	1-30-2022	2,055,000	2,121,912
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	10,825,000	11,041,500
Suburban Propane Partners LP	5.50	6-1-2024	9,025,000	9,160,375
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	410,000	412,050
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	3,245,000	3,460,144
Western Gas Partners LP	3.95	6-1-2025	1,500,000	1,515,000
Western Gas Partners LP	4.00	7-1-2022	550,000	561,000
Western Gas Partners LP	4.65	7-1-2026	4,000,000	4,140,880
				103,450,421
Financials: 9.39%
Capital markets: 0.86%
Blue Cube Spinco Incorporated	10.00	10-15-2025	7,185,000	7,601,730
Consumer finance: 2.91%
Navient Corporation	7.25	9-25-2023	3,375,000	3,661,875
SLM Corporation	5.50	1-25-2023	8,900,000	9,211,500
Springleaf Finance Corporation	6.13	3-15-2024	2,500,000	2,682,825
Springleaf Finance Corporation	7.13	3-15-2026	350,000	404,250
Springleaf Finance Corporation	8.88	6-1-2025	8,948,000	9,830,273
				25,790,723
Diversified financial services: 3.07%
DAE Funding LLC 144A	5.25	11-15-2021	6,155,000	6,262,713
DAE Funding LLC 144A	5.75	11-15-2023	6,350,000	6,532,563
LPL Holdings Incorporated 144A	5.75	9-15-2025	8,045,000	8,287,959
United Shore Financial Services LLC 144A	5.50	11-15-2025	5,850,000	6,127,875
				27,211,110
Insurance: 0.14%
Genworth Mortgage Holding 144A	6.50	8-15-2025	1,115,000	1,204,902
Mortgage REITs: 1.16%
Starwood Property Trust Incorporated	4.75	3-15-2025	6,520,000	6,664,581
Starwood Property Trust Incorporated	5.00	12-15-2021	3,308,000	3,357,620
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	190,000	198,075
				10,220,276
Thrifts & mortgage finance: 1.25%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	10,983,000	11,037,915
Health care: 4.93%
Health care providers & services: 4.63%
HealthSouth Corporation	5.13	3-15-2023	8,845,000	8,845,000
Magellan Health Incorporated	4.90	9-22-2024	13,815,000	15,127,425
Molina Healthcare Incorporated	5.38	11-15-2022	6,800,000	7,182,500
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  11

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
Select Medical Corporation 144A	6.25%	8-15-2026	$ 3,040,000	$ 3,252,800
Tenet Healthcare Corporation	4.63	7-15-2024	6,485,000	6,582,275
				40,990,000
Life sciences tools & services: 0.30%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	2,550,000	2,658,375
Industrials: 12.19%
Aerospace & defense: 1.99%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,000,000	1,026,250
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	10,548,000	10,966,967
TransDigm Incorporated 144A	8.00	12-15-2025	5,000,000	5,443,750
TransDigm Incorporated 144A	6.25	3-15-2026	150,000	158,084
				17,595,051
Airlines: 3.54%
American Airlines Group Company 144A	5.00	6-1-2022	5,330,000	5,136,788
Delta Air Lines incorporated 144A	4.50	10-20-2025	5,065,000	5,409,697
Delta Air Lines Incorporated 144A	7.00	5-1-2025	750,000	873,764
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	6,345,000	6,655,524
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	4,625,000	5,052,813
United Airlines Pass-Through Trust Certificates Series 2020-1 Class A	5.88	4-15-2029	6,040,357	6,785,820
United Airlines Pass-Through Trust Certificates Series 2020-1 Class B	4.88	7-15-2027	1,405,000	1,454,175
				31,368,581
Commercial services & supplies: 2.37%
CoreCivic Incorporated	4.63	5-1-2023	6,812,000	6,590,610
Covanta Holding Corporation	5.88	7-1-2025	1,575,000	1,626,518
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	12,427,000	12,768,743
				20,985,871
Construction & engineering: 1.37%
Great Lakes Dredge & Dock Corporation	8.00	5-15-2022	8,980,000	9,060,820
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	2,870,000	3,042,200
				12,103,020
Electronic equipment, instruments & components: 0.16%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	1,285,000	1,390,531
Machinery: 0.31%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	175,000	188,344
Trimas Corporation 144A	4.88	10-15-2025	2,490,000	2,539,800
				2,728,144
Road & rail: 0.47%
Uber Technologies Incorporated 144A	8.00	11-1-2026	3,890,000	4,202,562
Trading companies & distributors: 1.98%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	10,936,000	11,377,869
Fortress Transportation & Infrastructure Investors LLC 144A	6.75	3-15-2022	6,163,000	6,160,350
				17,538,219
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 2.68%
IT services: 1.61%
Cardtronics Incorporated 144A	5.50%	5-1-2025	$ 8,624,000	$ 8,904,280
Sabre GLBL Incorporated 144A	9.25	4-15-2025	4,540,000	5,385,575
				14,289,855
Software: 0.48%
NortonLifeLock Incorporated 144A	5.00	4-15-2025	4,235,000	4,287,938
Technology hardware, storage & peripherals: 0.59%
Dell International LLC 144A	5.88	6-15-2021	635,000	635,000
Dell International LLC 144A	7.13	6-15-2024	4,400,000	4,553,120
				5,188,120
Materials: 2.10%
Chemicals: 0.45%
Kraton Polymers LLC 144A	4.25	12-15-2025	3,935,000	3,984,266
Containers & packaging: 0.74%
Sealed Air Corporation 144A	5.13	12-1-2024	1,330,000	1,454,688
Sealed Air Corporation 144A	5.25	4-1-2023	4,835,000	5,103,343
				6,558,031
Metals & mining: 0.91%
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	3,715,000	3,979,694
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	3,442,000	4,022,838
				8,002,532
Real estate: 1.64%
Equity REITs: 1.64%
Service Properties Trust Company	4.35	10-1-2024	10,500,000	10,421,250
Service Properties Trust Company	7.50	9-15-2025	3,580,000	4,071,020
				14,492,270
Utilities: 1.90%
Electric utilities: 0.31%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,575,000	2,723,063
Independent power & renewable electricity producers: 1.59%
NSG Holdings LLC 144A	7.75	12-15-2025	504,190	534,441
TerraForm Power Operating LLC 144A	4.25	1-31-2023	13,268,000	13,533,362
				14,067,803
Total Corporate bonds and notes (Cost $593,641,740)				604,532,565

	Shares
Exchange-traded funds: 0.91%
PIMCO 0-5 Year High Yield Corporate Bond ETF	82,000	8,044,200
Total Exchange-traded funds (Cost $8,043,118)		8,044,200

The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  13

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Loans: 19.59%
Communication services: 4.10%
Media: 3.51%
CSC Holdings LLC (1 Month LIBOR +2.25%)±	2.36%	1-15-2026	$ 2,425,500	$ 2,409,904
CSC Holdings LLC (1 Month LIBOR +2.50%)±	2.61	4-15-2027	10,815,126	10,769,487
Diamond Sports Group LLC (1 Month LIBOR +3.25%)±	3.37	8-24-2026	8,723,744	6,542,808
Hubbard Radio LLC (3 Month LIBOR +4.25%)‡±	5.25	3-28-2025	830,000	821,700
Nexstar Broadcasting Incorporated (1 Month LIBOR +2.75%)±	2.87	9-18-2026	5,875,000	5,880,523
Virgin Media Bristol LLC (1 Month LIBOR +2.50%)±	2.61	1-31-2028	4,615,000	4,602,401
				31,026,823
Wireless telecommunication services: 0.59%
SBA Senior Finance II LLC (1 Month LIBOR +1.75%)±	1.87	4-11-2025	5,279,570	5,257,237
Consumer discretionary: 1.19%
Auto components: 0.44%
Clarios Global LP (1 Month LIBOR +3.50%)144A±	3.61	4-30-2026	3,910,975	3,913,439
Hotels, restaurants & leisure: 0.22%
Carnival Corporation (1 Month LIBOR +7.50%)±	8.50	6-30-2025	1,213,900	1,258,414
CCM Merger Incorporated (1 Month LIBOR +3.75%)±	4.50	11-4-2025	720,000	723,002
				1,981,416
Specialty retail: 0.53%
Rent-A-Center Incorporated (1 Month LIBOR +4.75%)‡±	4.86	1-17-2028	1,595,000	1,604,969
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%)‡±	2.37	7-5-2024	3,043,299	3,043,299
				4,648,268
Energy: 0.90%
Oil, gas & consumable fuels: 0.90%
Apergy Corporation (3 Month LIBOR +5.00%)‡±	6.00	6-3-2027	7,814,827	7,941,818
Financials: 1.02%
Diversified financial services: 1.02%
Delos Finance SARL (3 Month LIBOR +1.75%)±	2.00	10-6-2023	6,905,500	6,903,014
Russell Investments US Institutional Holdco Incorporated (5 Month LIBOR +3.00%)±	4.00	5-30-2025	2,145,000	2,149,033
				9,052,047
Health care: 2.10%
Health care providers & services: 1.01%
Select Medical Corporation (6 Month LIBOR +2.25%)±	2.53	3-6-2025	5,319,589	5,302,991
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%)±	4.25	9-3-2024	3,645,000	3,629,363
				8,932,354
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Pharmaceuticals: 1.09%
Endo Finance LLC (3 Month LIBOR +4.25%)±	5.00%	4-29-2024	$ 2,985,000	$ 2,963,866
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%)±	3.14	6-2-2025	6,646,901	6,652,750
				9,616,616
Industrials: 5.61%
Aerospace & defense: 0.80%
Rexnord LLC (1 Month LIBOR +1.75%)±	1.86	8-21-2024	5,781,250	5,772,231
Spirit AeroSystems Holdings Incorporated (1 Month LIBOR +5.25%)‡±	6.00	1-15-2025	1,315,000	1,319,931
				7,092,162
Airlines: 1.28%
Mileage Plus Holdings LLC (3 Month LIBOR +5.25%)±	6.25	6-25-2027	5,085,000	5,422,186
SkyMiles IP Limited (3 Month LIBOR +3.75%)±	4.75	10-20-2027	5,555,000	5,875,579
				11,297,765
Commercial services & supplies: 1.83%
Aramark Services Incorporated (1 Month LIBOR +1.75%)±	1.86	3-28-2024	3,736,782	3,707,822
Aramark Services Incorporated (1 Month LIBOR +1.75%)±	1.86	3-11-2025	6,611,734	6,520,822
GFL Environmental Incorporated (1 Month LIBOR +3.50%)±	4.00	5-30-2025	2,625,000	2,635,946
KAR Auction Services Incorporated (1 Month LIBOR +2.25%)‡±	2.38	9-19-2026	3,419,044	3,367,758
				16,232,348
Construction & engineering: 0.05%
Pike Corporation (1 Month LIBOR +3.00%)±	3.12	1-21-2028	241,610	241,535
Pike Corporation (1 Month LIBOR +3.00%)±	3.12	1-21-2028	183,390	183,334
				424,869
Machinery: 0.57%
Alliance Laundry Systems LLC (3 Month LIBOR +3.50%)±	4.25	10-8-2027	720,000	722,059
Columbus McKinnon Corporation (3 Month LIBOR +2.50%)‡±	3.50	1-31-2024	4,271,094	4,273,785
				4,995,844
Professional services: 0.20%
The Dun & Bradstreet Corporation (1 Month LIBOR +3.25%)±	3.36	2-6-2026	1,800,465	1,802,715
Road & rail: 0.88%
Uber Technologies Incorporated (1 Month LIBOR +3.50%)±	3.61	2-16-2027	1,130,000	1,131,413
Uber Technologies Incorporated (3 Month LIBOR +5.00%)±	5.00	4-4-2025	1,130,000	1,130,848
Uber Technologies Incorporated (3 Month LIBOR +5.00%)±	5.00	4-4-2025	5,520,844	5,524,985
				7,787,246
Information technology: 1.23%
IT services: 0.28%
Sabre GLBL Incorporated (1 Month LIBOR +4.00%)144A±	4.75	12-17-2027	2,485,000	2,511,416
Semiconductors & semiconductor equipment: 0.95%
ON Semiconductor Corporation (1 Month LIBOR +2.00%)±	2.10	9-19-2026	8,352,522	8,364,048
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  15

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Materials: 3.01%
Chemicals: 0.32%
Ineos US Finance LLC (1 Month LIBOR +2.00%)±	2.11%	4-1-2024	$ 2,891,175	$ 2,873,394
Containers & packaging: 2.27%
Flex Acquisition Company Incorporated (3 Month LIBOR +3.00%)±	3.23	12-29-2023	7,722,491	7,714,073
Flex Acquisition Company Incorporated ±	4.00	2-23-2028	8,492,229	8,473,631
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%)±	2.86	2-5-2023	3,915,000	3,903,999
				20,091,703
Paper & forest products: 0.42%
Vertical US Newco Incorporated (6 Month LIBOR +4.25%)±	4.48	7-30-2027	3,690,750	3,719,353
Utilities: 0.43%
Electric utilities: 0.43%
ExGen Renewables IV LLC (3 Month LIBOR +2.75%)±	3.75	12-15-2027	3,780,525	3,798,482
Total Loans (Cost $174,955,186)				173,361,363
Non-agency mortgage-backed securities: 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	3.26	4-25-2024	15,572	14,756
Total Non-agency mortgage-backed securities (Cost $15,422)				14,756
Yankee corporate bonds and notes: 8.79%
Communication services: 0.75%
Media: 0.75%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	2,485,000	2,546,814
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	2,400,000	2,406,000
Virgin Media Telecommunications Company 144A	5.50	8-15-2026	1,650,000	1,717,856
				6,670,670
Consumer discretionary: 0.11%
Automobiles: 0.11%
Stellantis NV	5.25	4-15-2023	896,000	972,563
Consumer staples: 0.34%
Food products: 0.34%
Cooke Omega Investments Incorporated 144A	8.50	12-15-2022	2,950,000	3,031,125
Energy: 2.31%
Energy equipment & services: 1.26%
Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	10,705,000	11,106,438
Oil, gas & consumable fuels: 1.05%
Northriver Midstream Finance LP 144A	5.63	2-15-2026	8,990,000	9,315,888
Financials: 0.77%
Diversified financial services: 0.77%
DAE Funding LLC 144A	2.63	3-20-2025	6,710,000	6,795,217
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Short-Term High Yield Bond Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Health care: 1.20%
Pharmaceuticals: 1.20%
Teva Pharmaceutical Finance BV	2.80%	7-21-2023	$ 7,735,000	$ 7,580,300
Teva Pharmaceutical Finance BV	3.65	11-10-2021	3,000,000	3,022,500
				10,602,800
Industrials: 1.40%
Airlines: 1.40%
Air Canada Company 144A	7.75	4-15-2021	12,340,000	12,420,210
Materials: 1.91%
Chemicals: 1.07%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	5,690,000	5,948,456
Park Aerospace Holdings Company 144A	5.50	2-15-2024	3,275,000	3,564,702
				9,513,158
Metals & mining: 0.84%
Constellium NV Company 144A	5.75	5-15-2024	3,000,000	3,041,250
FMG Resources Proprietary Limited 144A	4.75	5-15-2022	4,254,000	4,365,668
				7,406,918
Total Yankee corporate bonds and notes (Cost $75,775,237)				77,834,987

		Yield	Shares
Short-term investments: 5.65%
Investment companies: 5.65%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	50,036,510	50,036,510
Total Short-term investments (Cost $50,036,510)				50,036,510
Total investments in securities (Cost $902,467,213)	103.25%			913,824,381
Other assets and liabilities, net	(3.25)			(28,783,100)
Total net assets	100.00%			$885,041,281

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  17

Portfolio of investments—February 28, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 991,590	$ 34,052,849	$ (35,044,439)	$0	$0	$ 0		0	$ 1,719#
Wells Fargo Government Money Market Fund Select Class	13,625,847	317,286,627	(280,875,964)	0	0	50,036,510		50,036,510	6,843
				$0	$0	$50,036,510	5.65%		$8,562

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Short-Term High Yield Bond Fund

Statement of assets and liabilities—February 28, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $852,430,703)	$ 863,787,871
Investments in affiliated securites, at value (cost $50,036,510)	50,036,510
Cash	456
Receivable for interest	12,429,593
Receivable for investments sold	7,436,250
Receivable for Fund shares sold	2,156,065
Receivable for securities lending income, net	416
Prepaid expenses and other assets	8,201
Total assets	935,855,362
Liabilities
Payable for investments purchased	48,261,420
Payable for Fund shares redeemed	1,784,175
Management fee payable	246,207
Dividends payable	227,816
Administration fees payable	62,749
Distribution fee payable	19,322
Trustees’ fees and expenses payable	2,220
Accrued expenses and other liabilities	210,172
Total liabilities	50,814,081
Total net assets	$885,041,281
Net assets consist of
Paid-in capital	$ 918,193,357
Total distributable loss	(33,152,076)
Total net assets	$885,041,281
Computation of net asset value and offering price per share
Net assets – Class A	$ 115,175,289
Shares outstanding – Class A1	13,993,051
Net asset value per share – Class A	$8.23
Maximum offering price per share – Class A2	$8.48
Net assets – Class C	$ 32,970,186
Shares outstanding – Class C1	4,004,531
Net asset value per share – Class C	$8.23
Net assets – Administrator Class	$ 61,131,455
Shares outstanding – Administrator Class[1]	7,427,837
Net asset value per share – Administrator Class	$8.23
Net assets – Institutional Class	$ 675,764,351
Shares outstanding – Institutional Class[1]	82,219,878
Net asset value per share – Institutional Class	$8.22
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  19

Statement of operations—six months ended February 28, 2021 (unaudited)

Investment income
Interest	$ 17,031,779
Income from affiliated securities	15,999
Total investment income	17,047,778
Expenses
Management fee	1,884,124
Administration fees
Class A	83,987
Class C	30,757
Administrator Class	27,613
Institutional Class	227,424
Shareholder servicing fees
Class A	131,221
Class C	48,049
Administrator Class	69,022
Distribution fee
Class C	144,133
Custody and accounting fees	42,613
Professional fees	27,097
Registration fees	36,709
Shareholder report expenses	26,721
Trustees’ fees and expenses	9,557
Other fees and expenses	12,014
Total expenses	2,801,041
Less: Fee waivers and/or expense reimbursements
Fund-level	(428,879)
Class A	(13,905)
Class C	(3,715)
Administrator Class	(32,034)
Net expenses	2,322,508
Net investment income	14,725,270
Realized and unrealized gains (losses) on investments
Net realized gains on investments	4,122,698
Net change in unrealized gains (losses) on investments	8,651,506
Net realized and unrealized gains (losses) on investments	12,774,204
Net increase in net assets resulting from operations	$27,499,474
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Short-Term High Yield Bond Fund

Statement of changes in net assets

	Six months ended February 28, 2021 (unaudited)		Year ended August 31, 2020
Operations
Net investment income		$ 14,725,270		$ 28,030,698
Net realized gains (losses) on investments		4,122,698		(8,783,213)
Net change in unrealized gains (losses) on investments		8,651,506		719,608
Net increase in net assets resulting from operations		27,499,474		19,967,093
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,903,700)		(3,365,905)
Class C		(550,372)		(1,320,606)
Administrator Class		(1,043,556)		(2,251,888)
Institutional Class		(11,162,375)		(22,262,821)
Total distributions to shareholders		(14,660,003)		(29,201,220)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,222,474	26,322,521	3,568,287	28,517,927
Class C	200,396	1,637,446	467,805	3,751,623
Administrator Class	1,459,704	11,915,797	1,535,701	12,304,096
Institutional Class	27,454,164	224,843,430	31,620,693	251,527,794
		264,719,194		296,101,440
Reinvestment of distributions
Class A	222,770	1,817,742	403,131	3,208,961
Class C	67,347	548,430	161,523	1,286,290
Administrator Class	127,536	1,040,283	279,640	2,231,101
Institutional Class	1,199,105	9,772,683	2,252,068	17,917,547
		13,179,138		24,643,899
Payment for shares redeemed
Class A	(1,565,664)	(12,787,574)	(4,836,165)	(37,567,439)
Class C	(1,956,403)	(15,928,928)	(2,263,342)	(17,866,207)
Administrator Class	(638,608)	(5,220,175)	(6,110,858)	(48,807,964)
Institutional Class	(15,023,597)	(122,261,098)	(52,343,372)	(408,601,197)
		(156,197,775)		(512,842,807)
Net increase (decrease) in net assets resulting from capital share transactions		121,700,557		(192,097,468)
Total increase (decrease) in net assets		134,540,028		(201,331,595)
Net assets
Beginning of period		750,501,253		951,832,848
End of period		$ 885,041,281		$ 750,501,253
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.09	$8.07	$7.99	$8.07	$8.10	$8.07
Net investment income	0.15	0.26	0.25	0.24	0.23	0.24
Net realized and unrealized gains (losses) on investments	0.14	0.02	0.09	(0.08)	(0.03)	0.03
Total from investment operations	0.29	0.28	0.34	0.16	0.20	0.27
Distributions to shareholders from
Net investment income	(0.15)	(0.26)	(0.26)	(0.24)	(0.23)	(0.24)
Net asset value, end of period	$8.23	$8.09	$8.07	$7.99	$8.07	$8.10
Total return[1]	3.57%	3.61%	4.40%	2.00%	2.51%	3.37%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.94%	0.94%	0.93%	0.92%	0.92%
Net expenses	0.80%	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	3.64%	3.19%	3.18%	2.96%	2.88%	2.95%
Supplemental data
Portfolio turnover rate	37%	78%	44%	34%	35%	32%
Net assets, end of period (000s omitted)	$115,175	$97,985	$104,671	$127,024	$172,151	$296,817

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Short-Term High Yield Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.09	$8.07	$8.00	$8.07	$8.10	$8.07
Net investment income	0.13	0.20	0.19	0.18	0.17	0.18
Net realized and unrealized gains (losses) on investments	0.13	0.02	0.08	(0.07)	(0.03)	0.03
Total from investment operations	0.26	0.22	0.27	0.11	0.14	0.21
Distributions to shareholders from
Net investment income	(0.12)	(0.20)	(0.20)	0.18	(0.17)	(0.18)
Net asset value, end of period	$8.23	$8.09	$8.07	$8.00	$8.07	$8.10
Total return[1]	3.18%	2.84%	3.49%	1.36%	1.75%	2.60%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.69%	1.69%	1.68%	1.67%	1.67%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	2.88%	2.43%	2.43%	2.21%	2.11%	2.20%
Supplemental data
Portfolio turnover rate	37%	78%	44%	34%	35%	32%
Net assets, end of period (000s omitted)	$32,970	$46,066	$59,113	$77,169	$111,268	$123,745

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.09	$8.06	$7.99	$8.07	$8.10	$8.07
Net investment income	0.15	0.27	0.27	0.25	0.24	0.25
Net realized and unrealized gains (losses) on investments	0.14	0.03	0.08	(0.08)	(0.03)	0.03
Total from investment operations	0.29	0.30	0.35	0.17	0.21	0.28
Distributions to shareholders from
Net investment income	(0.15)	(0.27)	(0.28)	(0.25)	(0.24)	(0.25)
Net asset value, end of period	$8.23	$8.09	$8.06	$7.99	$8.07	$8.10
Total return[1]	3.65%	3.90%	4.44%	2.16%	2.68%	3.54%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.88%	0.87%	0.86%	0.86%	0.86%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.80%	3.29%	3.34%	3.13%	3.03%	3.11%
Supplemental data
Portfolio turnover rate	37%	78%	44%	34%	35%	32%
Net assets, end of period (000s omitted)	$61,131	$52,406	$86,892	$102,673	$134,070	$274,878

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Short-Term High Yield Bond Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.08	$8.05	$7.98	$8.06	$8.09	$8.06
Net investment income	0.15	0.29	0.28	0.27	0.25	0.26
Net realized and unrealized gains (losses) on investments	0.15	0.03	0.08	(0.08)	(0.02)	0.03
Total from investment operations	0.30	0.32	0.36	0.19	0.23	0.29
Distributions to shareholders from
Net investment income	(0.16)	(0.29)	(0.29)	(0.27)	(0.26)	(0.26)
Net asset value, end of period	$8.22	$8.08	$8.05	$7.98	$8.06	$8.09
Total return[1]	3.73%	4.06%	4.59%	2.31%	2.83%	3.69%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.59%	0.59%	0.59%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.94%	3.47%	3.49%	3.27%	3.16%	3.26%
Supplemental data
Portfolio turnover rate	37%	78%	44%	34%	35%	32%
Net assets, end of period (000s omitted)	$675,764	$554,044	$701,157	$764,680	$1,010,757	$735,285

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Short-Term High Yield Bond Fund  |  25

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and sub-advisory agreement. The Fund's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions

26  |  Wells Fargo Short-Term High Yield Bond Fund

Notes to financial statements (unaudited)
is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Wells Fargo Short-Term High Yield Bond Fund  |  27

Notes to financial statements (unaudited)
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $903,854,810 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$14,812,211
Gross unrealized losses	(4,842,640)
Net unrealized gains	$ 9,969,571
As of August 31, 2020, the Fund had capital loss carryforwards which consisted of $15,482,218 in short-term capital losses and $31,825,898 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$ 0	$ 604,532,565	$ 0	$ 604,532,565
Exchange-traded funds	8,044,200	0	0	8,044,200
Loans	0	150,988,103	22,373,260	173,361,363
Non-agency mortgage-backed securities	0	14,756	0	14,756
Yankee corporate bonds and notes	0	77,834,987	0	77,834,987
Short-term investments
Investment companies	50,036,510	0	0	50,036,510
Total assets	$58,080,710	$833,370,411	$22,373,260	$913,824,381
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

28  |  Wells Fargo Short-Term High Yield Bond Fund

Notes to financial statements (unaudited)
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Loans
Balance as of August 31, 2020	$ 18,559,799
Accrued discounts (premiums)	6,157
Realized gains (losses)	796
Change in unrealized gains (losses)	302,514
Purchases	3,758,806
Sales	(254,812)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of February 28, 2021	$22,373,260
Change in unrealized gains (losses) relating to securities still held at February 28, 2021	$ 306,628
The loan obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the six months ended February 28, 2021, the management fee was equivalent to an annual rate of 0.49% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Wells Fargo Short-Term High Yield Bond Fund  |  29

Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.81%
Class C	1.56
Administrator Class	0.65
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2021, Funds Distributor received $891 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $59,929,036, $0 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended February 28, 2021.

30  |  Wells Fargo Short-Term High Yield Bond Fund

Notes to financial statements (unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2021 were $443,474,258 and $281,011,974, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 28, 2021, the Fund did not have any securities on loan.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended February 28, 2021, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Short-Term High Yield Bond Fund  |  31

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

32  |  Wells Fargo Short-Term High Yield Bond Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Wells Fargo Short-Term High Yield Bond Fund  |  33

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34  |  Wells Fargo Short-Term High Yield Bond Fund

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Short-Term High Yield Bond Fund  |  35

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0321-00297 04-21
SA222/SAR222 02-21

Semi-Annual Report
February 28, 2021
Wells Fargo
Ultra Short-Term Income Fund

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Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery
The views expressed and any forward-looking statements are as of February 28, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Wells Fargo Ultra Short-Term Income Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Ultra Short-Term Income Fund for the six-month period that ended February 28, 2021. Global stocks showed robust returns, as the global economy began emerging from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds also had positive returns, led by high-yield bonds.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 9.74%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 16.65%, while the MSCI EM Index (Net),3 had even stronger performance, with a 22.32% gain. Among bond indexes, the Bloomberg Barclays U.S. Aggregate Bond Index,4 returned (1.55)%, the Bloomberg Barclays Global Aggregate ex-USD Index (unhedged),5 gained 1.41%, and the Bloomberg Barclays Municipal Bond Index,6 returned 0.86% while the ICE BofA U.S. High Yield Index,7 gained 6.14%.
Hope drove the stock markets to new highs.
Stocks grew more volatile in September on mixed economic data. U.S. economic activity continued to grow. However, U.S. unemployment remained elevated at 7.9% in September. With U.S. Congress delaying further fiscal relief and uncertainties surrounding a possible vaccine, doubts crept back into the financial markets. In the U.K., a lack of progress in Brexit talks weighed on markets. China’s economy picked up steam, fueled by increased global demand.
In October, capital markets stepped back from their six-month rally. Market volatility rose in advance of the U.S. election and amid a global increase in COVID-19 infections. Europe introduced tighter restrictions affecting economic activity. U.S. markets looked favorably at the prospect of Democratic control of the federal purse strings, which could lead to additional fiscal stimulus and a boost to economic activity. Meanwhile, China reported 4.9% third-quarter gross domestic product growth.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[5]	The Bloomberg Barclays Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Wells Fargo Ultra Short-Term Income Fund

Letter to shareholders (unaudited)
Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines. Reversing recent trends, value stocks outperformed growth stocks and cyclical stocks outpaced technology stocks. However, U.S. unemployment remained elevated, with a net job loss of 10 million since February 2020. The eurozone services Purchasing Managers’ Index, a monthly survey of purchasing managers, contracted sharply while the region’s manufacturing activity grew. The U.S. election results added to the upbeat mood as investors anticipated more consistent policies in the new administration.
Financial markets ended the year with strength on high expectations for a rapid rollout of the COVID-19 vaccines, the successful passage of a $900 billion stimulus package, and rising expectations of additional economic support from a Democratic-led Congress. U.S. economic data were mixed with still-elevated unemployment and weak retail sales but growth in manufacturing output. In contrast, China’s economic expansion continued in both manufacturing and nonmanufacturing. U.S. COVID-19 infection rates continued to rise even as new state and local lockdown measures were implemented.
The year 2021 began with emerging market stocks leading all major asset classes in January, driven by China’s strong economic growth and a broad recovery in corporate earnings, which propelled China’s stock market higher. In the United States, positive news on vaccine trials and January's expansion in both the manufacturing and services sectors was offset by a weak December monthly jobs report. This was compounded by technical factors as some hedge funds were forced to sell stocks to protect themselves against a well-publicized short squeeze coordinated by a group of retail investors. Eurozone sentiment and economic growth were particularly weak, reflecting the impact of a new lockdown with stricter social distancing along with a slow vaccine rollout.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, IT, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher growth and inflation expectations.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds
“Global stocks rallied in November, propelled by optimism over three promising COVID-19 vaccines.”
“February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Wells Fargo Ultra Short-Term Income Fund  |  3

Letter to shareholders (unaudited)
Preparing for LIBOR Transition
The global financial industry is preparing to transition away from the London Interbank Offered Rate (LIBOR), a key benchmark interest rate, to new alternative rates. LIBOR underpins more than $350 trillion of financial contracts. It is the benchmark rate for a wide spectrum of products ranging from residential mortgages to corporate bonds to derivatives. Regulators have called for a market-wide transition away from LIBOR to successor reference rates by the end of 2021 (extended through June 30, 2023 for most tenors of the U.S. dollar LIBOR), which requires proactive steps be taken by issuers, counterparties, and asset managers to identify impacted products and adopt new reference rates.
The Fund holds at least one security that uses LIBOR as a floating reference rate and has a maturity date after 12-31-2021.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of successor reference rates, and any potential effects of the transition away from LIBOR on investment instruments that use it as a benchmark rate. The transition process may result in, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and could negatively impact the value of certain instruments held by the Fund.
Wells Fargo Asset Management is monitoring LIBOR exposure closely and has put resources and controls in place to manage this transition effectively. The Fund’s portfolio management team is evaluating LIBOR holdings to understand what happens to those securities when LIBOR ceases to exist, including examining security documentation to identify the presence or absence of fallback language identifying a replacement rate to LIBOR.
While the pace of transition away from LIBOR will differ by asset class and investment strategy, the portfolio management team will monitor market conditions for those holdings to identify and mitigate deterioration or volatility in pricing and liquidity and ensure appropriate actions are taken in a timely manner.
Further information regarding the potential risks associated with the discontinuation of LIBOR can be found in the Fund’s Statement of Additional Information.

4  |  Wells Fargo Ultra Short-Term Income Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income consistent with capital preservation.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management Incorporated
Portfolio managers	Christopher Y. Kauffman, CFA®‡, Jay N. Mueller, CFA®‡, Michael J. Schueller, CFA®‡, Noah M. Wise, CFA®‡

Average annual total returns (%) as of February 28, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (SADAX)	8-31-1999	0.08	1.56	1.05	2.13	1.97	1.26	0.71	0.52
Class A2 (WUSNX)[3]	5-29-2020	–	–	–	1.98	1.94	1.24	0.71	0.52
Class C (WUSTX)	7-18-2008	0.35	1.21	0.50	1.35	1.21	0.50	1.46	1.27
Administrator Class (WUSDX)	4-8-2005	–	–	–	2.16	2.10	1.39	0.65	0.52
Institutional Class (SADIX)	8-31-1999	–	–	–	2.39	2.29	1.59	0.38	0.27
Bloomberg Barclays Short-Term U.S.Government/Corporate Bond[4]	–	–	–	–	0.90	1.53	0.91	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class A2, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.
[2]	The manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.50% for Class A, 0.50% for Class A2, 1.25% for Class C, 0.50% for Administrator Class and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class A2 shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class A2 shares.
[4]	The Bloomberg Barclays Short-Term Government/Corporate Bond Index contains securities that have fallen out of the Bloomberg Barclays U.S. Government/Credit Bond Index because of the standard minimum one-year-to-maturity constraint. Securities in the Bloomberg Barclays Short-Term Government/Corporate Bond Index must have a maturity from 1 up to (but not including) 12 months. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Wells Fargo Ultra Short-Term Income Fund

Performance highlights (unaudited)
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Wells Fargo Ultra Short-Term Income Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of February 28, 2021[1]
FNMA, 2.00%, 3-16-2036	4.19
AID Iraq Government Bond , 2.15%, 1-18-2022	1.53
iShares 0-5 Year High Yield Corporate Bond ETF	1.41
iShares Short-Term Corporate Bond ETF	1.26
SPDR Portfolio Short Term Corporate Bond ETF	1.06
SCF Equipment Trust LLC Series 2021-1A Class A2, 0.42%, 8-20-2026	0.88
NextEra Energy Operating Partners LP, 0.45%, 2-22-2023	0.80
NTT Finance Corporation , 0.37%, 3-3-2023	0.69
Freedom Financial Trust Series 2021-1CP Class A , 0.66%, 3-20-2028	0.61
PFS Financing Corporation Series 2020-E Class A, 1.00%, 10-15-2025	0.61
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Portfolio composition as of February 28, 2021[1]
[1]	Figures represent the percentage of the Fund's long-term investments. These amounts are subject to change and may have changed since the date specified.

8  |  Wells Fargo Ultra Short-Term Income Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2020 to February 28, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 9-1-2020	Ending account value 2-28-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,007.59	$2.39	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Class A2
Actual	$1,000.00	$1,012.24	$2.49	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Class C
Actual	$1,000.00	$1,003.77	$6.21	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26	1.25%
Administrator Class
Actual	$1,000.00	$1,007.53	$2.49	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Institutional Class
Actual	$1,000.00	$1,008.76	$1.25	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25	0.25%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Ultra Short-Term Income Fund  |  9

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 5.92%
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	2.53%	4-1-2038	$ 374,934	$ 394,605
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	2.64	10-1-2038	431,846	435,434
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	2.67	6-1-2032	1,389	1,395
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	2.69	11-1-2035	1,131,592	1,205,964
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	2.74	3-1-2035	433,368	461,153
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	2.90	7-1-2029	504	504
FHLMC (1 Year Treasury Constant Maturity+2.21%)±	3.58	5-1-2035	126,838	135,122
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	3.58	9-1-2038	959,213	1,015,575
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	3.75	4-1-2032	49,149	49,679
FHLMC (1 Year Treasury Constant Maturity+0.00%)±	3.83	1-1-2029	26,724	26,695
FHLMC	4.50	1-1-2022	66	69
FHLMC	4.50	6-1-2024	422,081	443,611
FHLMC	4.50	9-1-2026	664,180	698,171
FHLMC	5.50	12-1-2022	141,233	145,771
FHLMC	5.50	12-1-2023	145,343	151,363
FHLMC	6.00	10-1-2021	39,094	39,363
FHLMC	6.00	10-1-2021	42,793	43,124
FHLMC	6.00	1-1-2024	96,722	99,296
FHLMC	7.00	6-1-2031	185,106	209,576
FHLMC	9.50	12-1-2022	104	104
FHLMC	10.00	11-17-2021	262	264
FHLMC Series 2611 Class HD	5.00	5-15-2023	190,335	197,384
FHLMC Series 2649 Class WL	4.00	7-15-2023	173,481	175,209
FHLMC Series 2704 Class BH	4.50	11-15-2023	144,474	149,038
FHLMC Series 2881 Class AE	5.00	8-15-2034	95,568	98,795
FHLMC Series 2953 Class LD	5.00	12-15-2034	70,072	72,399
FHLMC Series 3609 Class LA	4.00	12-15-2024	64	65
FHLMC Series 3888 Class NA	2.25	1-15-2040	394,004	397,678
FHLMC Series 3924 Class MF (1 Month LIBOR+0.50%)±	0.61	9-15-2041	879,697	887,866
FHLMC Series 4172 Class PB	1.50	7-15-2040	95,598	96,477
FHLMC Series 4348 Class MH	3.00	6-15-2039	790,479	805,952
FHLMC Series 4764 Class BA	4.00	6-15-2042	55,648	55,720
FHLMC Series 4889 Class CD	3.00	4-15-2049	1,762,307	1,842,459
FHLMC Series 4938 Class BF (1 Month LIBOR+0.50%)±	0.62	12-25-2049	5,744,489	5,792,011
FHLMC Series KF15 Class A (1 Month LIBOR+0.67%)±	0.79	2-25-2023	382,577	382,286
FHLMC Series QO04 Class AFL (12 Month Treasury Average+0.74%)±	1.12	5-25-2044	1,575,074	1,573,819
FHLMC Series T-42 Class A6	9.50	2-25-2042	495,814	627,275
FNMA (6 Month LIBOR+1.38%)±	1.75	10-1-2031	41,956	42,258
FNMA (6 Month LIBOR+1.51%)±	1.92	9-1-2037	229,703	238,065
FNMA %%	2.00	1-25-2036	101,140,000	104,649,150
FNMA (1 Year Treasury Constant Maturity+2.02%)±	2.19	12-1-2034	179,459	191,060
FNMA (1 Year Treasury Constant Maturity+2.20%)±	2.32	11-1-2031	47,463	47,739
FNMA (1 Year Treasury Constant Maturity+2.26%)±	2.38	11-1-2035	93,204	94,123
FNMA (12 Month LIBOR+1.77%)±	2.56	7-1-2044	1,197,004	1,266,515
FNMA (1 Year Treasury Constant Maturity+2.36%)±	2.62	11-1-2034	516,906	550,986
FNMA (12 Month Treasury Average+2.06%)±	2.64	8-1-2045	216,321	225,756
FNMA (1 Year Treasury Constant Maturity+2.20%)±	2.65	12-1-2040	2,095,794	2,225,146
FNMA (1 Year Treasury Constant Maturity+2.25%)±	2.67	11-1-2038	531,579	567,358
FNMA (1 Year Treasury Constant Maturity+2.31%)±	2.70	5-1-2036	269,472	287,132
FNMA (1 Year Treasury Constant Maturity+2.22%)±	2.71	6-1-2034	632,477	643,492
FNMA (1 Year Treasury Constant Maturity+2.22%)±	2.72	6-1-2032	64,971	65,304
FNMA (1 Year Treasury Constant Maturity+2.26%)±	2.75	8-1-2036	1,120,372	1,192,444
FNMA (1 Year Treasury Constant Maturity+2.24%)±	2.79	7-1-2038	1,603,207	1,707,528
The accompanying notes are an integral part of these financial statements.

10  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (1 Year Treasury Constant Maturity+2.21%)±	2.94%	10-1-2034	$ 3,938	$ 4,182
FNMA (1 Year Treasury Constant Maturity+2.23%)±	2.94	12-1-2040	112,635	112,997
FNMA (1 Year Treasury Constant Maturity+2.20%)±	3.06	9-1-2035	269,666	286,462
FNMA (6 Month LIBOR+0.00%)±	4.23	4-1-2033	707	708
FNMA	4.50	1-1-2027	887,224	943,013
FNMA	5.00	5-1-2022	22,292	23,338
FNMA	5.00	6-1-2024	741,629	777,260
FNMA	6.00	4-1-2021	28	28
FNMA	6.00	1-1-2023	335,036	345,339
FNMA	6.50	8-1-2031	226,388	269,386
FNMA	9.00	10-15-2021	26	26
FNMA	9.00	6-1-2024	938	947
FNMA Series 1991-132 Class Z	8.00	10-25-2021	3,291	3,346
FNMA Series 1992-71 Class X	8.25	5-25-2022	4,662	4,831
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	243,737	278,551
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	376,858	453,208
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	357,777	435,455
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	425,487	524,325
FNMA Series 2002-W04 Class A6 ±±	3.68	5-25-2042	424,275	448,155
FNMA Series 2003-W11 Class A1 ±±	3.17	6-25-2033	10,930	11,112
FNMA Series 2003-W3 Class 1A4 ±±	3.66	8-25-2042	24,322	25,895
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR+0.32%)±	0.44	3-25-2037	246,455	247,586
FNMA Series 2010-115 Class NC	2.75	1-25-2039	275,687	278,868
FNMA Series 2010-25 Class ND	3.50	3-25-2025	286	281
FNMA Series 2010-37 Class A1	5.41	5-25-2035	2,422,989	2,540,589
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	73,910	75,275
FNMA Series 2013-23 Class LF (1 Month LIBOR+0.35%)±	0.49	3-25-2043	4,458,642	4,485,018
FNMA Series 2013-26 Class AK	2.50	11-25-2038	1,653,557	1,675,117
FNMA Series 2014-19 Class HA	2.00	6-25-2040	452,508	461,311
GNMA	7.00	6-15-2033	299,958	364,788
Total Agency securities (Cost $147,645,699)				147,782,724
Asset-backed securities: 14.75%
Ally Master Owner Trust Series 2018-4 Class A	3.30	7-17-2023	11,174,000	11,279,376
American Credit Acceptance Receivables Trust Series 2017-2 Class E 144A	5.52	3-12-2024	4,600,000	4,609,307
American Credit Acceptance Receivables Trust Series 2018-2 Class D 144A	4.07	7-10-2024	2,013,000	2,064,293
American Credit Acceptance Receivables Trust Series 2019-1 Class C 144A	3.50	4-14-2025	2,547,921	2,586,634
American Credit Acceptance Receivables Trust Series 2019-2 Class C 144A	3.17	6-12-2025	2,290,000	2,325,702
American Credit Acceptance Receivables Trust Series 2019-3 Class C 144A	2.76	9-12-2025	1,227,000	1,247,597
American Credit Acceptance Receivables Trust Series 2019-4 Class D 144A	2.97	12-12-2025	10,000,000	10,363,368
Chesapeake Funding II LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	360,759	361,166
Chesapeake Funding II LLC Series 2018-3A Class A1 144A	3.39	1-15-2031	3,306,838	3,399,150
CommonBond Student Loan Trust Series 2018-B-GS Class A1 144A	3.56	9-25-2045	4,962,557	5,152,316
Conn's Receivables Funding LLC Series 2020-A Class A 144A	1.71	6-16-2025	4,156,623	4,168,432
Consumer Loan Underlying Bond Series 2020-P1 Class A 144A	2.26	3-15-2028	1,900,255	1,913,930
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  11

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Credit Acceptance Auto Loan Series 2019-1A Class A 144A	3.33%	2-15-2028	$ 4,000,000	$ 4,059,080
Crossroads Asset Trust Series 2021-A Class A2 144A	0.82	3-20-2024	3,000,000	3,000,589
Drive Auto Receivables Trust Series 2017-3 Class D 144A	3.53	12-15-2023	1,568,056	1,589,028
Drive Auto Receivables Trust Series 2018-1 Class E 144A	5.09	6-16-2025	5,000,000	5,228,199
Drive Auto Receivables Trust Series 2018-4 Class D	4.09	1-15-2026	12,295,000	12,729,652
Drive Auto Receivables Trust Series 2019-2 Class C	3.42	6-16-2025	6,500,000	6,659,961
DT Auto Owner Trust Series 2017 2A E 144A 144A	6.03	1-15-2024	12,038,515	12,214,713
DT Auto Owner Trust Series 2017-3A Class D 144A	3.58	5-15-2023	491,068	492,686
DT Auto Owner Trust Series 2017-4A Class D 144A	3.47	7-17-2023	569,444	570,939
DT Auto Owner Trust Series 2018-2A Class D 144A	4.15	3-15-2024	4,500,000	4,596,344
DT Auto Owner Trust Series 2018-3A Class D 144A	4.19	7-15-2024	5,700,000	5,909,586
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR+1.15%)144A±	1.27	11-25-2069	6,890,822	6,961,609
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR+1.00%)144A±	1.13	12-25-2056	663,166	670,022
Enterprise Fleet Financing LLC Series 2019-3 Class A2 144A	2.06	5-20-2025	13,134,070	13,341,035
Enterprise Fleet Financing LLC Series 2021-1 Class A2 144A	0.44	12-21-2026	9,000,000	8,993,092
Exeter Automobile Receivables Trust Series 2016-3A Class D 144A	6.40	7-17-2023	7,500,000	7,618,119
Exeter Automobile Receivables Trust Series 2019-2A Class C 144A	3.30	3-15-2024	5,023,000	5,109,215
Exeter Automobile Receivables Trust Series 2019-3A Class C 144A	2.79	5-15-2024	8,375,000	8,540,853
Exeter Automobile Receivables Trust Series 2020-2A Class A 144A	1.13	8-15-2023	7,347,212	7,365,452
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	4,982,911	5,016,263
Flagship Credit Auto Trust Series 2018-4 Class A 144A	3.41	5-15-2023	413,459	416,082
Flagship Credit Auto Trust Series 2019-2 Class A 144A	2.83	10-16-2023	1,310,602	1,324,946
Flagship Credit Auto Trust Series 2019-4 Class A 144A	2.17	6-17-2024	3,671,847	3,718,012
Ford Credit Auto Lease Trust Series 2018-B Class A4	3.30	2-15-2022	962,826	964,363
FREED ABS Trust Series 2018-2 Class B 144A	4.61	10-20-2025	5,996,434	6,063,856
GLS Automobile Receivables Trust Series 2018-1A Class B 144A	3.52	8-15-2023	1,133,226	1,148,285
GLS Automobile Receivables Trust Series 2019-1A Class B 144A	3.65	12-16-2024	6,650,000	6,752,965
Hertz Vehicle Financing LLC Series 2016-2A Class A 144A	2.95	3-25-2022	1,113,243	1,119,130
Hertz Vehicle Financing LLC Series 2017-2A Class A 144A	3.29	10-25-2023	408,387	410,583
Hertz Vehicle Financing LLC Series 2018-1A Class A 144A	3.29	2-25-2024	442,260	444,611
Hertz Vehicle Financing LLC Series 2018-1A Class B 144A	3.60	2-25-2024	11,600,000	11,644,909
Hyundai Auto Lease Securitization Trust Series 2018-B Class A4	3.29	1-15-2025	6,000,000	6,198,123
Hyundai Auto Lease Securitization Trust Series 2019-A Class A3 144A	2.98	7-15-2022	2,401,007	2,412,175
MFRA Trust Series 2020-NQM1 Class A1 144A±±	1.48	3-25-2065	4,026,436	4,069,273
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	235,575	235,916
Navient Student Loan Trust Series 2017-3A Class A3 (1 Month LIBOR+1.05%)144A±	1.17	7-26-2066	5,700,000	5,811,490
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	2,184,679	2,233,066
Neuberger Berman CLO Limited Series 2020-38A Class A (3 Month LIBOR+1.30%)144A±	1.52	10-20-2032	10,000,000	10,029,340
Nissan Auto Lease Trust Series 2019-A Class A3	2.76	3-15-2022	5,915,586	5,948,946
The accompanying notes are an integral part of these financial statements.

12  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Nissan Auto Lease Trust Series 2019-B Class A3	2.27%	7-15-2022	$ 4,795,283	$ 4,824,208
Nissan Auto Lease Trust Series 2020-A Class A2A	1.80	5-16-2022	7,189,453	7,213,257
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	6,943,553	7,010,083
Ocwen Master Advance Receivable Trust Series 2020-T1 Class AT1 144A	1.28	8-15-2052	7,280,000	7,331,454
Oscar US Funding Trust Series 2016-2A Class A4 144A	2.99	12-15-2023	948,789	950,985
Oscar US Funding Trust Series 2021-1A Class A2 144A	0.40	3-11-2024	10,300,000	10,296,138
Pagaya Al Debt Selection Trust Series 2020-3 Class A 144A	2.10	5-17-2027	1,875,891	1,875,474
Santander Drive Auto Receivables Trust Series 2017-1 Class D	3.17	4-17-2023	3,065,722	3,085,778
Santander Drive Auto Receivables Trust Series 2019-3 Class B	2.28	9-15-2023	1,102,000	1,107,496
Santander Retail Auto Lease Trust Series 2019-A Class A4 144A	2.82	5-22-2023	12,200,000	12,431,807
Santander Retail Auto Lease Trust Series 2019-C Class A2B (1 Month LIBOR+0.34%)144A±	0.45	9-20-2022	5,194,215	5,198,727
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR+0.10%)±	0.32	9-15-2026	186,592	186,584
SLM Student Loan Trust Series 2004-B Class A3 (3 Month LIBOR+0.33%)±	0.55	3-15-2024	9,840,650	9,822,688
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR+0.60%)±	0.73	11-25-2027	464,218	464,416
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR+0.65%)±	0.77	12-27-2038	4,010,837	3,988,449
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR+0.55%)±	0.68	5-26-2055	4,297,388	4,247,783
SLM Student Loan Trust Series 2014-A Class B 144A	3.50	11-15-2044	6,200,000	6,256,885
SoFi Consumer Loan Program Trust Series 2016-5 Class B 144A±±	4.55	9-25-2028	2,256,207	2,281,234
SoFi Consumer Loan Program Trust Series 2018-2 Class B 144A	3.79	4-26-2027	9,255,974	9,411,179
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR+0.70%)144A±	0.82	3-26-2040	1,669,635	1,670,505
South Texas Higher Education Series 2012-1 Class A2 (3 Month LIBOR+0.85%)±	1.08	10-1-2024	751,283	751,951
SpringCastle America Funding LLC 144A	1.97	9-25-2037	5,613,629	5,675,347
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR+1.22%)144A±	1.34	10-25-2027	1,834,810	1,845,874
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	512,140	514,910
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR+0.90%)144A±	1.02	4-25-2048	1,825,009	1,831,656
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR+0.60%)144A±	0.72	1-25-2046	2,566,235	2,549,542
United Auto Credit Securitization Series 2018-2 Class E 144A	5.26	5-10-2023	5,000,000	5,031,900
Westlake Automobile Receivables Trust Series 2018-2A Class D 144A	4.00	1-16-2024	1,650,000	1,676,812
Westlake Automobile Receivables Trust Series 2018-3A Class C 144A	3.61	10-16-2023	5,231,935	5,271,610
Westlake Automobile Receivables Trust Series 2019-2A Class A2A 144A	2.57	2-15-2023	1,887,521	1,894,129
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	97,166	97,422
Total Asset-backed securities (Cost $367,192,646)				367,880,062
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  13

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 24.55%
Communication services: 0.53%
Media: 0.46%
NBCUniversal Enterprise Incorporated 144A	5.25%	12-31-2049	$ 6,000,000	$ 6,060,000
QVC Incorporated	4.85	4-1-2024	5,000,000	5,362,500
				11,422,500
Wireless telecommunication services: 0.07%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	1,781,250	1,794,609
Consumer discretionary: 1.59%
Automobiles: 0.49%
Ford Motor Company	8.50	4-21-2023	5,900,000	6,593,250
General Motors Company	5.40	10-2-2023	5,000,000	5,573,719
				12,166,969
Diversified consumer services: 0.02%
Service Corporation International	8.00	11-15-2021	425,000	444,763
Hotels, restaurants & leisure: 0.47%
Las Vegas Sands Corporation	3.20	8-8-2024	11,100,000	11,653,387
Household durables: 0.14%
Lennar Corporation	6.25	12-15-2021	3,500,000	3,543,715
Multiline retail: 0.24%
Nordstrom Incorporated	4.00	10-15-2021	6,000,000	6,070,835
Textiles, apparel & luxury goods: 0.23%
Ralph Lauren Corporation	1.70	6-15-2022	3,190,000	3,245,348
Tapestry Incorporated	3.00	7-15-2022	2,495,000	2,561,043
				5,806,391
Consumer staples: 0.66%
Food & staples retailing: 0.53%
7 Eleven Incorporated 144A	0.80	2-10-2024	8,310,000	8,317,006
Cargill Incorporated 144A	0.40	2-2-2024	5,000,000	4,976,376
				13,293,382
Food products: 0.13%
Land O'Lakes Incorporated 144A	6.00	11-15-2022	3,000,000	3,203,271
Energy: 2.75%
Energy equipment & services: 0.50%
Alexander Funding Trust 144A	1.84	11-15-2023	12,265,000	12,467,810
Oil, gas & consumable fuels: 2.25%
BP Capital Markets America Incorporated	2.94	4-6-2023	1,000,000	1,053,628
DCP Midstream Operating LP 144A	4.75	9-30-2021	3,575,000	3,604,047
Energy Transfer Partners LP	4.20	9-15-2023	4,866,000	5,240,604
Energy Transfer Partners LP	5.20	2-1-2022	2,536,000	2,608,711
EQT Corporation «	3.00	10-1-2022	2,750,000	2,766,376
Marathon Petroleum Corporation	4.50	5-1-2023	8,000,000	8,633,523
The accompanying notes are an integral part of these financial statements.

14  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Ovintiv Exploration Incorporated	3.90%	11-15-2021	$ 725,000	$ 732,286
Ovintiv Exploration Incorporated	5.75	1-30-2022	3,355,000	3,464,240
Pioneer Natural Resource	0.75	1-15-2024	5,000,000	4,986,988
Plains All American Pipeline LP	3.85	10-15-2023	8,971,000	9,546,901
The Phillips 66 Company	3.70	4-6-2023	5,000,000	5,324,575
Valero Energy Corporation	1.20	3-15-2024	3,000,000	3,025,721
Valero Energy Corporation	2.70	4-15-2023	3,000,000	3,127,439
Western Midstream Operating LP	5.38	6-1-2021	2,000,000	2,000,000
				56,115,039
Financials: 9.46%
Banks: 1.92%
Bank of America Corporation (U.S. SOFR+0.74%)±	0.81	10-24-2024	12,000,000	12,090,935
Bank of America Corporation (3 Month LIBOR+0.94%)±	3.86	7-23-2024	4,894,000	5,272,343
Citibank NA (3 Month LIBOR+0.60%)±	2.84	5-20-2022	6,000,000	6,032,215
Citigroup Incorporated (U.S. SOFR+0.69%)±	0.78	10-30-2024	8,000,000	8,041,161
Deutsche Bank (U.S. SOFR+2.16%)±	2.22	9-18-2024	3,500,000	3,601,716
JPMorgan Chase & Company (U.S. SOFR+1.46%)±	1.51	6-1-2024	7,250,000	7,420,978
JPMorgan Chase & Company (3 Month LIBOR+0.70%)±	3.21	4-1-2023	2,635,000	2,716,597
Synchrony Bank	3.65	5-24-2021	2,650,000	2,662,409
				47,838,354
Capital markets: 1.75%
Goldman Sachs Group Incorporated (U.S. SOFR+0.54%)±	0.63	11-17-2023	11,500,000	11,535,475
Goldman Sachs Group Incorporated	5.75	1-24-2022	5,000,000	5,243,258
IntercontinentalExchange Incorporated	0.70	6-15-2023	5,000,000	5,025,035
Morgan Stanley (U.S. SOFR+0.47%)±	0.56	11-10-2023	5,000,000	5,006,949
Morgan Stanley	2.75	5-19-2022	9,435,000	9,713,635
NASDAQ Incorporated	0.45	12-21-2022	3,000,000	3,001,276
State Street Corporation (U.S. SOFR+2.69%)±	2.83	3-30-2023	4,000,000	4,111,354
				43,636,982
Consumer finance: 3.19%
American Honda Finance Corporation	0.40	10-21-2022	6,000,000	6,007,115
BMW US Capital LLC 144A	3.80	4-6-2023	5,000,000	5,339,181
Bunge Limited	3.00	9-25-2022	1,000,000	1,034,855
Daimler Finance North America LLC 144A%%	0.75	3-1-2024	8,580,000	8,594,208
Daimler Finance North America LLC 144A	1.75	3-10-2023	1,715,000	1,755,814
Daimler Finance North America LLC 144A	2.85	1-6-2022	1,220,000	1,245,753
General Motors Financial Company Incorporated	1.70	8-18-2023	2,000,000	2,045,172
General Motors Financial Company Incorporated	4.20	11-6-2021	6,040,000	6,195,373
Hyundai Capital America Company 144A	0.80	1-8-2024	10,000,000	9,935,917
Hyundai Capital America Company 144A	1.25	9-18-2023	4,750,000	4,800,699
Hyundai Capital America Company 144A	2.38	2-10-2023	1,720,000	1,773,856
Navient Corporation	6.63	7-26-2021	4,315,000	4,379,725
Navient Corporation	7.25	9-25-2023	4,000,000	4,340,000
Nissan Motor Acceptance Corporation 144A	1.90	9-14-2021	2,000,000	2,010,725
Nissan Motor Acceptance Corporation 144A	3.65	9-21-2021	4,000,000	4,065,942
Onemain Finance Corporation	5.63	3-15-2023	4,550,000	4,834,375
The American Express Company (3 Month LIBOR+0.62%)±	0.80	5-20-2022	3,000,000	3,018,771
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	3,875,000	4,007,817
Volkswagen Group of America Finance LLC 144A	3.13	5-12-2023	4,000,000	4,215,548
				79,600,846
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  15

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.64%
DAE Funding LLC 144A	5.25%	11-15-2021	$ 2,185,000	$ 2,223,238
DAE Funding LLC 144A	5.75	11-15-2023	3,500,000	3,600,625
National Securities Clearing Corporation 144A	0.40	12-7-2023	5,000,000	5,013,128
National Securities Clearing Corporation 144A	1.20	4-23-2023	5,000,000	5,087,002
				15,923,993
Insurance: 1.72%
AIG Global Funding 144A	0.45	12-8-2023	5,000,000	5,004,421
AIG Global Funding 144A	0.80	7-7-2023	5,000,000	5,046,037
Athene Global Funding 144A	1.20	10-13-2023	5,000,000	5,059,217
Athene Global Funding 144A	2.80	5-26-2023	5,000,000	5,238,289
Equitable Financial Life Insurance Company 144A	0.50	11-17-2023	8,060,000	8,067,979
Protective Life Global Funding 144A«	0.47	1-12-2024	10,000,000	9,963,667
Protective Life Global Funding 144A	0.63	10-13-2023	2,000,000	2,012,021
WEA Finance LLC Company 144A	3.15	4-5-2022	2,575,000	2,633,252
				43,024,883
Thrifts & mortgage finance: 0.24%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	5,980,000	6,009,900
Health care: 0.60%
Biotechnology: 0.20%
AbbVie Incorporated	3.38	11-14-2021	4,935,000	5,038,187
Health care providers & services: 0.20%
Magellan Health Incorporated	4.90	9-22-2024	4,500,000	4,927,500
Pharmaceuticals: 0.20%
Bristol Myers Squibb Company	0.54	11-13-2023	5,000,000	5,011,678
Industrials: 2.15%
Aerospace & defense: 0.46%
The Boeing Company	1.43	2-4-2024	5,000,000	5,008,771
The Boeing Company	4.51	5-1-2023	6,000,000	6,435,528
				11,444,299
Air freight & logistics: 0.21%
FedEx Corporation	3.40	1-14-2022	5,000,000	5,133,659
Airlines: 0.24%
Delta Air Lines Incorporated	3.40	4-19-2021	3,000,000	3,006,533
Delta Air Lines Incorporated	3.63	3-15-2022	3,000,000	3,046,246
				6,052,779
Industrial conglomerates: 0.19%
General Electric Company (3 Month LIBOR+1.00%)±	1.22	3-15-2023	1,729,000	1,747,526
Honeywell International Incorporated	0.48	8-19-2022	3,000,000	3,003,727
				4,751,253
Machinery: 0.26%
CNH Industrial Capital LLC	1.95	7-2-2023	6,405,000	6,606,378
Trading companies & distributors: 0.79%
Air Lease Corporation	0.70	2-15-2024	10,000,000	9,909,023
The accompanying notes are an integral part of these financial statements.

16  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors (continued)
Air Lease Corporation	3.38%	6-1-2021	$ 3,000,000	$ 3,021,168
Fortress Transportation & Infrastructure Investors LLC 144A	6.75	3-15-2022	6,747,000	6,744,099
				19,674,290
Information technology: 1.08%
IT services: 0.63%
Fidelity National Information Services Incorporated %%	0.38	3-1-2023	13,500,000	13,494,525
Leidos Incorporated 144A	2.95	5-15-2023	2,000,000	2,097,360
				15,591,885
Semiconductors & semiconductor equipment: 0.35%
Microchip Technology Incorporated 144A	0.97	2-15-2024	5,000,000	5,018,025
Microchip Technology Incorporated 144A	2.67	9-1-2023	3,475,000	3,637,164
				8,655,189
Technology hardware, storage & peripherals: 0.10%
Dell International LLC 144A	7.13	6-15-2024	2,505,000	2,592,174
Materials: 0.74%
Chemicals: 0.54%
LYB International Finance lll (3 Month LIBOR+1.00%)±	1.24	10-1-2023	5,000,000	5,017,380
Nutrition & Biosciences Incorporated 144A	0.70	9-15-2022	1,000,000	1,004,292
Westlake Chemical Corporation	3.60	7-15-2022	7,269,000	7,513,055
				13,534,727
Containers & packaging: 0.20%
Berry Global Incorporated 144A	0.95	2-15-2024	5,000,000	5,002,100
Real estate: 0.59%
Equity REITs: 0.59%
SBA Tower Trust 144A	3.45	3-15-2048	7,175,000	7,600,513
Service Properties Trust	4.50	6-15-2023	3,500,000	3,526,250
Tanger Properties LP	3.88	12-1-2023	3,515,000	3,690,365
				14,817,128
Utilities: 4.40%
Electric utilities: 2.31%
American Electric Power	0.75	11-1-2023	7,000,000	7,011,225
Entergy Louisiana LLC	0.62	11-17-2023	10,000,000	10,021,911
NextEra Energy Operating Partners LP (3 Month LIBOR+0.27%)±	0.45	2-22-2023	20,000,000	20,007,000
Southern California Edison Company (3 Month LIBOR+0.27%)±	0.50	12-3-2021	7,000,000	7,005,370
The Southern Company	0.60	2-26-2024	13,500,000	13,483,760
				57,529,266
Gas utilities: 0.77%
CenterPoint Energy (3 Month LIBOR+0.50%)±%%	0.68	3-2-2023	4,635,000	4,635,000
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  17

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Gas utilities (continued)
CenterPoint Energy %%	0.70%	3-2-2023	$ 4,625,000	$ 4,620,514
Southern California Gas Company (3 Month LIBOR+0.35%)±	0.57	9-14-2023	10,000,000	10,002,124
				19,257,638
Independent power & renewable electricity producers: 0.08%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	2,000,000	2,040,000
Multi-utilities: 1.24%
Consolidated Edison Incorporated	0.65	12-1-2023	5,000,000	5,002,759
Consumers Energy Company	0.35	6-1-2023	5,000,000	4,999,874
Dominion Energy Incorporated	2.72	8-15-2021	2,700,000	2,728,248
DTE Energy Company	0.55	11-1-2022	3,000,000	3,006,220
DTE Energy Company	2.25	11-1-2022	5,000,000	5,149,753
WEC Energy Group Incorporated	0.55	9-15-2023	10,000,000	10,035,021
				30,921,875
Total Corporate bonds and notes (Cost $605,982,417)				612,599,634

	Shares
Exchange-traded funds: 4.04%
Invesco BulletShares 2022 High Yield Corporate Bond ETF «	334,000	7,742,120
iShares 0-5 Year High Yield Corporate Bond ETF	773,000	35,140,580
iShares Short-Term Corporate Bond ETF	572,000	31,385,640
SPDR Portfolio Short Term Corporate Bond ETF	847,800	26,587,008
Total Exchange-traded funds (Cost $98,928,987)		100,855,348

			Principal
Municipal obligations: 0.32%
Indiana: 0.11%
Education revenue: 0.11%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR+0.80%)±	0.92	2-25-2044	$ 2,748,887	2,756,666
New Jersey: 0.07%
Transportation revenue: 0.07%
New Jersey Transportation Trust Authority Taxable Transportation System Series B	2.38	6-15-2022	1,700,000	1,740,188
New York: 0.04%
Transportation revenue: 0.04%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	790,000	812,823
Wisconsin: 0.10%
Housing revenue: 0.10%
Wisconsin PFA Affinity Living Group Project (Citizens Bank LOC)	3.75	2-1-2022	2,500,000	2,502,025
Total Municipal obligations (Cost $7,702,533)				7,811,702
Non-agency mortgage-backed securities: 19.33%
Affirm Incorporated Series 2021-A Class A 144A	0.88	8-15-2025	10,000,000	10,009,763
The accompanying notes are an integral part of these financial statements.

18  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
AIMCO Series 2020-11A Class A1 (3 Month LIBOR+1.38%)144A±	1.60%	10-15-2031	$ 5,000,000	$ 5,012,075
American Money Management Corporation Series 2014-14A Class A1R2 (3 Month LIBOR+1.02%)144A±	1.24	7-25-2029	10,780,000	10,781,736
Angel Oak Mortgage Trust I LLC Series 2019-3 Class A1 144A±±	2.93	5-25-2059	1,074,329	1,081,110
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	2,613,739	2,642,071
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	3,057,890	3,087,714
Angel Oak Mortgage Trust I LLC Series 2020-R1 Class A1 144A±±	0.99	4-25-2053	9,217,360	9,254,346
Avery Point CLO Limited Series 2015-7A Class AR2 (3 Month LIBOR+0.96%)144A±	1.20	1-15-2028	10,460,000	10,461,224
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	497,106	496,762
Bayview Opportunity Master Fund Series 2016-SPL2 Class A 144A±±	4.00	6-28-2053	2,353,049	2,397,792
Black Diamond CLO Limited Series 2017-1A Class A1A (3 Month LIBOR+1.29%)144A±	1.51	4-24-2029	1,055,000	1,053,479
Bravo Residential Funding Trust Series 2020-RPL1 Class A1 144A±±	2.50	5-26-2059	1,808,277	1,872,646
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	3,311,678	3,392,743
Carlyle C17 CLO Limited Series C17-A Class A1AR (3 Month LIBOR+1.03%)144A±	1.24	4-30-2031	3,000,000	3,000,045
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	924,703	965,839
Cascade Funding Mortgage Trust Series 2020-HB4 Class A 144A±±	0.95	12-26-2030	5,759,263	5,760,432
CCG Receivables Trust Series 2019-1 Class A2 144A	2.80	9-14-2026	1,186,785	1,202,673
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	897,594	900,079
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR+0.79%)144A±	0.90	7-15-2032	5,115,843	5,120,687
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A3 (1 Month LIBOR+1.10%)±	3.06	2-10-2048	3,819,226	3,875,257
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR+1.10%)144A±	1.21	7-15-2030	2,365,399	2,348,407
Colt Funding LLC Series 2020-1R Class A1 ±±	1.26	9-25-2065	2,230,138	2,241,383
Colt Funding LLC Series 2020-2 Class A1 144A±±	1.85	3-25-2065	4,919,134	4,988,192
Colt Funding LLC Series 2021-1R Class A1 144A±±	0.86	5-25-2065	8,930,259	8,931,119
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	2,372,757	2,361,095
Commercial Mortgage Trust Series 2014-CR16 Class ASB	3.65	4-10-2047	2,371,158	2,474,124
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	21,363	21,356
Commercial Mortgage Trust Series 2014-UBS2 Class A3	3.47	3-10-2047	139,974	146,384
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	624,342	624,390
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	2.07	6-19-2031	115,728	117,939
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	2.01	6-19-2031	72,911	73,529
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR+1.25%)144A±	1.36	1-15-2034	3,600,000	3,599,629
Credit Suisse Mortgage Trust Series 2020-AFC1 Class A3 144A±±	2.51	2-25-2050	4,844,257	4,920,837
Credit Suisse Mortgage Trust Series 2020-SPT1 Class A1 144A	1.62	4-25-2065	4,458,597	4,487,865
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  19

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR+0.91%)144A±	1.15%	12-31-2027	$ 1,970,159	$ 1,970,626
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR+1.03%)144A±	1.14	12-19-2030	635,000	636,148
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	2,818,672	2,851,744
Deephaven Residential Mortgage Series 2020-1 Class A2 144A±±	2.49	1-25-2060	2,119,898	2,139,316
Dell Equipment Finance Trust Series 2020-1 Class A2 144A	2.26	6-22-2022	8,774,775	8,859,574
DLL Securitization Trust Series 2018-ST2 Class A3 144A	3.46	1-20-2022	937,094	940,325
Dryden Senior Loan Fund Series 2013-30A (3 Month LIBOR+0.82%)144A±	1.01	11-15-2028	5,538,645	5,539,498
Ellington Financial Mortgage Trust Series 2020-1 Class A1 144A±±	2.01	5-25-2065	1,925,716	1,957,146
Ellington Financial Mortgage Trust Series 2021-1 Class A1 144A±±	0.80	2-25-2066	2,000,000	1,999,263
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR+1.13%)±	1.24	9-25-2033	272,072	266,390
Freedom Financial Trust Series 2021-1CP Class A 144A	0.66	3-20-2028	15,300,000	15,288,548
Galton Funding Mortgage Trust Series 2020-H1 Class A1 144A±±	2.31	1-25-2060	4,395,340	4,482,964
GB Trust Series 2020-FlLIX (1 Month LIBOR+1.12%)144A±	1.23	8-15-2037	8,000,000	8,063,086
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	3,379,552	3,394,295
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	3,338,115	3,392,486
Goldman Sachs Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	1,395,761	1,458,094
Goldman Sachs Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	2,934,697	2,947,143
Goldman Sachs Mortgage Securities Trust Series 2020-NQM1 Class A1 144A±±	1.38	9-27-2060	4,137,781	4,156,294
GPMT Limited Series 2018-FL1 Class A (1 Month LIBOR+0.90%)144A±	1.01	11-21-2035	861,608	862,922
Gracie Point International Series 2020-B Class A (1 Month LIBOR+1.40%)144A±	1.52	5-2-2023	6,369,751	6,380,321
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	30,170	30,168
Halcyon Loan Advisors Funding Series 2014-3A Class AR (3 Month LIBOR+1.10%)144A±	1.32	10-22-2025	469,763	470,149
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	2,222,974	2,248,289
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR+1.00%)144A±	1.11	11-15-2036	3,961,914	3,961,913
Imperial Fund LLC Series 2020-NQM1 Class A1 144A±±	1.38	10-25-2055	6,508,522	6,533,852
InTown Hotel Portfolio Trust Series 2018-STAY Class A (1 Month LIBOR+0.95%)144A±	1.06	1-15-2033	4,000,000	4,004,798
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A3	4.17	8-15-2046	1,817,642	1,833,631
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR+0.91%)144A±	2.41	6-15-2035	3,571,081	3,578,265
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR+0.96%)144A±	1.07	7-15-2036	5,000,000	4,996,985
KKR Financial Holdings LLC (3 Month LIBOR+1.34%)144A±	1.58	4-15-2029	8,000,000	8,000,000
LCM LP Series 2013-A Class ARR (3 Month LIBOR+1.14%)144A±	1.36	7-19-2027	6,000,000	6,000,672
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1 144A±±	3.00	9-25-2059	13,004,027	13,668,786
The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
Lendmark Funding Trust Series 2018-2A Class A 144A	4.23%	4-20-2027	$ 3,000,000	$ 3,068,962
Marlette Funding Trust Series 2019-4A Class A 144A	2.39	12-17-2029	2,786,257	2,809,954
Marlette Funding Trust Series 2020-2A Class A 144A	1.02	9-16-2030	4,401,865	4,409,730
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	3.81	10-25-2032	1,936	1,966
Mello Warehouse Securitization Trust Series 2019-1 Class A (1 Month LIBOR+0.80%)144A±	0.92	6-25-2052	5,065,000	5,068,731
Mello Warehouse Securitization Trust Series 2020-1 Class A (1 Month LIBOR+0.90%)±	1.02	10-25-2053	8,500,000	8,503,306
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR+0.80%)144A±	0.92	11-25-2053	7,405,000	7,411,228
Mello Warehouse Securitization Trust Series 2021-1 Class B (1 Month LIBOR+0.90%)144A±	1.01	2-25-2055	7,135,000	7,135,714
MF1 Limited Series 2020-FL3 Class A (1 Month LIBOR+2.05%)144A±	2.16	7-15-2035	3,255,000	3,289,596
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	4,086,840	4,084,685
Mill City Mortgage Loan Trust Series 2017-2 Class A1 144A±±	2.75	7-25-2059	3,284,730	3,336,694
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	1,343,119	1,355,498
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	835,190	835,755
Octagon Investment Partners Series 2017-1A Class A1R (3 Month LIBOR+1.00%)144A±	1.11	3-17-2030	11,000,000	11,000,792
Onslow Bay Financial LLC Series 2020-EXP1 Class 1A8 144A±±	3.50	2-25-2060	1,460,686	1,506,407
OZML Funding Limited Series 2013-3A Class AIRR (3 Month LIBOR+1.18%)144A±	1.40	1-22-2029	4,969,666	4,971,013
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR+0.90%)144A±	1.09	11-15-2026	1,934,890	1,935,660
PFS Financing Corporation Series 2020-E Class A 144A	1.00	10-15-2025	15,000,000	15,117,330
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	9,340,000	9,320,465
Prosper Marketplace Issuance Series 2019-1A Class B 144A	4.03	4-15-2025	3,555,780	3,572,937
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	2,211,046	2,276,515
Residential Mortgage Loan Trust Series 2019-2 Class A1 144A±±	2.91	5-25-2059	2,486,962	2,534,991
Residential Mortgage Loan Trust Series 2021-1R Class A1 144A♦±±	0.86	1-25-2065	10,000,000	9,999,813
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	2.16	11-25-2049	105,554	105,656
SCF Equipment Trust LLC Series 2021-1A Class A2 144A	0.42	8-20-2026	22,000,000	21,992,111
Sequoia Mortgage Trust Series 2017-CH2 Class A10 144A±±	4.00	12-25-2047	476,617	478,400
Sound Point CLO Limited Series 2015-1RA Class AR (3 Month LIBOR+1.08%)144A±	1.26	4-15-2030	12,555,000	12,558,930
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	2,450,646	2,487,192
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	2,910,587	2,966,746
Starwood Mortgage Residential Trust Series 2020-1 Class A3 144A±±	2.56	2-25-2050	3,560,826	3,614,216
Starwood Mortgage Residential Trust Series 2020-2 Class A1 144A±±	2.72	4-25-2060	4,801,976	4,889,449
Station Place Securitization Trust Series 2021-WL1 Class A (1 Month LIBOR+0.65%)144A±	0.78	1-26-2054	8,870,000	8,870,000
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  21

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Non-agency mortgage-backed securities (continued)
TCW Collateralized Loan Obligation Limited Series 2017-1A Class BR (3 Month LIBOR+1.55%)144A±	1.76%	7-29-2029	$ 5,540,000	$ 5,541,978
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	3,080,000	3,135,605
Towd Point Mortgage Trust Series 2016-3 Class A1 144A±±	2.25	4-25-2056	948,541	956,155
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	2,996,239	3,050,545
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	2,034,055	2,100,793
Towd Point Mortgage Trust Series 2017-6 Class A1 144A±±	2.75	10-25-2057	2,173,042	2,238,025
Towd Point Mortgage Trust Series 2018-2 Class A1 144A±±	3.25	3-25-2058	1,563,418	1,635,656
Towd Point Mortgage Trust Series 2018-3 Class A1 144A±±	3.75	5-25-2058	6,169,311	6,523,252
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±	3.00	11-25-2059	3,035,656	3,063,534
UBS Commercial Mortgage Trust Series 2012-C1 Class A3	3.40	5-10-2045	1,347,805	1,368,503
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR+0.85%)144A±	0.96	2-15-2032	4,115,000	4,101,520
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	76,410	76,442
Venture CDO Limited Series 2015-20A Class AR (3 Month LIBOR+0.82%)144A±	1.06	4-15-2027	3,433,259	3,434,076
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	2,302,958	2,332,648
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	1,417,413	1,433,687
Verus Securitization Trust Series 2020-INV1 Class A1 144A±±	1.98	3-25-2060	2,305,785	2,346,071
Verus Securitization Trust Series 2021-1 Class A2 144A±±	1.05	1-25-2066	9,000,000	8,995,556
Vibrant CLO Limited Series 2017-6A Class A (3 Month LIBOR+1.24%)144A±	1.48	6-20-2029	1,047,500	1,047,697
Vista Point Securitization Trust Series 2020-1 Class A1 144A±±	1.76	3-25-2065	4,401,589	4,441,629
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.17	8-25-2032	114,766	120,711
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.17	8-25-2032	84,032	82,160
Wilshire Funding Corporation Series 1998-2 Class M1 (1 Week LIBOR+2.00%)±	2.10	12-28-2037	130,613	133,907
Total Non-agency mortgage-backed securities (Cost $480,702,139)				482,289,005
Yankee corporate bonds and notes: 12.67%
Consumer discretionary: 0.69%
Auto components: 0.25%
Toyota Industries Corporation 144A	3.11	3-12-2022	6,145,000	6,303,070
Automobiles: 0.22%
Nissan Motor Company Limited 144A	3.04	9-15-2023	4,500,000	4,731,148
Stellantis NV	5.25	4-15-2023	530,000	575,289
				5,306,437
Household durables: 0.22%
Panasonic Corporation 144A	2.54	7-19-2022	5,400,000	5,526,237
The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Consumer staples: 0.18%
Food & staples retailing: 0.18%
Seven & I Holdings Company Limited 144A	3.35%	9-17-2021	$ 4,500,000	$ 4,574,697
Energy: 1.37%
Oil, gas & consumable fuels: 1.37%
Aker BP ASA 144A	4.75	6-15-2024	9,585,000	9,902,559
Enbridge Incorporated (U.S. SOFR+0.40%)±	0.42	2-17-2023	3,000,000	3,006,411
Reliance Industries Limited 144A	5.40	2-14-2022	6,800,000	7,092,878
Saudi Arabian Oil 144A	1.25	11-24-2023	2,000,000	2,014,640
Saudi Arabian Oil 144A	2.75	4-16-2022	7,000,000	7,157,985
Shell International Finance BV	0.38	9-15-2023	5,000,000	5,000,171
				34,174,644
Financials: 8.47%
Banks: 6.89%
ANZ New Zealand International Company 144A	1.90	2-13-2023	2,800,000	2,884,504
Banco Bilbao Vizcaya Argentaria SA	0.88	9-18-2023	5,000,000	5,040,860
Banco de Bogota SA 144A	5.38	2-19-2023	1,500,000	1,601,640
Banco Santander SA	3.50	4-11-2022	10,020,000	10,357,586
Banco Santander SA 144A	4.13	11-9-2022	7,797,000	8,177,104
Bank of Montreal	0.45	12-8-2023	4,000,000	4,009,743
Bank of Nova Scotia	1.63	5-1-2023	5,000,000	5,135,297
Banque Federative du Credit Mutuel SA 144A	0.65	2-27-2024	7,065,000	7,063,684
Barclays Bank plc (1 Year Treasury Constant Maturity+0.80%)±	1.01	12-10-2024	5,135,000	5,161,287
Barclays Bank plc	1.70	5-12-2022	5,000,000	5,076,092
BNP Paribas 144A	3.50	3-1-2023	4,000,000	4,238,311
BPCE SA 144A	3.00	5-22-2022	4,000,000	4,129,052
Canadian Imperial Bank	0.50	12-14-2023	3,000,000	3,002,786
Corporación Andina de Fomento	2.38	5-12-2023	4,860,000	5,030,489
Corporación Andina de Fomento	4.38	6-15-2022	5,400,000	5,649,804
Credit Suisse AG	2.80	4-8-2022	2,000,000	2,055,108
Credit Suisse New York	0.50	2-2-2024	5,000,000	4,997,131
Danske Bank A/S 144A	5.00	1-12-2022	8,565,000	8,888,994
Global Bank Corporation 144A	4.50	10-20-2021	1,180,000	1,196,284
Intesa Sanpaolo SpA 144A	3.38	1-12-2023	1,700,000	1,777,621
Lloyds Banking Group plc (1 Year Treasury Constant Maturity+1.10%)±	1.33	6-15-2023	3,215,000	3,247,983
Mitsubishi UFJ Financial Group Incorporated (1 Year Treasury Constant Maturity+0.68%)±	0.85	9-15-2024	4,000,000	4,028,733
Mizuho Financial Group Incorporated (3 Month LIBOR+0.61%)±	0.85	9-8-2024	6,990,000	7,034,925
Mizuho Financial Group Incorporated (3 Month LIBOR+0.99%)±	1.24	7-10-2024	2,420,000	2,457,422
National Bank of Canada Company (1 Year Treasury Constant Maturity+0.40%)±	0.55	11-15-2024	10,000,000	10,004,885
NatWest Markets plc 144A	2.38	5-21-2023	5,290,000	5,507,644
NatWest Markets plc	6.13	12-15-2022	3,000,000	3,272,722
Nordea Bank 144A	4.25	9-21-2022	5,400,000	5,699,899
Skandinaviska Enskilda Banken AB 144A	0.55	9-1-2023	6,000,000	6,009,840
Sumitomo Mitsui Financial Group	0.51	1-12-2024	7,000,000	6,998,413
Sumitomo Mitsui Trust Bank Limited 144A	0.80	9-12-2023	7,000,000	7,073,632
Swedbank AB 144A	1.30	6-2-2023	2,000,000	2,037,186
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  23

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Banks (continued)
Toronto-Dominion Bank (U.S. SOFR+0.45%)±	0.51%	9-28-2023	$ 3,000,000	$ 3,017,037
UniCredit SpA 144A	6.57	1-14-2022	9,545,000	9,996,410
				171,860,108
Capital markets: 0.40%
UBS Group AG	7.63	8-17-2022	9,000,000	9,892,706
Consumer finance: 0.76%
Hyundai Capital Services 144A	3.00	8-29-2022	1,829,778	1,888,718
NTT Finance Corporation 144A%%	0.37	3-3-2023	17,170,000	17,172,562
				19,061,280
Insurance: 0.30%
Sompo International Holdings Limited	4.70	10-15-2022	7,000,000	7,434,684
Thrifts & mortgage finance: 0.12%
Nationwide Building Society 144A	0.55	1-22-2024	3,000,000	2,994,672
Health care: 0.35%
Biotechnology: 0.28%
GlaxoSmithKline Capital Incorporated	0.53	10-1-2023	7,000,000	7,018,966
Pharmaceuticals: 0.07%
Teva Pharmaceutical Finance BV	2.20	7-21-2021	1,669,000	1,669,000
Industrials: 0.17%
Airlines: 0.17%
AerCap Ireland Limited	4.13	7-3-2023	4,000,000	4,254,737
Information technology: 0.56%
Communications equipment: 0.44%
Ericsson LM	4.13	5-15-2022	10,628,000	11,003,966
Semiconductors & semiconductor equipment: 0.12%
SK Hynix Incorporated 144A	1.00	1-19-2024	3,000,000	2,993,760
Materials: 0.88%
Chemicals: 0.88%
Orbia Advance Corporation SAB 144A	4.88	9-19-2022	6,835,000	7,224,595
Park Aerospace Holdings Company 144A	4.50	3-15-2023	4,000,000	4,183,251
Park Aerospace Holdings Company 144A	5.25	8-15-2022	2,115,000	2,211,075
Syngenta Finance NV 144A	4.44	4-24-2023	8,000,000	8,374,682
				21,993,603
Total Yankee corporate bonds and notes (Cost $313,193,501)				316,062,567
Yankee government bonds: 1.69%
Abu Dhabi Government Class L 144A	0.75	9-2-2023	4,000,000	4,010,576
AID Iraq Government Bond	2.15	1-18-2022	37,621,000	38,230,460
Total Yankee government bonds (Cost $42,300,418)				42,241,036
The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Short-term investments: 22.93%
Commercial paper: 12.24%
AT&T Incorporated 144A☼	0.33%	9-23-2021	$ 20,000,000	$ 19,965,747
Banco Santander SA 144A☼	0.28	9-30-2021	20,000,000	19,979,000
Black Hills Corporation 144A☼	0.18	4-6-2021	10,000,000	9,997,888
BPCE SA 144A☼	0.26	12-7-2021	25,000,000	24,962,133
Catholic Health Initiatives ☼	0.25	9-16-2021	10,000,000	9,990,068
Duke Energy Corporation 144A☼	0.16	4-16-2021	20,000,000	19,994,229
Glencore Funding LLC 144A☼	0.35	8-18-2021	20,000,000	19,966,361
IntercontinentalExchange Incorporated 144A☼	0.35	9-23-2021	5,500,000	5,480,816
KFW 144A☼	0.19	2-14-2022	20,000,000	19,960,778
Metlife Short Term Fund 144A☼	0.17	6-29-2021	10,000,000	9,995,012
Mizuho Bank Limited 144A☼	0.19	9-20-2021	25,000,000	24,968,671
NatWest Markets plc 144A☼	0.34	12-31-2021	20,000,000	19,946,784
Societe Generale 144A☼	0.22	6-10-2021	20,000,000	19,992,547
Swedbank AB ☼	0.18	6-7-2021	20,000,000	19,992,313
Toronto-Dominion Bank 144A☼	0.15	3-29-2021	24,150,000	24,148,128
United Healthcare Company 144A##	0.21	3-29-2021	20,000,000	19,997,916
Walt Disney Company 144A	0.26	11-15-2021	16,000,000	15,965,416
				305,303,807

	Yield	Shares
Investment companies: 8.69%
Securities Lending Cash Investments LLC ♠∩∞	0.05	5,740,398	5,740,398
Wells Fargo Government Money Market Fund Select Class ♠∞##	0.03	211,057,105	211,057,105
			216,797,503

		Interest rate		Principal
U.S. Treasury securities: 2.00%
U.S. Treasury Bill ☼		0.03	3-2-2021	$ 25,000,000	24,999,985
U.S. Treasury Bill ☼		0.04	3-4-2021	25,000,000	24,999,943
					49,999,928
Total Short-term investments (Cost $572,074,646)					572,101,238
Total investments in securities (Cost $2,635,722,986)	106.20%				2,649,623,316
Other assets and liabilities, net	(6.20)				(154,595,339)
Total net assets	100.00%				$2,495,027,977

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  25

Portfolio of investments—February 28, 2021 (unaudited)
Abbreviations:
BAN	Bond anticipation notes
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LOC	Letter of credit
PFA	Public Finance Authority
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$ 0	$ 73,925,338	$ (68,184,940)	$ (56,940)	$0	$ 5,740,398		5,740,398	$ 1,286#
Wells Fargo Government Money Market Fund Select Class	181,770,847	1,122,829,323	(1,093,543,065)	0	0	211,057,105		211,057,105	28,442
				$(56,940)	$0	$216,797,503	8.69%		$29,728

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
2-Year U.S. Treasury Notes	(2,305)	6-30-2021	$(509,170,448)	$(508,864,768)	$ 305,680	$0
5-Year U.S. Treasury Notes	(870)	6-30-2021	(108,573,607)	(107,852,813)	720,794	0
					$1,026,474	$0
The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Ultra Short-Term Income Fund

Statement of assets and liabilities—February 28, 2021 (unaudited)

Assets
Investments in unaffiliated securities (including $5,626,599 of securities loaned), at value (cost $2,418,925,483)	$ 2,432,825,813
Investments in affiliated securites, at value (cost $216,797,503)	216,797,503
Cash	1,290,390
Cash due from broker	1,120,000
Receivable for interest	7,476,453
Receivable for Fund shares sold	7,208,461
Segregated cash for futures contracts	1,958,340
Principal paydown receivable	66,595
Receivable for securities lending income, net	1,528
Total assets	2,668,745,083
Liabilities
Payable for when-issued transactions	154,262,544
Payable for investments purchased	6,061,531
Payable upon receipt of securities loaned	5,740,398
Payable for Fund shares redeemed	5,460,161
Dividends payable	1,126,492
Management fee payable	273,658
Payable for daily variation margin on open futures contracts	184,887
Administration fees payable	171,347
Distribution fee payable	3,635
Trustees’ fees and expenses payable	2,470
Accrued expenses and other liabilities	429,983
Total liabilities	173,717,106
Total net assets	$2,495,027,977
Net assets consist of
Paid-in capital	$ 2,509,046,004
Total distributable loss	(14,018,027)
Total net assets	$2,495,027,977
Computation of net asset value and offering price per share
Net assets – Class A	$ 279,975,585
Shares outstanding – Class A1	32,480,371
Net asset value per share – Class A	$8.62
Maximum offering price per share – Class A2	$8.80
Net assets – Class A2	$ 82,003,908
Shares outstanding – Class A2[1]	9,520,481
Net asset value per share – Class A2	$8.61
Net assets – Class C	$ 6,500,317
Shares outstanding – Class C1	754,986
Net asset value per share – Class C	$8.61
Net assets – Administrator Class	$ 19,532,548
Shares outstanding – Administrator Class[1]	2,276,260
Net asset value per share – Administrator Class	$8.58
Net assets – Institutional Class	$ 2,107,015,619
Shares outstanding – Institutional Class[1]	244,601,217
Net asset value per share – Institutional Class	$8.61
[1]	The Fund has an unlimited number of authorized shares
[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  27

Statement of operations—six months ended February 28, 2021 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $868)	$ 12,444,736
Dividends	996,639
Income from affiliated securities	34,322
Total investment income	13,475,697
Expenses
Management fee	2,179,047
Administration fees
Class A	210,420
Class A2	45,029
Class C	4,375
Administrator Class	9,382
Institutional Class	593,276
Shareholder servicing fees
Class A	328,762
Class A2	70,358
Class C	6,821
Administrator Class	23,429
Distribution fee
Class C	20,405
Custody and accounting fees	27,042
Professional fees	32,131
Registration fees	38,201
Shareholder report expenses	19,088
Trustees’ fees and expenses	9,557
Other fees and expenses	11,356
Total expenses	3,628,679
Less: Fee waivers and/or expense reimbursements
Fund-level	(766,204)
Class A	(125,276)
Class A2	(21,796)
Class C	(2,073)
Administrator Class	(1,765)
Net expenses	2,711,565
Net investment income	10,764,132
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	3,446,724
Affiliated securities	(56,940)
Futures contracts	418,363
Net realized gains on investments	3,808,147
Net change in unrealized gains (losses) on
Unaffiliated securities	(324,745)
Futures contracts	1,246,431
Net change in unrealized gains (losses) on investments	921,686
Net realized and unrealized gains (losses) on investments	4,729,833
Net increase in net assets resulting from operations	$15,493,965
The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Ultra Short-Term Income Fund

Statement of changes in net assets

	Six months ended February 28, 2021 (unaudited)		Year ended August 31, 2020
Operations
Net investment income		$ 10,764,132		$ 22,903,129
Net realized gains (losses) on investments		3,808,147		(2,227,885)
Net change in unrealized gains (losses) on investments		921,686		5,858,585
Net increase in net assets resulting from operations		15,493,965		26,533,829
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,379,091)		(3,964,308)
Class A2		(283,744)		(30,109) [1]
Class C		(7,761)		(52,076)
Administrator Class		(96,114)		(305,804)
Institutional Class		(9,411,051)		(18,189,256)
Total distributions to shareholders		(11,177,761)		(22,541,553)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,177,944	96,192,768	8,329,991	71,282,611
Class A2	9,863,548	84,855,983	3,699,192 [1]	31,741,098 [1]
Class C	377,978	3,252,285	326,075	2,771,975
Administrator Class	1,100,100	9,425,364	885,043	7,527,535
Institutional Class	182,212,689	1,568,127,478	97,580,721	833,509,510
		1,761,853,878		946,832,729
Reinvestment of distributions
Class A	154,863	1,332,931	449,530	3,833,027
Class A2	32,958	283,579	3,494 [1]	30,011 [1]
Class C	867	7,453	6,034	51,385
Administrator Class	11,000	94,249	35,133	298,099
Institutional Class	513,243	4,417,529	1,111,053	9,469,223
		6,135,741		13,681,745
Payment for shares redeemed
Class A	(5,909,248)	(50,875,858)	(6,943,941)	(59,012,666)
Class A2	(3,863,641)	(33,248,177)	(215,070) [1]	(1,847,277) [1]
Class C	(227,760)	(1,958,806)	(344,149)	(2,912,841)
Administrator Class	(629,194)	(5,396,189)	(742,061)	(6,251,836)
Institutional Class	(55,040,145)	(473,752,849)	(79,721,788)	(677,493,195)
		(565,231,879)		(747,517,815)
Net increase in net assets resulting from capital share transactions		1,202,757,740		212,996,659
Total increase in net assets		1,207,073,944		216,988,935
Net assets
Beginning of period		1,287,954,033		1,070,965,098
End of period		$2,495,027,977		$1,287,954,033
[1]	For the period from May 29, 2020 (commencement of class operations) to August 31, 2020
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  29

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.60	$8.54	$8.46	$8.48	$8.49	$8.46
Net investment income	0.04	0.16	0.17	0.13	0.09	0.08
Net realized and unrealized gains (losses) on investments	0.03	0.06	0.08	(0.02)	(0.01)	0.03
Total from investment operations	0.07	0.22	0.25	0.11	0.08	0.11
Distributions to shareholders from
Net investment income	(0.05)	(0.16)	(0.17)	(0.13)	(0.09)	(0.08)
Net asset value, end of period	$8.62	$8.60	$8.54	$8.46	$8.48	$8.49
Total return[1]	0.76%	2.62%	3.04%	1.24%	0.97%	1.28%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.77%	0.80%	0.80%	0.79%	0.79%
Net expenses	0.48%	0.64%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.01%	1.92%	2.05%	1.47%	1.09%	0.93%
Supplemental data
Portfolio turnover rate	47%	68%	36%	55%	56%	51%
Net assets, end of period (000s omitted)	$279,976	$232,660	$215,503	$243,909	$274,079	$319,565

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Ultra Short-Term Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class A2	Six months ended February 28, 2021 (unaudited)	2020 [1]
Net asset value, beginning of period	$8.59	$8.52
Net investment income	0.04	0.03
Net realized and unrealized gains on investments	0.02	0.07
Total from investment operations	0.06	0.10
Distributions to shareholders from
Net investment income	(0.04)	(0.03)
Net asset value, end of period	$8.61	$8.59
Total return[2]	0.75%	1.22%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.66%
Net expenses	0.50%	0.50%
Net investment income	0.96%	1.38%
Supplemental data
Portfolio turnover rate	47%	68%
Net assets, end of period (000s omitted)	$82,004	$29,971

[1]	For the period from May 29, 2020 (commencement of class operations) to August 31, 2020
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  31

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Class C	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.59	$8.54	$8.46	$8.47	$8.48	$8.45
Net investment income	0.02	0.10	0.11	0.06	0.02	0.01
Net realized and unrealized gains (losses) on investments	0.01	0.05	0.08	(0.01)	0.00	0.03
Total from investment operations	0.03	0.15	0.19	0.05	0.02	0.04
Distributions to shareholders from
Net investment income	(0.01)	(0.10)	(0.11)	(0.06)	(0.03)	(0.01)
Net asset value, end of period	$8.61	$8.59	$8.54	$8.46	$8.47	$8.48
Total return[1]	0.38%	1.73%	2.27%	0.60%	0.22%	0.52%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.51%	1.55%	1.55%	1.54%	1.54%
Net expenses	1.25%	1.40%	1.45%	1.45%	1.45%	1.45%
Net investment income	0.24%	1.16%	1.31%	0.72%	0.34%	0.17%
Supplemental data
Portfolio turnover rate	47%	68%	36%	55%	56%	51%
Net assets, end of period (000s omitted)	$6,500	$5,187	$5,257	$5,056	$5,760	$7,464

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Ultra Short-Term Income Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Administrator Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.56	$8.51	$8.43	$8.45	$8.46	$8.42
Net investment income	0.04 [1]	0.17	0.19	0.13	0.10	0.09
Net realized and unrealized gains (losses) on investments	0.02	0.05	0.08	(0.01)	(0.01)	0.04
Total from investment operations	0.06	0.22	0.27	0.12	0.09	0.13
Distributions to shareholders from
Net investment income	(0.04)	(0.17)	(0.19)	(0.14)	(0.10)	(0.09)
Net asset value, end of period	$8.58	$8.56	$8.51	$8.43	$8.45	$8.46
Total return[2]	0.75%	2.61%	3.19%	1.39%	1.12%	1.55%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.71%	0.74%	0.74%	0.73%	0.73%
Net expenses	0.50%	0.54%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.98%	2.03%	2.20%	1.54%	1.24%	1.05%
Supplemental data
Portfolio turnover rate	47%	68%	36%	55%	56%	51%
Net assets, end of period (000s omitted)	$19,533	$15,359	$13,748	$15,037	$27,245	$26,679

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Wells Fargo Ultra Short-Term Income Fund  |  33

Financial highlights
(For a share outstanding throughout each period)
		Year ended August 31
Institutional Class	Six months ended February 28, 2021 (unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.59	$8.54	$8.46	$8.48	$8.49	$8.45
Net investment income	0.05	0.19	0.20	0.15	0.12	0.11
Net realized and unrealized gains (losses) on investments	0.03	0.05	0.08	(0.02)	(0.01)	0.04
Total from investment operations	0.08	0.24	0.28	0.13	0.11	0.15
Distributions to shareholders from
Net investment income	(0.06)	(0.19)	(0.20)	(0.15)	(0.12)	(0.11)
Net asset value, end of period	$8.61	$8.59	$8.54	$8.46	$8.48	$8.49
Total return[1]	0.88%	2.83%	3.40%	1.59%	1.33%	1.75%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.44%	0.47%	0.47%	0.46%	0.46%
Net expenses	0.25%	0.32%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.22%	2.25%	2.41%	1.80%	1.43%	1.27%
Supplemental data
Portfolio turnover rate	47%	68%	36%	55%	56%	51%
Net assets, end of period (000s omitted)	$2,107,016	$1,004,777	$836,456	$744,844	$1,061,908	$1,197,514

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

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Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”) to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management Incorporated and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and sub-advisory agreement. The Fund's Board of Trustees will be asked to approve new investment management arrangements with the new company. If approved by the Board, the new investment management arrangements with the new company will be presented to the shareholders of the Fund for approval, and, if approved by shareholders, would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions

Wells Fargo Ultra Short-Term Income Fund  |  35

Notes to financial statements (unaudited)
is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

36  |  Wells Fargo Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2021, the aggregate cost of all investments for federal income tax purposes was $2,635,790,819 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$17,409,227
Gross unrealized losses	(2,550,256)
Net unrealized gains	$14,858,971
As of August 31, 2020, the Fund had capital loss carryforwards which consisted of $3,429,987 in short-term capital losses and $28,918,817 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Ultra Short-Term Income Fund  |  37

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$ 0	$ 147,782,724	$0	$ 147,782,724
Asset-backed securities	0	367,880,062	0	367,880,062
Corporate bonds and notes	0	612,599,634	0	612,599,634
Exchange-traded funds	100,855,348	0	0	100,855,348
Municipal obligations	0	7,811,702	0	7,811,702
Non-agency mortgage-backed securities	0	482,289,005	0	482,289,005
Yankee corporate bonds and notes	0	316,062,567	0	316,062,567
Yankee government bonds	0	42,241,036	0	42,241,036
Short-term investments
Commercial paper	0	305,303,807	0	305,303,807
Investment companies	216,797,503	0	0	216,797,503
U.S. Treasury securities	0	49,999,928	0	49,999,928
	317,652,851	2,331,970,465	0	2,649,623,316
Futures contracts	1,026,474	0	0	1,026,474
Total assets	$318,679,325	$2,331,970,465	$0	$2,650,649,790
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended February 28, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended February 28, 2021, the management fee was equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

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Notes to financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.16%
Class A2	0.16
Class C	0.16
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through December 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.50%
Class A2	0.50
Class C	1.25
Administrator Class	0.50
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2021, Funds Distributor received $3,484 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class A2, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

Wells Fargo Ultra Short-Term Income Fund  |  39

Notes to financial statements (unaudited)
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2021 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$545,418,590	$1,374,150,203	$431,417,800	$255,781,184
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Funds Management and is subadvised by WellsCap. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of February 28, 2021, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Barclays Capital Inc.	$1,982,286	$(1,982,286)	0
Citigroup Global Markets Inc.	3,614,153	(3,614,153)	0
Morgan Stanley & Co. LLC	30,160	(30,160)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2021, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $407,098,288 in short futures contracts during the six months ended February 28, 2021.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.
For the six months ended February 28, 2021, there were no borrowings by the Fund under the agreement.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational

40  |  Wells Fargo Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Wells Fargo Ultra Short-Term Income Fund  |  41

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

42  |  Wells Fargo Ultra Short-Term Income Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Wells Fargo Ultra Short-Term Income Fund  |  45

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0321-00298 04-21
SA223/SAR223 02-21

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	April 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	April 27, 2021

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	April 27, 2021